             As filed with the Securities and Exchange Commission on
                                  MARCH 1, 2005

                                                     FILE NOS. 33-27896/811-5796

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                           --------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933     [X]

         Pre-Effective Amendment No.         [ ]
                                     ---

         Post-Effective Amendment No.  33    [X]
                                      ----

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

         Amendment No.  36    [X]
                       ----
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                                FFTW FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                                 200 Park Avenue
                            New York, New York 10166
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                    (Address of principal executive offices)
                   Registrant's telephone number: 212-681-3000

                          Stephen P. Casper, President
                                 200 Park Avenue
                            New York, New York 10166
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                     (Name and address of agent for service)
                                 With a copy to:
                                Jack Murphy, Esq.
                                     Dechert
                                1775 Eye Street,
                        N.W., Washington, D.C. 20006-2401
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Approximate Date of Proposed Public Offering: As soon as practicable after this
Registration Statement becomes effective.

It is proposed that this filing will become effective:
/ /  immediately upon filing pursuant to paragraph (b)
/ /  On _________, pursuant to paragraph (b)
/ /  60 days after filing, pursuant to paragraph (a)(1)
/X/  On May 1, 2005, pursuant to paragraph (a) (1)
/ /  75 days after filing, pursuant to paragraph (a) (2)
/ /  On _________, pursuant to paragraph (a) (2) of Rule 485.

                                FFTW FUNDS, INC.
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================================================================================

                                   PROSPECTUS

================================================================================

--------------------------------------------------------------------------------

                                   MAY 1, 2005

                        o  U.S. Short-Term Portfolio
                        o  Limited Duration Portfolio
                        o  Mortgage-Backed Portfolio
                        o  Worldwide Portfolio
                        o  Worldwide Core Portfolio
                        o  International Portfolio
                        o  U.S. Inflation-Indexed Portfolio
                        o  Global Inflation-Indexed Hedged Portfolio

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED ANY PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

                                    CONTENTS

Risk/Return Summary
    Investment Objectives, Principal Investment Strategies and Investments
        U.S. Short-Term Portfolio
        Limited Duration Portfolio
        Mortgage-Backed Portfolio
        Worldwide Portfolio
        Worldwide Core Portfolio
        International Portfolio
        U.S. Inflation-Indexed Portfolio
        Global Inflation-Indexed Hedged Portfolio
    Principal Investment Risks
Risk Return Bar Charts and Tables
        U.S. Short-Term Portfolio
        Limited Duration Portfolio
        Mortgage-Backed Portfolio
        Worldwide Portfolio
        Worldwide Core Portfolio
        International Portfolio
        U.S. Inflation-Indexed Portfolio
        Global Inflation-Indexed Hedged Portfolio
Fee Table
Expenses Table Example
Fund Management
Portfolio Managers
Shareholder Information
Investment Information
Portfolio Turnover
Supplemental Investment Policies
Financial Highlights Tables
        U.S. Short-Term Portfolio
        Limited Duration Portfolio
        Mortgage-Backed Portfolio
        Worldwide Portfolio
        Worldwide Core Portfolio
        International Portfolio
        U.S. Inflation-Indexed Portfolio
           Global Inflation-Indexed Hedged Portfolio
Shareholder Inquiries                                                 Back Cover

                                       2

                               RISK/RETURN SUMMARY

The following is a summary of key information about each of the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolios' investment strategies, investments and their associated risks follows.

     INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND INVESTMENTS

--------------------------------------------------------------------------------
                            U.S. SHORT-TERM PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital and to
                             maintain liquidity.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in high quality
STRATEGIES:                  (average portfolio rating of AA by Standard &
                             Poor's Corporation ("S&P"), Aa by Moody's
                             Investor's Services, Inc. ("Moody's"), or a
                             comparable rating or higher from a nationally
                             recognized statistical rating organization
                             ("NRSRO"), or if the security is unrated, of
                             comparable credit quality in the judgment of the
                             Investment Adviser) short-term debt securities. The
                             performance objective of the Portfolio is to
                             outperform an index that the Portfolio Manager
                             believes is an appropriate benchmark for the
                             Portfolio. The current index used by the Portfolio
                             Manager for the Portfolio is the Merrill Lynch 3-6
                             Month Treasury Index. (The Merrill Lynch 3-6 Month
                             Treasury Index is one of four sub-indices of the
                             0-1 year U.S. Treasury Bond Index, which is a
                             capitalization-weighted basket of all outstanding
                             U.S. Treasury Notes and Bonds having less than one
                             year remaining term to maturity and a minimum
                             amount outstanding of $1 billion. The index is not
                             available for investment and, unlike the Portfolio,
                             does not incur expenses.)

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                                    AVERAGE
                                                   S&P            Moody's         Fitch IBCA,      PORTFOLIO
                            S&P:   Moody's:    (Short Term):    (Short Term):    Duff & Phelps:    QUALITY: AA
                            ----   --------    ------------    -------------    --------------    --------

                            BBB-     Baa3          A-2             P-2               BBB-            (AA)

--------------------------------------------------------------------------------
DURATION:                    Except for temporary defensive purposes, the
                             Portfolio's U.S. dollar-weighted average duration
                             will not exceed one year. As of December 31, 2004,
                             the duration of the U.S. Short-Term Portfolio was
                             [64 days (0.18 years)].

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 80% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in U.S.
                             dollar-denominated debt securities having an
                             effective maturity of no greater than 3 years. The
                             Portfolio will invest in derivatives for hedging
                             and non-hedging purposes, such as to manage the
                             effective duration of the Portfolio or as a
                             substitute for direct investment. For temporary
                             defensive purposes, 100% of the Portfolio's total
                             assets may be invested in U.S. government
                             securities, cash or cash equivalent securities.
                             These defensive strategies may prevent the
                             Portfolio from achieving its investment objective.
                             The Portfolio is "diversified" under the Investment
                             Company Act of 1940, as amended (the "1940 Act").
                             Under normal circumstances, the Portfolio will
                             invest more than 25% of its total assets in the
                             Banking and Finance industry. For purposes of this
                             limitation, the Banking and Finance industry will
                             be deemed to include securities of issuers engaged
                             in banking or finance businesses, including issuers
                             of asset-backed securities and mortgage-backed
                             securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o   Asset-Backed Securities
                             o   Bank Obligations
                             o   Corporate Debt Instruments
                             o   Derivative Instruments
                             o   Money Market Instruments
                             o   Mortgage-Backed Securities
                             o   Repurchase and Reverse Repurchase Agreements
                             o   U.S. Government and Agency Securities

--------------------------------------------------------------------------------

                                       3

--------------------------------------------------------------------------------

                           LIMITED DURATION PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To maintain a level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in high quality
STRATEGIES:                  (average portfolio rating of AA by S&P, Aa by
                             Moody's, or a comparable rating or higher from a
                             NRSRO, or if the security is unrated, of comparable
                             credit quality in the judgment of the Investment
                             Adviser) debt securities, using interest rate
                             hedging as a stabilizing technique. The performance
                             objective of the Portfolio is to outperform an
                             index that the Portfolio Manager believes is an
                             appropriate benchmark for the Portfolio. The
                             current index used by the Portfolio Manager for the
                             Portfolio is the Merrill Lynch 1-3 Year Treasury
                             Index. (The Merrill Lynch 1-3 Year Treasury Index
                             is an unmanaged index that tracks short-term U.S.
                             government securities with maturities between 1 and
                             3 years and represents the total rate of return of
                             Treasury Notes based on daily closing prices. The
                             index is not available for investment and, unlike
                             the Portfolio, does not incur expenses.)

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                             AVERAGE
                                                   S&P          Moody's      Fitch IBCA,    PORTFOLIO
                            S&P:    Moody's:  (Short Term):  (Short Term):  Duff & Phelps:   QUALITY:
                            ----    --------  -------------  ------------   --------------   --------

                            BBB-     Baa3          A-2            P-2           BBB-         AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The U.S. dollar-weighted average duration of the
                             Portfolio generally is shorter than three years.
                             The U.S. dollar-weighted average duration of the
                             Portfolio will not differ from the weighted average
                             duration of the Merrill Lynch 1-3 Year Treasury
                             Index by more than one year. As of December 31,
                             2004, the duration of the Merrill Lynch 1-3 Year
                             Treasury Index was [1.68 years]. As of December 31,
                             2004, the duration of the Limited Duration
                             Portfolio was [1.55 years].

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         At least 65% of the Portfolio's total assets must
                             be invested in U.S. dollar-denominated securities.
                             The Portfolio will invest in derivatives for
                             hedging and non-hedging purposes, such as to manage
                             the effective duration of the Portfolio or as a
                             substitute for direct investment. For temporary
                             defensive purposes, 100% of the Portfolio's total
                             assets may be invested in U.S. government
                             securities, cash or cash equivalent securities.
                             These defensive strategies may prevent the
                             Portfolio from achieving its investment objective.
                             The Portfolio is "non-diversified" under the 1940
                             Act, meaning that it may invest in a limited number
                             of issuers. Under normal circumstances, the
                             Portfolio will invest more than 25% of its total
                             assets in the Banking and Finance industry. For
                             purposes of this limitation, the Banking and
                             Finance industry will be deemed to include
                             securities of issuers engaged in banking or finance
                             businesses, including issuers of asset-backed
                             securities and mortgage-backed securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o   Asset-Backed Securities
                             o   Bank Obligations
                             o   Corporate Debt Instruments
                             o   Derivative Instruments
                             o   Foreign Debt Instruments
                             o   Mortgage-Backed Securities
                             o   Other Investment Companies
                             o   U.S. Government and Agency Securities

--------------------------------------------------------------------------------

                                       4

--------------------------------------------------------------------------------

                            MORTGAGE-BACKED PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in high quality
STRATEGIES:                  (average portfolio rating of AA by S&P, Aa by
                             Moody's, or a comparable rating or higher from a
                             NRSRO, or if the security is unrated, of comparable
                             credit quality in the judgment of the Investment
                             Adviser) mortgage and asset-backed securities using
                             hedging techniques to manage interest rate and
                             prepayment risk. The performance objective of the
                             Portfolio is to outperform an index that the
                             Portfolio Manager believes is an appropriate
                             benchmark for the Portfolio. The current index used
                             by the Portfolio Manager for the Portfolio is the
                             Lehman Brothers Mortgage-Backed Securities Index.
                             (The Lehman Brothers Mortgage-Backed Securities
                             Index tracks the mortgage-backed pass-through
                             securities of Ginnie Mae (GNMA), Fannie Mae (FNMA)
                             and Freddie Mac (FHLMC), and is formed by grouping
                             the universe of individual fixed rate
                             mortgage-backed securities pools into generic
                             aggregates. The index is not available for
                             investment and, unlike the Portfolio, does not
                             incur expenses.)

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                                AVERAGE
                                                     S&P           Moody's       Fitch IBCA,   PORTFOLIO
                             S&P:     Moody's:  (Short Term):   (Short Term):  Duff & Phelps:   QUALITY:
                             ----     --------  -------------   -------------  --------------   --------

                             BBB-       Baa3         A-2             P-2           BBB-          AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The U.S. dollar-weighted average duration of the
                             Portfolio generally will not differ from the
                             weighted average duration of the Lehman Brothers
                             Mortgage-Backed Securities Index by more than one
                             year. As of December 31, 2004, the duration of the
                             Lehman Brothers Mortgage-Backed Securities Index
                             was [3.53 years]. As of December 31, 2004, the
                             duration of the Mortgage-Backed Portfolio was [3.67
                             years].

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 80% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in mortgage
                             and asset-backed securities of U.S. and foreign
                             issuers. The Portfolio will invest in derivatives
                             for hedging and non-hedging purposes, such as to
                             manage the effective duration of the Portfolio or
                             as a substitute for direct investment. For
                             temporary defensive purposes, the Portfolio may
                             invest up to 100% of its total assets in U.S.
                             government securities, cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the 1940 Act, meaning that it may invest in a
                             limited number of issuers. Under normal
                             circumstances, the Portfolio will invest more than
                             25% of its total assets in the Banking and Finance
                             industry. For purposes of this limitation, the
                             Banking and Finance industry will be deemed to
                             include securities of issuers engaged in banking or
                             finance businesses, including issuers of
                             asset-backed securities and mortgage-backed
                             securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o    Asset-Backed Securities
                             o    Bank Obligations
                             o    Derivative Instruments
                             o    Dollar Roll Transactions
                             o    Mortgage-Backed Securities
                             o    Other Investment Companies
                             o    Repurchase and Reverse Repurchase Agreements
                             o    Stripped Instruments
                             o    TBA Transactions
                             o    Total Return Swaps
                             o    U.S. Government and Agency Securities

--------------------------------------------------------------------------------

                                       5

--------------------------------------------------------------------------------

                               WORLDWIDE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in investment grade
STRATEGIES:                  (minimum rating of BBB by S&P, Baa by Moody's, or a
                             comparable rating or higher from a NRSRO or if the
                             security is unrated, of comparable credit quality
                             in the judgment of the Investment
                             Adviser/Sub-Adviser) debt securities from worldwide
                             bond markets, denominated in both U.S. dollars and
                             foreign currencies. The performance objective of
                             the Portfolio is to outperform an index that the
                             Portfolio Manager believes is an appropriate
                             benchmark for the Portfolio. The current index used
                             by the Portfolio Manager for the Portfolio is the
                             Lehman Brothers Global Aggregate Index (Unhedged).
                             (The Lehman Brothers Global Aggregate Index
                             (Unhedged) provides a broad-based measure of the
                             international investment grade bond market,
                             combining the U.S. Aggregate Index with the dollar
                             denominated versions of the Pan-European Index and
                             the Japanese, Canadian, Australian and New Zealand
                             components of the Global Treasury Index, with
                             returns expressed in U.S. dollars. The index is not
                             available for investment and, unlike the Portfolio,
                             does not incur expenses.)

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                               AVERAGE
                                                     S&P            Moody's     Fitch IBCA,   PORTFOLIO
                             S&P:    Moody's:    (Short Term):   (Short Term): Duff & Phelps:  QUALITY:
                             ----    --------    -------------   ------------  -------------- --------

                             BBB-      Baa3          A-2             P-2           BBB-          A

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's U.S. dollar-weighted average
                             duration generally will not differ from the
                             weighted average duration of the Lehman Brothers
                             Global Aggregate Index (Unhedged) by more than two
                             years. As of December 31, 2004, the duration of the
                             Lehman Brothers Global Aggregate Index (Unhedged)
                             was [5.08 years]. As of December 31, 2004, the
                             duration of the Worldwide Portfolio was [5.28
                             years].

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         The Portfolio invests primarily in investment grade
                             debt securities from worldwide bond markets,
                             denominated in both U.S. dollars and foreign
                             currencies. The Portfolio will maintain investments
                             in debt securities of issuers from at least three
                             different countries including the U.S. At least 35%
                             of the Portfolio's total assets will be invested in
                             debt securities and their related instruments from
                             jurisdictions outside the U.S. The Portfolio will
                             invest in derivatives for hedging and non-hedging
                             purposes, such as to manage the effective duration
                             of the Portfolio or as a substitute for direct
                             investment. For temporary defensive purposes, 100%
                             of the Portfolio's total assets may be invested in
                             U.S. government securities, cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the 1940 Act, meaning that it may invest in a
                             limited number of issuers. Under normal
                             circumstances, the Portfolio will invest more than
                             25% of its total assets in the Banking and Finance
                             industry. For purposes of this limitation, the
                             Banking and Finance industry will be deemed to
                             include securities of issuers engaged in banking or
                             finance businesses, including issuers of
                             asset-backed securities and mortgage-backed
                             securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o     Asset-Backed Securities
                             o     Bank Obligations
                             o     Corporate Debt Instruments
                             o     Derivative Instruments
                             o     Dollar Roll Transactions
                             o     Foreign Debt Instruments
                             o     Mortgage-Backed Securities
                             o     Other Investment Companies
                             o     TBA Transactions
                             o     U.S. Government and Agency Securities

--------------------------------------------------------------------------------

                                       6

--------------------------------------------------------------------------------

                            WORLDWIDE CORE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in investment grade
STRATEGIES:                  (minimum rating of BBB by S&P, Baa by Moody's, or a
                             comparable rating, or higher from a NRSRO, or if
                             the security is unrated, of comparable credit
                             quality in the judgment of the Investment
                             Adviser/Sub-Adviser) debt securities from worldwide
                             bond markets, denominated in both U.S. dollars and
                             foreign currencies, and actively utilizes currency
                             hedging techniques. The performance objective of
                             the Portfolio is to outperform an index that the
                             Portfolio Manager believes is an appropriate
                             benchmark for the Portfolio. The current index used
                             by the Portfolio Manager for the Portfolio is the
                             Lehman Brothers Global Aggregate Index (Hedged).
                             (The Lehman Brothers Global Aggregate Index
                             (Hedged) provides a broad-based measure of the
                             international investment grade bond market,
                             combining the U.S. Aggregate Index with the
                             Pan-European Index and the Japanese, Canadian,
                             Australian and New Zealand components of the Global
                             Treasury Index, with returns expressed in U.S.
                             dollar hedged terms. The index is not available for
                             investment and, unlike the Portfolio, does not
                             incur expenses.)

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                                AVERAGE
                                                     S&P           Moody's      Fitch IBCA,    PORTFOLIO
                             S&P:    Moody's:   (Short Term):   (Short Term):  Duff & Phelps:   QUALITY:
                             ----    --------   ------------    -------------  --------------  --------

                             BBB-      Baa3          A-2             P-2         BBB-             A

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's U.S. dollar-weighted average
                             duration generally will not differ from the
                             weighted average duration of the Lehman Brothers
                             Global Aggregate Index (Hedged) by more than two
                             years. As of December 31, 2004, the duration of the
                             Lehman Brothers Global Aggregate Index (Hedged) was
                             [5.08 years]. As of December 31, 2004, the duration
                             of the Worldwide Core Portfolio was [5.79 years].

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         The Portfolio invests primarily in investment grade
                             debt securities from worldwide bond markets,
                             denominated in both U.S. dollars and foreign
                             currencies. The Portfolio will maintain investments
                             in debt securities of issuers from at least three
                             different countries including the U.S. At least 35%
                             of the Portfolio's total assets will be invested in
                             debt securities and their related instruments from
                             jurisdictions outside the U.S. As a fundamental
                             policy, to the extent feasible, the Portfolio will
                             actively utilize currency hedging techniques to
                             hedge at least 65% of its total assets. The
                             Portfolio will invest in derivatives for hedging
                             and non-hedging purposes, such as to manage the
                             effective duration of the Portfolio or as a
                             substitute for direct investment. For temporary
                             defensive purposes, 100% of the Portfolio's total
                             assets may be invested in U.S. government
                             securities, cash or cash equivalent securities.
                             These defensive strategies may prevent the
                             Portfolio from achieving its investment objective.
                             The Portfolio is "non-diversified" under the 1940
                             Act, meaning that it may invest in a limited number
                             of issuers. Under normal circumstances, the
                             Portfolio will invest more than 25% of its total
                             assets in the Banking and Finance industry. For
                             purposes of this limitation, the Banking and
                             Finance industry will be deemed to include
                             securities of issuers engaged in banking or finance
                             businesses, including issuers of asset-backed
                             securities and mortgage-backed securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o      Asset-Backed Securities
                             o      Bank Obligations
                             o      Corporate Debt Instruments
                             o      Derivative Instruments
                             o      Dollar Roll Transactions
                             o      Foreign Debt Instruments
                             o      Mortgage-Backed Securities
                             o      Other Investment Companies
                             o      TBA Transactions
                             o      U.S. Government and Agency Securities

--------------------------------------------------------------------------

                                       7

--------------------------------------------------------------------------------

                             INTERNATIONAL PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in investment grade
STRATEGIES:                  (minimum rating of BBB by S&P, Baa by Moody's, or a
                             comparable rating or higher from a NRSRO, or if the
                             security is unrated, of comparable credit quality
                             in the judgment of the Investment
                             Adviser/Sub-Adviser) debt securities from foreign
                             bond markets and denominated in foreign currencies.
                             The performance objective of the Portfolio is to
                             outperform an index that the Portfolio Manager
                             believes is an appropriate benchmark for the
                             Portfolio. The current index used by the Portfolio
                             Manager for the Portfolio is the Lehman Brothers
                             Global Aggregate Index (ex-USD). (The Lehman
                             Brothers Global Aggregate Index (ex-USD) provides a
                             broad-based measure of the international investment
                             grade bond market. The Lehman Brothers Global
                             Aggregate Index (ex-USD) combines non-U.S.
                             dollar-denominated versions of the Pan-European
                             Index and the Japanese, Canadian, Australian and
                             New Zealand components of the Global Treasury
                             Index. The index is not available for investment
                             and, unlike the Portfolio, does not incur
                             expenses).

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                                AVERAGE
                                                     S&P          Moody's      Fitch IBCA,     PORTFOLIO
                             S&P:   Moody's:    (Short Term):  (Short Term):  Duff & Phelps:    QUALITY:
                             ----   --------    -------------  -------------  --------------   --------

                             BBB-     Baa3           A-2            P-2            BBB-           A

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's weighted average duration generally
                             will not differ from the weighted average duration
                             of the Lehman Brothers Global Aggregate Index
                             (ex-USD) by more than one year. As of December 31,
                             2004, the duration of the Lehman Brothers Global
                             Aggregate Index (ex-USD) was [5.36 years]. As of
                             December 31, 2004, the duration of the
                             International Portfolio was [5.13 years].

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         The Portfolio invests primarily in investment grade
                             debt securities from foreign bond markets,
                             denominated in foreign currencies. The Portfolio
                             will maintain investments in debt securities of
                             issuers from at least three different countries. At
                             least 65% of the Portfolio's total assets will be
                             invested in debt securities from jurisdictions
                             outside the U.S. The Portfolio will invest in
                             derivatives for hedging and non-hedging purposes,
                             such as to manage the effective duration of the
                             Portfolio or as a substitute for direct investment.
                             For temporary defensive purposes, 100% of the
                             Portfolio's total assets may be invested in U.S.
                             government securities, cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the 1940 Act, meaning that it may invest in a
                             limited number of issuers. Under normal
                             circumstances, the Portfolio will invest more than
                             25% of its total assets in the Banking and Finance
                             industry. For purposes of this limitation, the
                             Banking and Finance industry will be deemed to
                             include securities of issuers engaged in banking or
                             finance businesses, including issuers of
                             asset-backed securities and mortgage-backed
                             securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:             Foreign Debt Instruments, including:
                                   o        Asset-Backed Securities
                                   o        Bank Obligations
                                   o        Corporate Debt Instruments
                                   o        Derivative Instruments
                                   o        Government Debt Instruments
                                   o        Indexed Notes
                                   o        Interest Rate Futures
                                   o        Mortgage-Backed Securities
                                   o        Other Investment Companies

--------------------------------------------------------------------------------

                                       8

                                       9

--------------------------------------------------------------------------------

                        U.S. INFLATION-INDEXED PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return in excess of
                             inflation as may be consistent with the
                             preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in bonds that are
STRATEGIES:                  denominated in U.S. dollars and that have a coupon
                             rate and/or principal amount linked to the
                             inflation rate and derivative instruments
                             denominated in U.S. dollars whose returns are
                             linked to the inflation rate. The performance
                             objective of the Portfolio is to outperform an
                             index that the Portfolio Manager believes is an
                             appropriate benchmark for the Portfolio. The
                             current index used by the Portfolio Manager for the
                             Portfolio is the Lehman Brothers U.S. Treasury
                             Inflation Note Index. (The Lehman Brothers U.S.
                             Treasury Inflation Note Index is comprised of bonds
                             that have cash flows linked to an inflation index.
                             These securities protect against adverse inflation
                             and provide a minimum level of real return. Each
                             bond in the Index will be adjusted monthly for
                             changes in the Consumer Price Index ("CPI")
                             (non-seasonally adjusted). All bonds included in
                             the Index are issued by the U.S. Treasury. In
                             addition, the bonds must have more than one year to
                             maturity. The index is not available for investment
                             and, unlike the Portfolio, does not incur
                             expenses.)

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                                AVERAGE
                                                     S&P          Moody's       Fitch IBCA,    PORTFOLIO
                             S&P:   Moody's:    (Short Term):   (Short Term):  Duff & Phelps:   QUALITY:
                             ----   --------    -------------   -------------  --------------  ----------

                             BBB-     Baa3           A-2           P-2             BBB-         AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's U.S. dollar-weighted average real
                             duration generally will not differ from the
                             weighted average duration of the Lehman Brothers
                             U.S. Treasury Inflation Note Index by more than two
                             years. As of December 31, 2004, the real duration
                             of the Lehman Brothers U.S. Treasury Inflation Note
                             Index was [9.42 years]. As of December 31, 2004,
                             the real duration of the U.S. Inflation-Indexed
                             Portfolio was [9.41 years]. Real duration measures
                             the price sensitivity of a bond as real interest
                             rates (i.e. nominal interest rates adjusted for
                             inflation) move up and down.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 80% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in
                             inflation-indexed securities that are denominated
                             in U.S. dollars and derivative instruments
                             denominated in U.S. dollars whose returns are
                             linked to the inflation rate. The Portfolio will
                             invest in derivatives as a substitute for direct
                             investment in inflation-indexed securities. In
                             addition, up to 20% of the Portfolio's net assets
                             (including borrowings for investment purposes) may
                             be invested in foreign inflation-indexed securities
                             (sovereign issues only) whose returns may be hedged
                             into U.S. dollars, U.S. government and agency
                             securities that are not indexed to inflation, and
                             corporate bonds denominated in U.S. dollars or
                             foreign currencies. For temporary defensive
                             purposes, 100% of

--------------------------------------------------------------------------------

                                       10

--------------------------------------------------------------------------------

                             the Portfolio's total assets may be invested in
                             U.S. government securities (including those not
                             indexed for inflation), cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the 1940 Act, meaning that it may invest in
                             securities of a limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o     Derivative Instruments
                             o     Inflation-Indexed Securities
                             o     Other Investment Companies

--------------------------------------------------------------------------------

                                       11

--------------------------------------------------------------------------------

                    GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of return in excess of
                             inflation as may be consistent with the
                             preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in securities from
STRATEGIES:                  worldwide bond markets that are denominated in both
                             U.S. dollars and foreign currencies and have a
                             coupon rate and/or principal amount linked to the
                             local inflation rate. The performance objective of
                             the Portfolio is to outperform an index that the
                             Portfolio Manager believes is an appropriate
                             benchmark for the Portfolio. The current index used
                             by the Portfolio Manager for the Portfolio is the
                             Barclay's Global Inflation-Linked Bond Index
                             Hedged. (The Barclay's Global Inflation-Linked Bond
                             Index Hedged is comprised of sovereign
                             inflation-linked debt currently issued in
                             Australia, Canada, France, Italy, Sweden, the
                             United States and the United Kingdom, with returns
                             expressed in U.S. dollar hedged terms. Other
                             countries may be added to the Index from time to
                             time. The index is not available for investment
                             and, unlike the Portfolio, does not incur
                             expenses.)

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                              AVERAGE
                                                  S&P           Moody's      Fitch IBCA,     PORTFOLIO
                             S&P:   Moody's:  (ShortTerm):   (Short Term):  Duff & Phelps:    QUALITY:
                             ----   --------  ------------   -------------  --------------   ---------

                             BBB-     Baa3        A-2             P-2            BBB-         AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's U.S. dollar-weighted average real
                             duration generally will not differ from the
                             weighted average duration of the Barclay's Global
                             Inflation-Linked Bond Index Hedged by more than two
                             years. As of December 31, 2004, the real duration
                             of the Barclay's Global Inflation-Linked Bond Index
                             Hedged was [8.61 years]. As of December 31, 2004,
                             the real duration of the Global Inflation-Indexed
                             Hedged Portfolio was [8.64 years]. Real duration
                             measures the price sensitivity of a bond as real
                             interest rates (i.e. nominal interest rates
                             adjusted for inflation) move up and down.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 80% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in
                             inflation-indexed securities. The Portfolio will
                             attempt to actively utilize currency hedging
                             techniques. The Portfolio is not required to invest
                             any minimum percentage of its assets in debt
                             securities of issuers located outside the U.S. nor
                             in any minimum number of countries or currencies.
                             The Portfolio will invest in derivatives for
                             hedging and non-hedging purposes, such as to manage
                             the effective duration of the Portfolio or as a
                             substitute for direct investment. For temporary
                             defensive purposes, 100% of the Portfolio's total
                             assets may be invested in U.S. government
                             securities (including those not indexed for
                             inflation), cash or cash equivalent securities.
                             These defensive strategies may prevent the
                             Portfolio from achieving its investment objective.
                             The Portfolio is "non-diversified" under the 1940
                             Act, meaning that it may invest in securities of a
                             limited number of issuers. Under normal
                             circumstances, the Portfolio will invest more than
                             25% of its total assets in securities issued by the
                             one or more of the following foreign governments:
                             United Kingdom, France, Australia, Canada, Italy
                             and Sweden (collectively, the "Government Group").
                             Except for securities issued by the Government
                             Group or U.S. Government Securities, the Portfolio
                             will not invest more than 25% of its total assets
                             in any industry or foreign government. If the
                             Portfolio invests more than 25% of its total assets
                             in securities of a single issuer in the Government
                             Group, the percentage of that issuer's securities
                             in the Portfolio will not be more than fifteen
                             percentage points higher than that issuer's
                             weighting in the Barclay's Global Inflation-Linked
                             Bond Index Hedged, the Portfolio's benchmark index,
                             or any replacement benchmark index that is selected
                             and approved by the Fund's Board of Directors. In
                             the event that the Board of Directors seeks to
                             replace the Portfolio's benchmark index, the
                             Portfolio's shareholders will be given sixty (60)
                             days' prior notice of the change.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o   Derivative Instruments
                             o   Inflation-Indexed Securities
                             o   Other Investment Companies
--------------------------------------------------------------------------------

                                       12

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios are affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that a Portfolio's investment objective will be achieved.

The Adviser may change the index against which a Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolios may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home
Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S.
Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. Investments in the U.S. Short-Term Portfolio
are neither guaranteed nor insured by the United States Government.

The high portfolio turnover of each Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.

The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The principal risks affecting each Portfolio are indicated as follows:

        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
                                                                                                                Global
                              U.S.                                                                   U.S.       Inflation-
                              Short-    Limited    Mortgage-              Worldwide                  Inflation- Indexed
        Risks:                Term      Duration   Backed     Worldwide   Core        International  Indexed    Hedged
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------

        Banking industry
        risk                     .          .          .          .           .            .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Concentration risk       .          .          .          .           .            .                        .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Credit risk              .          .          .          .           .            .             .          .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Currency risk                                             .           .            .             .          .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Derivative risk          .          .          .          .           .            .             .          .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Foreign risk                        .                     .           .            .             .          .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        High
        yield securities risk
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------

                                       13

        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Interest rate risk       .          .          .          .           .            .             .          .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Liquidity risk           .          .          .          .           .            .             .          .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Non-diversification                 .          .          .           .            .             .          .
        risk

        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------
        Prepayment risk          .          .          .          .           .            .
        --------------------- --------- ---------- ---------- ----------- ----------- -------------- ---------- ----------

BANKING INDUSTRY RISK:       Investing in bank obligations exposes a Portfolio
                             to risks associated with the banking industry, such
                             as interest rate and credit risks.

CONCENTRATION RISK:          A Portfolio that invests more than 25% of its total
                             assets in the securities of issuers in any one
                             industry is exposed to the risk that factors
                             affecting that industry will have a greater effect
                             on the Portfolio than they would if the Portfolio
                             invested in a diversified number of unrelated
                             industries.

CREDIT RISK:                 Debt securities are subject to credit risk. Credit
                             risk is the possibility that an issuer will fail to
                             make timely payments of interest or principal, or
                             go bankrupt. In addition, lower rated securities
                             have higher risk characteristics and changes in
                             economic conditions are more likely to cause
                             issuers of these securities to be unable to make
                             payments and thus default. The lower the ratings of
                             such debt securities, the greater their credit
                             risk.

CURRENCY RISK:               Fluctuations in exchange rates between the U.S.
                             dollar and foreign currencies may negatively affect
                             an investment. When synthetic and cross-hedges are
                             used, the net exposure of a Portfolio to any one
                             currency may be different from that of its total
                             assets denominated in such currency.

DERIVATIVES RISK:            Derivatives are subject to the risk of changes in
                             the market price of the security, credit risk with
                             respect to the counterparty to the derivative
                             instrument, and the risk of loss due to changes in
                             interest rates. The use of certain derivatives,
                             including futures contracts, may also have a
                             leveraging effect, which may increase the
                             volatility of the Portfolio. The use of derivatives
                             may reduce returns for the Portfolio.

FOREIGN RISK:                Investing in foreign securities exposes a Portfolio
                             to risks such as political and economic
                             instability, currency devaluation and high
                             inflation rates, which may result in Portfolio
                             losses and higher volatility.

HIGH YIELD SECURITIES RISK:  Debt securities that are rated below the four highest categories (below BBB by S&P and below Baa
                             by Moody's, or unrated securities of comparable
                             quality determined by the Investment Adviser or

                                       14

                             Sub-Adviser), are known as "high yield" or "junk"
                             bonds. High yield bonds are considered to be
                             predominately speculative with respect to the
                             issuer's capacity to pay interest and repay
                             principal in accordance with the terms of the
                             obligations. Accordingly, they present considerable
                             risk of issuer default, particularly during periods
                             of economic uncertainty or economic downturns. High
                             yield bonds also may be subject to substantial
                             market fluctuations and may be less liquid than
                             securities in the higher rating categories. They
                             are subject to greater risk of loss of income and
                             principal than investment grade securities. Valuing
                             less liquid securities involves greater exercise of
                             judgment and may be more subjective than valuing
                             securities using market quotations.

INTEREST RATE RISK:          Debt securities are subject to the risk that the
                             market value will decline because of rising
                             interest rates. A rise in interest rates generally
                             means a fall in bond prices and, in turn, a fall in
                             the value of your investment. Debt securities with
                             longer durations tend to be more sensitive to
                             changes in interest rates, usually making them more
                             volatile than debt securities with shorter
                             durations.

LIQUIDITY RISK:              Certain securities may be difficult or impossible
                             to sell at favorable prices within the desired time
                             frame.

NON DIVERSIFICATION RISK:    A non-diversified Portfolio may invest a large
                             percentage of its assets in the securities of a
                             small number of issuers or industries than a
                             diversified Portfolio. This vulnerability to
                             factors affecting a single investment can result in
                             greater Portfolio losses and volatility.

PREPAYMENT                   RISK: A Portfolio that invests in mortgage-backed
                             and other asset-backed securities is exposed to the
                             risk that such securities may repay principal
                             either faster or slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio holdings is available in the Fund's Statement of Additional
Information (SAI) [and the Fund's web site].

                                       15

                        RISK/RETURN BAR CHARTS AND TABLES

The following charts and tables give some indication of the risks of investing in the Portfolios. These charts and tables illustrate the changes in each
Portfolio's yearly performance, as represented by the performance of the Advisor
Class, and show how each Portfolio's average returns for 1, 5 and 10 years (or since inception if a Portfolio has not been in existence for 5 or 10 years)
compared with a Portfolio's benchmark index. Past performance, before and after taxes, is not necessarily an indication of how a Portfolio will perform in the future. Because the Investor Class has not been in existence for a full calendar year, no performance information is presented for this class.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            U.S. SHORT-TERM PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [BAR CHART OMITTED]

     1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
     ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
     5.71%  5.45%  5.09%  5.59%  4.26%  6.99%  4.79%  0.95%  1.49%

During the ten-year period shown in the U.S. Short Term Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

                                       16

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                           LIMITED DURATION PORTFOLIO
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

     1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
     ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
    11.26%  5.29%  7.21%  6.79%  2.88%  8.52%  7.46%  5.81%  2.49%

During the ten-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            MORTGAGE-BACKED PORTFOLIO
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

         1997   1998   1999   2000   2001   2002   2003   2004
         ----   ----   ----   ----   ----   ----   ----   ----
        10.19%  7.42%  1.21% 11.60%  6.43%  8.68%  3.84%

During the eight-year period shown in the Mortgage-Backed Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

                                       17

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                               WORLDWIDE PORTFOLIO
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

     1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
     ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
    12.60%  5.77%  2.93% 15.58% -5.38%  3.26%  1.40% 14.79% 12.68%

During the ten-year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            WORLDWIDE CORE PORTFOLIO
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

     1995   1996   1997   1998   1999   2000   2001   2002   2003   2004
     ----   ----   ----   ----   ----   ----   ----   ----   ----   ----
    11.00% 10.03% 12.60% 11.53% -0.19% 10.79%  6.94%  7.36%  3.71%

During the ten-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

                                       18

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                             INTERNATIONAL PORTFOLIO
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

          1997   1998   1999   2000   2001   2002   2003   2004
          ----   ----   ----   ----   ----   ----   ----   ----
         -0.43% 18.35% -6.34% -0.98% -4.22% 21.81%  20.25%

During the eight-year period shown in the International Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

                                       19

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                        U.S. INFLATION-INDEXED PORTFOLIO
                               ANNUAL TOTAL RETURN

                              [BAR CHART OMITTED]

                             2002   2003   2004
                             ----   ----   ----
                            16.17%  7.65%

During the three-year period shown in the U.S. Inflation-Indexed Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

*The Board of Directors approved changes, effective January 1, 2003, to the
Portfolio's investment policies to permit the Portfolio to invest primarily in inflation-indexed securities denominated in U.S. dollars and to eliminate the requirement that the Portfolio seek to hedge at least 65% of its assets. The
Board also changed the name of the Portfolio from the Inflation-Indexed Hedged
Portfolio to the U.S. Inflation-Indexed Portfolio.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                    GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
                               ANNUAL TOTAL RETURN

                               [BAR CHART OMITTED]

                                      2004
                                      ----

During the one-year period shown in the Global Inflation-Indexed Hedged
Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending
[ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

                                       20

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
AVERAGE ANNUAL TOTAL RETURNS                                               PAST 1        PAST 5      PAST 10       SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2004)*                                YEAR          YEARS       YEARS         INCEPTION**
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
U.S SHORT-TERM PORTFOLIO
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Merrill Lynch 3-6 Month Treasury Index***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
LIMITED DURATION PORTFOLIO
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Merrill Lynch 1-3 Year Treasury Index***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
MORTGAGE-BACKED PORTFOLIO
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Mortgage-Backed Securities Index***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
WORLDWIDE PORTFOLIO
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index (Unhedged)***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
WORLDWIDE CORE PORTFOLIO
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index (Hedged)***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
INTERNATIONAL PORTFOLIO
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers Global Aggregate Index
    (ex-USD)***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

                                       21

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
U.S. INFLATION-INDEXED PORTFOLIO
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
  Return Before Taxes
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
  Return After Taxes on Distributions
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
  Return After Taxes on Distributions and Sale
  of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
  Lehman Brothers U.S. Treasury Inflation Note
    Index***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return Before Taxes
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Return After Taxes on Distributions and Sale
    of Fund Shares
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------
    Lehman Brothers U.S. Treasury Inflation Note
    Index***
-------------------------------------------------------------------------- ------------- ----------- ------------- ----------------

* After tax returns shown in the table above are for the Advisor Class and are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown.
The after tax returns shown are not relevant to investors who hold their
Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolios' past performance, before and after taxes, is not necessarily an indication of how the Portfolios will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed. The indices listed in the chart above do not reflect deductions for fees, expenses or taxes.

** Portfolio Inception Dates:

1.   U.S. Short Term Portfolio: 12/6/89

2.   Limited Duration Portfolio: 7/26/93

3.   Mortgage Backed Portfolio: 4/29/96

4.   Worldwide Portfolio: 4/15/92

5.   Worldwide Core Portfolio: 5/19/92. For the period between 8/1/94 and
     6/30/95, the Portfolio was invested in cash or short-term instruments due to its small size.

6.   International Portfolio: 5/9/96

7.   U.S. Inflation-Indexed Portfolio: 1/2/01. The Board of Directors of the
     Fund approved changes, effective January 1, 2003, to the Portfolio's investment policies to permit the Portfolio to invest primarily in inflation-indexed securities denominated in U.S. dollars and to eliminate the requirement that the Portfolio seek to hedge at least 65% of its assets. The Portfolio also changed its name from the Inflation-Indexed
     Hedged Portfolio to the U.S. Inflation-Indexed Portfolio.

8.   Global Inflation-Indexed Hedged Portfolio: 1/14/03.

***The benchmark reflects no deduction for fees, expenses or taxes.

                                       22

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold or sell Advisor Class or Investor Class shares of a Portfolio.

    -------------------------- -------------------------- ------------------------ ---------------------
    U.S. Short-Term                                       Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    0.25%
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ] (3)                 [  ] (3)
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
    Limited Duration                                      Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    0.25%
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ] (5)                 [  ] (5)
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
    Mortgage-Backed                                       Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    0.25%
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ] (2)                 [  ] (2)
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ] (2), (5)            [  ] (2), (5)
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------

                                       23

    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
    Worldwide                                             Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    0.25%
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ] (3)                 [  ] (3)
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
    Worldwide Core                                        Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    0.25%
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ] (5)                 [  ] (5)
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
    International                                         Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    0.25%
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
    U.S. Inflation-Indexed                                Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    0.25%
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ] (4)                 [  ] (4)
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
    Global Inflation -                                    Investor Class Shares    Advisor Class Shares
    Indexed Hedged
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    0.25%
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------

                                       24

    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ] (4)                 [  ] (4)
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

(1) Under an Administration Agreement dated August 15, 2003, between the Fund and Investors Bank & Trust Company ("Investors Bank" or "the Administrator"),
the Administrator provides administrative services to each Portfolio for an administrative fee. Under an Operations Monitoring Agreement effective August
15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

(2) "Other Expenses" include interest expenses of the Mortgage-Backed Portfolio generated from its investment in reverse repurchase agreements. If such interest expenses were not included, "Other Expenses" would be [0.22]% and Total Annual
Fund Operating Expenses would be [0.52%].

(3) Pursuant to the Investment Advisory Agreements for the U.S. Short-Term
Portfolio and the Worldwide Portfolio, the Total Operating Expenses of each
Portfolio are capped at 0.40% and 0.60%, respectively, (on an annualized basis)
of that Portfolio's average daily net assets. The contractual expense cap for
U.S. Short-Term Portfolio includes a voluntary waiver by Fischer Francis Trees &
Watts, Inc. (the "Investment Adviser" or "Adviser") of 0.15% of its management fees. After such voluntary fee waiver, the Net Annual Fund Operating Expenses of the U.S. Short-Term Portfolio is 0.36%. Such voluntary fee waiver can be terminated at any time.

(4) The Investment Adviser has voluntarily agreed to cap the Total Operating
Expenses of the U.S. Inflation-Indexed Portfolio and the Global
Inflation-Indexed Hedged Portfolio at 0.35% and 0.50%, respectively (on an annualized basis), of that Portfolio's average daily net assets, which includes a voluntary waiver of 0.20% of its management fees for each of these Portfolios.
Such voluntary expense caps and fee waivers can be terminated at any time.

(5) The Adviser has voluntarily agreed to waive 0.20% of its management fees for each of the Limited Duration and Mortgage-Backed Portfolios and 0.15% of its
management fees for the Worldwide Core Portfolio. After such voluntary fee waivers, the Net Annual Fund Operating Expenses of the Limited Duration,
Mortgage-Backed and Worldwide Core Portfolios are 0.35%, 0.33% and 0.56%,
respectively. Such voluntary fee waivers can be terminated at any time.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolios with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment in each class has a 5% return each year and that each Portfolio's operating expenses remain the same, except that the contractually waived fees reflected in the fee table for the U.S. Short-Term and
Worldwide Portfolios are in effect for the one year time period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
                            Advisor      Investor    Advisor       Investor     Advisor       Investor  Advisor     Investor
                             Class        Class        Class         Class        Class       Class       Class     Class
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
Portfolio Name                      1 year                     3 years                  5 years                  10 years
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------

U.S. Short-Term
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
Limited Duration
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------

                                       25

------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
Mortgage-Backed
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
Worldwide
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
Worldwide Core
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
International
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
U.S. Inflation-Indexed
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------
Global
Inflation-Indexed Hedged
------------------------- ------------ ------------- ----------- -------------- ----------- ----------- ----------- -------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund.
The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause,
Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the
Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, managed approximately $[ ] billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately [ ] major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the
Investment Adviser is in excess of $[ ] million. The Investment Adviser also serves as the sub-adviser to [ ] portfolios of [ ] other open-end management investment companies. The Investment Adviser's offices are located at 200 Park
Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. Each
Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2004, at the annual percentage rate described below, based on each Portfolio's average daily net assets.

                         PORTFOLIO NAME          MANAGEMENT FEE RATES*
                         --------------          ---------------------
        U.S Short Term                                    0.15%
        Limited Duration                                  0.15%
        Mortgage-Backed                                   0.10%
        Worldwide                                         0.40%
        Worldwide Core                                    0.25%
        International                                     0.40%
        U.S. Inflation-Indexed                            0.20%
        Global Inflation-Indexed Hedged                   0.20%

                                      26

* Management fees for all Portfolios except the Worldwide Portfolio and the
  International Portfolio show Management Fee Rates after the voluntary waiver of Management Fees.

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as
Sub-Adviser to the Worldwide, Worldwide Core, International and Global
Inflation-Indexed Hedged Portfolios. Organized in 1989, the Sub-Adviser is a
U.S.-registered investment adviser and managed approximately $[ ] billion in multi-currency fixed-income portfolios for institutional clients as of December
31, 2004. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for each of the Worldwide, Worldwide Core, International and Global
Inflation-Indexed Hedged Portfolios after any waivers. The Sub-Adviser's offices are located at 2 Royal Exchange, London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                  ADVISORY AND SUB-ADVISORY CONTRACT APPROVALS

A discussion of the basis for the Board of Directors' approvals of the advisory and sub-advisory contracts for the Portfolios will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team, comprised of the sector specialist teams for Sovereign Bonds, Corporate
Bonds, Structured Products and Foreign Exchange, meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The
Portfolio Manager relies on the sector specialist teams to select the specific securities for each Portfolio. The biographical information for each Portfolio
Manager of the Fund is set forth below.

Additional information about each Portfolio Manager, including how each is compensated, other accounts each manages and each Portfolio Manager's ownership of Fund securities is located in the SAI.

KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in
July 1995. He heads the International Corporate Credit Team. Mr. Corrigan currently specializes in European financial institutions and is a member of the
Investment Strategy Group.

                                       27

Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA Honors in English literature from
Reading University (1987) and is a fellow of the Chartered Association of
Certified Accountants (1994).

RICHARD WILLIAMS, CO-CHIEF INVESTMENT OFFICER, MANAGING DIRECTOR. Mr. Williams
has joint responsibility for management of the International Portfolio. He joined FFTW in 1995. In his role as co-Chief Investment Officer, Mr. Williams chairs the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm's management. His primary portfolio responsibility is for global aggregate portfolios. Mr.
Williams joined FFTW from Deutsche Bank, where he worked as an analyst in the fixed income research department for two years. Mr. Williams has a MA in mathematics from Lincoln College, Oxford University, and completed an MBA from
City University Business School while at FFTW. He is a Fellow of the Institute of Actuaries and has lectured in Finance at Moscow State University.

ANDREW M. HEADLEY, CFA, PORTFOLIO MANAGER. Mr. Headley has primary responsibility for management of the Mortgage-Backed Portfolio. Mr. Headley joined FFTW in 1994. Currently his primary focus is on the mortgage pass-through market and those portfolios which are benchmarked against a mortgage pass-through index. Mr. Headley holds a B.A. summa cum laude in finance from the
Wharton School of the University of Pennsylvania. He holds the designation of
Chartered Financial Analyst and is a member of the New York Society of Security
Analysts.

DAVID J. MARMON, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Marmon has primary responsibility for management of the Worldwide and Worldwide Core Portfolios.
Mr. Marmon joined FFTW in 1990. He is one of seven senior portfolio managers in the Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the
Corporate Credit Team, which determines the security selection of corporate and high yield bonds. Mr. Marmon has a B.A. in economics from Alma College (1980)
and an M.A. in economics from Duke University (1982).

                                       28

KENNETH O'DONNELL, CFA, Portfolio Manager. Mr. O'Donnell has primary responsibility for management of the Limited Duration and U.S. Short-Term
Portfolios. Mr. O'Donnell joined FFTW in 2002. Currently, he manages asset-backed, agency and U.S. government securities and is also responsible for the management of money market, short, and short-intermediate portfolios. Prior to joining FFTW, Mr. O'Donnell worked as an asset-backed security specialist in the structured products group of Standish Mellon Asset Management from
1998-2002. His primary responsibilities included analyzing and trading the asset-backed securities portfolio. Mr. O'Donnell holds a B.S. in Mechanical
Engineering from Syracuse University and a M.S. in Finance from Boston College.
He is a Chartered Financial Analyst and a member of the New York Society of
Security Analysts.

PAUL J. ZHAO, PORTFOLIO MANAGER. Mr. Zhao has primary responsibility for the
U.S. Inflation-Indexed and Global Inflation-Indexed Hedged Portfolios. He joined
FFTW in 2004. He is a member of the U.S. Sovereign Bonds Team responsible for interest rate products with an emphasis on U.S. and global inflation-linked securities. Mr. Zhao joined FFTW after eight years at Teachers Insurance &
Annuity Association - College Retirement Equities Fund (TIAA-CREF), most recently as a Director/Portfolio Manager. His primary responsibilities at
TIAA-CREF included designing interest rate hedging strategies for TIAA's general fixed income account, co-managing various core plus style bond mutual funds, 529 plans and the CREF Bond Market Account. He also headed the inflation-linked bond products. Mr. Zhao has extensive experience in trading U.S. Treasury bonds, agency obligations, and inflation-linked securities. Mr. Zhao earned a BS in finance from Southern Connecticut State University (1993) and an MBA with a concentration in finance theory from Yale University (1996). He also studied graduate level mathematics/statistics at Columbia University from 1997-1999.

                                       29

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Advisor Class shares of a Portfolio may be purchased directly from the Fund, or obtained by employing the services of an outside broker or agent. Such broker or agent may charge a fee for its services. Investor Class shares of a Portfolio may be purchased only through financial intermediaries, such as broker-dealer firms, that enter into selling agreements with the Fund (or with the Fund's distributor, at management's discretion). The minimum initial investment for
Advisor Class shares of a Portfolio is $250,000. The minimum initial investment for Investor Class shares of a Portfolio is $3,000. Such minimums may be waived at the discretion of the Fund. Subsequent investments may be of any amount.
There are no loads or 12b-1 distribution fees imposed on Advisor Class shares of the Portfolios. Shares purchased will begin accruing dividends on the day
Federal funds are received.

Purchases of shares of all the Portfolios, except the Mortgage-Backed Portfolio, may be made on any Business Day (as defined below). Purchases of shares of the
Mortgage-Backed Portfolio may be made on the last Business Day of each month, or on any other Business Day approved by the Investment Adviser. For all Portfolios except the U.S. Short-Term Portfolio, "Business Day" means any Monday through
Friday that the New York Stock Exchange is open. At the present time, the New
York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther King's
Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor
Day, Thanksgiving and Christmas. For the U.S. Short-Term Portfolio, "Business
Day" means any Monday through Friday, except holidays observed by the Federal
Reserve Banks of New York or Boston. At the present time, these holidays are:
New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day, Memorial
Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving and
Christmas.

Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. The Board of
Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares. In order to ensure compliance with the
Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The
Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:                 Investors Bank & Trust Company
                    200 Clarendon Street
                    Boston, Massachusetts 02117
ABA Number:         011001438
Account Name:       Quasar Distributors, LLC - Fund Purchase Account
Account Number:     933333333
Reference:          (Indicate Portfolio name)

                                       30

                               TO PURCHASE SHARES

------------------- ----------------------  --------------------------- ----------------------------- ------------------------------
PORTFOLIO NAME      WHEN NET ASSET VALUE    WHEN & HOW SHARES              PROCEDURE FOR SAME         RESULT OF LATE NOTIFICATION OR
                     (NAV) IS DETERMINED     MAY BE PURCHASED                 DAY PURCHASES             DELAY IN RECEIPT OF FUNDS
------------------- ----------------------  --------------------------- ----------------------------- ------------------------------

o U.S. SHORT-TERM   o  All Business Days    o  Any Business Day         o  Purchasers must call       o  The Portfolio must
                                                                           Investors Bank at (800)       receive Notice before
o LIMITED DURATION                          o  Submitted orders must       247-0473 prior to 4:00        4:00 p.m. (wire may be
                                               include a completed         p.m. ET to inform the         received after 4:00
o WORLDWIDE                                    account application.        Portfolio of the              p.m. ET) for shares to
                                                                           incoming wire transfer.       be bought at that day's
o WORLDWIDE CORE                            o  Federal funds must be                                     price.
                                               wired to Quasar's "Fund  o  Purchasers must
o INTERNATIONAL                                Purchase Account" at        indicate which             o  Shares will be bought
                                               Investors Bank & Trust      Portfolio is to be            at the Next Business
o U.S. INFLATION-                              Company, ("Investors        purchased.                    Day's price if the wire
  INDEXED                                      Bank;" or the "Transfer                                   is received after 4:00
                                               Agent"). The Fund does   o  If Federal funds are          p.m. ET and no notice
o GLOBAL INFLATION-                            not accept Purchases        received by the               is given.
  INDEXED HEDGED                               except by wire.             Portfolio that day, the
                                                                           order will be effective
                                                                           that day. Price of
                                                                           shares is based on the
                                                                           next calculation of NAV
                                                                           after the order is
                                                                           placed.

------------------- ----------------------  -------------------------- ----------------------------- ------------------------------
o MORTGAGE-BACKED   o Last Business Day of  o  Last Business Day of    o   Purchasers must call      o    The Portfolio must
                      each month or on any     each month or on any        Investors Bank at (800)        receive notice before
                      other Business Days      other Business Days         247-0473 prior to 4:00         4:00 p.m. for shares to
                      approved by the          approved by the             p.m. ET to inform the          be bought at that day's
                      Investment Adviser.      Investment Adviser.         Portfolio of the               price.
                                                                           purchase.
                                            o  Submitted orders must
                                               include a completed     o   Purchasers must
                                               account application.        indicate that the
                                                                           Mortgage-Backed
                                                                           Portfolio is to be
                                            o  Federal funds must be       purchased.
                                               wired to Quasar's
                                               "Fund Purchase Account" o   For the purchase to be
                                               at Investors Bank. The      effective, Federal
                                               Fund does not order is      funds wire must be
                                               placed. Accept              received by the
                                               Purchases except by         Portfolio the following
                                               wire.                       Business Day. Price of
                                                                           shares is based on the
                                                                           next calculation of NAV
                                                                           after the
------------------- ----------------------  -------------------------- ----------------------------- ------------------------------

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price for each class will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Fund. Such broker or agent may charge a fee for its services. There are no loads imposed by the Fund. No charge is imposed by the Fund to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the Fund's
Account Application. The Fund or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Fund or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The Fund or the
Transfer Agent may require personal identification codes and

                                       31

will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Fund may redeem shares of any Advisor
Class shareholder whose Portfolio account has a net asset value lower than
$250,000, and any Investor Class shareholder whose Portfolio account has a net asset value lower than $3,000. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The
Fund will give 60 days' prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the applicable Portfolio to avoid such redemption. The Fundmay also redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

--------------------------------------------------------------------------------
     SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

1.   The dollar or share amount to be redeemed; and

     The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account
     Application Form);

2.   The name of the shareholder; and

3.   The shareholder's account number.

4.   Shareholders should call the Transfer Agent at (800) 247-0473 to request a redemption.

-------------------------------------- ----------------------------------------------- --------------------------------------------
PORTFOLIO NAME                         WHEN REDEMPTION EFFECTIVE                       RESULT OF LATE NOTIFICATION OF REDEMPTION
-------------------------------------- ----------------------------------------------- --------------------------------------------

o    U.S. Short-Term                   If notice is received by the Transfer Agent     If notice is received by the Transfer Agent
                                       by 4:00 pm ET on any Business Day, the          on a non-business day or after 4:00 p.m. ET
o    Limited Duration                  redemption will be effective and payment will   on a Business Day, the redemption notice will
                                       be made within seven calendar days, but         be deemed received as of the next Business
o    Mortgage-Backed                   generally the next business day following       Day.
                                       receipt of such notice for all Portfolios,
o    Worldwide                         with the exception of the U.S. Short-Term
                                       Portfolio, which typically settles
o    Worldwide Core                    redemptions up to 95% of the account value
                                       the same business day notice is received. Any
o    International                     redemption proceeds above 95% of the account
                                       value will be sent the next business day
o    U.S. Inflation-Indexed            after the price has been determined. Price of
                                       shares is based on the next calculation of
o    Global Inflation-Indexed Hedged   the NAV after the order is placed.
-----------------------------------------------------------------------------------------------------------------------------------

                                       32

                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after your purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets; (2) subtracting all of the Portfolio's liabilities; and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

     1. For all Portfolios, other than Mortgage-Backed, net asset values are calculated by the Portfolios' Accounting Agent as of 4:00 p.m. ET on each
     Business Day.

     2. The Mortgage-Backed Portfolio's net asset value is calculated by the
     Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business Day of each month, on any other Business Days in which the Fund accepts a purchase in good order, and on each Business Day for which a redemption order has been placed.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair market value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate. Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, a Portfolio may hold securities traded on U.S. markets where the market may close early on a given day or may regularly close prior to calculation of a Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Board of Directors. The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by a Portfolio that occur between the close of trading in the security and the time at which a Portfolio prices its portfolio securities will not generally be reflected in a Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service. Such events may include: situations relating to a single issue in a market sector;
significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a portfolio security's value because significant intervening events have caused a Portfolio's net asset value per

                                       33

share to be materially inaccurate, the Investment Adviser shall seek to have the security "fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Board of Directors.

                                    DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of each
Portfolio, other than the U.S. Short-Term Portfolio, will be declared as a dividend payable to the respective shareholders of record as of the second to last Business Day of each month. The net investment income of the U.S.
Short-Term Portfolio will be declared as a dividend payable daily to the shareholders of record as of the close of each Business Day. Additionally, each
Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If a Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio's shareholders.
The election of the Fund's Board of Directors is voted upon by shareholders on a
Fund-wide basis. The Fund is not required to hold annual shareholder meetings.
Shareholder approval will be sought only for certain changes in the Fund's or a
Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting.
The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a
Portfolio. For additional information regarding tax issues pertaining to the
Portfolios, see "Supplemental Tax Considerations" in the Statement of Additional
Information.

FEDERAL INCOME TAXES
--------------------

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of

                                       34

additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Portfolio shares.
Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, a Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1.   fail to provide the Fund with a correct taxpayer identification number, or

2.   fail to make required certifications, or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted
above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of a Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in a Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
---------------------

A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are

                                       35

attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Advisor Class and Investor Class shares of the Fund are distributed by Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. Investors Bank pays the distribution fees payable pursuant to the Distribution Agreement. FFTW pays all other fees and expenses related to the distribution of Advisor Class shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities. Investor Class shares are also distributed by other broker-dealers who have entered into an authorized dealer agreement with Quasar and the Fund.

The Investor Class of each Portfolio has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Under the Plan, the Investor Class of each
Portfolio is authorized to pay other broker-dealers a monthly 12b-1
(distribution) fee as compensation for providing services intended to result in the sale of Investor Class shares. The Investor Class of each Portfolio may pay this 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the Directors may determine from time to time.
The Fund may remit up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as broker-dealers), for providing distribution related services.

In addition, pursuant to a Shareholder Services Plan, both the Advisor Class and
Investor Class shares of each Portfolio may pay a monthly 12b-1 (service) fee at an annual rate of 0.25% of theAdvisor Class's and Investor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may remit up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services. The Fund is not assessing this fee in the Advisor
Class at the current time.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       36

                             INVESTMENT INFORMATION

       PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
                        U.S.                                                                 U.S.
                        Short-  Limited   Mortgage-              Worldwide                   Inflation-   Global Inflation-
                        Term    Duration  Backed     Worldwide   Core         International  Indexed      Indexed Hedged
    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------

    Asset-Backed
    Securities          .       .         .          .           .            .              [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Bank
    Obligations         .       .         .          .           .            .              [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Brady Bonds         X       X         X          [ ]         [ ]          [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Convertible
    Securities          X       X         X          X           X            X              X            X

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Corporate Debt
    Instruments         .       .         [ ]        .           .            .              [ ]          [ ]
    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Derivative
    Securities          .       .         .          .           .            .              .            .

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Dollar Roll
    Transactions        [ ]     [ ]       .          .           .            [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Duration
    Management          .       .         .          .           .            .              .            .

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Emerging Market
    Securities          X       X         X          [ ]         [ ]          [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Foreign
    Instruments         [ ]     .         [ ]        .           .            .              [ ]          .

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    High Yield
    Securities          X       X         X          X           X            X              X            X

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Illiquid
    Securities          [ ]     [ ]       [ ]        [ ]         [ ]          [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Indexed Notes,
    Currency
    Exchange-Related
    Securities and
    Similar
    Securities          X       X         X          [ ]         [ ]          .              [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Inflation-Indexed
    Securities          [ ]     [ ]       [ ]        [ ]         [ ]          [ ]            .            .

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Investment
    Companies           [ ]     .         .          .           .            .              .            .

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Loan Participations
    and Assignments     [ ]     [ ]       [ ]        [ ]         [ ]          [ ]            X            X
    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Mortgage-Backed
    Securities          .       .         .          .           .            .              [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Multi-National
    Currency Unit
    Securities or
    More Than One
    Currency
    Denomination        X       X         X          [ ]         [ ]          [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------

                                       37

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
                        U.S.                                                                              U.S.
                        Short-  Limited   Mortgage-              Worldwide                   Inflation-   Global Inflation-
                        Term    Duration  Backed     Worldwide   Core         International  Indexed      Indexed Hedged
    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------

    Repurchase and
    Reverse Repurchase
    Agreements          .       [ ]       .          [ ]         [ ]          [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Short Sales
    Transactions        [ ]     [ ]       [ ]        [ ]         [ ]          X              [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Stripped
    Instruments         [ ]     [ ]       .          [ ]         [ ]          [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    TBA Transactions    [ ]     [ ]       .          .           .            [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Total Return
    Swaps               [ ]     [ ]       .          [ ]         [ ]          [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    U.S. Government
    and Agency
    Securities          .       .         .          .           .            [ ]            .            .

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Warrants            X       X         X          X           X            X              X            X

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    When Issued and
    Forward
    Commitment
    Securities          [ ]     [ ]       [ ]        [ ]         [ ]          [ ]            [ ]          [ ]

    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------
    Zero Coupon
    Securities          [ ]     [ ]       [ ]        [ ]         [ ]          [ ]            [ ]          [ ]
    ------------------- ------- --------- ---------- ----------- ------------ -------------  ------------ --------------

..   Principal
[ ] Other
X   Portfolio does not presently invest in such securities

ASSET-BACKED SECURITIES
-----------------------

Asset-backed securities are secured by or backed by a pool of financial assets.
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts,

b.   other installment sale contracts,

c.   home equity loans,

d.   leases of various types of real and personal property, and e. receivables from revolving credit (credit card) agreements.

     RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be available to support payments on these securities.

                                       38

BANK OBLIGATIONS
----------------

Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a. Time Deposits,                g. Eurodollar Certificates of Deposit,
b. Certificates of Deposit,      h. Variable Rate Notes,
c. Bankers' Acceptances,         i. Loan Participations,
d. Bank Notes,                   j. Variable Amount Master Demand Notes,
e. Deposit Notes,                k. Yankee CDs, and
f. Eurodollar Time Deposits,     l. Custodial Receipts.

     RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry, such as interest rate and credit risks.

BRADY BONDS
-----------

Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady
Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady
Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds.
U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

     RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES
----------------------

Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

     RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose. If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
--------------------------

Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet a
Portfolio's credit quality standards. A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in such Portfolio's best interests.

                                       39

     RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES
---------------------

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

     a.   swaps;

     b.   caps, floors and collars;

     c.   forward foreign currency contracts;

     d.   futures contracts; and

     e.   options.

a. SWAPS

Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the
Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of

                                       40

general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

                                       41

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

     HEDGING
     -------

     Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

          RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns.
               A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

               Hedging involves risks of imperfect correlation in price
               movements of the hedge and the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed, and will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Futures and options transactions entail the particular risk that the imperfect correlation between price movements of futures contracts and price movements in the related
               Portfolio position create the possibility that losses will be greater than gains in the value of the Portfolio's position.

                                       42

DOLLAR ROLL TRANSACTIONS
------------------------

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

          RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become
               insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------

Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield;

b.   coupon interest payments;

c.   final maturity;

d.   call features; and

e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount as holding an equivalent amount of the underlying securities. Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount as selling an equivalent amount of the underlying securities.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real duration is their primary measure of risk, because these securities are subject to real rate changes but are protected against fluctuations in inflation.

          RISKS: There is no assurance that deliberate changes in a Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from relative returns.

                                       43

FOREIGN INSTRUMENTS
-------------------

a. FOREIGN SECURITIES

Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar, and may be denominated in a single currency or multi-currency units. The
Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the
Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources. For the U.S. Short-Term, Limited
Duration and Mortgage-Backed Portfolios, it is anticipated that foreign securities will be issued primarily by governmental and private entities located in such countries and by supranational entities, and each Portfolio will only invest in countries considered to have stable governments, based on the
Investment Adviser's analysis of social, political and economic factors.

The global and international portfolios will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western
European nations, New Zealand and Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

          RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including
               expropriation of assets, taxation, political or social
               instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS SECURITIES

Emerging markets securities are foreign securities issued from countries which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

                                       44

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities,including the following:

     Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

     Eurobonds and global bonds: These are longer maturity (up to 30 years)
     securities, registered in London or globally, that are generally issued in
     U.S. dollars, but are increasingly issued in euros and occasionally in yen.

     Brady bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

     Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

          RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less
               established markets and economies. Compared to more developed countries, emerging market countries may have:

               a.   relatively unstable governments;
               b.   sudden adverse government action;
               c.   nationalization of businesses;
               d.   restrictions on foreign ownership;
               e.   prohibitions of repatriation of assets;
               f.   less protection of property rights; and/or
               g.   less strict financial reporting and regulatory compliance
                    requirements.

               The economies of countries with emerging markets may be
               predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade
               conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt
               liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Emerging markets in a particular region (e.g., Latin
               America) may be highly correlated, thereby increasing a
               portfolio's risk if it is concentrated regionally.

                                       45

HIGH YIELD SECURITIES
---------------------

Debt securities that are rated below the four highest categories (i.e. below BBB by S&P and Baa by Moody's) are known as "high yield" bonds or "junk" bonds. High yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

          RISKS: High yield securities present a considerable risk of issuer default, particularly during periods of economic uncertainty or economic downturns. High yield bonds may also be subject to substantial market fluctuations and may be less liquid than securities in the higher rating categories. Valuing less liquid securities involves greater exercise of judgment and may be more subjective than valuing securities using market quotations.

ILLIQUID SECURITIES
-------------------

Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which a Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale;

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days; and

3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and 144A
Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity.
These securities may be determined to be illiquid securities, although the
Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule 144A Securities,
Section 4(2) Paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

          RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------

These securities are notes, the principal amount of which and/or the interest rate payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

          RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations.

                                       46

                                       47

INFLATION-INDEXED SECURITIES
----------------------------

Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

          RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these
               securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolios also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (which would generally be
               distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

               The U.S. Treasury began issuing inflation-indexed bonds only in
               1997. As such, trading history for TIPS is shorter than for other
               U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------

                                       46

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

                                       47

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolios will not invest in any fund that charges a "load."

          RISKS: As a shareholder in a registered investment company, a
               Portfolio will bear its ratable share of that investment
               company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are
               vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits a Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family. This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors are not double-charged advisory fees. Investors pay advisory fees only on the Portfolio(s) in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------

Fixed and floating rate loans are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a
"Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in loans in the form of assignments of all or a portion of loans from third parties or in the form of participations When a Portfolio purchases an
Assignment from a Lender, the Portfolio will acquire direct rights against the
Borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a participation only if the Lender interpositioned between the Portfolio and the
Borrower is determined by the Investment Adviser to be creditworthy.

          RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the loan, nor any rights or set-off against the
               Borrower, and the Portfolios may not benefit directly from any collateral supporting the loan in which they have purchased a participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the participation.

                                       50

MORTGAGE-BACKED SECURITIES
--------------------------

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage pass-through securities issued by

     a.   the Government National Mortgage Association (Ginnie Mae),

     b.   the Federal National Mortgage Association (Fannie Mae),

     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),

     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2.   Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
(the latest date by which the tranche can be completely repaid, assuming no prepayments) and an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

          RISKS: Mortgage-backed and other asset-backed securities carry the risk of a faster or slower than expected prepayment of principal, which may affect the duration and return of the security. Changes in interest rates affect a Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------

Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

          RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S.
               dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------

When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities

                                       51

it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

          RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
-----------

Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an offsetting long position.

          RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. The potential loss from a short sale is unlimited.

                                       52

STRIPPED INSTRUMENTS
--------------------

Stripped instruments are bonds reduced to their two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal bond strips;

b.   Treasury strips; and

c.   Stripped mortgage-backed securities.

          RISKS: POs do not pay interest: return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates. Stripped mortgage-backed security IOs run the risk of unanticipated prepayments, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each
Portfolio will maintain a segregated custodial account containing cash, U.S.
government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS
------------------

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

          RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
ENTERPRISES/FEDERAL AGENCIES
--------------------------------------------------------------

U.S. government and agency securities are issued by or guaranteed as to principal and interest by the U.S. government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio also may invest in other securities which may be issued by a U.S.
government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the

                                       53

United States but are issued, in general, under the authority of an Act of
Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

a.   U.S. Treasury Department;

b.   Federal Housing Administration;

c.   Federal Home Loan Mortgage Corporation;

d.   Federal National Mortgage Association

e.   Federal Home Loan Bank;

f.   Government National Mortgage Association; and

g.   U.S. Department of Veterans' Affairs.

          RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored
               enterprises, such as the Government National Mortgage Association
               ("GNMA"), are backed by the full faith and credit of the U.S.
               Treasury, while others, such as Federal National Mortgage
               Association ("FNMA"), Federal Home Loan Mortgage Corporation
               ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S.
               Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to
               U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

WARRANTS
--------

A warrant entitles the holder to acquire an asset at a specified price.

          RISKS: Warrants retain their value only so long as the underlying asset retains its value.

WHEN ISSUED AND FORWARD COMMITMENTS
-----------------------------------

The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price.
Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitment transactions.

          RISKS: The value of the security on the date of delivery may be less than its purchase price.

                                       54

ZERO COUPON SECURITIES
----------------------

Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

ALL PORTFOLIOS
--------------

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of a Fund's net assets (after taking into account unrealized profits and unrealized losses on any such contracts).
Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of a Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS
--------------------------------------------------------

These Portfolios may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                                       55

                           FINANCIAL HIGHLIGHTS TABLES

The Financial Highlights Tables are intended to help you understand each class's financial performance for the past five years, or, if shorter, the period of the class's operations. Certain information reflects financial results for a single
Portfolio share. "Total Return" indicates how much an investment in each respective class would have earned or lost, assuming all dividends and distributions had been reinvested. This information has been audited by [ ]. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS]

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                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments is available in such Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the SAI dated May 1, 2005(as amended from time to time). The SAI provides more detailed information about the Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.
In each Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

A Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting
(800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:

QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       66

                                FFTW FUNDS, INC.
--------------------------------------------------------------------------------

================================================================================
                                   PROSPECTUS
================================================================================

                                 APRIL 30, 2005

                          o    Mortgage LIBOR Portfolio
                          o    Asset-Backed Portfolio
                          o    High Yield Portfolio
                          o    Enhanced Equity Markets Portfolio
                          o    U.S. Treasury Portfolio
                          o    U.S. Corporate Portfolio
                          o    Broad Market Portfolio
                          o    International Corporate Portfolio
                          o    Global High Yield Portfolio

PURSUANT TO AN EXEMPTION FROM THE COMMODITY FUTURES TRADING COMMISSION (THE
"CFTC") IN CONNECTION WITH THE ENHANCED EQUITY MARKETS PORTFOLIO WHOSE
PARTICIPANTS ARE LIMITED TO QUALIFIED ELIGIBLE PARTICIPANTS, THIS PROSPECTUS IS
NOT REQUIRED TO BE, AND HAS NOT BEEN FILED WITH THE CFTC. THE CFTC DOES NOT PASS
UPON THE MERITS OF PARTICIPATION IN A FUND OR PORTFOLIO OR UPON THE ADEQUACY OR
ACCURACY OF A PROSPECTUS. CONSEQUENTLY, THE CFTC HAS NOT REVIEWED OR APPROVED
THIS PROSPECTUS FOR THE ENHANCED EQUITY MARKETS PORTFOLIO.

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED ANY
PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS PROSPECTUS IS
ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING A CRIME.

                                       1

                                    CONTENTS

                                                                            PAGE

Risk/Return Summary
   Investment Objectives, Principal Investment Strategies and Investments
       Mortgage LIBOR Portfolio
       Asset-Backed Portfolio
       High Yield Portfolio
       Enhanced Equity Markets Portfolio
       U.S. Treasury Portfolio
       U.S. Corporate Portfolio
       Broad Market Portfolio
       International Corporate Portfolio
       Global High Yield Portfolio
Principal Investment Risks
Performance Information
Fee Table
Expenses Table Example
Fund Management
Shareholder Information
Investment Information
Portfolio Turnover
Supplemental Investment Policies
Shareholder Inquiries

                                       2

                               RISK/RETURN SUMMARY

The following is a summary of key information about the Portfolios, including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolios' investment strategies, investments and their associated risks will follow.

                        INVESTMENT OBJECTIVES, PRINCIPAL
                      INVESTMENT STRATEGIES AND INVESTMENTS

================================================================================

                            MORTGAGE LIBOR PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To obtain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
STRATEGIES:                  The Portfolio will invest primarily in high quality
                             (rating of AA by S&P, Aa by Moody's or a comparable
                             rating, or higher from a nationally recognized
                             statistical rating organization) mortgage-backed
                             and mortgage related securities. The Portfolio
                             actively utilizes hedging techniques to seek to
                             outperform a cash portfolio. At least 80% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in
                             mortgage-backed securities of U.S. and foreign
                             issuers with the goal to outperform the London
                             InterBank Offered Rate ("LIBOR"). The performance
                             objective of the Portfolio is to outperform an
                             index which the Portfolio Manager believes is an
                             appropriate benchmark for the Portfolio. The
                             current index used by the Portfolio Manager for the
                             Portfolio is the JP Morgan 3-Month Eurodeposit
                             Index. The Index is not available for investment
                             and, unlike the Portfolio, does not incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                               Fitch IBCA,
                                                     S&P          Moody's     Duff & Phelps          AVERAGE
                             S&P:     Moody's:   (ShortTerm):  (Short Term):   ("Fitch's):     PORTFOLIO QUALITY:
                             ----     --------    -----------  -------------   -----------     ------------------
                             BBB-       Baa3         A-2            P-2           BBB-               AA(Aa)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration will not exceed plus or minus one year
                             around the average duration of the JP Morgan
                             3-Month Eurodeposit Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         For temporary defensive purposes, 100% of the
                             Portfolio's total assets may be invested in U.S.
                             Government securities, cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the Investment Company Act of 1940, as amended,
                             meaning that it may invest in a limited number of
                             issuers (the "1940 Act").

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:             o      Asset-Backed Securities
                                   o      Mortgage-Backed Securities
                                   o      Stripped Instruments
                                   o      U.S. Government and Agency Securities

================================================================================

                                       3

================================================================================

                             ASSET-BACKED PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT
STRATEGIES:                  The Portfolio will invest primarily in high quality
                             (rating of AA by S&P, Aa by Moody's or a comparable
                             rating, or higher from a nationally recognized
                             statistical rating organization) asset-backed
                             securities, allowing exposure to other sectors of
                             the debt market opportunistically. The performance
                             objective of the Portfolio is to outperform an
                             index which the Portfolio Manager believes is an
                             appropriate benchmark for the Portfolio. The
                             current index used by the Portfolio Manager for the
                             Portfolio is the Lehman Brothers Asset-Backed
                             Securities Index. The Index is not available for
                             investment and, unlike the Portfolio, does not
                             incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                      S&P           Moody's                         AVERAGE
                             S&P:     Moody's:    (ShortTerm):   (Short Term):    Fitch's:    PORTFOLIO QUALITY:
                             ----     --------    ------------    ------------    --------    ------------------
                             BBB-       Baa3          A-2             P-2           BBB-            AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration generally will not exceed plus or minus
                             one year plus or minus the average duration of the
                             Lehman Brothers Asset-Backed Securities Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 80% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in
                             asset-backed securities of the U.S. and foreign
                             issuers. For temporary defensive purposes, the
                             Portfolio may invest up to 100% of its total assets
                             in U.S. Government securities, cash or cash
                             equivalent securities. These defensive strategies
                             may prevent the Portfolio from achieving its
                             investment objective. The Portfolio is
                             "non-diversified" under the 1940 Act, meaning that
                             it may invest in a limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o    Asset-Backed Securities
                             o    Mortgage-Backed Securities
                             o    Repurchase and Reverse Repurchase Agreements
                             o    Stripped Instruments
                             o    Total Return Swaps
                             o    U.S. Government and Agency Securities

================================================================================

                                       4

================================================================================

                              HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio will invest primarily in high yield
STRATEGIES:                  debt securities. High Yield bonds (also referred to
                             as "junk bonds") have a rating of BB or lower and
                             pay a higher yield to compensate for their greater
                             risk. The performance objective of the Portfolio is
                             to outperform an index which the Portfolio Manager
                             believes is an appropriate benchmark for the
                             Portfolio. The current index used by the Portfolio
                             Manager for the Portfolio is the Salomon Smith
                             Barney All BB and B Rated Issues Index. The Index
                             is not available for investment and, unlike the
                             Portfolio, does not incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                    S&P           Moody's                        AVERAGE
                             S&P:    Moody's:   (Short Term):  (Short Term):    Fitch's:   PORTFOLIO QUALITY:
                             ----    --------   -------------  -------------    --------   -----------------
                             CCC-      Caa3           C             P-3           CCC-              B

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration generally will not exceed one year around
                             the average duration of the Salomon Smith Barney
                             All BB and B Rated Issues Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 80% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in high yield
                             securities of U.S. and foreign issuers. For
                             temporary defensive purposes, the Portfolio may
                             invest up to 100% of its total assets in U.S.
                             Government securities, cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the 1940 Act, meaning that it may invest in a
                             limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:             o        Brady Bonds
                                   o        Convertible Securities
                                   o        Corporate Debt Instruments

                                   o        Foreign Debt Instruments

                                   o        Stripped Instruments
                                   o        Zero Coupon Securities

================================================================================

                                       5

================================================================================

                        ENHANCED EQUITY MARKETS PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return that exceeds
                             the S&P 500 Index(TM).

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio will invest primarily in high quality
STRATEGIES:                  (rating of AA by S&P, Aa by Moody's or a comparable
                             rating, or higher from a nationally recognized
                             statistical rating organization) short duration
                             fixed income securities and S&P 500 Index(TM)
                             futures contracts. Where possible, these securities
                             will provide equity-like returns. The performance
                             objective of the Portfolio is to outperform an
                             index which the Portfolio Manager believes is an
                             appropriate benchmark for the Portfolio. The
                             current index used by the Portfolio Manager for the
                             Portfolio is the S&P 500 Index.(TM) The Index is
                             not available for investment and, unlike the
                             Portfolio, does not incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                         S&P         Moody's                       AVERAGE
                             S&P:       Moody's:    (Short Term):  (ShortTerm):   Fitch's:    PORTFOLIO QUALITY:
                             ----       --------     ------------ -------------   -------     ------------------
                             BBB-         Baa3            A-2           P-2         BBB-           AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration generally will not exceed three years.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, the Portfolio will
                             maintain 100% exposure to the S&P 500 Index.(TM) Up
                             to 5% of the Portfolio's total assets may be
                             invested in maintenance margin at any given time;
                             the remaining 95% the Portfolio's net assets
                             (including borrowings for investment purposes) will
                             be invested in short term instruments. For
                             temporary defensive purposes, 100% of the
                             Portfolio's total assets may be invested in U.S.
                             Government securities, cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the 1940 Act, meaning that it may invest in a
                             limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o      Asset-Back Securities
                             o      Bank Obligations
                             o      Corporate Debt Instruments
                             o      Mortgage-Backed Securities
                             o      U.S. Government and Agency Securities
                             o      S&P 500 IndexTM Futures Contracts

================================================================================

                                       6

================================================================================

                             U.S. TREASURY PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital and to
                             avoid credit quality risk.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio will invest primarily in U.S.
STRATEGIES:                  Treasuries. The performance objective of the
                             Portfolio is to outperform an index which the
                             Portfolio Manager believes is an appropriate
                             benchmark for the Portfolio. The current index used
                             by the Portfolio Manager for the Portfolio is the
                             Lehman Brothers Government Securities Index. The
                             Index is not available for investment and, unlike
                             the Portfolio, does not incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                  S&P          Moody's                      AVERAGE
                             S&P:  Moody's:   (ShortTerm):  (Short Term):   Fitch's:   PORTFOLIO QUALITY:
                             ----  --------   ------------  -------------   --------   ------------------
                             AA-     Aa3          A-1            P-1          AA-           AAA(AAA)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration generally will not exceed plus or minus
                             one year around the average duration of the Lehman
                             Brothers Government Securities Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 95% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in U.S.
                             dollar denominated obligations issued by the U.S.
                             Treasury and repurchase agreements collateralized
                             by such obligations. The Portfolio is
                             "non-diversified" under the 1940 Act, meaning that
                             it may invest in a limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o    U.S. Government and Agency Securities

================================================================================

                                       7

================================================================================

                            U.S. CORPORATE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PORTFOLIO DESCRIPTION:       The Portfolio will invest primarily in high quality
                             (rating of AA by S&P, Aa by Moody's or a comparable
                             rating, or higher from a nationally recognized
                             statistical rating organization) U.S. corporate
                             obligations, with limited exposure to other debt
                             securities. The performance objective of the
                             Portfolio is to outperform an index which the
                             Portfolio Manager believes is an appropriate
                             benchmark for the Portfolio. The current index used
                             by the Portfolio Manager for the Portfolio is the
                             Salomon Smith Barney Corporate Bond Index. The
                             Index is not available for investment and, unlike
                             the Portfolio, does not incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                    S&P          Moody's                      AVERAGE
                             S&P:     Moody's:  (ShortTerm):  (Short Term):  Fitch's:    PORTFOLIO QUALITY:
                             ----     --------  ------------  -------------  --------    ------------------
                             BBB-      Baa3         A-2           P-2         BBB-             AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration generally will not exceed plus or minus
                             one year around the average duration of the Salomon
                             Smith Barney Corporate Bond Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, the Portfolio must
                             invest at least 80% of its net assets (including
                             borrowings for investment purposes) in U.S.
                             dollar-denominated corporate debt obligations of
                             U.S. issuers. For temporary defensive purposes, the
                             Portfolio may invest up to 100% of its total assets
                             in U.S. Government securities, cash or cash
                             equivalent securities. These defensive strategies
                             may prevent the Portfolio from achieving its
                             investment objective. The Portfolio is
                             "non-diversified" under the 1940 Act, meaning that
                             it may invest in a limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o    Asset-Backed Securities
                             o    Bank Obligations
                             o    Corporate Debt Instruments
                             o    Mortgage-Backed Securities
                             o    U.S. Government and Agency Securities

================================================================================

                                       8

================================================================================

                             BROAD MARKET PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio will invest primarily in high quality
STRATEGIES:                  (rating of AA by S&P, Aa by Moody's or a comparable
                             rating, or higher from a nationally recognized
                             statistical rating organization) fixed income
                             securities reflective of the broad spectrum of the
                             U.S. bond market as well as an opportunistic
                             allocation to non-U.S. sovereign markets. The
                             performance objective of the Portfolio is to
                             outperform an index which the Portfolio Manager
                             believes is an appropriate benchmark for the
                             Portfolio. The current index used by the Portfolio
                             Manager for the Portfolio is the Lehman Brothers
                             Aggregate Bond Index. The Index is not available
                             for investment and, unlike the Portfolio, does not
                             incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                    S&P         Moody's                      AVERAGE
                             S&P:    Moody's:   (ShortTerm):  (ShortTerm):   Fitch's:   PORTFOLIO QUALITY:
                             ----    --------   ------------  ------------   --------   ------------------
                             BBB-     Baa3          A-2           P-2          BBB-          AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration generally will not exceed plus or minus
                             one year around the average duration of the Lehman
                             Brothers Aggregate Bond Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         The Portfolio will invest at least 65% of its total
                             assets in fixed income securities. The allocation
                             among markets will vary based upon the issuance of
                             new securities and the retirement of outstanding
                             securities and instruments. For temporary defensive
                             purposes, the Portfolio may invest up to 100% of
                             its assets in short-term U.S. Government
                             securities, cash or cash equivalent securities.
                             These defensive strategies may prevent the
                             Portfolio from achieving its investment objective.
                             The Investment Adviser will manage the Broad Market
                             Portfolio to approximate broad market allocations
                             by purchasing and selling representative securities
                             in each market, but the Portfolio cannot guarantee
                             that it will match such broad market allocations.
                             The current market allocation is comprised of
                             approximately 20% in corporate securities, 50% in
                             U.S. Government securities and 30% in
                             mortgage-backed and asset-backed securities. The
                             Portfolio will limit its investment in foreign
                             instruments to 35% of its total assets. The
                             Portfolio is "non-diversified" under the 1940 Act,
                             meaning that it may invest in a limited number of
                             issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o     Asset-Backed Securities
                             o     Bank Obligations
                             o     Corporate Debt Instruments
                             o     Mortgage-Backed Securities
                             o     U.S. Government and Agency Securities

================================================================================

                                       9

================================================================================

                        INTERNATIONAL CORPORATE PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio will invest primarily in investment
STRATEGIES:                  grade corporate debt from worldwide bond markets.
                             The performance objective of the Portfolio is to
                             outperform an index which the Portfolio Manager
                             believes is an appropriate benchmark for the
                             Portfolio. The current index used by the Portfolio
                             Manager for the Portfolio is the Lehman Brothers
                             Euro Corporate Bond Index. The Index is not
                             available for investment and, unlike the Portfolio,
                             does not incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                    S&P          Moody's                      AVERAGE
                             S&P:   Moody's:   (ShortTerm):   (Short Term):   Fitch's:  PORTFOLIO QUALITY:
                             ----   --------   ------------   -------------   -------   ------------------
                             BBB-     Baa3          A-2            P-2          BBB-          AA (AA)

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration generally will not exceed one year plus or
                             minus the average duration of the Lehman Brothers
                             Euro Corporate Bond Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 80% of the
                             Portfolio's net assets will be invested in
                             corporate debt securities from jurisdictions
                             outside the U.S. (including borrowings for
                             investment purposes). The Portfolio will maintain
                             investments in corporate debt securities of issuers
                             from at least three different countries. The
                             Portfolio may invest up to 20% of its net assets in
                             U.S. Corporate debt securities. For temporary
                             defensive purposes, 100% of the Portfolio's total
                             assets may be invested in U.S. Government
                             securities, cash or cash equivalent securities.
                             These defensive strategies may prevent the
                             Portfolio from achieving its investment objective.
                             These defensive strategies may prevent the
                             Portfolio from achieving its investment objective.
                             The Portfolio is "non-diversified" under the 1940
                             Act, meaning that it may invest in a limited number
                             of issuers.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       o     Corporate Debt Instruments

                             o     Foreign Debt Instruments

================================================================================

                                       10

================================================================================

                           GLOBAL HIGH YIELD PORTFOLIO

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio will invest primarily in high yield
STRATEGIES:                  debt securities. High yield bonds (also referred to
                             as "junk bonds") have a rating of BB or lower and
                             pay a higher yield to compensate for their greater
                             risk. The performance objective of the Portfolio is
                             to outperform an index which the Portfolio Manager
                             believes is an appropriate benchmark for the
                             Portfolio. The current index used by the Portfolio
                             Manager for the Portfolio is the Salomon Smith
                             Barney All BB and B Rated Issues Index. The Index
                             is not available for investment and, unlike the
                             Portfolio, does not incur expenses.

--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                    S&P           Moody's                       AVERAGE
                             S&P:    Moody's:   (ShortTerm):   (Short Term):   Fitch's:   PORTFOLIO QUALITY:
                             ----    --------   ------------   -------------   --------   ------------------
                             CCC-      Caa3           C             P-3          CCC-              B

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's average U.S. dollar-weighted
                             duration generally will not exceed one year, plus
                             or minus the average duration of the Salomon Smith
                             Barney All BB and B Rated Issues Index.

--------------------------------------------------------------------------------
INVESTMENT POLICIES:         Under normal circumstances, at least 80% of the
                             Portfolio's net assets (including borrowings for
                             investment purposes) must be invested in high yield
                             debt securities from worldwide bond markets
                             including emerging market debt securities. The
                             Portfolio will maintain investments in debt
                             securities of issuers from at least three different
                             countries including the U.S. At least 35% of the
                             Portfolio's total assets will be invested in debt
                             securities from jurisdictions outside the U.S. For
                             temporary defensive purposes, 100% of the
                             Portfolio's total assets may be invested in U.S.
                             Government securities, cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the 1940 Act, meaning that it may invest in a
                             limited number of issuers.

--------------------------------------------------------------------------------
PRINCIPAL                    o    Corporate Debt Instruments
INVESTMENTS:                 o    Brady Bonds

                             o    Foreign Debt Instruments

                             o    Indexed Notes, Currency Exchange-Related
                                  Securities and Similar Securities

================================================================================

                                       11

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

All of the Portfolios are affected by changes in the economy, or in securities and other markets.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. Changes to an index by which a
Portfolio's performance is measured may be made by the Adviser at any time, subject to review by the Fund's Board of Directors. No assurance can be given that a Portfolio's investment objective will be achieved.

The Portfolios may invest in securities issued by the U.S. Government, it agencies or sponsored enterprises. Some of these securities are backed by the full faith and credit of the United States, while others are subject to varying degrees of risk. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National Mortgage Association
("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage Association ("FNMA"), Federal Home
Loan Mortgage Corporation ("Freddie Mac")and Federal Home Loan Banks ("FHLBs"),
are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S.
Government would provide financial support to U.S. Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. Investments in the U.S. Treasury and U.S. Corporate Portfolios are
neither guaranteed nor insured by the United States Government.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolios are subject to certain of the following risks. The risks associated with each Portfolio depend on its investment strategy and the types of securities it holds. The specific risks affecting each Portfolio are indicated as follows:

     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
                           Mortgage    Asset-    High   Enhanced      U.S.      U.S.        Broad      International   Global
                           LIBOR       Backed    Yield  Equity        Treasury  Corporate   Market     Corporate       High
     Risks:                                             Markets                                                        Yield
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------

     Banking industry                     X                                                     X
     risk
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Correlation risk          X          X        X         X           X          X           X            X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Credit risk               X          X        X         X                      X           X            X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Currency risk             X                                                                X            X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Foreign risk                                  X                                            X            X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Derivative  risk                                        X                                  X            X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Hedging risk              X                                                                X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Interest rate risk        X          X        X         X           X          X           X            X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Leverage risk             X          X                  X                                  X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Liquidity risk            X          X        X         X                      X           X            X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Market risk               X          X        X         X           X          X           X            X            X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Non-diversification       X          X        X         X           X          X           X            X            X
     risk
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------
     Prepayment risk           X          X        X         X                      X           X
     --------------------- ----------- --------- ------ ------------- --------- ----------- ---------- --------------- ---------

                                       12

BANKING INDUSTRY             Investing in bank obligations will expose a
RISK:                        Portfolio to risks associated with the banking
                             industry such as interest rate and credit risks.

CORRELATION RISK:            The use of derivatives exposes a Portfolio to
                             correlation risk. Derivatives are financial
                             instruments whose value depends upon, or is derived
                             from, the value of something else, such as one or
                             more underlying securities, indexes or currencies.
                             The prices of a particular derivative instrument
                             may not move in the same way as the underlying
                             security or, in the case of a hedging transaction,
                             of the securities which are the subject of a hedge.

CREDIT RISK:                 Debt securities are subject to credit risk. Credit
                             risk is the possibility that an issuer will fail to
                             make timely payments of interest or principal, or
                             go bankrupt. The lower the ratings of such debt
                             securities, the greater their risks. In addition,
                             lower rated securities have higher risk
                             characteristics and changes in economic conditions
                             are more likely to cause issuers of these
                             securities to be unable to make payments and thus
                             default.

CURRENCY RISK:               Fluctuations in exchange rates between the U.S.
                             dollar and foreign currencies may negatively affect
                             an investment. When synthetic and cross-hedges are
                             used, the net exposure of a Portfolio to any one
                             currency may be different from that of its total
                             assets denominated in such currency.

DERIVATIVE RISK:             Derivatives are subject to the risk of changes in
                             the market price of the security, credit risk with
                             respect to the counterparty to the derivative
                             instrument, and the risk of loss due to changes in
                             interest rates. The use of certain derivatives,
                             including futures contracts, may also have a
                             leveraging effect, which may increase the
                             volatility of the Portfolio. The use of derivatives
                             may reduce returns for the Portfolio.

FOREIGN RISK:                Investing in foreign securities will expose a
                             Portfolio to risks such as political and economic
                             instability, currency devaluation and high
                             inflation rates, which may result in Portfolio
                             losses and volatility.

HEDGING RISK:                Hedging exposes a Portfolio to the risk that the
                             hedge will lose value while the hedged investment
                             increases in value.

INTEREST RATE                Investing in fixed-rate debt securities will expose
RISK:                        a Portfolio to the risk that the value of the
                             Portfolio's investments will decline if interest
                             rates rise.

LEVERAGE RISK:               The use of derivatives exposes a Portfolio to the
                             risk of leverage which may result in greater
                             fluctuations in a Portfolio's net asset value than
                             would have occurred had the Portfolio invested in
                             the underlying security.

LIQUIDITY RISK:              Certain securities may be difficult or impossible
                             to sell at favorable prices within the desired time
                             frame.

                                       13

MARKET RISK:                 The market value of a security may increase or
                             decrease over time. Such fluctuations can cause a
                             security to be worth less than the price originally
                             paid for it or less than it was worth at an earlier
                             time. Market risk may affect a single issuer,
                             entire industry or the market as a whole.

NON-DIVERSIFICATION RISK:    A non-diversified Portfolio may invest more of its
                             assets in the securities of fewer companies than a
                             diversified Portfolio. This vulnerability to
                             factors affecting a single investment can result in
                             greater Portfolio losses and volatility.

PREPAYMENT RISK:             A Portfolio that invests in mortgage-backed and
                             other asset-backed securities is exposed to the
                             risk that such securities may repay principal
                             either faster or slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's SAI [and on the
Fund's web site].

                             PERFORMANCE INFORMATION

             ALL OF THE PORTFOLIOS HAVE NOT COMMENCED OPERATIONS AND
      THEREFORE NO PERFORMANCE INFORMATION IS PRESENTED FOR ANY PORTFOLIO.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy and hold shares of a Portfolio.

----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Portfolio               Mortgage    Asset-    High   Enhanced    U.S.       U.S.        Broad     International Global
Name:                   LIBOR       Backed    Yield  Equity      Treasury   Corporate   Market    Corporate     High
                                                     Markets                                                    Yield
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------

Shareholder             None        None      None   None        None       None        None      None          None
Fees (Fees
Paid Directly from
Your Investment)
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Annual Fund
Operating Expenses
(Expenses that are
Deducted From Fund
Assets)
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Management Fees         0.30%       0.10%     0.40%  0.35%       0.30%      0.10%       0.30%     0.10%         0.50%
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Distribution Fees       None        None      None   None        None       None        None      None          None
(12b-1)
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Other Expenses*         [  ]        [  ]      [  ]   [  ]        [  ]       [  ]        [  ]      [  ]          [  ]
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------
Total Annual Fund       [  ]        [  ]      [  ]   [  ]        [  ]       [  ]        [  ]      [  ]          [  ]
Operating Expenses
----------------------- ----------- --------- ------ ----------- ---------- ----------- --------- ------------- ----------

* The Portfolios had not commenced operations as of December 31, 2004. "Other
Expenses" have been estimated. Under an Administration Agreement dated February
1, 1995, as amended May 29, 1998 between the Fund and Investor Capital Services,
Inc., (the "Administrator"), the Administrator provides administrative services to the Fund for an administrative fee and an incentive fee. The incentive fee is paid to the Administrator in the event any Portfolio operates below its expense ratio. This incentive fee is capped at 0.02% of such Portfolio's average daily net assets.

                                       14

                             EXPENSES TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolios with the cost of investing in other mutual funds.

These Portfolios have not commenced investment operations, therefore only fees for one and three years are represented.

The example assumes that you invest $10,000 in each Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment in each class has a 5%
return each year and that each Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

------------------------------- -------------------- -------------
PORTFOLIO NAME                  1 YEAR               3 YEARS
------------------------------- -------------------- -------------
Mortgage LIBOR                  $[   ]               $[   ]
------------------------------- -------------------- -------------
Asset-Backed                    $[   ]               $[   ]
------------------------------- -------------------- -------------
High Yield                      $[   ]               $[   ]
------------------------------- -------------------- -------------
Enhanced Equity Markets         $[   ]               $[   ]
------------------------------- -------------------- -------------
U.S. Treasury                   $[   ]               $[   ]
------------------------------- -------------------- -------------
U.S. Corporate                  $[   ]               $[   ]
------------------------------- -------------------- -------------
Broad Market                    $[   ]               $[   ]
------------------------------- -------------------- -------------
International Corporate         $[   ]               $[   ]
------------------------------- -------------------- -------------
Global High Yield               $[   ]               $[   ]
------------------------------- -------------------- -------------
Inflation-Indexed               $[   ]               $[   ]
------------------------------- -------------------- -------------

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolios, each a series of the Fund.
The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B. Krause,
Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional information about the Directors and the Fund's executive officers may be found in the
Statement of Additional Information under the heading "Management of the Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolios. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolios' assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, managed approximately $[ ] billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately [ ] major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the
Investment Adviser is in excess of $[ ] million. The Investment Adviser also serves as the sub-adviser to [ ] Portfolios of [ ] other open-end management investment companies. The Investment Adviser's offices are located at 200 Park
Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation.

                                       15

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as
Sub-Adviser to the international Portfolios. Organized in 1989, the Sub-Adviser is a U.S.-registered investment adviser and manages approximately $[ ] billion in multi-currency fixed-income portfolios for institutional clients, as of
December 31, 2004. The Sub-Adviser's offices are located at 2 Royal Exchange,
London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by
Charter Atlantic Corporation, a New York corporation.

                  ADVISORY AND SUB-ADVISORY CONTRACT APPROVALS

A discussion of the basis for the Board of Directors' approvals of the advisory and sub-advisory contracts for the Portfolios will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio
Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific securities for each
Portfolio. The biographical information for each Portfolio Manager of the Fund is set forth below.

ADDITIONAL INFORMATION ABOUT EACH PORTFOLIO MANAGER, INCLUDING HOW EACH IS
COMPENSATED, OTHER ACCOUNTS EACH MANAGES AND EACH PORTFOLIO MANAGER'S OWNERSHIP
OF SECURITIES IS LOCATED IN THE SAI.

LIAQUAT AHAMED, MANAGING DIRECTOR. Mr. Ahamed is responsible for management of the Broad Market Portfolio. Mr. Ahamed joined FFTW in 1988 after nine years with the World Bank, where he was in charge of all investments in non-U.S. dollar government bond markets. Mr. Ahamed also served as an economist with senior government officials in the Philippines, Korea, and Bangladesh. He has a B.A. in
economics from Trinity College, Cambridge University and an A.M. in economics from Harvard University.

ADAN AKANT, MANAGING DIRECTOR. Mr. Akant is responsible for management of the
U.S. Treasury Portfolio. He joined FFTW in 1984 after six years with the World
Bank, where he served initially as a project financial analyst in Europe and the
Middle East area before joining the treasurer's staff as an investment officer.
Mr. Akant holds a Ph.D. in systems science, an M.S. in finance and international management, an Engineer's degree, and M.S. and B.S degrees in electrical engineering, all from the Massachusetts Institute of Technology. Mr. Akant is a
member of the New York Academy of Sciences, IEEE, and of the Sigma XI, Tau Beta
Pi, and Eta Kappa Nu honor societies.

JOHN CAREY, CFA, PORTFOLIO MANAGER. Mr. Carey is responsible for management of the Mortgage LIBOR Portfolio. He joined FFTW in 1998 as a member of the Mortgage
Desk. His market responsibilities are focused on fixed rate Collateralized
Mortgage Obligations ("CMOs") and CMO derivatives. Mr. Carey was previously a
Limited Partner at Atlantic Portfolio Analytics and Management (APAM) where he traded mortgage backed securities and agency CMOs. Prior to joining APAM in
1996, Mr. Carey was a Senior Vice President in charge of

                                       16

Secondary Marketing for the Chase Manhattan Mortgage Corporation. Mr. Carey
holds an MBA in Finance from New York University and a BA in Mathematical
Economics from Colgate University. He holds the designation of Chartered
Financial Analyst and is a member of the New York Society of Security Analysts.

DAVID J. MARMON, MANAGING DIRECTOR. Mr. Marmon is responsible for management of the Enhanced Equity Markets, High-Yield, Global High Yield, International
Corporate, and U.S. Corporate Portfolios. He joined FFTW in 1990 from Yamaichi
International (America) where he headed futures and options research. Mr. Marmon was previously a financial analyst and strategist at the First Boston
Corporation, where he developed hedging programs for financial institutions and industrial firms. Mr. Marmon has a B.A. SUMMA CUM LAUDE in economics from Alma
College and an M.A. in economics from Duke University.

SCOTT C. SHEELER, PORTFOLIO MANAGER. Mr. Sheeler is responsible for management of the Asset-Backed Portfolio. He joined FFTW in 1996. Currently, he manages domestic asset-backed securities and is also responsible for short duration portfolios. Mr. Sheeler holds a B.S. in finance from Rochester Institute of
Technology.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Advisor Class shares of a Portfolio may be purchased directly from the
Portfolio, or obtained by employing the services of an outside broker or agent.
Such broker or agent may charge a fee for its services. Investor Class shares of a Portfolio may be purchased only through financial intermediaries, such as broker-dealer firms, that enter into selling agreements with the Fund (or with the Fund's distributor, at management's discretion). The minimum initial investment for Advisor Class shares of a Portfolio is $100,000. The minimum initial investment for Investor Class shares of a Portfolio is [$ ]. Such minimums may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on
Advisor Class shares of the Portfolios. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares of all Portfolios may be made on any "Business Day," meaning
Monday through Friday, with the exception of the holidays declared by the
Federal Reserve Banks of New York or Boston. At the present time, these holidays are: New Year's Day, Dr. Martin Luther King's Birthday, Presidents' Day,
Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day,
Thanksgiving and Christmas.

Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. [Policies and procedures being finalized and will be discussed with the Board on February 24,
2005]. The Board of Directors of the Fund has adopted policies and procedures with respect to frequent trading in Portfolio shares. In order to ensure compliance with the Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The Fund works with intermediaries that sell or facilitate distribution of Portfolios shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it

                                       17

deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:                      Investors Bank & Trust Company
                         200 Clarendon Street
                         Boston,  Massachusetts 02117
ABA Number:              011001438
Account Name:            Quasar Distributors, LLC - Fund Purchase Account
Account Number:          933333333
Reference:               (Indicate Portfolio name)

                                       18

                               TO PURCHASE SHARES

---------------------- --------------------- -------------------------- ----------------------------- ----------------------------
PORTFOLIO NAME         WHEN NET ASSET        WHEN & HOW SHARES          PROCEDURE FOR                 RESULT OF LATE
                       VALUE (NAV)           MAY BE PURCHASED           SAME DAY PURCHASES            NOTIFICATION
                       IS DETERMINED                                                                  OR DELAY IN RECEIPT
                                                                                                      OF FUNDS
---------------------- --------------------- -------------------------- ----------------------------- ----------------------------

o    MORTGAGE LIBOR    o  Last Business Day  o   Last Business Day Of   o  Purchasers must call       o   The Portfolio must
                          of each week or        each week or on Any       Investors Bank at (800)        receive notice before
o    ASSET- BACKED        on any other           other Business Days       247-0473 prior to 12:00        4 p.m. (wire may be
                          Business Days          approved by The           p.m. ET to inform the          received after 12:00 p.m.
o    HIGH YIELD           approved by the        Investment Adviser.       Portfolio of the incoming      ET) for shares to be
                          Investment                                       wire transfer.                 bought at that day's
o    GLOBAL HIGH YIELD    Adviser.           o   Submitted orders must                                    price.
                                                 Include a completed    o  Purchasers must indicate
                                                 Account application.      which account is to be     o   Shares will be bought at
                                                                           purchased.                     the next Business Day's
                                             o   Federal funds must be                                    price if the wire is
                                                 Wired to Quasar's      o  If Federal funds are           received after 12:00 p.m.
                                                 "Fund Purchase            received by the Portfolio      ET and no notice is
                                                 Account" at Investors     that day, the order will       given.
                                                 Bank & Trust              be effective that day.
                                                 ("Investors Bank" or      Price of shares is based
                                                 "Transfer Agent").        on the next calculation of
                                                                           NAV after the order is
                                                                           placed.
---------------------- --------------------- -------------------------- ----------------------------- ----------------------------
o    ENHANCED EQUITY   o  All Business Days  o   Any Business Day       o  Purchasers must call       o   The Portfolio must
     MARKETS                                                               Investors Bank at (800)        receive notice before
                                             o   Submitted orders          247-0473 prior to 12:00        12:00 p.m. (wire may be
o    U.S. TREASURY                               Must include A            p.m. ET to inform the          received after 4:00 p.m.
                                                 completed account         Portfolio of the incoming      ET) for shares to be
o    U.S. CORPORATE                              Application.              wire transfer.                 bought at that day's
                                                                                                          price.
o    BROAD MARKET                            o   Federal funds must     o  Purchasers must indicate
                                                 be Wired to Quasar's      which Portfolio is to be   o   Shares will be bought at
o    INTERNATIONAL                               "Fund Purchase            purchased.                     the next business day's
                                                 Account" at                                              price if the wire is
o    CORPORATE                                   Investors Bank &       o  If Federal funds are           received after 12:00 p.m.
                                                 Trust Company             received by the Portfolio      ET and no notice is
                                                 ("Investors Bank" or      that day, the order will       given.
                                                 the "Transfer             be effective that day.
                                                 Agent").                  Price of shares is based
                                                                           on the next calculation
                                                                           of NAV after the order
                                                                           placed.
---------------------- --------------------- -------------------------- ----------------------------- ----------------------------

                                       19

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price for each class will be the net asset value per share, determined after the Transfer Agent receives proper notice of redemption
(see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares, however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio does not employ such procedures, it may be liable for losses due to unauthorized or fraudulent instructions. The Portfolio or the
Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, a Portfolio may redeem shares of any shareholder Advisor Class shares whose Portfolio account has a net asset value lower than $100,000. In addition, a shareholder's account may be involuntarily redeemed by a Portfolio should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. A Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption. The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                       20

                                TO REDEEM SHARES

--------------------------------------------------------------------------------
1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
     a.   The dollar or share amount to be redeemed;

     b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the
          Account Application Form);

     c.   The name of the shareholder; and d. The shareholder's account number.

2.   SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A
     REDEMPTION.

-----------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                  WHEN REDEMPTION EFFECTIVE                       RESULT OF LATE NOTIFICATION OF REDEMPTION
-----------------------------------------------------------------------------------------------------------------------------
o    Mortgage LIBOR             If notice is received by the Transfer Agent     If notice is received by the Transfer
o    Asset-Backed               by 4:00 p.m. ET on any Business Day, the        Agent on a non-business day or after
o    High Yield                 redemption will be effective and payment will   4:00p.m. ET on a Business Day, the
o    Enhanced Equity Market     be made within seven calendar days, but         redemption notice will be deemed received
o    U.S Treasury               generally two business days following receipt   as of the next Business Day.
o    U.S Corporate              of such notice. Price of shares is based on
o    Broad Market               the next calculation of the NAV after the
o    International Corporate    order is placed.
o    Global High Yield
o
-----------------------------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is the Portfolio's net asset value per share.
Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent.

1.   For all Portfolios, other than Mortgage LIBOR, Asset-Backed, High Yield and
     Global High Yield, net asset value is calculated by the Portfolio's
     Accounting Agent as of 4:00 p.m. ET on each Business Day.

2.   The Mortgage LIBOR Portfolio's net asset value is calculated by the
     Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business day of each week, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

3.   The Asset-Backed and High Yield Portfolios' net asset values are calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on the last Business
     Day of each week and each month, on any other Business Days in which the
     Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

3.   The Global High Yield's net asset value is calculated by the Portfolio's
     Accounting Agent as of 4:00 p.m. on the Last Business Day of each month, on any other Business Days in which the Investment Adviser approves a purchase, and on each Business Day for which a redemption order has been placed.

                                       21

All Portfolio investments are valued based on market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. Securities for which market quotations are not readily available will be valued in good faith by methods approved by the Board of Directors. Securities with maturities less than
60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that a Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when a Portfolio does not price its shares. As a result, the net asset value per share of a Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, a Portfolio may hold securities traded on U.S. markets where the market may close early on a given day or may regularly close prior to calculation of a Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Board of Directors. The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by a Portfolio that occur between the close of trading in the security and the time at which a Portfolio prices its portfolio securities will not generally be reflected in a Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service. Such events may include: situations relating to a single issue in a market sector;
significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a portfolio security's value because significant intervening events have caused a Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security "fair valued"
in accordance with the Fund's fair value procedures and subject to the ratification/approval of the board of directors.

                                    DIVIDENDS

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. In the event that a
Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash)
them in additional Portfolio shares.

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium and accrued expenses) of each
Portfolio, other than the Mortgage LIBOR, Asset-Backed, High Yield and Global
High Yield Portfolios, will be declared as a dividend payable daily to the respective shareholders of record as of the close of each Business Day. The net investment income of the Mortgage LIBOR, Asset-Backed, High Yield and Global
High Yield Portfolios will be declared as dividends payable to the respective

                                       22

shareholders of record as of the last Business Day of each month.

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting a particular Portfolio (such as approval of the investment advisory agreement with the Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio's shareholders.
The election of the Fund's Board of Directors is voted upon by shareholders on a
Fund-wide basis. The Fund is not required to hold annual shareholder meetings.
Shareholder approval will be sought only for certain changes in the Fund's or a
Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting.
The Directors shall call a special meeting of a Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in a Portfolio, including the status of distributions from each
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in a
Portfolio. For additional information regarding tax issues pertaining to the
Portfolios, see "Supplemental Tax Considerations" in the Statement of Additional
Information.

FEDERAL INCOME TAXES
--------------------

Each Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Fund in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends a Portfolio pays from its investment company taxable income (including interest and net short-term capital gains) will be taxable to U.S. shareholders as ordinary income, whether received in cash or in additional Fund shares.
Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. If a portion of a Portfolio's income consists of dividends paid by U.S. corporations, a portion of the dividends paid by the Portfolio may be eligible for the corporate dividends-received deduction.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by a Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. Each Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Fund shares will generally realize a capital gain or loss, which will be long-

                                       23

term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, a Fund may be required to withhold U.S. federal income tax at the rate of 29% of all taxable distributions payable to shareholders who:

1.   fail to provide the Fund with a correct taxpayer identification number, or

2.   fail to make required certifications, or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting a Portfolio and its shareholders. As noted
above, tax deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Fund or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Fund should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
---------------------

A Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by a Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Advisor Class and Investor Class shares of the Fund are distributed by Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution of Advisor
Class shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities. Investor Class shares are also distributed by other broker-dealers who have entered into an Authorized Dealer
Agreement with Quasar.

Investor Class of each Portfolio has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Under the Plan, Advisor Class of each Portfolio is authorized to pay Quasar a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Advisor Class shares.
Advisor Class of each Portfolio may pay this 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the
Directors may determine from time to time. Quasar may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as broker-dealers), for providing distribution related services.

In addition, pursuant to a Shareholder Services Plan, Advisor Class and Investor
Class shares of each Portfolio may pay a monthly 12b-1 (service) fee at an annual rate of 0.25% of Advisor Class and Investor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may reallow up to the full amount of this 12b-1

                                       24

(service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Portfolio          Mortgage Asset-    High    Enhanced    U.S        U.S.      Broad    International  Global
Name:              LIBOR    Backed    Yield   Equity      Treasury   Corporate Markets  Corporate      High
                                              Markets                                                  Yield
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------

Asset-Backed           X        X        *        X           *         X         X         *              *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Bank                    *        *       *        X           *         X         X          *              *
Obligations

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Brady Bonds                             X             *                   *       *           *              X

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Convertibles                            X             *                   *        *          *              *
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Corporate Debt         *        *       X         X           *         X         X           X           X
Instruments

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Dollar Roll             *        *        *            *                  *         *            *              *
Transactions

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Duration                *         *       *           *      *            *        *            *               *
Management

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Foreign                                 X              *                  *        *            X         X
Instruments

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Hedging                *         *        *          *        *           *       *             *              *

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
High Yield                              X                                                     X
Bonds

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Illiquid               *        *         *        *                     *        *           *              *
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Indexed Notes,                   *       *         *                      *        *            *         X
Currency
Exchange-Related
Securities and
Similar
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Inflation-Indexed      *        *        *         *        *           *          *         *                *
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Investment             *        *        *         *         *           *          *          *               *
Companies

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Loan Participations*        *         *       *           *          *         *        *              *
 and Assignments
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------

                                       25

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Portfolio          Mortgage Asset-    High    Enhanced    U.S        U.S.      Broad    International  Global
Name:               LIBOR   Backed    Yield   Equity      Treasury   Corporate Markets  Corporate      High
                                              Markets                                                  Yield
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------

Mortgage-Backed       X        X          *       X           *         X         X           *                *
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Multi-National                            *           *                    *       *            *              *
Currency Unit
Securities or
More than one
Currency
Denomination

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Municipal                                *           *                    *        *            *             *
Instruments

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Repurchase and         *       X          *         *        *           *         *            *             *
Reverse Repurchase
Agreements

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Short Sales            *         *       *          *                    *          *           *              *
Transactions

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Stripped              X        X        X           *         *          *          *           *               *
Instruments

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
TBA Transactions        *        *        *         *                    *         *            *               *

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Total Return            *      X         *         *                     *         *            *               *
Swaps

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
U.S. Government       X        X          *       X           X         X         X           *              X
And Agency
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Warrants                                 *                               *         *            *              *

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
When Issued &           *        *        *            *       *         *         *             *             *
Forward
Commitment
Securities

------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------
Zero Coupon             *        *      X                      *          *        *
Securities
------------------ -------- --------- ------- ----------- ---------- --------- -------- -------------- ---------

X Principal Investments
* Other Investments

ASSET-BACKED SECURITIES
-----------------------

Asset-backed securities are secured by or backed by assets such as automobile and credit card receivables. These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a.   motor vehicle installment sale contracts,

b.   other installment sale contracts,

c.   leases of various types of real and personal property, and

d.   receivables from revolving credit (credit card) agreements.

                                       26

     RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium or discount to par, a prepayment rate that is faster than expected will reduce or increase, respectively, the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. These securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not, in some cases, be available to support payments on these securities.

BANK OBLIGATIONS
----------------

Bank obligations are bank issued securities. These instruments include, but are not limited to:

a) Time Deposits,           e) Deposit Notes,            h) Variable Rate Notes
b) Certificates of Deposit, f) Eurodollar Time deposits, i) Loan Participations,
c) Bankers' Acceptances,    g) Eurodollar Certificates   j) Variable Amount
d) Bank Notes,                 of Deposit,                  Master Demand Notes,
                                                         k) Yankee CDs, and
                                                            Custodial Receipts

     RISKS: Investing in bank obligations exposes a Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
-----------

Brady Bonds are debt securities, issued or guaranteed by foreign governments in exchange for existing commercial bank indebtedness. To date, Brady Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady Bonds are
either collateralized or uncollateralized, issued in various currencies
(primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

A Portfolio may invest in either collateralized or uncollateralized Brady Bonds.
U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially is equal to at least one year's rolling interest payments based on the applicable interest rate at the time and is adjusted at regular intervals thereafter.

     RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CONVERTIBLE SECURITIES
----------------------

Convertible bonds or shares of convertible preferred stock are securities that may be converted into, or exchanged for, underlying shares of common stock, either at a stated price or stated rate. Convertible securities have general characteristics similar to both fixed income and equity securities.

     RISKS: Typically, convertible securities are callable by the company, which may, in effect, force conversion before the holder would otherwise choose.
     If the issuer chooses to convert the security, this action could have an adverse effect on a Portfolio's ability to achieve its objectives.

CORPORATE DEBT INSTRUMENTS
--------------------------

Corporate bonds are debt instruments issued by private corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal
and

                                       27

interest due to the bondholder. A Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers must meet the Portfolio's credit quality standards
(including medium-term and variable rate notes). A Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

     RISKS: Investing in corporate debt securities subjects a Portfolio to interest rate changes and credit risks.

DOLLAR ROLL TRANSACTIONS
------------------------

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar, but not identical securities at a future date, and at the same price. Portfolios will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

     RISKS: Should the broker-dealer to whom a Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------

Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield,

b.   coupon interest payments,

c.   final maturity,

d.   call features,

e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen a Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would. The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1%
increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. Real Duration is the primary measurement of risk, because these securities are subjected to real rate changes but are protected for Inflation-indexed securities, against fluctuations in inflation expectations.

     RISKS: Changes in weighted average duration of a Portfolio's holdings are not likely to be so large as to cause them to fall outside the ranges specified above. There is no assurance that deliberate changes in a

                                       28

     Portfolio's weighted average duration will enhance its return relative to more static duration policies or Portfolio structures. In addition, it may detract from its relative return.

FOREIGN INSTRUMENTS
-------------------

a. FOREIGN SECURITIES

Foreign securities are securities denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser and the Sub-Adviser will adjust exposure of a Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets for certain Portfolios, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The global and international Portfolios will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western
European nations, New Zealand and Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. Portfolios will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

b. FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES.

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. Certain Portfolios may invest portions of their assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

c. EMERGING MARKETS

Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolios may invest in several types, including the following:

     Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

     Eurobonds and global bonds: These are longer maturity (up to 30 years)
     securities, registered in London or

                                       29

     globally, that are generally issued in U.S. dollars, but are increasingly issued in euros and occasionally in yen.

     Brady bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

     Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

     RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Emerging market countries may have:

a. Relatively unstable governments       d. restrictions on foreign ownership
b. present the risk of sudden adverse    e. prohibitions of repatriation
   government action                        of assets
c. nationalization of businesses         f. less protection of property rights
                                            than more developed countries

                                         g. less strict financial reporting and
                                            regulators compliance requirements

The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

HEDGING
-------

Hedging techniques are used to offset certain investment risks. Such risks include: changes in interest rates, changes in foreign currency exchange rates and changes in securities and commodity prices. Hedging techniques are commonly used to minimize a given instrument's risks of future gain or loss. Hedging techniques include:

a. engaging in swaps                      d. purchasing and selling futures
b. purchasing and selling caps, floors       contracts
   and collars                            e. purchasing and selling options
c. purchasing or selling forward exchange
   contracts

All hedging instruments described below constitute commitments by a Portfolio and therefore require the Portfolio to segregate cash (in any applicable currency), U.S. Government securities or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations in a separate custody account.

When a Portfolio purchases a futures or forward currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the futures or forward currency contract.

                                       30

When a Portfolio sells a futures or forward currency contract for non-hedging purposes, the Portfolio will have the contractual right to acquire:

         1. the securities,
         2. the foreign currency subject to the futures, or
         3. the forward currency contract.

A Portfolio will segregate assets, in an amount at least equal to the market value of the securities or foreign currency underlying the futures or forward currency contract.

Should the market value of the contract move adversely to the Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

A Portfolio will not enter into any swaps, caps or floors unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

a. SWAPS

Swaps are commonly used for hedging purposes. Hedging involving mortgage and interest rate swaps may enhance total return. Interest rate swaps involve a
Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps, both represent commitments to pay and receive funds. Currency swaps involve the exchange of their respective rights to make or receive payments in specified currencies.
Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security.
By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

The purchase of an interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN EXCHANGE CONTRACTS

A forward foreign exchange contract is the purchase or sale of a foreign currency, on a specified date, at an exchange rate established before the currency's payment and delivery to hedge the currency exchange risk associated with its assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the
Portfolio's securities are or are expected to be denominated, and buying U.S.
dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

                                       31

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying commodity and the seller to sell it. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Investors should note that the Enhanced Equity Markets
Portfolio may, unlike the other Portfolios, invest more than 5% of its total net assets in futures contracts and will utilize futures contracts for purposes other than bona fide hedging.

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) property that is guaranteed in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period or time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

     RISKS: Hedging involves risks of imperfect correlation in price movements of the hedge and movements in the price of the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a
     Portfolio will be in a worse position than if hedging had not been employed. As a result, it will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Hedging transactions not entered into on a U.S. or foreign exchange may subject a Portfolio to exposure to the credit risk of its counterparty. Futures and options transactions entail special risks. In particular, the variable degree of correlation between price movements of futures contracts and price movements in the related Portfolio position could create the possibility that losses will be greater than gains in the value of the Portfolio's position. Other risks include the risk that a
     Portfolio could not close out a futures or options position when it would be most advantageous to do so.

HIGH YIELD SECURITIES
---------------------

Debt securities that are rated below the four highest categories, those securities rated below BBB by S&P and below Baa by Moody's are known as "High
Yield" bonds or "junk bonds". High Yield bonds are considered to be predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations.

     RISKS: High Yield securities present considerable risk of issuer default particularly during periods of economic uncertainty or economic downturns.
     High Yield bonds may also be subject to substantial market fluctuations and may be less liquid, than securities in the higher rating categories. They are subject to greater risk of loss of income and principal than investment grade securities. Valuing less liquid securities involves greater exercise of judgment and may be more objective than valuing securities using market quotations.

ILLIQUID SECURITIES
-------------------

Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for

                                       32

approximately the value at which a Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale,

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and

3.   securities not having readily available market quotations.

Although the Portfolios are allowed to invest up to 15% of the value of their net assets in illiquid assets, it is not expected that any Portfolio will invest a significant portion of its assets in illiquid securities. The Investment
Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act. A Portfolio may also invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act
(Section 4(2) paper). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors.
Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper is normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the Section
4(2) paper, thus providing liquidity. These securities may be determined to be illiquid securities, although the Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule 144A securities, Section 4(2) paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

     RISKS: Investing in illiquid securities presents the potential risks of tying up a Portfolio's assets at a time when liquidating assets may be necessary to meet debts and obligations.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------

These securities are notes, the principal amount of which and/or the rate of interest payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

     RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which a Portfolio may invest.

INFLATION-INDEXED SECURITIES
----------------------------

Inflation-indexed securities are linked to the inflation rate from worldwide bond markets such as the U.S. Treasury Department's "inflation-protection"
issues. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity) and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer
Price Index (CPI) for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S.
Treasury program. U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of inflation-indexed securities in Canada, New Zealand, Sweden and the United
Kingdom is similar but not identical to the process used in the United States.
In addition, these countries may, or may not, provide a guarantee of principal value at maturity, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

                                       33

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

     RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolios also may invest in other inflation related bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (that would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed, and will fluctuate.

     The U.S. Treasury only began issuing inflation-indexed bonds in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds.
     However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer
     Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. Two basic types of investment companies exist:

1.   Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2.   Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolios will not invest in any funds classified as "load funds."

The acquiring company may not purchase or otherwise acquire securities in the acquired company (if no-load) if, immediately after the acquisition, the acquiring company and any company controlled by it would own in the aggregate more than 3% of the total outstanding voting stock of the acquired company, or would not otherwise comply with any requirements under the Investment Company
Act of 1940.

The Fund has applied to the Commission for an exemptive order which, if granted, would permit a Portfolio to invest in another Portfolio within the FFTW Funds,
Inc., family. This is commonly referred to as cross-portfolio investing. Should such cross-portfolio investing occur, investors will not be double-charged advisory fees. The Portfolio in which it is directly invested will only charge investors an advisory fee. Shareholders of the Fund will be notified of any changes should the exemptive order permitting cross-portfolio trading be granted.

     RISKS: Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

                                       34

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------

Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions
("Lenders"). A Portfolio may invest in Loans in the form of assignments
("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a
Participation, the Portfolio will have a contractual relationship only with the
Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the
Borrower is determined by the Adviser to be creditworthy.

     RISKS: The Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
--------------------------

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by

     a.   the Government National Mortgage Association (Ginnie Mae),

     b.   the Federal National Mortgage Association (Fannie Mae),

     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),

     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

2.   Collateralized mortgage obligations (CMOs) which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for a Portfolio to make investments in them.

CMOs are derivatives collateralized by mortgage pass-through securities. Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity - the latest date by which the tranche can be completely repaid, assuming no prepayments - and has an average life - the average of the time to receipt of a principal payment weighted by the size of the principal payment. The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

     RISKS: A Portfolio may invest in mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security.
     Portfolio returns will be influenced by changes in interest rates. Changes in market yields affect a

                                       35

     Portfolio's asset value since Portfolio debt will generally increase in value when interest rates fall and decrease when interest rates rise.
     Compared to debt that cannot be prepaid, mortgage-backed investments are less likely to increase in value during periods of declining interest rates and have a higher risk of decline in value during periods of rising interest rates. Thus, interest rates have an inverse relationship with corresponding market values. Prices of shorter-term securities generally fluctuate less in response to interest rate changes than do longer-term securities.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------

Multi-national currency unit securities are tied to currencies of more than one nation. This includes the Euro--a "basket" consisting of specified currencies of the member states of the European Community (a Western European economic cooperative organization). These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

     RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

MUNICIPAL INSTRUMENTS
---------------------

Municipal instruments are debt obligations issued by a state or local government entity. The instruments may support general governmental needs or special governmental projects. It is not anticipated that such instruments will ever represent a significant portion of any Portfolio's assets.

     RISKS: Investments in municipal instruments are subject to the municipality's ability to make timely payment. Municipal instruments may also be subject to bankruptcy protection should the municipality file for such protection.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------

Under a repurchase agreement, a bank or securities firm (a dealer in U.S.
Government Securities reporting to the Federal Reserve Bank of New York) or the
Fund's Custodian agrees to sell U.S. Government Securities to a Portfolio and repurchase such securities from the Portfolio for an agreed price at a later date. Under a reverse repurchase agreement, a primary or reporting dealer in
U.S. Government Securities purchases U.S. Government Securities from a Portfolio and the Portfolio agrees to repurchase the securities for an agreed price at a later date.

Each Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
-----------

Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount

                                       36

deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an off setting long position.

     RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. A Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which Portfolio replaces the borrowed money. The amount of any loss will be increased by the amount of any premium or amounts in lieu of interest the Portfolio may be required to pay in connection with a short sale. Without the purchase of an option, the potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
--------------------

Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips

b.   Treasury Strips

c.   Stripped Mortgage-Backed Securities

     RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates.
     Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. Each
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's TBA transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS
------------------

A total return swap is an exchange of one security for another. Unlike a hedge swap, a total return swap is solely entered into as a derivative investment to enhance total return.

     RISKS: A total return swap may result in a Portfolio obtaining an instrument, which for some reason, does not perform as well as the original swap instrument. Additionally, potential risks of default also exist on the part of the counterparty.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
ENTERPRISES/FEDERAL AGENCIES
--------------------------------------------------------------

U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. A Portfolio may also invest in other securities which may be issued by a U.S.
Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing.

                                       37

Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include those sponsored by:

a.   U.S. Treasury Department,

b.   Farmer's Home Administration,

c.   Federal Home Loan Mortgage Corporation,

d.   Federal National Mortgage Association,

e.   Government National Mortgage Association, and

f.   U.S. Department of Veterans' Affairs.

     RISKS: Investing in securities backed by the full faith and credit of the
     U.S. Government are guaranteed only as to interest rate and face value at maturity, not its current market price.

WARRANTS
--------

A warrant is a corporate-issued option that entitles the holder to buy a proportionate amount of common stock at a specified price. Warrants are freely transferable and can be traded on the major exchanges.

     RISKS: Warrants retain their value only so long as the stock retains its value. Typically, when the value of the stock drops, the value of the warrant drops.

WHEN ISSUED AND FORWARD COMMITMENT SECURITIES
---------------------------------------------

The purchase of a when issued or forward commitment security will be recorded on the date a Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price.
Generally, no interest accrues to a Portfolio until settlement. Each Portfolio will maintain a segregated custodial account containing cash, U.S. Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of a Portfolio's when issued and forward commitments transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value.

ZERO COUPON SECURITIES
----------------------

Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

     RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes rather than interest paying securities of similar maturities. Credit risk is generally greater for these investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. This could, in turn, lead to higher turnover costs. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by a Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

                                       38

ALL PORTFOLIOS
--------------

Each Portfolio may invest more than 5% of its net assets in futures margins and/or premiums on options only if it is being used for bona fide hedging purposes.

U.S. TREASURY PORTFOLIO
-----------------------

The Portfolio may invest up to 5% of its net assets in high quality (rating of
AA by S&P, Aa by Moody's or a comparable rating, or higher from a nationally recognized statistical rating organization) fixed income securities.

U.S. CORPORATE PORTFOLIO
------------------------

The Portfolio may invest up to 20% of its net assets in non-dollar-denominated corporate debt obligations of foreign issuers, or other U.S. dollar-denominated non-corporate debt obligations.

BROAD MARKET PORTFOLIO
----------------------

The Portfolio has limited exposure to non-U.S. dollar denominated securities.

                                       39

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in a Portfolio. Please retain this Prospectus for future reference. Additional information about a Portfolio's investments will be available in the Fund's Annual and Semi-Annual reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2005 (as amended from time to time). The SAI provides more detailed information about the
Portfolios, including their operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus.

A Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting
(800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about a Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the public reference room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolios are available on the Commission's Internet site at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission, Washington D.C. 20549-0102 or by
electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
Quasar Distributors, LLC

Fund's Investment Company Act filing number: 811-5796

                                       40

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------

================================================================================

                                   PROSPECTUS
                             INTERNATIONAL PORTFOLIO

================================================================================

--------------------------------------------------------------------------------

                                   MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

                                    CONTENTS

Risk/Return Summary
Investment Objectives, Principal Investment Strategies and Investments
Principal Investment Risks
Risk/Return Bar Chart and Table
Fee Table
Expense Table Example
Fund Management
Shareholder Information
Investment Information
Portfolio Turnover
Supplemental Investment Policies
Financial Highlights Table
Shareholder Inquiries

                                       2

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the International
Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows.

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:        To attain a high level of total return as may be
                             consistent with the preservation of capital.
--------------------------------------------------------------------------------
PRINCIPAL INVESTMENT         The Portfolio invests primarily in investment grade
STRATEGIES:                  (minimum rating of BBB by S&P, Baa by Moody's or a
                             comparable rating or higher from a nationally
                             recognized statistical rating organization, or if
                             the security is unrated, of comparable credit
                             quality in the judgment of the Investment
                             Adviser/Sub-Adviser) debt securities from foreign
                             bond markets and denominated in foreign currencies.
                             The performance objective of the Portfolio is to
                             outperform an index which the Portfolio Manager
                             believes is an appropriate benchmark for the
                             Portfolio. The current index used by the Portfolio
                             Manager for the Portfolio is the Lehman Brothers
                             Global Aggregate Index (ex-USD). (The Lehman
                             Brothers Global Aggregate Index (ex-USD) provides a
                             broad-based measure of the international
                             investment-grade bond market. The Lehman Brothers
                             Global Aggregate Index (ex-USD) combines non-U.S.
                             dollar-denominated versions of the Pan-European
                             Index and the Japanese, Canadian, Australian and
                             New Zealand components of the Global Treasury
                             Index. The index is not available for investment
                             and, unlike the Portfolio, does not incur
                             expenses).
--------------------------------------------------------------------------------
MINIMUM QUALITY RATING:

                                                                                                  AVERAGE
                                                     S&P           Moody's        Fitch IBCA     PORTFOLIO
                             S&P      Moody's    (Short Term)    (Short Term)    Duff & Phelps    QUALITY
                             ---      -------    ------------    ------------    -------------    -------

                             BBB-      Baa3          A-2            P-2             BBB-            A

--------------------------------------------------------------------------------
DURATION:                    The Portfolio's weighted average duration generally
                             will not differ from the weighted average duration
                             of the Lehman Brothers Global Aggregate Index
                             (ex-USD) by more than one year. As of December 31,
                             2004, the duration of the Lehman Brothers Global
                             Aggregate Index (ex-USD) was [5.36] years. As of
                             December 31, 2004, the duration of the
                             International Portfolio was [5.13] years.
--------------------------------------------------------------------------------

INVESTMENT POLICIES:         The Portfolio invests primarily in investment grade
                             debt securities from foreign bond markets,
                             denominated in foreign currencies. The Portfolio
                             will maintain investments in debt securities of
                             issuers from at least three different countries. At
                             least 65% of the Portfolio's total assets will be
                             invested in debt securities from jurisdictions
                             outside the U.S. The Portfolio will invest in
                             derivatives for hedging and non-hedging purposes,
                             such as to manage the effective duration of the
                             Portfolio or as a substitute for direct investment.
                             For temporary defensive purposes, 100% of the
                             Portfolio's total assets may be invested in U.S.
                             Government securities, cash or cash equivalent
                             securities. These defensive strategies may prevent
                             the Portfolio from achieving its investment
                             objective. The Portfolio is "non-diversified" under
                             the 1940 Act, meaning that it may invest in a
                             limited number of issuers. Under normal
                             circumstances, the Portfolio will invest more than
                             25% of its total assets in the Banking and Finance
                             industry. For purposes
--------------------------------------------------------------------------------

                                       3

--------------------------------------------------------------------------------
                             of this limitation, the Banking and Finance
                             industry will be deemed to include securities of
                             issuers engaged in banking or finance businesses,
                             including issuers of asset-backed securities and
                             mortgage-backed securities.

--------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:       Foreign Instruments, including:
                                o   Asset-Backed Securities
                                o   Bank Obligations
                                o   Corporate Debt Instruments
                                o   Derivative Instruments
                                o   Government Debt Instruments
                                o   Interest Rate Futures
                                o   Mortgage-Backed Securities
                                o   Other Investment Companies
--------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Adviser may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home
Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S.
Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolio are subject to certain of the following principal risks:

                                       4

BANKING INDUSTRY RISK:       Investing in bank obligations will expose a
                             Portfolio to risks associated with the banking
                             industry such as interest rate and credit risks.

CONCENTRATION RISK:          A Portfolio that invests more than 25% of its total
                             assets in the securities of issuers in any one
                             industry is exposed to the risk that factors
                             affecting that industry will have a greater effect
                             on the Portfolio than they would if the Portfolio
                             invested in a diversified number of unrelated
                             industries.

CREDIT RISK:                 Debt securities are subject to credit risk. Credit
                             risk is the possibility that an issuer will fail to
                             make timely payments of interest or principal, or
                             go bankrupt. In addition, lower rated securities
                             have higher risk characteristics and changes in
                             economic conditions are more likely to cause
                             issuers of these securities to be unable to make
                             payments and thus default. The lower the ratings of
                             such debt securities, the greater their credit
                             risk.

CURRENCY RISK:               Fluctuations in exchange rates between the U.S.
                             dollar and foreign currencies may negatively affect
                             an investment. When synthetic and cross-hedges are
                             used, the net exposure of a Portfolio to any one
                             currency may be different from that of its total
                             assets denominated in such currency.

DERIVATIVES RISK:            Derivatives are subject to the risk of changes in
                             the market price of the security, credit risk with
                             respect to the counterparty to the derivative
                             instrument, and the risk of loss due to changes in
                             interest rates. The use of certain derivatives,
                             including futures contracts, may also have a
                             leveraging effect, which may increase the
                             volatility of the Portfolio. The use of derivatives
                             may reduce returns for the Portfolio.

FOREIGN RISK:                Investing in foreign securities exposes a Portfolio
                             to risks such as, political and economic
                             instability, currency devaluation and high
                             inflation rates, which may result in Portfolio
                             losses and higher volatility.

INTEREST RATE RISK:          Debt securities are subject to the risk that the
                             market value will decline because of rising
                             interest rates. A rise in interest rates generally
                             means a fall in bond prices and, in turn, a fall in
                             the value of your investment. Debt securities with
                             longer durations tend to be more sensitive to
                             changes in interest rates, usually making them more
                             volatile then debt securities with shorter
                             durations.

LIQUIDITY RISK:              Certain securities may be difficult or impossible
                             to sell at favorable prices within the desired time
                             frame.

NON DIVERSIFICATION RISK:    A non-diversified Portfolio may invest a large
                             percentage of its assets in the securities of a
                             small number of issuers or industries than a
                             diversified Portfolio. This vulnerability to

                                       5

                             factors affecting a single investment can result in
                             greater Portfolio losses and volatility.

PREPAYMENT RISK:             A Portfolio that invests in mortgage-backed and
                             other asset-backed securities is exposed to the
                             risk that such securities may repay principal
                             either faster or slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's SAI [and on the
Fund's web site].

                        RISK/RETURN BAR CHART AND TABLE

The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance, as represented by the performance of Advisor Class, and show how the Portfolio's average annual total returns for 1 year, 5 years and since inception compared with a benchmark index. Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                             INTERNATIONAL PORTFOLIO
                               ANNUAL TOTAL RETURN

                                [BAR CHART OMITTED]

        1997   1998    1999   2000    2001    2002    2003   2004
        ----   ----    ----   ----    ----    ----    ----   ----
       -0.43% 18.35%  -6.34% -0.98%  -4.22%  21.81%  20.25%

During the eight-year period shown in the International Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

PAST PERFORMANCE, BEFORE AND AFTER TAXES, IS NOT INDICATIVE OF FUTURE
PERFORMANCE.

------------------------------------------------------------------ ------------- ----------- -----------------
                                                                                             SINCE
AVERAGE ANNUAL TOTAL RETURNS                                       PAST 1        PAST 5      INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2003)*                        YEAR          YEARS       (5/9/96)
------------------------------------------------------------------ ------------- ----------- -----------------

------------------------------------------------------------------ ------------- ----------- -----------------
International Portfolio
------------------------------------------------------------------ ------------- ----------- -----------------
  Return Before Taxes                                              [   ]%        [   ]%      [   ]%
------------------------------------------------------------------ ------------- ----------- -----------------
  Return After Taxes on Distributions                              [   ]%        [   ]%      [   ]%
------------------------------------------------------------------ ------------- ----------- -----------------
  Return After Taxes on Distributions and Sale of Fund Shares      [   ]%        [   ]%      [   ]%
------------------------------------------------------------------ ------------- ----------- -----------------
  Lehman Brothers Global Aggregate Index                           [   ]%        [   ]%      [   ]%
  (ex-USD)**
------------------------------------------------------------------ ------------- ----------- -----------------

                                       6

*After-tax returns for Advisor Class ares hown in the table below and after-tax returns for Investors Class will vary. After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown.
The after tax returns shown are not relevant to investors who hold their
Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

**This index does not reflect deductions for fees, expenses or taxes.

                                       7

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold, or sell Advisor Class or Investor Class shares of the Portfolio.

    -------------------------- -------------------------- ------------------------ ---------------------
    International                                         Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    None
                                Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses(1)          [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

*Under an Administration Agreement dated August 15, 2003, as amended, between the Fund and Investors Bank & Trust Company ("the Administrator"), the
Administrator provides administrative services to the Portfolio for an administrative fee. Under an Operations Monitoring Agreement effective August
15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment in each class has a 5%
return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------- ------------------------- ------------------------- ------------------------- ------------------
Portfolio Name              1 Year                    3 Years                   5 Years                   10 Years
--------------------------- ------------------------- ------------------------- ------------------------- ------------------

International               $[  ]                     $[  ]                     $[  ]                     $[  ]
--------------------------- ------------------------- ------------------------- ------------------------- ------------------

                                        8

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the
Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B.
Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional
information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the
Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $[ ] billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately [ ] major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the
Investment Adviser is in excess of $[ ] million. The Investment Adviser also serves as the sub-adviser to [ ] Portfolios of [ ] other open-end management investment companies. The Investment Adviser's offices are located at 200 Park
Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The
Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2004, at a rate of 0.40% of the Portfolio's average daily net assets.

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, serves as
Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a
U.S.-registered investment adviser and manages approximately $[ ] billion in multi-currency fixed-income portfolios for institutional clients, as of December
31, 2004. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio. The Sub-Adviser's offices are located at 2 Royal Exchange,
London, EC3V 3RA. The Sub-Adviser is directly and indirectly wholly-owned by
Charter Atlantic Corporation, a New York corporation.

                  ADVISORY AND SUB-ADVISORY CONTRACT APPROVALS

A discussion of the basis for the Board of Directors' approvals of the advisory and sub-advisory contracts for the Portfolios will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team

                                       9

comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio
Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific securities for each
Portfolio. The biographical information for the Portfolio Manager of the
International Portfolio is set forth below.

ADDITIONAL INFORMATION ABOUT EACH PORTFOLIO MANAGER, INCLUDING HOW EACH IS
COMPENSATED, OTHER ACCOUNTS EACH MANAGES AND EACH PORTFOLIO MANAGER'S OWNERSHIP
OF SECURITIES IS LOCATED IN THE SAI.

KEVIN CORRIGAN, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Corrigan has joint responsibility for management of the International Portfolio. He joined FFTW in
July 1995. He heads the International Corporate Credit Team. Mr. Corrigan currently specializes in European financial institutions and is a member of the
Investment Strategy Group. Previously, Mr. Corrigan worked at JP Morgan as an accountant in a number of functions, including the sterling securities and
European interest rate swaps and derivatives areas. Mr. Corrigan holds a BA
Honors in English literature from Reading University (1987) and is a fellow of the Chartered Association of Certified Accountants (1994).

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Advisor Class shares of a Portfolio may be purchased directly from the
Portfolio, or obtained by employing the services of an outside broker or agent.
Such broker or agent may charge a fee for its services. Investor Class shares of a Portfolio may be purchased only through financial intermediaries, such as broker-dealer firms, that enter into selling agreements with the Fund (or with the Fund's distributor, at management's discretion). The minimum initial investment for Advisor Class shares of a Portfolio is $100,000. The minimum initial investment for Investor Class shares of a Portfolio is [$ ]. Such minimums may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on
Advisor Class shares of the Portfolios. Shares purchased will begin accruing dividends on the day Federal funds are received.

                                       10

Purchases of shares may be made on any "Business Day," meaning any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther
King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas.

Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. The Board of
Directors of the Fund has adopted policies and procedures with respect to frequent trading in portfolio shares. In order to ensure compliance with the
Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The
Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:                  Investors Bank & Trust Company
                     200 Clarendon Street
                     Boston, Massachusetts 02117
ABA Number:          011001438
Account Name:        Quasar Distributors, LLC - Fund Purchase Account
Account Number:      933333333
Reference:           International Portfolio

                               TO PURCHASE SHARES

-------------------- ------------------------ ------------------------------------------- -----------------------------------------
WHEN NET ASSET       WHEN & HOW SHARES MAY    PROCEDURE FOR SAME DAY PURCHASES            RESULT OF LATE NOTIFICATION OR DELAY IN
VALUE (NAV) IS       BE PURCHASED                                                         RECEIPT OF FUNDS
DETERMINED
-------------------- ------------------------ ------------------------------------------- -----------------------------------------

All Business Days    o  Any Business Day      o    Purchasers must call Investors Bank    o    The Portfolio must receive notice
                                                   at(800) 247-0473 prior to 4:00 p.m.         before 4:00 p.m. (wire may be
                                                   ET to inform the Portfolio of the           received after 4:00 p.m. ET) for
                     o  Submitted orders           incoming wire transfer.                     shares to be bought at that day's
                        must include a                                                         price.
                        completed account     o    Purchasers must indicate which
                        application.               Portfolio is to be purchased.          o    Shares will be bought at the next
                                                                                               Business Day's price if wire is

                                       11

-------------------- ------------------------ ------------------------------------------- -----------------------------------------
                     o  Federal funds must    o    If Federal funds are received by            received after 4:00 p.m ET and no
                        be wired to Quasar's       the Portfolio that day, the order           notice is given.
                        "Fund Purchase             will be effective that day. Price
                        Account" at                of shares is based on the next
                        Investors Bank &           calculation of NAV after the order
                        Trust Company              is placed.
                        ("Investors Bank" or
                        the "Transfer
                        Agent").
-------------------- ------------------------ ------------------------------------------- -----------------------------------------

                                       12

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price for each class will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to, and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.
The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder Advisor class shares whose Portfolio account has a net asset value lower than $100,000. In addition, a shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption.
The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                       13

                                TO REDEEM SHARES

--------------------------------------------------------------------------------
1.   SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:

     a.   The dollar or share amount to be redeemed;

     b.   The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the
          Account Application Form);

     c.   The name of the shareholder; and d. The shareholder's account number.

2.   SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A
     REDEMPTION.

--------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE              RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------------------------------------------------------------
If notice is received by the Transfer  If notice is received by the Transfer
Agent by 4:00 p.m. ET on any Business  Agent on a non-business day or after
Day, the redemption will be effective  4:00 p.m. ET time on a Business Day, and payment will be made within seven  the redemption notice will be deemed calendar days, but generally the next  received as of the next Business Day.
business day following receipt of such
notice. Price of shares is based on
the next calculation of the NAV after
the order is placed.
--------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after your purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each
Business Day.

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate.
Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the
Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, the Portfolio may hold securities traded on U.S.
markets where the market may close early on a given day or may regularly close prior to calculation of the Portfolio's net asset value.

                                       14

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Board of Directors. The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by the Portfolio that occur between the close of trading in the security and the time at which the Portfolio prices its portfolio securities will not generally be reflected in the
Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service.
Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a portfolio security's value because significant intervening events have caused the Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security
"fair valued" in accordance with the Fund's fair value procedures and subject to the ratification/approval of the board of directors.

                                       15

                                    DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of the
Portfolio will be declared as a dividend payable to the shareholders of record as of the second to last Business Day of each month. Additionally, the
Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last business day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing to the Transfer Agent. If the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash)
them in additional Portfolio shares.

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the
Portfolio (such as approval of the investment advisory agreement with the
Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders.
The election of the Fund's Board of Directors is voted upon by shareholders on a
Fund-wide basis. The Fund is not required to hold annual shareholder meetings.
Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting.
The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the
Portfolio. For additional information regarding tax issues pertaining to the
Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional
Information.

FEDERAL INCOME TAXES
--------------------

The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing to the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

                                       16

Dividends the Portfolio pays from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional
Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.

A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1.   fail to provide the Portfolio with a correct taxpayer identification number,

2.   fail to make required certifications, or

3.   have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted
above, tax-deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
---------------------

The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions

                                       17

paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Advisor Class and Investor Class shares of the Fund are distributed by Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution of Advisor
Class shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities. Investor Class shares are also distributed by other broker-dealers who have entered into an Authorized Dealer
Agreement with Quasar.

Investor Class of each Portfolio has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Under the Plan, Advisor Class of each Portfolio is authorized to pay Quasar a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Advisor Class shares.
Advisor Class of each Portfolio may pay this 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the
Directors may determine from time to time. Quasar may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as broker-dealers), for providing distribution related services.

In addition, pursuant to a Shareholder Services Plan, Advisor Class and Investor
Class shares of each Portfolio may pay a monthly 12b-1 (service) fee at an annual rate of 0.25% of Advisor Class and Investor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                                       18

                             INVESTMENT INFORMATION

                  PERMITTED INVESTMENT STRATEGIES, INVESTMENTS
                              AND ASSOCIATED RISKS

Primary Investments
o   Asset-Backed Securities
o   Bank Obligations
o   Corporate Debt Instruments
o   Derivative Securities
o   Duration Management
o   Foreign Instruments
o   Investment Companies
o   Mortgage-Backed Securities

Other Investments
o   Brady Bonds
o   Dollar Roll Transactions
o   Emerging Market Securities
o   Illiquid Securities
o   Indexed Notes, Currency Exchange-Related Securities and Similar Securities
o   Inflation-Indexed Securities
o   Loan Participations and Assignments
o   Multi-National Currency Unit Securities or More Than One Currency

Denomination
o   Repurchase and Reverse Repurchase Securities
o   Stripped Instruments
o   TBA Transactions
o   Total Return Swaps
o   U.S. Government and Agency Securities
o   When Issued and Forward Commitment Securities
o   Zero Coupon Securities

ASSET-BACKED SECURITIES
-----------------------

Asset-backed securities are secured by or backed by a pool of financial assets.
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities and include assets such as:

a.   motor vehicle installment sale contracts,

b.   other installment sale contracts,

c.   home equity loans,

d.   leases of various types of real and personal property, and

e.   receivables from revolving credit (credit card) agreements.

     RISKS: The principal amount of asset-backed securities is generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount) to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite effect on yield to maturity. In some cases, hese securities may not have any security interest in the underlying assets, and recoveries

                                       19

     on the repossessed collateral may not be available to support payments on these securities.

BANK OBLIGATIONS
----------------

Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a. Time Deposits,           e. Deposit Notes,            h. Variable Rate Notes,
b. Certificates of Deposit, f. Eurodollar Time Deposits, i. Loan Participations,
c. Bankers' Acceptances,    g. Eurodollar Certificates   j. Variable Amount
                               of Deposit                   Master Demand Notes,
d. Bank Notes,                                           k. Yankee CDs, and
                                                         l. Custodial Receipts

     RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
-----------

Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady
Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady
Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

The Portfolio may invest in either collateralized or uncollateralized Brady
Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

     RISKS: Brady Bonds are generally issued by countries with developing capital markets or unstable governments and as such, are considered to be among the more risky international investments.

CORPORATE DEBT INSTRUMENTS
--------------------------

Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the
Portfolio's credit quality standards. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

     RISKS: Investing in corporate debt securities subjects the Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES
---------------------

Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

                                       20

a.   swaps;

b.   caps, floors and collars;

c.   forward foreign currency contracts;

d.   futures contracts; and

e.   options.

a. SWAPS

Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS

An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS

A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio.
It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a
Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the
Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS

A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

                                       21

e. OPTIONS CONTRACTS

An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

The Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

     HEDGING
     -------

     Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

          RISKS: Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

          Hedging involves risks of imperfect correlation in price movements of the hedge and the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed, and will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Futures and options transactions entail the particular risk that the imperfect correlation between price movements of futures contracts and price movements in the related Portfolio position create the

                                       22

          possibility that losses will be greater than gains in the value of the
          Portfolio's position.

DOLLAR ROLL TRANSACTIONS
------------------------

Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

     RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------

Duration measures a bond's price volatility, incorporating the following factors:

a.   the bond's yield,

b.   coupon interest payments,

c.   final maturity,

d.   call features, and

e.   prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. It is the primary measurement of risk, since these

                                       23

securities are subjected to real rate changes but are protected against fluctuations in inflation expectations.

     RISKS: There is no assurance that deliberate changes in the Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from relative returns.

FOREIGN INSTRUMENTS
-------------------

A.  FOREIGN SECURITIES

Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and
Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The
Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

B.  FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

     RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S. dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S. investments, including expropriation of assets, taxation, political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

C.  EMERGING MARKETS SECURITIES

Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national

                                       24

government, a municipality, or a company that is wholly owned by the national government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolio may invest in several types, including the following:

     Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

     Eurobonds and global bonds: These are longer maturity (up to 30 years)
     securities, registered in London or globally, that are generally issued in
     US dollars, but are increasingly issued in euros and occasionally in yen.

     Brady bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

     Loan Participations and Assignments: As described in "Loan Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

          RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. Compared to more developed countries, emerging market countries may have:

     a. relatively unstable governments;   d. restrictions on foreign ownership;
     b. Sudden adverse government action;  e. prohibitions of repatriation
     c. nationalization of businesses;        of assets; or
                                           f. less protection of property rights
                                           g. less strict financial reporting
                                              and regulatory compliance
                                              requirements

          The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Transaction settlement procedures may be less reliable in emerging markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements. Emerging markets in a particular region (e.g., Latin
          America) may be highly correlated, thereby increasing a portfolio's risk if it is concentrated regionally.

                                       25

ILLIQUID SECURITIES
-------------------

Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1.   securities with legal or contractual restrictions on resale,

2.   time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and

3.   securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

The Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by Section 4(2) of the 1933 Act (Section 4(2) Paper). Section 4(2)
Paper and 144A Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity. These securities may be determined to be illiquid securities, although the Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule
144A Securities, Section 4(2) Paper or private placement securities is not determined to be liquid, that investment will be included within the 15%
limitation on investment in illiquid securities.

     RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------

These securities are notes, the principal amount of which and/or the rate of interest payable are determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

     RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the Portfolio may invest.

INFLATION-INDEXED SECURITIES
----------------------------

Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These

                                       26

securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

     RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. The Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

     The U.S. Treasury began issuing inflation-indexed bonds only in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds.
     However, the U.S. Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer
     Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------

An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1.   Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

                                       27

2.  Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

     RISKS: As a shareholder in a registered investment company, a Portfolio will bear its ratable share of that investment company's expenses including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits the
Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family.
This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors will not be double-charged advisory fees. Investors pay advisory fees only on the Portfolio in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------

Fixed and floating rate loans ("Loans")are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly
(a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations
("Participations"). When a Portfolio purchases an Assignment from a Lender, the
Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the
Portfolio will have a contractual relationship only with the Lender, and not the
Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the
Participation and only upon receipt by the Lender of the payments from the
Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

     RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights or set-off against the Borrower, and the Portfolio may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
--------------------------

Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass through securities issued by

     a.   the Government National Mortgage Association (Ginnie Mae),

     b.   the Federal National Mortgage Association (Fannie Mae),

     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),

     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,

                                       28

2.   Collateralized Mortgage Obligations ("CMOs") which are debt obligations collateralized by such assets, and

3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
(the latest date by which the tranche can be completely repaid, assuming no prepayments) and an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

     RISKS: Mortgage-backed and other asset-backed securities carrying the risk of a faster or slower than expected prepayment of principal which may affect the duration and return of the security. Changes in interest rates affect the Portfolio's asset value since its holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------

Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

     RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may cause the value of such invested securities to decrease relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------

When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every

                                       29

business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

     RISKS: If the other party to a repurchase and/or reverse repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

STRIPPED INSTRUMENTS
--------------------

Stripped instruments are bonds, reduced to two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments
(POs). Each component is then sold separately. Such instruments include:

a.   Municipal Bond Strips

b.   Treasury Strips

c.   Stripped Mortgage-Backed Securities

     RISKS: POs do not pay interest; return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in response to changes in interest rates.
     Stripped Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------

In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of

                                       30

     asset value. In addition, a portfolio may experience delays in payment or loss of income of the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS
------------------

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

     RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a total return swap's market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED
ENTERPRISES/FEDERAL AGENCIES
--------------------------------------------------------------

U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S.
Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories include (but is not limited to) those sponsored by:

a.   U.S. Treasury Department;
b.   Federal Housing Administration;
c.   Federal Home Loan Mortgage Corporation;
d.   Federal National Mortgage Association;
e.   Federal Home Loan Bank;
f.   Government National Mortgage Association; and
g.   U.S. Department of Veterans' Affairs.

     RISKS: Although U.S. government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates.
     Obligations issued by some U.S. government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
     Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while others, such as Federal National Mortgage
     Association ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie
     Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to U.S. government agencies,

                                       31

     authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

WHEN ISSUED AND FORWARD COMMITMENTS
-----------------------------------

The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

     RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES
----------------------

Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

     RISKS: Zero coupon securities do not pay interest until maturity and tend to be subject to greater interim market value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Tables are intended to help you understand each class's financial performance for the past five years, or, if shorter, the period of the class's operations. Certain information reflects financial results for a single
Portfolio share. "Total Return" indicates how much an investment in each respective class would have earned or lost, assuming all dividends and

                                       32

distributions had been reinvested. This information has been audited by [ ]. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request.

                         [INSERT FINANCIAL HIGHLIGHTS]

                                       33

                                       34

                                       35

SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2005 (as amended from time to time). The SAI provides more detailed information about the
Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting (800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington, D.C. 20549-1012 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       36

                                FFTW FUNDS, INC.

 =============================================================================

                                   PROSPECTUS
                           LIMITED DURATION PORTFOLIO

  =============================================================================

                                   MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

                                    CONTENTS

Risk/Return Summary

Investment Objectives, Principal Investment Strategies
  and Investments

Principal Investment Risks
Risk/Return Bar Chart and Table
Fee Table
Expense Table Example
Fund Management
Shareholder Information
Investment Information
Portfolio Turnover
Supplemental Investment Policies
Financial Highlights Table
Shareholder Inquiries

                                         2

                               RISK/RETURN SUMMARY

The following is a summary of certain key information about the Limited Duration
Portfolio (the "Portfolio"), including investment objectives, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows.

---------------------------------- ---------------------------------------------
INVESTMENT OBJECTIVE:              To maintain a level of total return as may be
                                   consistent with the preservation of capital.
---------------------------------- ---------------------------------------------
PRINCIPAL INVESTMENT               The Portfolio invests primarily in high
STRATEGIES:                        quality (average portfolio rating of AA by
                                   S&P, Aa by Moody's or a comparable rating or
                                   higher from a nationally recognized
                                   statistical rating organization, or if the
                                   security is unrated, of comparable credit
                                   quality in the judgment of the Investment
                                   Adviser) debt securities, using interest rate
                                   hedging as a stabilizing technique. The
                                   performance objective of the Portfolio is to
                                   outperform an index which the Portfolio
                                   Manager believes is an appropriate benchmark
                                   for the Portfolio. The current index used by
                                   the Portfolio Manager for the Portfolio is
                                   the Merrill Lynch 1-3 Year Treasury Index.
                                   (The Merrill Lynch 1-3 Year Treasury Index is
                                   an unmanaged index that tracks short-term
                                   U.S. Government securities with maturities
                                   between 1 and 3 years and represents the
                                   total rate of return of Treasury Notes based
                                   on daily closing prices. The index is not
                                   available for investment and, unlike the
                                   Portfolio, does not incur expenses.)

---------------------------------- ---------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                               Fitch
                                                                                                       IBCA        AVERAGE
                                                                       S&P              Moody's       Duff &       PORTFOLIO
                                      S&P:      Moody's:          (Short Term):      (Short Term):    Phelps:      QUALITY:
                                      ----      --------          -------------         ------        -------      --------
                                      BBB-       Baa3                  A-2              P-2            BBB-          AA (AA)
---------------------------------- ---------------------------------------------------------------------------------------------

DURATION:                          The U.S. dollar-weighted average duration of
                                   the Portfolio generally is shorter than three
                                   years. The U.S. dollar-weighted average
                                   duration of the Portfolio will not differ
                                   from the weighted average duration of the
                                   Merrill Lynch 1-3 Treasury Index by more than
                                   one year. As of December 31, 2004, the
                                   duration of the Merrill Lynch 1-3 Treasury
                                   Index was [1.68] years. As of December 31,
                                   2004, the duration of the Limited Duration
                                   Portfolio was [1.55] years.

---------------------------------- ---------------------------------------------
INVESTMENT POLICIES:               At least 65% of the Portfolio's total assets
                                   must be invested in U.S. dollar-denominated
                                   securities. The Portfolio will invest in
                                   derivatives for hedging and non-hedging
                                   purposes, such as to manage the effective
                                   duration of the Portfolio or as a substitute
                                   for direct investment. For temporary
                                   defensive purposes, 100% of the Portfolio's
                                   total assets may be invested in U.S.
                                   Government securities, cash or cash
                                   equivalent securities. These defensive
                                   strategies may prevent the Portfolio from
                                   achieving its investment objective. The
                                   Portfolio is "non-diversified" under the 1940
                                   Act, meaning that it may invest in a limited
                                   number of issuers. Under normal
                                   circumstances, the Portfolio will invest more
                                   than 25% of its total assets in the Banking
                                   and Finance industry. For purposes of this
                                   limitation, the Banking and Finance industry
                                   will be deemed to include securities of
                                   issuers engaged in banking or finance
                                   businesses, including issuers of asset-backed
                                   securities and mortgage-backed securities.

                                      3

---------------------------------- ---------------------------------------------
PRINCIPAL INVESTMENTS:             o        Asset-Backed Securities
                                   o        Bank Obligations
                                   o        Corporate Debt Instruments
                                   o        Derivative Instruments
                                   o        Mortgage-Backed Securities
                                   o        Other Investment Companies
                                   o        U.S. Government and Agency
                                            Securities
---------------------------------- ---------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Adviser may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored enterprises. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home
Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S.
Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolio are subject to certain of the following principal risks:

  BANKING                    Investing in bank obligations will expose the
  INDUSTRY RISK:             Portfolio to risks associated with the banking
                             industry such as interest rate and credit risks.

  CONCENTRATION              A Portfolio that invests more than 25% of its
  RISK:                      total assets in the securities of issuers in any
                             one industry is exposed to the risk that factors
                             affecting that industry will have a greater effect
                             on the Portfolio than they would if the Portfolio
                             invested in a diversified number of unrelated
                             industries.

                                       4

  CREDIT RISK:               Debt securities are subject to credit risk. Credit
                             risk is the possibility that an issuer will fail to
                             make timely payments of interest or principal, or
                             go bankrupt. The lower the ratings of such debt
                             securities, the greater their risks. In addition,
                             lower rated securities have higher risk
                             characteristics and changes in economic conditions
                             are more likely to cause issuers of these
                             securities to be unable to make payments and thus
                             default. The lower the ratings of such debt
                             securities, the greater their risks.

  DERIVATIVES                Derivatives are subject to the risk of
  RISK:                      changes in the market price of the security, credit
                             risk with respect to the counterparty to the
                             derivative instrument, and the risk of loss due to
                             changes in interest rates. The use of certain
                             derivatives, including futures contracts, may also
                             have a leveraging effect, which may increase the
                             volatility of the Portfolio. The use of derivatives
                             may reduce returns for the Portfolio.

  INTEREST RATE              Debt securities are subject to the risk that the
  RISK:                      market value will decline because of rising
                             interest rates. A rise in interest rates generally
                             means a fall in bond prices and, in turn, a fall in
                             the value of your investment. Debt securities with
                             longer durations tend to be more sensitive to
                             changes in interest rates, usually making them more
                             volatile then debt securities with shorter
                             durations.

  LIQUIDITY RISK:            Certain securities may be difficult or impossible
                             to sell at favorable prices within the desired time
                             frame.

  NON-DIVERSIFICATION        A non-diversified Portfolio may invest a large
  RISK:                      percentage of its assets in the securities of a
                             small number of issuers or industries than a
                             diversified Portfolio. This vulnerability to
                             factors affecting a single investment can result in
                             greater Portfolio losses and volatility.

  PREPAYMENT                 A Portfolio that invests in mortgage-backed
  RISK:                      and other asset-backed securities is exposed to the
                             risk that such securities may repay principal
                             either faster or slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's SAI [and on the
Fund's web site].

                                       5

RISK/RETURN BAR CHART AND TABLE

The chart and table provided below give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the
Portfolio's yearly performance, as represented by the performance of Advisor
Class, and show how the Portfolio's average returns for 1 year, 5 years, 10 years and since inception compared with a benchmark index. Past performance, before and after taxes, is not necessarily an indication of how a Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                           LIMITED DURATION PORTFOLIO
                               ANNUAL TOTAL RETURN

                                  [CHART OMITTED]

1995         11.26%
1996          5.29%
1997          7.21%
1998          6.79%
1999          2.88%
2000          8.52%
2001          7.46%
2002          5.81%
2003          2.49%
2004

During the ten-year period shown in the Limited Duration Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]%(quarter ending [ ]).

PAST PERFORMANCE, BEFORE AND AFTER TAXES, IS NOT INDICATIVE OF FUTURE
PERFORMANCE.

                                                                                                                SINCE
AVERAGE ANNUAL TOTAL RETURNS                                              PAST 1    PAST 5       PAST 10     INCEPTION
(FOR THE PERIODS ENDING DECEMBER 31, 2003)*                                YEAR      YEARS        YEARS       (7/26/93)

Limited Duration Portfolio
    Return Before Taxes
    Return After Taxes on Distributions
    Return After Taxes on Distributions and Sale of Fund Shares
    Merrill Lynch 1-3 Year Treasury Index**

*After-tax returns for Advisor Class are shown in the table below and after-tax returns for Investors Class will vary. After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown.
The after tax returns shown are not relevant to investors who hold their
Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

**This index does not reflect deductions for fees, expenses or taxes.

                                       6

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold, and sell Adviser Class or Investor Class shares of the Portfolio.

    -------------------------- -------------------------- ------------------------ ---------------------
    Limited Duration                                      Investor Class Shares    Advisor Class Shares
    -------------------------- -------------------------- ------------------------ ---------------------

    -------------------------- -------------------------- ------------------------ ---------------------
                               Management Fees            0.30%                    0.30%
    -------------------------- -------------------------- ------------------------ ---------------------
                               Distribution and/or        0.50%                    None
                               Service (12b-1) Fees
    -------------------------- -------------------------- ------------------------ ---------------------
                               Other Expenses1            [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Total Annual Fund          [  ](5)                  [  ](5)
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------
                               Contractually Waived Fees  [  ]                     [  ]
    -------------------------- -------------------------- ------------------------ ---------------------
                               Net Annual Fund            [  ]                     [  ]
                               Operating Expenses
    -------------------------- -------------------------- ------------------------ ---------------------

*Under an Administration Agreement dated August 15, 2003, As Amended, between the Fund and Investors Bank & Trust Company ("the Administrator"), the
Administrator provides administrative services to the Portfolio for an administrative fee . Under an Operations Monitoring Agreement effective August
15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

**Fischer Francis Trees & Watts, Inc. has voluntarily agreed to waive 0.20% of its management fees for the Portfolio. After such voluntary fee waiver, the Net
Annual Fund Operating Expenses of the Limited Duration Portfolio is 0.35%. Such
voluntary fee waiver can be terminated at any time.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those

                                       7

periods. The example also assumes that your investment in each class has a 5%
return each year and that each Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

--------------------------- ------------------------- ------------------------- ------------------------- ------------------
Portfolio Name              1 Year                    3 Years                   5 Years                   10 Years
--------------------------- ------------------------- ------------------------- ------------------------- ------------------

Limited Duration            [  ]                      [  ]                      [  ]                      [  ]
--------------------------- ------------------------- ------------------------- ------------------------- ------------------

                                       8

FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio, which is a series of the
Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B.
Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional
information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the
Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $[ ] billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately [ ] major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the
Investment Adviser is in excess of $[ ] million. The Investment Adviser also serves as the sub-adviser to [ ] portfolios of [ ] other open-end management investment companies. The Investment Adviser's offices are located at 200 Park
Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The
Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2004, at a rate of 0.15% of the Portfolio's average daily net assets after the voluntary feewaiver of Management Fees.

                  ADVISORY AND SUB-ADVISORY CONTRACT APPROVALS

A discussion of the basis for the Board of Directors' approvals of the advisory and sub-advisory contracts for the Portfolios will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio
Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific

                                       9

securities for each Portfolio. The biographical information for the Portfolio
Manager of the Limited Duration Portfolio is set forth below.

ADDITIONAL INFORMATION ABOUT EACH PORTFOLIO MANAGER, INCLUDING HOW EACH IS
COMPENSATED, OTHER ACCOUNTS EACH MANAGES AND EACH PORTFOLIO MANAGER'S OWNERSHIP
OF SECURITIES IS LOCATED IN THE SAI.

KENNETH O'DONNELL, CFA, Portfolio Manager. Mr. O'Donnell has primary responsibility for management of the Limited Duration Portfolio. Mr. O'Donnell joined FFTW in 2002. Currently, he manages asset-backed, agency and U.S.
Government Securities and is also responsible for the management of money market, short and short-intermediate portfolios. Prior to joining FFTW, Mr.
O'Donnell worked as an asset-backed security specialist in the structured products group of Standish Mellon Asset Management from 1997-2002. His primary responsibilities included analyzing and trading the asset-backed securities portfolio. Mr. O'Donnell holds a B.S. in Mechanical Engineering from Syracuse
University and a M.S. in Finance from Boston College. He holds the designation of Chartered Financial Analyst and is a member of the New York Society of
Security Analysts.

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Advisor Class shares of a Portfolio may be purchased directly from the
Portfolio, or obtained by employing the services of an outside broker or agent.
Such broker or agent may charge a fee for its services. Investor Class shares of a Portfolio may be purchased only through financial intermediaries, such as broker-dealer firms, that enter into selling agreements with the Fund (or with the Fund's distributor, at management's discretion). The minimum initial investment for Advisor Class shares of a Portfolio is $100,000. The minimum initial investment for Investor Class shares of a Portfolio is [$ ]. Such minimums may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on
Advisor Class shares of the Portfolios. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning, any Monday through Friday that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on: New Year's Day, Dr. Martin Luther
King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas.

Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. The Board of
Directors of the Fund have adopted policies and procedures with respect to frequent trading in Portfolio shares. In order to ensure compliance with the
Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The
Fund works with intermediaries that sell or facilitate

                                       10

distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:                            Investors Bank & Trust Company
                               200 Clarendon Street
                               Boston, Massachusetts 02117

ABA Number:                    011001438
Account Name:                  Quasar Distributors, LLC - Fund Purchase Account
Account Number:                933333333
Reference:                     Limited Duration Portfolio

                                       11

                               TO PURCHASE SHARES

----------------------------- --------------------------- ------------------------------- --------------------------------
WHEN NET ASSET VALUE (NAV)    WHEN & HOW SHARES MAY BE    PROCEDURE FOR SAME DAY          Result of late notification or
IS DETERMINED                 PURCHASED                   PURCHASES                       delay in receipt of funds
----------------------------- --------------------------- ------------------------------- --------------------------------

o    All Business Days        o    Any Business Day       o    Purchasers must call       o    The Portfolio must
                                                               Investors Bank at (800)         receive notice before
                              o    Submitted orders            247-0473 prior to 4:00          4:00 p.m. (wire may be
                                   must include a              p.m. ET to inform the           received after 4:00 p.m.
                                   completed account           Portfolio of the                ET) for shares to be
                                   application.                incoming wire transfer.         bought at that day's
                                                                                               price.
                              o    Federal funds          o    Purchasers must
                                   must be wired to            indicate which Portfolio   o    Shares will be bought
                                   Quasar's  "Fund             is to be purchased.             at the next Business
                                   Purchase Account" at                                        Day's price if wire is
                                   Investors Bank &       o    If Federal funds are            received after 4:00 p.m.
                                   Trust Company               received by the                 ET and no notice is given.
                                   ("Investors Bank" or        Portfolio that day, the
                                   the "Transfer               order will be effective
                                   Agent").                    that day.  Price of
                                                               shares is based on the
                                                               next calculation of NAV
                                                               after the order is
                                                               placed.
----------------------------- --------------------------- ------------------------------- --------------------------------

                                   REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price for each class will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption (see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Fund may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions. The
Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank

                                       12

instruction changes will be accepted via telephone.

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder Advisor Class shares whose Portfolio account has a net asset value lower than $100,000. In addition, a shareholder's account may be involuntarily redeemed should its account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption.
The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

-------------------------------------------------------------------------------------------------------------------------------
1.       SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
         a.     The dollar or share amount to be redeemed;

         b.     The account to which the redemption proceeds should be wired
                (this account will have been previously designated by the
                shareholder on the Account Application Form);

         c.     The name of the shareholder; and

         d.     The shareholder's account number.

2.       SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A
         REDEMPTION.
----------------------------------------------------------------- --------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE                                         RESULT OF LATE NOTIFICATION OF REDEMPTION
----------------------------------------------------------------- --------------------------------------------------------------
If notice is received by the Transfer Agent by 4:00 p.m. ET on    If notice is received by the Transfer Agent on a non-business
any Business Day, the redemption will be effective and payment    day or after 4:00 p.m. ET on a Business Day, the redemption
will be made within seven calendar days, but generally the next   notice will be deemed received as of the next Business Day.
business day following receipt of such notice. Price of shares is based on the next calculation of the NAV after the order is placed.
-------------------------------------------------------------------------------------------------------------------------------

                           PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after your purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value is calculated by the
Portfolio's Accounting Agent as of 4:00 p.m. ET on each Business Day.

                                       13

All Portfolio investments are valued daily at their market price, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables are valued daily at the mean foreign exchange rate.
Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the
Portfolio may change at a time when shareholders are not able to purchase or redeem their shares. Similarly, the Portfolio may hold securities traded on U.S.
markets where the market may close early on a given day or may regularly close prior to calculation of the Portfolio's net asset value.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Board of Directors. The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by the Portfolio that occur between the close of trading in the security and the time at which the Portfolio prices its portfolio securities will not generally be reflected in the
Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service.
Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a portfolio security's value because significant intervening events have caused the Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security
"fair valued" in accordance with the Fund's fair value procedures and subject to

                                       14

the ratification/approval of the board of directors.

                                    DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of the
Portfolio will be declared as dividends payable to the respective shareholders of record as of the second to last Business Day of each month. Additionally, the
Portfolio, at its discretion, may declare special dividends or distributions to comply with all federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on the first Business Day of the following month) on the Account Application Form.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If the Portfolio realizes net short- or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting them in additional Portfolio shares (unless a shareholder has elected to receive cash).

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the
Portfolio (such as approval of the investment advisory agreement with the
Investment Adviser or the submission of changes to a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders.
The election of the Fund's Board of Directors is voted upon by shareholders on a
Fund-wide basis. The Fund is not required to hold annual shareholder meetings.
Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting.
The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the
Portfolio. For additional information regarding tax issues pertaining to the
Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional
Information.

FEDERAL INCOME TAXES
--------------------
The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at

                                       15

any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends the Portfolio pays from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional
Portfolio shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares. A distribution will be treated as paid on December 31 of the current calendar year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1. fail to provide the Portfolio with a correct taxpayer identification number,
   or
2. fail to make required certifications, or
3. have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted
above, tax-deferred plans receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
---------------------
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.

                                       16

Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

Advisor Class and Investor Class shares of the Fund are distributed by Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution of Advisor
Class shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities. Investor Class shares are also distributed by other broker-dealers who have entered into an Authorized Dealer
Agreement with Quasar.

Investor Class of each Portfolio has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Under the Plan, Advisor Class of each Portfolio is authorized to pay Quasar a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Advisor Class shares.
Advisor Class of each Portfolio may pay this 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the
Directors may determine from time to time. Quasar may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as broker-dealers), for providing distribution related services.

In addition, pursuant to a Shareholder Services Plan, Advisor Class and Investor
Class shares of each Portfolio may pay a monthly 12b-1 (service) fee at an annual rate of 0.25% of Advisor Class and Investor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             INVESTMENT INFORMATION

                                       17

                  PERMITTED INVESTMENT STRATEGIES, INVESTMENTS
                              AND ASSOCIATED RISKS

Principal Investment Strategies
o        Asset-Backed Securities
o        Bank Obligations
o        Corporate Debt Instruments
o        Derivative Securities
o        Duration Management
o        Investment Companies
o        Mortgage-Backed Securities
o        U.S. Government and Agency Securities

Other Investments
o        Dollar Roll Transactions
o        Foreign Instruments
o        Illiquid Securities
o        Inflation-Indexed Securities
o        Loan Participations and Assignments
o        Repurchase and Reverse Repurchase Agreements
o        Short Sales Transactions
o        Stripped Instruments
o        TBA Transactions
o        Total Return Swaps
o        When Issued and Forward Commitment Securities
o        Zero Coupon Securities

ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are secured by or backed by a pool of financial assets.
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities, and include assets such as:

a. motor vehicle installment sale contracts,
b. other installment sale contracts,
c. home equity loans,
d. leases of various types of real and personal property, and
e. receivables from revolving credit (credit card) agreements.

                  RISKS: The principal amount of asset-backed securities is
                  generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount)
                  to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite
                  effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be
                  available to support payments on these securities.

BANK OBLIGATIONS
----------------
Bank obligations are bank issued securities. These instruments include, but are not limited to:

                                       18

a.   Time Deposits,                        e. Deposit Notes,                       h. Variable Rate Notes,
b.   Certificates of Deposit,              f. Eurodollar Time deposits,            i. Loan Participations,
c.   Bankers' Acceptances,                 g. Eurodollar Certificates of deposit,  j. Variable Amount Master Demand Notes,
d.   Bank Notes,                                                                   k. Yankee CDs, and
                                                                                   l. Custodial Receipts

                  RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

CORPORATE DEBT INSTRUMENTS
--------------------------
Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the
Portfolio's credit quality standards. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

                  RISKS: Investing in corporate debt securities subjects the
                  Portfolio to interest rate risk and credit risk.

DERIVATIVE SECURITIES
---------------------
Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

a.   swaps;
b.   caps, floors and collars;
c.   forward foreign currency contracts;
d.   futures contracts; and
e.   options.

a. SWAPS

Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS
An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest

                                       19

rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio.
It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a
Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the
Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the

                                       20

amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

         HEDGING
         -------
         Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

                 RISKS: Derivatives are subject to the risk of changes in
                 security prices, and credit risk with respect to the
                 counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the
                 Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

                 Hedging involves risks of imperfect correlation in price
                 movements of the hedge and the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed, and will lose all or part of the benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Futures and options transactions entail the particular risk that the imperfect correlation between price movements of futures contracts and price movements in the related Portfolio position create the possibility that losses will be greater than gains in the value of the Portfolio's position.

DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
Government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

                  RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become
                  insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------
Duration measures a bond's price volatility, incorporating the following factors:

a. the bond's yield,
b. coupon interest payments,

                                       21

c. final maturity,
d. call features, and
d. prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. It is the primary measurement of risk, since these securities are subjected to real rate changes but are protected against fluctuations in inflation expectations.

                  RISKS: There is no assurance that deliberate changes in the
                  Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in fact detract from its relative return.

FOREIGN INSTRUMENTS
-------------------
A.       FOREIGN SECURITIES
Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser will adjust exposure of the Portfolio to different currencies based on its perception of the most favorable markets and issuers. In allocating assets among multiple markets for the Portfolio, the Investment
Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. It is further anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The
Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political, and economic factors.

B.       FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES

                                       22

These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                  RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid and their prices more volatile than securities of comparable domestic companies. The Portfolio may invest portions of its assets in securities denominated in foreign currencies. These investments carry risks of
                  fluctuations of exchange rates relative to the U.S. dollar.
                  Securities issued by foreign entities (governments,
                  corporations, etc.) may involve risks not associated with U.S.
                  investments, including expropriation of assets, taxation,
                  political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

ILLIQUID SECURITIES
-------------------
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1. securities with legal or contractual restrictions on resale,

2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and

3. securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of the value of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and 144A
Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity.
These securities may be determined to be illiquid securities, although the
Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule 144A Securities,
Section 4(2) Paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

                  RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when
                  liquidating assets may be necessary to meet redemptions and expenses.

                                       23

INFLATION-INDEXED SECURITIES
----------------------------

Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

                 RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller
                 principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed
                 bonds, even during a period of deflation. The Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In addition, adjustments to principal will generally result in taxable
                 income to a Portfolio at the time of such adjustment (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

                 The U.S. Treasury began issuing inflation-indexed bonds only in
                 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S.
                 Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs

                                       24

                 and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for
                 Urban Consumers will accurately measure the real rate of
                 inflation in the price of goods and services.

INVESTMENT COMPANIES
--------------------
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1.       Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2.       Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

                  RISKS: As a shareholder in a registered investment company, a
                  Portfolio will bear its ratable share of that investment
                  company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits the
Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family.
This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors will not be double-charged advisory fees. Investors pay advisory fees only on the Portfolio in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------
Fixed and floating rate loans ("Loans")are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly
(a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in Loans in the form of assignments ("Assignments") of all or a portion of Loans from third parties or in the form of Participations
("Participations"). When a Portfolio purchases an Assignment from a Lender, the
Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a Participation, the
Portfolio will have a contractual relationship only with the Lender, and not the
Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the
Participation and only upon receipt by the Lender of the payments from the
Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the Borrower is determined by the Investment Adviser to be creditworthy.

                  RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan
                  agreement relating to the Loan, nor any rights or set-off
                  against the Borrower, and the Portfolio may not benefit

                                 25

                  directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

      1. Mortgage-pass-through securities issued by
         a. the Government National Mortgage Association (Ginnie Mae),
         b. the Federal National Mortgage Association (Fannie Mae),
         c. the Federal Home Loan Mortgage Corporation (Freddie Mac),
         d. commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such
            entities,

      2. Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and
      3. Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
(the latest date by which the tranche can be completely repaid, assuming no prepayments) and has an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

                  RISKS: Mortgage-backed and other asset-backed securities
                  carrying the risk of a faster or slower than expected
                  prepayment of principal which may affect the duration and
                  return of the security. Changes in interest rates affect the
                  Portfolio's asset value since holdings will generally increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed Securities are less likely to increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of decline in value during periods of rising interest rates.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement

                                       26

that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

The Portfolio will maintain a segregated custodial account for the Portfolio's reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

                  RISKS: If the other party to a repurchase and/or reverse
                  repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the
                  securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
-----------

Short sales are transactions in which a Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an offsetting long position.

                         RISKS: A short sale is generally used to take advantage
                         of an anticipated decline in price or to protect a
                         profit. A Portfolio will incur loss as a result of a
                         short sale if the price of the security increases
                         between the date of the short sale and the date on
                         which the Portfolio replaces the borrowed money. The
                         amount of any loss will be increased by the amount of
                         any premium or amounts in lieu of interest the
                         Portfolio may

                                       27

                         be required to pay in connection with a short sale. The
                         potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
--------------------
Stripped instruments are bonds, reduced to its two components: the right to receive periodic interest payments (IOs) and the right to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a.     Municipal Bond Strips
b.     Treasury Strips
c.     Stripped Mortgage-Backed Securities

                  RISKS: POs do not pay interest; return is solely based on
                  payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in
                  response to changes in interest rates. Stripped
                  Mortgage-Backed Securities IOs run the risk of unanticipated prepayment which will decrease the instrument's overall
                  return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS
------------------
A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

                  RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a
                  total return swap's market value will vary with changes in that reference asset. In addition, a portfolio

                                       28

                   may experience delays in payment or loss of income if
                   the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/
---------------------------------------------------------------------------
FEDERAL AGENCIES
----------------
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S.
Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

         a. U.S. Treasury Department;
         b. Federal Housing Administration;
         c. Federal Home Loan Mortgage Corporation;
         d. Federal National Mortgage Association;

         e. Federal Home Loan Bank;
         f. Government National Mortgage Association; and
         g. U.S. Department of Veterans' Affairs.

                  RISKS: Although U.S. government securities are generally
                  considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price
                  movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and
                  instrumentalities or sponsored enterprises, such as the
                  Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while
                  others, such as Federal National Mortgage Association
                  ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie
                  Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to
                  U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

WHEN ISSUED AND FORWARD COMMITMENTS
-----------------------------------
The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitment transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price.

                                       29

ZERO COUPON SECURITIES
----------------------
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments, however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

                  RISKS: Zero coupon securities do not pay interest until
                  maturity and tend to be subject to greater interim market
                  value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                                       30

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High Portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Tables are intended to help you understand each class's financial performance for the past five years, or, if shorter, the period of the class's operations. Certain information reflects financial results for a single
Portfolio share. "Total Return" indicates how much an investment in each respective class would have earned or lost, assuming all dividends and distributions had been reinvested. This information has been audited by [ ]. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS]

                                       31

                                       32

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2005 (as amended from time to time). The SAI provides more detailed information about the
Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting (800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       33

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------

                                   PROSPECTUS
                            WORLDWIDE CORE PORTFOLIO

--------------------------------------------------------------------------------

                                   MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

                                  CONTENTS

Risk/Return Summary.........................................................
Investment Objectives, Principal Investment Strategies
   and Investments..........................................................
Principal Investment Risks..................................................
Risk Return Bar Chart and Table.............................................
Fee Table...................................................................
Expense Table Example.......................................................
Fund Management.............................................................
Shareholder Information.....................................................
Investment Information......................................................
Portfolio Turnover..........................................................
Supplemental Investment Policies............................................
Financial Highlights Table..................................................
Shareholder Inquiries.......................................................

                                       2

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Worldwide Core
Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows.

---------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:         To attain a high level of total return as may be consistent with the preservation of capital.
---------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENT          The Portfolio invests in investment grade (minimum rating of BBB by S&P, Baa by Moody's or a
STRATEGIES:                   comparable rating, or higher from a nationally recognized statistical rating organization or if the security is unrated, of comparable credit quality in the judgment of the Investment
                              Adviser/Sub-Adviser) debt securities from worldwide bond markets, denominated in both U.S.
                              dollars and foreign currencies and actively utilizes currency hedging techniques. The performance objective of the Portfolio is to outperform an index which the Portfolio Manager believes is an appropriate benchmark for the Portfolio. The current index used by the
                              Portfolio Manager for the Portfolio is the Lehman Brothers Global Aggregate Index (Hedged).
                              (The Lehman Brothers Global Aggregate Index (Hedged) provides a broad-based measure of the international investment-grade bond market, combining the U.S. Aggregate Index with the
                              Pan-European Index and the Japanese, Canadian, Australian and New Zealand components of the
                              Global Treasury Index, with returns expressed in U.S. dollar hedged terms. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
---------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                          Fitch IBCA      AVERAGE
                                                                 S&P            Moody's           Duff &        PORTFOLIO
                                  S&P:        Moody's:     ((Short Term):     (Short Term):       Phelps:        QUALITY:
                                  ----        --------     --------------     -------------       -------        --------
                                  BBB-          Baa3             A-2              P-2               BBB-             A
---------------------------------------------------------------------------------------------------------------------------
DURATION:                     The Portfolio's U.S. dollar-weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index (Hedged) by more than two years. As of December 31, 2004, the duration of the Lehman Brothers Global Aggregate Index
                              (Hedged) was [5.08] years. As of December 31, 2004, the duration of the Worldwide Core
                              Portfolio was [5.79] years.
---------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:          The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities and their related instruments, from jurisdictions outside the U.S. As a fundamental policy, to the extent feasible, the Portfolio will actively utilize currency hedging techniques to hedge at least 65% of its total assets. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, 100% of the Portfolio's total assets may be invested in U.S. Government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its
---------------------------------------------------------------------------------------------------------------------------

                                        3

----------------------------------------------------------------------------------------------------------------------------
                              total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset-backed securities and mortgage-backed securities.
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:        o  Asset-Backed Securities
                              o  Bank Obligations
                              o  Corporate Debt Instruments
                              o  Derivative Instruments
                              o  Dollar Roll Transactions
                              o  Foreign Debt Instruments
                              o  Mortgage-Backed Securities
                              o  Other Investment Companies
                              o  TBA Transactions
                              o  U.S. Government and Agency Securities
----------------------------------------------------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Adviser may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored entities. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home
Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S.
Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law. The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolio are subject to certain of the following principal risks:

BANKING                 Investing in bank obligations will expose the Portfolio
INDUSTRY                to risks associated with the banking industry such as
RISK:                   interest rate and credit risks.

                                       4

CONCENTRATION           A Portfolio that invests more than 25% of its
RISK:                   total assets in the securities of issuers in any one
                        industry is exposed to the risk that factors affecting
                        that industry will have a greater effect on the
                        Portfolio than they would if the Portfolio invested in a
                        diversified number of unrelated industries.

CREDIT RISK:            Debt securities are subject to credit risk. Credit risk
                        is the possibility that an issuer will fail to make
                        timely payments of interest or principal, or go
                        bankrupt. In addition, lower rated securities have
                        higher risk characteristics and changes in economic
                        conditions are more likely to cause issuers of these
                        securities to be unable to make payments and thus
                        default. The lower the ratings of such debt securities,
                        the greater their risks.

CURRENCY RISK:          Fluctuations in exchange rates between the U.S. dollar
                        and foreign currencies may negatively affect an
                        investment. When synthetic and cross-hedges are used,
                        the net exposure of the Portfolio to any one currency
                        may be different from that of its total assets
                        denominated in such currency.

DERIVATIVES RISK:       Derivatives are subject to the risk of changes in the
                        market price of the security, credit risk with respect
                        to the counterparty to the derivative instrument, and
                        the risk of loss due to changes in interest rates. The
                        use of certain derivatives, including futures contracts,
                        may also have a leveraging effect, which may increase
                        the volatility of the Portfolio. The use of derivatives
                        may reduce returns for the Portfolio.

FOREIGN RISK:           Investing in foreign securities exposes the Portfolio to
                        risks such as political and economic instability,
                        currency devaluation and high inflation rates, which may
                        result in Portfolio losses and higher volatility.

INTEREST RATE RISK:     Debt securities are subject to the risk that the market
                        value will decline because of rising interest rates. A
                        rise in interest rates generally means a fall in bond
                        prices and, in turn, a fall in the value of your
                        investment. Debt securities with longer durations tend
                        to be more sensitive to changes in interest rates,
                        usually making them more volatile then debt securities
                        with shorter durations.

LIQUIDITY RISK:         Certain securities may be difficult or impossible to
                        sell at favorable prices within the desired time frame.

NON-DIVERSIFICATION     A non-diversified Portfolio may invest a large
RISK:                   percentage of its assets in the securities of a small
                        number of issuers or industries than a diversified
                        Portfolio. This vulnerability

                                       5

                        to factors affecting a single investment can result in
                        greater Portfolio losses and volatility.

PREPAYMENT RISK:        A portfolio that invests in mortgage-backed and other
                        asset backed securities is exposed to the risk that such
                        securities may repay the principal either faster or
                        slower than expected.

A description of the Fund's policies and procedures regarding the disclosure of the Fund's portfolio securities is available in the Fund's SAI [and on the
Fund's web site].

                                       6

                         RISK/RETURN BAR CHART AND TABLE

The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance, as represented by the performance of Advisor Class, and show how the Portfolio's average annual total returns for 1 year, 5 years, 10 years and since inception compared with a benchmark index. Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                            WORLDWIDE CORE PORTFOLIO
                               ANNUAL TOTAL RETURN

                                 [GRAPH OMITTED]

                               1995    -    11.00%
                               1996    -    10.03%
                               1997    -    12.60%
                               1998    -    11.53%
                               1999    -    -0.19%
                               2000    -    10.79%
                               2001    -     6.94%
                               2002    -     7.36%
                               2003    -     3.71%
                               2004    -

During the ten-year period shown in the Worldwide Core Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

PAST PERFORMANCE, BEFORE AND AFTER TAXES, IS NOT INDICATIVE OF FUTURE
PERFORMANCE.

------------------------------------------------------------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS                                               PAST 1      PAST 5      PAST 10         SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2003)*                                YEAR        YEARS       YEARS         INCEPTION
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Worldwide Core Portfolio
------------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes
------------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions
------------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index (Hedged)**
------------------------------------------------------------------------------------------------------------------------------------

* After-tax returns for Advisor Class are shown in the table below after-tax returns for Investors Class will vary. After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown.
The after tax returns shown are not relevant to investors who hold their
Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed. **This index does not reflect deductions for fees, expenses or taxes.

                                       7

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold, or sell Advisor Class or Investor Class shares of the Portfolio.

-------------------------------------------------------------------------------------------------------
Worldwide Core                                        Investor Class Shares    Advisor Class Shares
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                           Management Fees            0.30%                    0.30%
-------------------------------------------------------------------------------------------------------
                           Distribution and/or        0.50%                    None
                            Service (12b-1) Fees
-------------------------------------------------------------------------------------------------------
                           Other Expenses(1)          [  ]                     [  ]
-------------------------------------------------------------------------------------------------------
                           Total Annual Fund          [  ] (5)                 [  ] (5)
                           Operating Expenses
-------------------------------------------------------------------------------------------------------
                           Contractually Waived Fees  [  ]                     [  ]
-------------------------------------------------------------------------------------------------------
                           Net Annual Fund            [  ]                     [  ]
                           Operating Expenses
-------------------------------------------------------------------------------------------------------

* Under an Administration Agreement dated August 15, 2003, As Amended, between the Portfolio and Investors Bank & Trust Company ("the Administrator"), the
Administrator provides administrative services to each Portfolio for an administrative fee. Under an Operations Monitoring Agreement effective August
15, 2003, EOS Fund Services LLC earns a fee for providing operations monitoring services to the Fund.

** Fischer Francis Trees & Watts, Inc. has voluntarily agreed to waive 0.15% of its management fees for the Worldwide Core Portfolio. After such voluntary fee waiver, the Net Annual Fund Operating Expenses of the Worldwide Core Portfolio
is 0.56%. Such voluntary fee waiver can be terminated at any time.

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment in each class has a 5%
return each year and that the Portfolio's operating expenses remain the same.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                       8

----------------------------------------------------------------------------------------------------------------------------
Portfolio Name              1 Year                    3 Years                   5 Years                   10 Years
----------------------------------------------------------------------------------------------------------------------------

Worldwide Core              [  ]                      [  ]                      [  ]                      [  ]
----------------------------------------------------------------------------------------------------------------------------

                                       9

                                 FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio which is a series of the
Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B.
Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional
information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the
Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $[ ] billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately [ ] major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the
Investment Adviser is in excess of $[ ] million. The Investment Adviser also serves as the sub-adviser to [ ] portfolios of [ ] other open-end management investment companies. The Investment Adviser's offices are located at 200 Park
Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The
Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2004, at a rate of 0.25% of the Portfolio's average daily net assets after the voluntary waiver of Management Fees.

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign
Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a
U.S.-registered investment adviser and manages approximately $[ ] billion in multi-currency fixed-income portfolios for institutional clients as of December
31, 2004. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio after any waivers. The Sub-Adviser's offices are located at 2
Royal Exchange, London, EC3V 3RA. The Investment Sub-Adviser is directly or indirectly wholly owned by Charter Atlantic Corporation, a New York corporation.

                  ADVISORY AND SUB-ADVISORY CONTRACT APPROVALS

A discussion of the basis for the Board of Directors' approvals of the advisory and sub-advisory contracts for the Portfolios will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                                       10

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio
Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific securities for each
Portfolio. The biographical information for the Portfolio Manager of Worldwide
Core Portfolio is set forth below.

Additional Information about each Portfolio Manager, including how each is compensated, other accounts each manages and each Portfolio Manager's ownership of securities is located in the SAI.

DAVID J. MARMON, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Marmon has primary responsibility for management of the Worldwide Core Portfolio. Mr. Marmon joined
FFTW in 1990. He is one of seven senior portfolio managers in the Investment
Strategy Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the Corporate Credit
Team, which determines the security selection of corporate and high yield bonds.
Mr. Marmon has a B.A. in economics from Alma College (1980) and a M.A. in economics from Duke University (1982).

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Advisor Class shares of a Portfolio may be purchased directly from the
Portfolio, or obtained by employing the services of an outside broker or agent.
Such broker or agent may charge a fee for its services. Investor Class shares of a Portfolio may be purchased only through financial intermediaries, such as broker-dealer firms, that enter into selling agreements with the Fund (or with the Fund's distributor, at management's discretion). The minimum initial investment for Advisor Class shares of a Portfolio is $100,000. The minimum intial investment for Investor Class shares of a Portfolio is [$ }. Such minimum may be waived at the discretion of the Fund. Subsequent investments or redemptions may be of any amount. There are no loads or 12b-1 distribution fees imposed on the Advisor shares of the Portfolio. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning any Monday through Friday, that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on New Year's Day, Dr. Martin Luther
King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas.

                                       11

Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. The Board of
Directors of the Fund has adopted policies and procedures with respect to frequent trading in portfolio shares. In order to ensure compliance with the
Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The
Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

WIRING INSTRUCTIONS
To:                            Investors Bank & Trust Company
                               200 Clarendon Street
                               Boston, Massachusetts 02117
ABA Number:                    011001438
Account Name:                  Quasar Distributors, LLC - Fund Purchase Account
Account Number:                933333333
Reference:                     Worldwide Core Portfolio

                                       12

                                FFTW FUNDS, INC.

--------------------------------------------------------------------------------

                                   PROSPECTUS
                               WORLDWIDE PORTFOLIO

--------------------------------------------------------------------------------

                                   MAY 1, 2005

THE SECURITIES AND EXCHANGE COMMISSION (THE "COMMISSION") HAS NOT APPROVED OR
DISAPPROVED THE PORTFOLIO'S SHARES AS AN INVESTMENT OR DETERMINED WHETHER THIS
PROSPECTUS IS ACCURATE OR COMPLETE. ANYONE WHO TELLS YOU OTHERWISE IS COMMITTING
A CRIME.

                                    CONTENTS

Risk/Return Summary..........................................................
Investment Objectives, Principal Investment Strategies
   and Investments...........................................................
Principal Investment Risks...................................................
Risk Return Bar Chart and Table..............................................
Fee Table....................................................................
Expense Table Example........................................................
Fund Management..............................................................
Shareholder Information......................................................
Investment Information.......................................................
Portfolio Turnover...........................................................
Supplemental Investment Policies.............................................
Financial Highlights Table...................................................
Shareholder Inquiries

                                       2

RISK/RETURN SUMMARY

The following is a summary of certain key information about the Worldwide
Portfolio (the "Portfolio"), including its investment objective, principal investment strategies and principal investment risks. A more detailed description of the Portfolio's investment strategies, investments and their associated risks follows.

----------------------------------------------------------------------------------------------------------------------------
INVESTMENT OBJECTIVE:         To attain a high level of total return as may be consistent with the preservation of capital.
----------------------------------------------------------------------------------------------------------------------------

PRINCIPAL INVESTMENT          The Portfolio invests primarily in investment grade (minimum rating of BBB by S&P, Baa by
STRATEGIES:                   Moody's, or a comparable rating or higher from a nationally recognized statistical rating organization, or if the security is unrated, of comparable credit quality in the judgment of the Investment Adviser/Sub-Adviser) debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The performance objective of the Portfolio is to outperform an index that the Portfolio Manager believes is an appropriate benchmark for the
                              Portfolio. The current index used by the Portfolio Manager for the Portfolio is the Lehman
                              Brothers Global Aggregate Index (Unhedged). (The Lehman Brothers Global Aggregate Index
                              (Unhedged) provides a broad-based measure of the international investment grade bond market, combining the U.S. Aggregate Index with the dollar denominated versions of the Pan-European
                              Index and the Japanese, Canadian, Australian and New Zealand components of the Global Treasury
                              Index, with returns expressed in U.S. dollars. The index is not available for investment and, unlike the Portfolio, does not incur expenses.)
----------------------------------------------------------------------------------------------------------------------------
MINIMUM QUALITY RATING:                                                                          Fitch IBCA      AVERAGE
                                                                 S&P             Moody's           Duff &       PORTFOLIO
                                  S&P:        Moody's:     ((Short Term):     (Short Term):        Phelps:       QUALITY:
                                  BBB-          Baa3             A-2              P-2               BBB-            A
----------------------------------------------------------------------------------------------------------------------------
DURATION:                     The Portfolio's U.S. dollar-weighted average duration generally will not differ from the weighted average duration of the Lehman Brothers Global Aggregate Index (Unhedged) by more than two years. As of December 31, 2004, the duration of the Lehman Brothers Global Aggregate
                              Index (Unhedged) was [5.08] years. As of December 31, 2004, the duration of the Worldwide
                              Portfolio was [5.28] years.
----------------------------------------------------------------------------------------------------------------------------
INVESTMENT POLICIES:          The Portfolio invests primarily in investment grade debt securities from worldwide bond markets, denominated in both U.S. dollars and foreign currencies. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35% of the Portfolio's total assets will be invested in debt securities and their related instruments from jurisdictions outside the U.S. The Portfolio will invest in derivatives for hedging and non-hedging purposes, such as to manage the effective duration of the Portfolio or as a substitute for direct investment. For temporary defensive purposes, 100%
                              of the Portfolio's total assets may be invested in U.S. government securities, cash or cash equivalent securities. These defensive strategies may prevent the Portfolio from achieving its investment objective. The Portfolio is "non-diversified" under the 1940 Act, meaning that it may invest in a limited number of issuers. Under normal circumstances, the Portfolio will invest more than 25% of its total assets in the Banking and Finance industry. For purposes of this limitation, the Banking and
----------------------------------------------------------------------------------------------------------------------------

                                       3

----------------------------------------------------------------------------------------------------------------------------
                              Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset-backed securities and mortgage-backed securities.
----------------------------------------------------------------------------------------------------------------------------
PRINCIPAL INVESTMENTS:        o  Asset-Backed Securities
                              o  Bank Obligations
                              o  Corporate Debt Instruments
                              o  Derivative Instruments
                              o  Dollar Roll Transactions
                              o  Foreign Debt Instruments
                              o  Mortgage-Backed Securities
                              o  Other Investment Companies
                              o  TBA Transactions
                              o  U.S. Government and Agency Securities
----------------------------------------------------------------------------------------------------------------------------

                           PRINCIPAL INVESTMENT RISKS

"Risk" is the chance that you may lose money on an investment or that you will not earn as much as you expect. The greater the risk, the greater the possibility of losing money.

The Portfolio is affected by changes in the U.S. or foreign economies, or in individual securities.

The possibility also exists that investment decisions of portfolio managers will not accomplish what they are designed to achieve. No assurance can be given that the Portfolio's investment objective will be achieved.

The Adviser may change the index against which the Portfolio's performance is measured at any time, subject to review by the Fund's Board of Directors.

The Portfolio may invest in securities issued by the U.S. Government, its agencies or sponsored entities. Although U.S. Government securities are generally considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price movements due to changing interest rates. Obligations issued by some U.S. Government agencies, authorities and instrumentalities or sponsored enterprises, such as the Government National
Mortgage Association ("GNMA"), are backed by the full faith and credit of the
U.S. Treasury, while others, such as Federal National Mortgage Association
("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie Mac")and Federal Home
Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. Government would provide financial support to U.S.
Government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

The high portfolio turnover of the Portfolio may result in greater brokerage commissions and transaction costs, and may increase the amount of taxes payable by a shareholder.

Investments in the Portfolio are subject to certain of the following principal risks:

BANKING                 Investing in bank obligations will expose the Portfolio
INDUSTRY                to risks associated with the banking industry such as
RISK:                   interest rate and credit risks.

                                       4

CONCENTRATION RISK:     A Portfolio that invests more than 25% of its total
                        assets in the securities of issuers in any one industry
                        is exposed to the risk that factors affecting that
                        industry will have a greater effect on the Portfolio
                        than they would if the Portfolio invested in a
                        diversified number of unrelated industries.

CREDIT RISK:            Debt securities are subject to credit risk. Credit risk
                        is the possibility that an issuer will fail to make
                        timely payments of interest or principal, or go
                        bankrupt. In addition, lower rated securities have
                        higher risk characteristics and changes in economic
                        conditions are more likely to cause issuers of these
                        securities to be unable to make payments and thus
                        default. The lower the ratings of such debt securities,
                        the greater their risks.

CURRENCY RISK:          Fluctuations in exchange rates between the U.S. dollar
                        and foreign currencies may negatively affect an
                        investment. When synthetic and cross-hedges are used,
                        the net exposure of the Portfolio to any one currency
                        may be different from that of its total assets
                        denominated in such currency.

DERIVATIVES RISK:       Derivatives are subject to the risk of changes in the
                        market price of the security, credit risk with respect
                        to the counterparty to the derivative instrument, and
                        the risk of loss due to changes in interest rates. The
                        use of certain derivatives, including futures contracts,
                        may also have a leveraging effect, which may increase
                        the volatility of the Portfolio. The use of derivatives
                        may reduce returns for the Portfolio.

FOREIGN RISK:           Investing in foreign securities exposes the Portfolio to
                        risks such as political and economic instability,
                        currency devaluation and high inflation rates, which may
                        result in Portfolio losses and higher volatility.

INTEREST RATE RISK:     Debt securities are subject to the risk that the market
                        value will decline because of rising interest rates. A
                        rise in interest rates generally means a fall in bond
                        prices and, in turn, a fall in the value of your
                        investment. Debt securities with longer durations tend
                        to be more sensitive to changes in interest rates,
                        usually making them more volatile then debt securities
                        with shorter durations.

LIQUIDITY RISK:         Certain securities may be difficult or impossible to
                        sell at favorable prices within the desired time frame.

NON-DIVERSIFICATION     A non-diversified Portfolio may invest a large
RISK:                   percentage of its assets in the securities of a small
                        number of issuers or industries than a diversified
                        Portfolio. This vulnerability

                                       5

                        to factors affecting a single investment can result in
                        greater Portfolio losses and volatility.

PREPAYMENT RISK:        A portfolio that invests in mortgage-backed and other
                        asset backed securities is exposed to the risk that such
                        securities may repay the principal either faster or
                        slower than expected.

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES REGARDING THE DISCLOSURE OF
THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE IN THE FUND'S SAI [AND ON THE
FUND'S WEB SITE].

                         RISK/RETURN BAR CHART AND TABLE

The following chart and table give some indication of the risks of investing in the Portfolio. The chart and table illustrate the changes in the Portfolio's yearly performance, as represented by the performance of Advisor Class, and show how the Portfolio's average annual total returns for 1 year, 5 years, 10 years and since inception compared with a benchmark index. Past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future.

FOR THE CALENDAR YEARS ENDED DECEMBER 31

                               WORLDWIDE PORTFOLIO
                               ANNUAL TOTAL RETURN

                                 [GRAPH OMITTED]

                             1994     -     -2.25%
                             1996     -      5.77%
                             1997     -      2.93%
                             1998     -     15.58%
                             1999     -     -5.38%
                             2000     -      3.26%
                             2001     -      1.40%
                             2002     -     14.97%
                             2003     -     12.68%
                             2004     -

During the ten-year period shown in the Worldwide Portfolio's bar chart, the highest quarterly return was [ ]% (quarter ending [ ]) and the lowest quarterly return was [ ]% (quarter ending [ ]).

Past performance, before and after taxes, is not indicative of future performance.

PAST PERFORMANCE, BEFORE AND AFTER TAXES, IS NOT INDICATIVE OF FUTURE
PERFORMANCE.

------------------------------------------------------------------------------------------------------------------------------------

AVERAGE ANNUAL TOTAL RETURNS                                               PAST 1         PAST 5        PAST 10         SINCE
(FOR THE PERIODS ENDING DECEMBER 31, 2003)*                                YEAR           YEARS         YEARS         INCEPTION
------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Worldwide Portfolio
------------------------------------------------------------------------------------------------------------------------------------
    Return Before Taxes
------------------------------------------------------------------------------------------------------------------------------------

                                        6

------------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions
------------------------------------------------------------------------------------------------------------------------------------
    Return After Taxes on Distributions and Sale of Fund Shares
------------------------------------------------------------------------------------------------------------------------------------
    Lehman Brothers Global Aggregate Index    (Unhedged)**
------------------------------------------------------------------------------------------------------------------------------------

* After-tax returns for Advisor Class are shown in the table below and after-tax returns for Investors Class will vary. After tax returns shown in the table above are calculated using the highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after tax returns depend on an investor's tax situation and may differ from those shown. The after tax returns shown are not relevant to investors who hold their
Portfolio shares through tax deferred arrangements such as 401(k) plans or individual retirement accounts. The Portfolio's past performance, before and after taxes, is not necessarily an indication of how the Portfolio will perform in the future. Total return would have been lower had certain expenses not been waived or reimbursed.

** This index does not reflect deductions for fees, expenses or taxes.

                                    FEE TABLE

This Table describes the fees and expenses that you may pay if you buy, hold, or sell Advisor Class or Investor Class shares of the Portfolio.*

----------------------------------------------------------------------------------------------------
Worldwide                                             Investor Class Shares    Advisor Class Shares
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                           Management Fees            0.30%                    0.30%
----------------------------------------------------------------------------------------------------
                           Distribution and/or        0.50%                    None
                            Service (12b-1) Fees
----------------------------------------------------------------------------------------------------
                           Other Expenses(1)          [  ]                     [  ]
----------------------------------------------------------------------------------------------------
                           Total Annual Fund          [  ]                     [  ]
                           Operating Expenses
----------------------------------------------------------------------------------------------------
                           Contractually Waived Fees  [  ]                     [  ]
----------------------------------------------------------------------------------------------------
                           Net Annual Fund            [  ] (3)                 [  ] (3)
                           Operating Expenses
----------------------------------------------------------------------------------------------------

* Under an Administration Agreement dated August 15, 2003, As Amended, between the Portfolio and Investors Bank & Trust Company ("the Administrator"), the
Administrator provides administrative services to each Portfolio for an administrative fee.

                                       7

Under an Operations Monitoring Agreement effective August 15, 2003, EOS Fund
Services LLC earns a fee for providing operations monitoring services to the
Fund.

** Pursuant to the Investment Advisory Agreement for the Worldwide Portfolio,
the Total Operating Expenses of the Portfolio are capped at 0.60% (on an annualized basis) of that Portfolio's average daily net assets.

                                       8

                              EXPENSE TABLE EXAMPLE

The following table is intended to help you compare the cost of investing in the
Portfolio with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment in each class has a 5%
return each year and that the Portfolio's operating expenses remain the same, except that the contractually waived fees reflected in the fee table for the
Worldwide Portfolio are in effect for the one year time period only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

----------------------------------------------------------------------------------------------------------------------------
Portfolio Name              1 Year                    3 Years                   5 Years                   10 Years
----------------------------------------------------------------------------------------------------------------------------

Worldwide                   [  ]                      [  ]                      [  ]                      [  ]
----------------------------------------------------------------------------------------------------------------------------

                                       9

FUND MANAGEMENT

                               BOARD OF DIRECTORS

The Board of Directors of FFTW Funds, Inc. (the "Fund"), is responsible for the overall management and supervision of the Portfolio which is a series of the
Fund. The Fund's Directors are Stephen P. Casper, John C Head III, Lawrence B.
Krause, Saul H. Hymans, Onder John Olcay and Andrea Redmond. Additional
information about the Directors and the Fund's executive officers may be found in the Statement of Additional Information under the heading "Management of the
Fund."

                               INVESTMENT ADVISER

Subject to the direction and authority of the Board of Directors, Fischer
Francis Trees & Watts, Inc. ("FFTW" or the "Investment Adviser"), serves as
Investment Adviser to the Portfolio. The Investment Adviser conducts investment research and is responsible for the purchase, sale or exchange of the
Portfolio's assets. Organized in 1972, the Investment Adviser is registered with the Securities and Exchange Commission and is a New York corporation that, with its affiliated companies, manages approximately $[ ] billion in assets, as of
December 31, 2004, for numerous fixed-income portfolios. The Investment Adviser, together with its affiliates, currently advises approximately [ ] major institutional clients including banks, central banks, pension funds and other institutional clients. The average size of a client relationship with the
Investment Adviser is in excess of $[ ] million. The Investment Adviser also serves as the sub-adviser to [ ] portfolios of [ ] other open-end management investment companies. The Investment Adviser's offices are located at 200 Park
Avenue, New York, New York 10166. The Investment Adviser is directly wholly-owned by Charter Atlantic Corporation, a New York corporation. The
Portfolio paid the Investment Adviser for its services in the twelve months ended December 31, 2004, at a rate of 0.40% of the Portfolio's average daily net assets.

                             INVESTMENT SUB-ADVISER

Fischer Francis Trees & Watts, a corporate partnership organized under the laws of the United Kingdom and an affiliate of the Investment Adviser, is the foreign
Sub-Adviser to the Portfolio. Organized in 1989, the Sub-Adviser is a
U.S.-registered investment adviser and manages approximately $[ ] billion in multi-currency fixed-income portfolios for institutional clients as of December
31, 2004. The Investment Adviser pays any compensation to the Sub-Adviser from its advisory fee. The Sub-Adviser's annual fee is equal to the advisory fee for the Portfolio after any waivers. The Sub-Adviser's offices are located at 2
Royal Exchange, London, EC3V 3RA. The Investment Sub-Adviser is directly or indirectly wholly owned by Charter Atlantic Corporation, a New York corporation.

                  ADVISORY AND SUB-ADVISORY CONTRACT APPROVALS

A discussion of the basis for the Board of Directors' approvals of the advisory and sub-advisory contracts for the Portfolios will be available in the Funds'
semi-annual report to shareholders for the period ended June 30, 2005. That report will be available and will be mailed to shareholders at the end of August
2005.

                                       10

                               PORTFOLIO MANAGERS

FFTW uses a team approach for determining its broad investment strategy for interest rate risk, currency risk and sector allocation. The full portfolio team comprised of the sector specialist teams--for Sovereign Bonds, Corporate Bonds,
Structured Products and Foreign Exchange--meets once a week to determine the firm's overall strategy for global bond and currency markets. The translation of the firm-wide investment strategy into a specific strategy for each Portfolio of the Fund in a manner that complies with each Portfolio's specific investment objectives and restrictions is the responsibility of a specific Portfolio
Manager. The Portfolio Manager determines the broad risk parameters and overall sector and interest rate strategy for the Portfolio. The Portfolio Manager relies on the sector specialist teams to select the specific securities for each
Portfolio. The biographical information for the Portfolio Manager of Worldwide
Portfolio is set forth below.

Additional Information about each Portfolio Manager, including how each is compensated, other accounts each manages and each Portfolio Manager's ownership of securities is located in the SAI.

DAVID J. MARMON, MANAGING DIRECTOR, PORTFOLIO MANAGER. Mr. Marmon has primary responsibility for management of the Worldwide Portfolio. Mr. Marmon joined FFTW in 1990. He is one of seven senior portfolio managers in the Investment Strategy
Group, which determines the investment strategy and sector allocations for all portfolios under FFTW's management. He also leads the Corporate Credit Team, which determines the security selection of corporate and high yield bonds. Mr.
Marmon has a B.A. in economics from Alma College (1980) and a M.A. in economics from Duke University (1982).

                             SHAREHOLDER INFORMATION

                                    PURCHASES

Advisor Class shares of a Portfolio may be purchased directly from the
Portfolio, or obtained by employing the services of an outside broker or agent.
Such broker or agent may charge a fee for its services. Investor Class shares of a Portfolio may be purchased only through financial intermediaries, such as broker-dealer firms, that enter into selling agreements with the Fund (or with the Fund's distributor, at management's discretion). The minimum initial investment for Advisor Class shares of a Portfolio is $100,000. The minimum initial investment for Investor Class shares of a Portfolio is [$ ]. Such minimums may be waived at the discretion of the Fund. Subsequent investments may be of any amount. There are no loads or 12b-1 distribution fees imposed on
Advisor Class shares of the Portfolios. Shares purchased will begin accruing dividends on the day Federal funds are received.

Purchases of shares may be made on any "Business Day," meaning any Monday through Friday, that the New York Stock Exchange is open. At the present time, the New York Stock Exchange is closed on New Year's Day, Dr. Martin Luther
King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day,
Labor Day, Thanksgiving and Christmas.

                                       11

Certain investor activity, such as frequent trading in Portfolio shares, can harm the interests of a Portfolio and its long-term investors. The Board of
Directors of the Fund have adopted policies and procedures with respect to frequent trading in Portfolio shares. In order to ensure compliance with the
Fund's procedures and to protect the interests of long-term investors, the Fund monitors trading in Portfolio shares by direct and beneficial shareholders. The
Fund works with intermediaries that sell or facilitate distribution of Portfolio shares to identify abusive trading practices in omnibus accounts. The Fund reserves the right to take appropriate action as it deems necessary including, but not limited to, refusing to accept purchase orders in order to protect the interests of long-term shareholders.

Although the Fund takes certain steps, including the monitoring of subscription and redemption activity, to prevent abusive trading practices, there can be no guarantee that all such practices will be detected or prevented.

                               WIRING INSTRUCTIONS

To:                            Investors Bank & Trust Company
                               200 Clarendon Street
                               Boston, Massachusetts 02117
ABA Number:                    011001438
Account Name:                  Quasar Distributors, LLC - Fund Purchase Account
Account Number:                933333333
Reference:                     Worldwide Portfolio

                                       12

                               TO PURCHASE SHARES

------------------------------------------------------------------------------------------------------------------------------------
WHEN NET ASSET VALUE       WHEN & HOW SHARES                                                        RESULT OF LATE NOTIFICATION OR
(NAV) IS DETERMINED        MAY BE PURCHASED              PROCEDURE FOR SAME DAY PURCHASES             DELAY IN RECEIPT OF FUNDS
------------------------------------------------------------------------------------------------------------------------------------

All Business Days          o  Any Business         o  Purchasers must call Investors Bank at     o  The Portfolio must receive
                              Day                     (800) 247-0473 prior to 4:00 p.m. ET to       notice before Portfolio of the
                                                      inform the incoming wire transfer.            4:00 p.m. (wire may be received
                           o  Submitted orders                                                      after 4:00 p.m. ET) for shares
                              must include a       o  Purchasers must indicate which                to be bought at that day's
                              completed account       Portfolio is to be purchased.                 price.
                              application.
                                                   o  If Federal funds are received by the       o  Shares will be bought at the
                           o  Federal funds           Portfolio that day, the order will be         next Business Day's price if
                              must be wired to        effective that day. Price of shares is        wire is received after 4:00 p.m.
                              Quasar's "Fund          based on the next calculation of NAV          ET and no notice is given.
                              Purchase Account"       after the order is placed.
                              at Investors Bank
                              & Trust  Company
                              ("Investors Bank"
                              or the "Transfer
                              Agent").
------------------------------------------------------------------------------------------------------------------------------------

                                  REDEMPTIONS

All Portfolio shares (fractional and full) will be redeemed upon shareholder request. The redemption price in each class will be the next net asset value per share, determined after the Transfer Agent receives proper notice of redemption
(see table below). Shares redeemed receive dividends declared up to and including the day preceding the day of the redemption payment.

Shares may be redeemed by employing the services of an outside broker or agent or may be redeemed directly from the Portfolio. Such broker or agent may charge a fee for its services. There are no loads imposed by the Portfolio. No charge is imposed by the Portfolio to redeem shares; however, a shareholder's bank may impose its own wire transfer fee for receipt of the wire. The Portfolio may execute redemptions in any amount requested by the shareholder up to the amount the shareholder has invested in the Portfolio.

A shareholder may change the authorized agent or the account designated to receive redemption proceeds at any time by writing to the Transfer Agent with an appropriate signature guarantee. Further documentation may be required when deemed appropriate by the Transfer Agent.

A telephone redemption option is made available to shareholders on the
Portfolio's Account Application. The Portfolio or the Transfer Agent may employ procedures designed to confirm that instructions communicated by telephone are genuine. If the Portfolio or the Transfer Agent do not employ such procedures, they may be liable for losses due to unauthorized or fraudulent instructions.
The Portfolio or the Transfer Agent may require personal identification codes and will only wire funds through pre-existing bank account instructions. No bank instruction changes will be accepted via telephone.

                                       13

If a shareholder wishes to add or change telephone redemption options after an account in a Portfolio has been established, the shareholder must provide the
Transfer Agent with the request in writing. The shareholder's signature must also have an appropriate signature guarantee. Other documentation may also be required; please check with the Transfer Agent for specifics.

Shareholders who do not elect telephone redemption privileges must submit their redemption requests in writing with an authorized signer's signature appropriately guaranteed. Additional documentation may also be required. Please contact the Transfer Agent for details prior to submitting any written requests.

In an attempt to reduce expenses, the Portfolio may redeem shares of any shareholder Advisor Class shares whose Portfolio account has a net asset value lower than $100,000. In addition, a shareholder's account may be involuntarily redeemed should the account value fall below minimum investment requirements. An involuntary redemption will not occur when drops in investment value are the sole result of adverse market conditions. The Portfolio will give 60 days prior written notice to shareholders whose shares are being redeemed to allow them to purchase sufficient additional shares of the Portfolio to avoid such redemption.
The Portfolio also may redeem shares in a shareholder's account as reimbursement for loss due to the failure of a check or wire to clear in payment of shares purchased.

                                TO REDEEM SHARES

--------------------------------------------------------------------------------------------------------------------------------
1.       SHAREHOLDERS MUST PROVIDE THE FOLLOWING INFORMATION:
         a.     The dollar or share amount to be redeemed;
         b.     The account to which the redemption proceeds should be wired (this account will have been previously designated by the shareholder on the Account Application Form);
         c.     The name of the shareholder; and
         d.     The shareholder's account number.
2.       SHAREHOLDERS SHOULD CALL THE TRANSFER AGENT AT (800) 247-0473 TO REQUEST A REDEMPTION.
--------------------------------------------------------------------------------------------------------------------------------
WHEN REDEMPTION EFFECTIVE                                         RESULT OF LATE NOTIFICATION OF REDEMPTION
--------------------------------------------------------------------------------------------------------------------------------
If notice is received by the Transfer Agent by 4:00 p.m. ET on    If notice is received by the Transfer Agent on a non-business
any Business Day, the redemption will be effective and payment    day or after 4:00 p.m. ET, the redemption notice will be
will be made within seven calendar days, but generally the next   deemed received as of the next Business Day.
business day following receipt of such notice. Price of shares is based on the next calculation of the NAV after the order is placed.
--------------------------------------------------------------------------------------------------------------------------------

                    PRICING OF PORTFOLIO SHARES

Your price for Portfolio shares is based on the next calculation of the
Portfolio's net asset value per share after your purchase or redemption order is placed. Portfolio net asset value is calculated by: (1) adding the market value of all the Portfolio's assets, (2) subtracting all of the Portfolio's liabilities, and then (3) dividing by the number of shares outstanding and adjusting to the nearest cent. The net asset value of the Portfolio is calculated by the Portfolio's Accounting Agent as of 4:00 p.m. ET on each
Business Day.

All Portfolio investments are valued daily at their market value, if available, which results in unrealized gains or losses. Readily marketable fixed-income securities are valued on the basis of prices provided by a pricing service when

                                       14

such prices are believed by the Investment Adviser to reflect the fair value of such securities. Securities traded on an exchange are valued at their last sales price on that exchange. Securities and other financial instruments for which over-the-counter market quotations are available are valued at the latest bid price (asked price for short sales). Time deposits and repurchase agreements are generally valued at their cost plus accrued interest. All foreign holdings, receivables and payables, are valued daily at the mean foreign exchange rate.
Securities with maturities less than 60 days are valued at amortized cost, which approximates market value, unless this method does not represent fair value.
Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management, acting under the supervision of the Board of Directors.

To the extent that the Portfolio invests in foreign securities, these securities may be listed on foreign exchanges that trade on days when the Portfolio does not price its shares. As a result, the net asset value per share of the
Portfolio may change at a time when shareholders are not able to purchase or redeem their shares.

Securities for which market quotations are not readily available will be valued at their fair value as determined in good faith by management utilizing fair value procedures approved by the Board of Directors. The fair valuation of a particular security depends upon the circumstances of each individual case, and all appropriate factors relevant to the value of the security must be considered. As a general principle, the valuation should reflect the amount that a Portfolio could reasonably expect to receive for the security upon its current sale. Therefore, ascertaining fair value requires a determination of the amount that an arm's-length buyer, under the circumstances, would currently pay for the security.

Events affecting the value of such securities held by a Portfolio that occur between the close of trading in the security and the time at which a Portfolio prices its portfolio securities will not generally be reflected in a Portfolio's calculation of its net asset value. The Investment Adviser will continuously monitor for material significant events that may call into question the reliability of market quotations obtained from an approved pricing service. Such events may include: situations relating to a single issue in a market sector;
significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. Where the Investment Adviser determines that an adjustment should be made in a portfolio security's value because significant intervening events have caused a Portfolio's net asset value per share to be materially inaccurate, the Investment Adviser shall seek to have the security "fair valued"
in accordance with the Fund's fair value procedures and subject to the ratification/approval of the Board of Directors.

                                    DIVIDENDS

Net investment income (including accrued but unpaid interest, amortization of original issue and market discount or premium, and accrued expenses) of the
Portfolio will be declared as a dividend payable to the shareholders of record as of the second to last Business Day of each month. Additionally, the
Portfolio, at its discretion, may declare special dividends to comply with all
Federal tax regulations. Dividends may be suspended in November and/or December of each year if a Portfolio has already met its distribution requirements for that year.

If desired, shareholders must request to receive dividends in cash (payable on

                                       15

the first business day of the following month) on the Account Application Form.
Absent such notice, all dividends will be automatically reinvested in additional shares on the last Business Day of each month at the share's net asset value. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. If the Portfolio realizes net short-term or long-term capital gains (i.e., with respect to assets held more than one year), the Portfolio will distribute such gains by automatically reinvesting (unless a shareholder has elected to receive cash)
them in additional Portfolio shares.

                                  VOTING RIGHTS

Each share of the Fund gives the shareholder one vote in Director elections and other shareholder voting matters. Matters to be acted upon affecting the
Portfolio (such as approval of the investment advisory agreement with the
Investment Adviser or the submission of changes of a fundamental Portfolio investment policy) require the affirmative vote of the Portfolio shareholders.
The election of the Fund's Board of Directors is voted upon by shareholders on a
Fund-wide basis. The Fund is not required to hold annual shareholder meetings.
Shareholder approval will be sought only for certain changes in the Fund's or the Portfolio's operation and for the election of Directors under certain circumstances. Directors may be removed by shareholders at a special meeting.
The Directors shall call a special meeting of the Portfolio upon written request of shareholders owning at least 10% of the Portfolio's outstanding shares.

                               TAX CONSIDERATIONS

The following discussion is for general information only. An investor should consult with his or her own tax adviser as to the tax consequences of an investment in the Portfolio, including the status of distributions from the
Portfolio under applicable state or local law. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences in the
Portfolio. For additional information regarding tax issues pertaining to the
Portfolio, see "Supplemental Tax Considerations" in the Statement of Additional
Information.

FEDERAL INCOME TAXES
--------------------
The Portfolio will distribute all of its taxable income by automatically reinvesting such income in additional Portfolio shares and distributing those shares to its shareholders, unless a shareholder elects on the Account
Application Form to receive cash payments for such distributions. A shareholder may elect to change the dividend designation on the account application form at any time by writing the Transfer Agent. Shareholders receiving distributions from the Portfolio in the form of additional shares will be treated for federal income tax purposes as receiving a distribution in an amount equal to the fair market value of the additional shares on the date of such a distribution.

Dividends the Portfolio pays from its investment company taxable income
(including interest and net short-term capital gains) will be taxable to U.S.
shareholders as ordinary income, whether received in cash or in additional Fund shares. Designated distributions of net capital gains (the excess of net long-term capital gains over net short-term capital losses) are generally taxable to shareholders at the applicable long-term capital gains rates, regardless of how long they have held their Portfolio shares.

A distribution will be treated as paid on December 31 of the current calendar

                                       16

year if it is declared by the Portfolio in October, November or December with a record date in any such month and paid by the Portfolio during January of the following calendar year. Such distributions will be taxable to shareholders in the calendar year in which the distributions are declared, rather than the calendar year in which the distributions are received. The Portfolio will inform shareholders of the amount and tax status of all amounts treated as distributed to them not later than 60 days after the close of each calendar year.

If a shareholder holds shares through a tax-deferred account, such as a retirement plan, income and gains will not be taxable each year. Instead, the taxable portion of amounts held in a tax-deferred account generally will be subject to tax only when a distribution is made from that account.

A shareholder who sells or redeems Portfolio shares will generally realize a capital gain or loss, which will be long-term or short-term, generally depending upon the shareholder's holding of the shares. An exchange of shares may be treated as a sale.

As with all mutual funds, the Portfolio may be required to withhold U.S. federal income tax at the rate of 28% of all taxable distributions payable to shareholders who:

1.  fail to provide the Portfolio with a correct taxpayer identification number,
    or
2.  fail to make required certifications, or
3.  have been notified by the Internal Revenue Service ("IRS") that they are subject to backup withholding.

Backup withholding is not an additional tax; rather, it is a way in which the
IRS ensures it will collect taxes otherwise due. Any amount withheld may be credited against U.S. federal income tax liability.

The foregoing discussion is only a brief summary of the important federal tax considerations generally affecting the Portfolio and its shareholders. As noted
above, tax-deferred accounts receive special tax treatment. No attempt is made to present a detailed explanation of the federal, state or local income tax treatment of the Portfolio or its shareholders, and this discussion is not intended as a substitute for careful tax planning. Accordingly, potential investors in the Portfolio should consult their tax advisers with specific reference to their own tax situation.

STATE AND LOCAL TAXES
---------------------
The Portfolio may be subject to state, local or foreign taxation in any jurisdiction in which the Portfolio may be deemed to be doing business.
Portfolio distributions may be subject to state and local taxes. Portfolio distributions derived from interest on obligations of the U.S. Government and certain of its agencies, authorities and instrumentalities may be exempt from state and local taxes in certain states. Shareholders should consult their own tax advisers regarding possible state and local income tax exclusions for dividend portions paid by the Portfolio, which are attributable to interest from obligations of the U.S. Government, its agencies, authorities and instrumentalities.

                        DISTRIBUTION OF PORTFOLIO SHARES

                                       17

Advisor Class and Investor Class shares of the Fund are distributed by Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. Investors Bank pays the distribution fees and FFTW pays all other fees and expenses related to distribution of Advisor
Class shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities. Investor Class shares are also distributed by other broker-dealers who have entered into an Authorized Dealer
Agreement with Quasar.

Investor Class of each Portfolio has adopted a Distribution Plan pursuant to
Rule 12b-1 under the 1940 Act. Under the Plan, Advisor Class of each Portfolio is authorized to pay Quasar a monthly 12b-1 (distribution) fee as compensation for providing services intended to result in the sale of Advisor Class shares.
Advisor Class of each Portfolio may pay this 12b-1 (distribution) fee at an annual rate of 0.25% of its average net assets, or such lesser amount as the
Directors may determine from time to time. Quasar may reallow up to the full amount of this 12b-1 (distribution) fee to intermediaries (such as broker-dealers), for providing distribution related services.

In addition, pursuant to a Shareholder Services Plan, Advisor Class and Investor
Class shares of each Portfolio may pay a monthly 12b-1 (service) fee at an annual rate of 0.25% of Advisor Class and Investor Class's average net assets throughout the month for providing shareholder support services, or such lesser amount as the Directors may determine from time to time. The Fund may reallow up to the full amount of this 12b-1 (service) fee to intermediaries (such as banks, broker-dealers, and other service-providers), for providing shareholder support services.

Because 12b-1 fees are paid out of each class's assets on an ongoing basis, they will increase the cost of your investment and may cost you more than paying other types of sales charges.

                             INVESTMENT INFORMATION

        PERMITTED INVESTMENT STRATEGIES, INVESTMENTS AND ASSOCIATED RISKS

Principal Investments

o  Asset-Backed Securities
o  Bank Obligations
o  Corporate Debt Instruments
o  Derivative Securities
o  Dollar Roll Transactions
o  Duration Management
o  Foreign Instruments
o  Investment Companies
o  Mortgage-Backed Securities
o  TBA Transactions
o  U.S. Government and Agency Securities

Other Investments and Investment Strategies

o  Brady Bonds

                                       18

o  Emerging Market Securities
o  Illiquid Securities
o  Indexed Notes, Currency Exchange-Related Securities and Similar Securities
o  Inflation-Indexed Securities
o  Loan Participations and Assignments
o  Multi-National Currency Unit Securities or More Than One Currency
   Denomination
o  Repurchase and Reverse Repurchase Agreements
o  Short Sales Transactions
o  Stripped Instruments
o  Total Return Swaps
o  When Issued and Forward Commitment Securities
o  Zero Coupon Securities

ASSET-BACKED SECURITIES
-----------------------
Asset-backed securities are secured by or backed by a pool of financial assets
These securities are sponsored by such institutions as finance companies, finance subsidiaries of industrial companies and investment banks. Asset-backed securities have structural characteristics similar to mortgage-backed securities and include assets such as:

a. motor vehicle installment sale contracts,
b. other installment sale contracts,
c. home equity loans,
d. leases of various types of real and personal property, and
e. receivables from revolving credit (credit card) agreements.

                  RISKS: The principal amount of asset-backed securities is
                  generally subject to partial or total prepayment risk. If an asset-backed security is purchased at a premium (or discount)
                  to par, a prepayment rate that is faster than expected will reduce (or increase) the yield to maturity, while a prepayment rate that is slower than expected will have the opposite
                  effect on yield to maturity. In some cases, these securities may not have any security interest in the underlying assets, and recoveries on the repossessed collateral may not be
                  available to support payments on these securities.

BANK OBLIGATIONS
----------------
Bank obligations are bank-issued securities. These instruments include, but are not limited to:

a.    Time Deposits,                    e.     Deposit Notes,                h.     Variable Rate Notes,

b.    Certificates of Deposit,          f.     Eurodollar Time deposits,     i.     Loan Participations,

c.    Bankers' Acceptances              g.     Eurodollar Certificates of    j.     Variable Amount Master
                                               Deposit,                             Demand Notes,
d.    Bank Notes,
                                                                             k.     Yankee CDs, and

                                                                             l.     Custodial Receipts

                                       19

                  RISKS: Investing in bank obligations exposes the Portfolio to risks associated with the banking industry such as interest rate and credit risks.

BRADY BONDS
-----------
Brady Bonds are debt securities issued or guaranteed by foreign governments in exchange for existing external commercial bank indebtedness. To date, Brady
Bonds have been issued by the governments of twenty countries, the largest proportion having been issued by Argentina, Brazil, Mexico and Venezuela. Brady
Bonds are either collateralized or uncollateralized, are issued in various currencies (primarily the U.S. dollar), and are actively traded in the over-the-counter secondary market.

The Portfolio may invest in either collateralized or uncollateralized Brady
Bonds. U.S. dollar-denominated, collateralized Brady Bonds, which may be fixed rate par bonds or floating rate discount bonds, are collateralized in full as to principal by U.S. Treasury zero coupon bonds having the same maturity as the bonds. Interest payments on such bonds generally are collateralized by cash or securities in an amount that, in the case of fixed rate bonds, is equal to at least one year of rolling interest payments or, in the case of floating rate bonds, initially at least one year's rolling interest payments based on the applicable interest rate at the time and adjusted at regular intervals thereafter.

                  RISKS: Brady Bonds are generally issued by countries with
                  developing capital markets or unstable governments and as
                  such, are considered to be among the more risky international investments.

CORPORATE DEBT INSTRUMENTS
--------------------------
Corporate bonds are debt instruments issued by corporations. As creditors, bondholders have a prior legal claim over common and preferred stockholders of the corporation as to both income and assets for the principal and interest due to the bondholder. The Portfolio purchases corporate bonds subject to quality restraints. Commercial paper, notes and other obligations of U.S. and foreign corporate issuers (including medium-term and variable rate notes) must meet the
Portfolio's credit quality standard. The Portfolio may retain a downgraded corporate debt security if the Investment Adviser determines retention of such security to be in the Portfolio's best interests.

                  RISKS: Investing in corporate debt securities subjects the
                  Portfolio to interest rate risk and credit risks.

DERIVATIVE SECURITIES
---------------------
Derivative securities are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

a. swaps;
b. caps, floors and collars;
c. forward foreign currency contracts;
d. futures contracts; and
e. options.

                                       20

a. SWAPS
Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit default swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS
An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by the Portfolio.
It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a
Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the
Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call

                                       21

option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price.
The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

The Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

         HEDGING
         -------
         Derivatives are often used to hedge against a given investment's risks of future gain or loss. Such risks include changes in interest rates, foreign currency exchange rates and securities prices.

                  RISKS: Derivatives are subject to the risk of changes in
                  security prices, and credit risk with respect to the
                  counterparty for derivatives not entered into on a U.S. or foreign futures and options exchange. Certain derivatives may also have a leveraging effect that will increase the
                  Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

                  Hedging involves risks of imperfect correlation in price
                  movements of the hedge and the hedged security. If interest or currency exchange rates do not move in the direction of the hedge, a Portfolio will be in a worse position than if hedging had not been employed, and will lose all or part of the
                  benefit of the favorable rate movement due to the cost of the hedge or offsetting positions. Futures and options
                  transactions entail the particular risk that the imperfect correlation between price movements of futures contracts and price movements in the related Portfolio position create the possibility that losses will be greater than gains in the
                  value of the Portfolio's position.

DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions consist of the sale of mortgage-backed securities, with a commitment to purchase similar but not necessarily identical securities

                                       22

at a future date. The Portfolio will maintain a segregated custodial account for dollar roll transactions. The segregated accounts may contain cash, U.S.
Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase the securities under the dollar roll transaction (including accrued interest).

                  RISKS: Should the broker-dealer to whom the Portfolio sells an underlying security of a dollar roll transaction become
                  insolvent, the Portfolio's right to purchase or repurchase the security may be restricted, or the price of the security may change adversely over the term of the dollar roll transaction.

DURATION MANAGEMENT
-------------------
Duration measures a bond's price volatility, incorporating the following factors:

a. the bond's yield,
b. coupon interest payments,
c. final maturity,
d. call features, and
f. prepayment assumptions.

Duration measures the expected life of a debt security on a present value basis.
It incorporates the length of the time intervals between the present time and the time that the interest and principal payments are scheduled (or in the case of a callable bond, expected to be received) and weighs them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is always less than maturity. In general, for the same maturity, the lower the stated or coupon rate of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

The market price of a bond with an effective duration of two years would be expected to decline 2% if interest rates rose 1%. If a bond has an effective duration of three years, a 1% increase in general interest rates would be expected to cause the bond's value to decline by about 3%.

Futures, options and options on futures have durations closely related to the duration of the securities that are underlying them. Holding long futures or call options will lengthen the Portfolio's duration by approximately the same amount that holding an equivalent amount of the underlying securities would.
Short futures or put option positions have durations roughly equal to the negative duration of the securities that underlie those positions and have the effect of reducing duration by approximately the same amount that selling an equivalent amount of the underlying securities would.

For inflation-indexed securities, real duration measures the price sensitivity of a bond as real interest rates (i.e. nominal interest rates adjusted for inflation) move up and down. It is the primary measurement of risk, since these securities are subjected to real rate changes but are protected against fluctuations in inflation expectations.

                  RISKS: There is no assurance that deliberate changes in the
                  Portfolio's weighted average duration will enhance its return relative to more static duration policies, and may in

                                       23

                  fact detract from its relative return.

FOREIGN INSTRUMENTS
-------------------
A.     FOREIGN SECURITIES
Foreign securities are securities issued by entities domiciled outside the
United States. They are typically denominated in currencies other than the U.S.
dollar and may be denominated in any single currency or multi-currency units.
The Investment Adviser and the Sub-Adviser will adjust exposure of the Portfolio to different currencies based on their perception of the most favorable markets and issuers. In allocating assets among multiple markets, the Investment Adviser and the Sub-Adviser will assess the relative yield and anticipated direction of interest rates in particular markets, general market and economic conditions and the relationship of currencies of various countries to each other. In their evaluations, the Investment Adviser and the Sub-Adviser will use internal financial, economic and credit analysis resources as well as information obtained from external sources.

The Portfolio will invest primarily in securities denominated in the currencies of the United States, Japan, Canada, Western European nations, New Zealand and
Australia, as well as securities denominated in the euro. Further, it is anticipated that such securities will be issued primarily by governmental and private entities located in such countries and by supranational entities. The
Portfolio will only invest in countries considered to have stable governments, based on the Investment Adviser's analysis of social, political and economic factors.

B.     FOREIGN GOVERNMENT, INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES
These securities include debt obligations issued or guaranteed by a foreign government or its subdivisions, agencies and instrumentalities, international agencies and supranational entities.

                  RISKS: Generally, foreign financial markets have substantially less volume than the U.S. market. Securities of many foreign companies are less liquid, and their prices are more volatile than securities of comparable domestic companies. The
                  Portfolio may invest portions of its assets in securities
                  denominated in foreign currencies. These investments carry risks of fluctuations of exchange rates relative to the U.S.
                  dollar. Securities issued by foreign entities (governments, corporations, etc.) may involve risks not associated with U.S.
                  investments, including expropriation of assets, taxation,
                  political or social instability and less strict regulatory and financial reporting standards--all of which may cause declines in investment returns.

C.     EMERGING MARKETS SECURITIES
Emerging markets securities are foreign securities issued from countries, which are considered to be "emerging" or "developing" by the World Bank. Such emerging markets include all markets other than Australia, Austria, Belgium, Canada,
Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, the
Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden,
Switzerland, the United Kingdom and the United States.

An emerging market sovereign security is a security issued by the national government, a municipality, or a company that is wholly owned by the national

                                       24

government. The latter are sometimes referred to as "quasi-sovereign"
securities.

There are numerous types of fixed-income securities issued by emerging market sovereign or corporate entities. The Portfolio may invest in several types, including the following:

         Treasury bills and bonds: These are short-term, locally registered securities that are usually, but not always, denominated in the local currency.

         Eurobonds and global bonds: These are longer maturity (up to 30 years)
         securities, registered in London or globally, that are generally issued in US dollars, but are increasingly issued in euros and occasionally in yen.

         Brady bonds: As previously described in "Brady Bonds" herein, these are bonds issued by emerging market governments in exchange for defaulted loans that had been extended by non-local commercial banks or similar institutions.

         Loan Participations and Assignments: As described in "Loan
         Participations and Assignments" herein, there are a few loans by financial institutions to emerging market governments that have not been converted to bonds, yet are still traded in the market. They may or may not have been restructured in the past. These instruments are traded on a participation or assignment basis.

                  RISKS: The risks of investing in foreign securities may be intensified when the issuers are domiciled or doing
                  substantial business in emerging market countries or countries with developing capital markets. Security prices in emerging markets can be significantly more volatile than those in more developed nations of the world, reflecting the greater
                  uncertainties of investing in less established markets and economies. Compared to more developed countries, emerging
                  market countries may have:

                  a.  Relatively unstable             d. restrictions on foreign
                      governments;                       ownership;
                  b.  sudden adverse government       e. prohibitions of
                      action;                            repatriation of assets;
                  c.  nationalization of              f. less protection of
                      businesses;                        property rights; and or
                                                      g. less strict financial
                                                         reporting and
                                                         regulators compliance
                                                         requirements

              The economies of countries with emerging markets may be
              predominantly based on only a few industries, may be highly vulnerable to changes in local, regional or global trade
              conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times.
              Transaction settlement procedures may be less reliable in emerging

                                       25

              markets than in developed markets. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.
              Emerging markets in a particular region (e.g., Latin America) may be highly correlated, thereby increasing a portfolio's risk if it is concentrated regionally.

ILLIQUID SECURITIES
-------------------
Illiquid securities cannot be sold or disposed of in the ordinary course of business within seven days for approximately the value at which the Portfolio has valued the securities. These include:

1. securities with legal or contractual restrictions on resale,

2. time deposits, repurchase agreements and dollar roll transactions having maturities longer than seven days, and

3. securities not having readily available market quotations.

Although the Portfolio is allowed to invest up to 15% of its net assets in illiquid assets, it is not expected that the Portfolio will invest a significant portion of its assets in illiquid securities. The Investment Adviser monitors the liquidity of such restricted securities under the supervision of the Board of Directors.

A Portfolio may purchase securities not registered under the Securities Act of
1933 as amended, (the "1933 Act"), but which can be sold to qualified institutional buyers in accordance with Rule 144A under that Act ("Rule 144A
Securities"). A Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration afforded by
Section 4(2) of the 1933 Act ("Section 4(2) Paper"). Section 4(2) Paper and 144A
Securities are restricted as to disposition under the federal securities laws, and are generally sold to institutional investors. Any resale by the purchaser must be in an exempt transaction. These securities are normally resold to other institutional investors through or with the assistance of the issuer or investment dealers who make a market in the security, thus providing liquidity.
These securities may be determined to be illiquid securities, although the
Fund's Board has adopted procedures that permit them to be determined liquid in certain circumstances. If a particular investment in Rule 144A Securities,
Section 4(2) Paper or private placement securities is not determined to be liquid, that investment will be included within the 15% limitation on investment in illiquid securities.

                  RISKS: Investing in illiquid securities presents the potential risks of tying up the Portfolio's assets at a time when
                  liquidating assets may be necessary to meet redemptions and expenses.

INDEXED NOTES, CURRENCY EXCHANGE-RELATED SECURITIES AND SIMILAR SECURITIES
--------------------------------------------------------------------------
These securities are notes; the principal amount of which and/or the interest rate payable is determined by reference to an index. This index may be determined by the rate of exchange between the specified currency for the note and one or more other currencies or composite currencies.

                  RISKS: Foreign currency markets can be highly volatile and are subject to sharp price fluctuations. A high degree of leverage is typical for foreign currency instruments in which the
                  Portfolio may invest.

                                       26

INFLATION-INDEXED SECURITIES
----------------------------
Inflation-indexed securities are linked to the inflation rate in worldwide markets, such as the U.S. Treasury's "inflation-protection" bonds. Inflation protected securities issued by the U.S. Treasury are also called "TIPS". The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price Index (CPI)
for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal. These securities may be eligible for coupon stripping under the U.S. Treasury program.
U.S. corporations and government agencies have also issued inflation-indexed securities sporadically in the past.

Inflation-indexed securities also have been issued by sovereign countries such as Australia, Canada, France, New Zealand, Sweden and the United Kingdom in
their respective currencies. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

                  RISKS: If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller
                  principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed
                  bonds, even during a period of deflation. The Portfolio also may invest in other inflation-linked bonds that may or may not provide a similar guarantee. If a guarantee of principal is not provided, the adjusted principal value of the bond repaid at maturity may be less than the original principal. In
                  addition, adjustments to principal will generally result in taxable income to a Portfolio at the time of such adjustment
                  (which would generally be distributed by the Portfolio as part of its taxable dividends), even though the principal amount is not paid until maturity. The current market value of the bonds is not guaranteed and will fluctuate.

                  The U.S. Treasury began issuing inflation-indexed bonds only in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than for nominal bonds. However, the U.S.
                  Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to
                  liquidate positions when it would not be advantageous to do
                  so. Finally, there can be

                                       27

                  no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the
                  price of goods and services.

INVESTMENT COMPANIES
--------------------
An investment company is an investment vehicle, which, for a management fee, invests the pooled funds of investors in securities appropriate for its investment objectives. A Portfolio may invest in the shares of another registered investment company subject to the limitations under the 1940 Act. Two basic types of investment companies exist:

1. Open end funds: these funds have a floating number of outstanding shares and will sell or redeem shares at their current net asset value,

2. Closed end funds: these funds have a fixed number of outstanding shares that are typically traded on an exchange.

The Portfolio will not invest in any fund that charges a "load."

                  RISKS: As a shareholder in a registered investment company, a
                  Portfolio will bear its ratable share of that investment
                  company's expenses, including its advisory and administration fees. Generally, risks posed by a particular fund will mirror those posed by the underlying securities. A money market fund has the highest safety of principal, whereas bond funds are vulnerable to interest rate movements.

The Commission has granted the Fund an exemptive order which permits the
Portfolio to invest in another Portfolio within the FFTW Funds, Inc. family.
This is commonly referred to as cross-portfolio investing. To the extent such cross-portfolio investing occurs, investors will not be double-charged advisory fees. Investors pay advisory fees only on the Portfolio in which they are directly invested.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------
Fixed and floating rate loans ("Loans") are arranged through private negotiations between an entity whose securities the Portfolio could have purchased directly (a "Borrower") and one or more financial institutions
("Lenders"). A Portfolio may invest in Loans in the form of assignments
("Assignments") of all or a portion of Loans from third parties or in the form of Participations ("Participations"). When a Portfolio purchases an Assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the Loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a
Participation, the Portfolio will have a contractual relationship only with the
Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a Participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a Participation only if the Lender interpositioned between the Portfolio and the
Borrower is determined by the Investment Adviser to be creditworthy.

                  RISKS: The Portfolio generally will have no right to enforce compliance by the Borrower with the terms of the loan
                  agreement relating to the Loan, nor any rights or set-off
                  against the Borrower, and the Portfolio may not benefit

                                       28

                  directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the Lender that is selling the Participation.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities are securities representing ownership interests in, or debt obligations secured entirely or primarily by, "pools" of residential or commercial mortgage loans or other mortgage-backed securities. Mortgage-backed securities may take a variety of forms, the most common being:

1.   Mortgage-pass-through securities issued by
     a.   the Government National Mortgage Association (Ginnie Mae),
     b.   the Federal National Mortgage Association (Fannie Mae),
     c.   the Federal Home Loan Mortgage Corporation (Freddie Mac),
     d.   commercial banks, savings and loan associations, mortgage banks or by issuers that are affiliates of or sponsored by such entities,
2.   Collateralized Mortgage Obligations ("CMOs"), which are debt obligations collateralized by such assets, and
3.   Commercial mortgage-backed securities.

The Investment Adviser expects that new types of mortgage-backed securities may be created offering asset pass-through and asset-collateralized investments in addition to those described above by governmental, government-related and private entities. As new types of mortgage-related securities are developed and offered to investors, the Investment Adviser will consider whether it would be appropriate for such Portfolio to make investments in them.

CMOs are structured bonds collateralized by mortgage pass-through securities.
Cash flows from mortgage pass-through securities are allocated to various tranches in a predetermined, specified order. Each tranche has a stated maturity
(the latest date by which the tranche can be completely repaid, assuming no prepayments) and has an average life (the average of the time to receipt of a principal payment weighted by the size of the principal payment). The average life is typically used as a proxy for maturity because the debt is amortized, rather than being paid off entirely at maturity.

                  RISKS: Mortgage-backed and other asset-backed securities
                  carrying the risk of a faster or slower than expected
                  prepayment of principal which may affect the duration and
                  return of the security. Changes in interest rates affect the
                  Portfolio's asset value since its holdings will generally
                  increase in value when interest rates fall and decrease when interest rates rise. Compared to debt that cannot be prepaid, mortgage and asset-backed securities are less likely to
                  increase in value, and may decrease in value, during periods of declining interest rates and may have a higher risk of
                  decline in value during periods of rising interest rates.

MULTI-NATIONAL CURRENCY UNIT SECURITIES OR MORE THAN ONE CURRENCY DENOMINATION
------------------------------------------------------------------------------
Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although it is issued by a governmental entity, corporation or financial institution of another nation.

                  RISKS: Investments involving multi-national currency units are subject to changes in currency exchange rates which may

                                       29

                  cause the value of such invested securities to decrease
                  relative to the U.S. dollar.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) which the Portfolio's Investment
Adviser has deemed creditworthy, subject to the oversight of the Fund's Board of
Directors, with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date. Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the Portfolio to earn a return on available cash at minimal market risk. The Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

The Portfolio will maintain a segregated custodial account for its reverse repurchase agreements. Until repayment is made, the segregated accounts may contain cash, U.S. Government Securities or other liquid, unencumbered securities having an aggregate value at least equal to the amount of such commitments to repurchase (including accrued interest). Repurchase and reverse repurchase agreements will generally be restricted to those maturing within seven days.

                  RISKS: If the other party to a repurchase and/or reverse
                  repurchase agreement becomes subject to a bankruptcy or other insolvency proceeding, or fails to satisfy its obligations thereunder, delays may result in recovering cash or the
                  securities sold, or losses may occur as to all or part of the income, proceeds or rights in the security.

SHORT SALES
-----------
Short sales are transactions in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. Short selling provides the Investment Adviser with flexibility to reduce certain risks of the Portfolio's holdings and increase the Portfolio's total return. To the extent that the Portfolio has sold securities short, it will either (i) maintain a daily segregated account, containing cash, U.S. Government securities or other liquid and unencumbered securities, at such a level that (a) the amount deposited in the account plus the amount deposited with the broker as collateral will equal the current value of the security sold

                                       30

short and (b) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time it was sold short or (ii) hold an offsetting long position.

                  RISKS: A short sale is generally used to take advantage of an anticipated decline in price or to protect a profit. The
                  Portfolio will incur loss as a result of a short sale if the price of the security increases between the date of the short sale and the date on which the Portfolio replaces the borrowed security. The amount of any loss will be increased by the
                  amount of any premium or amounts in lieu of interest the
                  Portfolio may be required to pay in connection with a short sale. The potential loss from a short sale is unlimited.

STRIPPED INSTRUMENTS
--------------------
Stripped instruments are bonds, reduced to its two components: its rights to receive periodic interest payments (IOs) and rights to receive principal repayments (POs). Each component is then sold separately. Such instruments include:

a. Municipal Bond Strips
b. Treasury Strips
c. Stripped Mortgage-Backed Securities

                  RISKS: POs do not pay interest. Its return is solely based on payment of principal at maturity. Both POs and IOs tend to be subject to greater interim market value fluctuations in
                  response to changes in interest rates. Stripped
                  Mortgage-Backed Securities IOs run the risk of unanticipated prepayment, which will decrease the instrument's overall
                  return.

TBA (TO BE ANNOUNCED) TRANSACTIONS
----------------------------------
In a TBA transaction, the type of mortgage-backed securities to be delivered is specified at the time of trade, but the actual pool numbers of the securities to be delivered are not known at the time of the trade. For example, in a TBA transaction, an investor could purchase $1 million 30 year mortgage-backed securities issued by the Federal National Mortgage Association and receive up to three pools on the settlement date. The pool numbers to be delivered at settlement will be announced shortly before settlement takes place. Agency pass-through mortgage-backed securities are usually issued on a TBA basis. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's TBA transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price, presenting a possible loss of asset value. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

TOTAL RETURN SWAPS
------------------

                                       31

A total return swap is a contract between two counterparties who agree to swap periodic payments for the life of the contract. Typically, one party receives the total return (interest payments plus any capital gains or losses for the payment period) from a specified reference asset, while the counterparty receives a specified fixed or floating cash flow (e.g., LIBOR) that is not related to the creditworthiness of the reference asset. The payments are based upon the same notional amount of the reference asset. The reference asset may be any asset (e.g., bonds or loans), an index, or a basket of assets.

                  RISKS: Swap contracts can be less liquid and more difficult to value than other investments. Because its cash flows are based in part on changes in the value of the reference asset, a
                  total return swap's market value will vary with changes in that reference asset. In addition, a portfolio may experience delays in payment or loss of income if the counterparty fails to perform under the contract.

U.S. GOVERNMENT AND AGENCY SECURITIES AND GOVERNMENT-SPONSORED ENTERPRISES/
---------------------------------------------------------------------------
FEDERAL AGENCIES
----------------
U.S. Government and agency securities are issued by or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities and supported by the full faith and credit of the United States. The Portfolio also may invest in other securities which may be issued by a U.S.
Government-sponsored enterprise or federal agency, and supported either by its ability to borrow from the U.S. Treasury or by its own credit standing. Such securities do not constitute direct obligations of the United States but are issued, in general, under the authority of an Act of Congress. The universe of eligible securities in these categories includes (but is not limited to) those sponsored by:

a.   U.S. Treasury Department;
b.   Federal Housing Administration;
c.   Federal Home Loan Mortgage Corporation;
d.   Federal National Mortgage Association;
e.   Federal Home Loan Bank;
f.   Government National Mortgage Association; and
g.   U.S. Department of Veterans' Affairs.

                  RISKS: Although U.S. government securities are generally
                  considered to be among the safest type of investment in terms of credit risk, they are not guaranteed against price
                  movements due to changing interest rates. Obligations issued by some U.S. government agencies, authorities and
                  instrumentalities or sponsored enterprises, such as the
                  Government National Mortgage Association ("GNMA"), are backed by the full faith and credit of the U.S. Treasury, while
                  others, such as Federal National Mortgage Association
                  ("FNMA"), Federal Home Loan Mortgage Corporation ("Freddie
                  Mac")and Federal Home Loan Banks ("FHLBs"), are backed solely by the ability of the entity to borrow from the U.S. Treasury or by the entity's own resources. No assurance can be given that the U.S. government would provide financial support to
                  U.S. government agencies, authorities, instrumentalities, or sponsored enterprises if it is not obliged to do so by law.

WHEN ISSUED AND FORWARD COMMITMENTS
-----------------------------------

                                       32

The purchase of a when issued or forward commitment security will be recorded on the date the Portfolio enters into the commitment. The value of the security will be reflected in the calculation of the Portfolio's net asset value. The value of the security on delivery date may be more or less than its purchase price. Generally, no interest accrues to the Portfolio until settlement. The
Portfolio will maintain a segregated custodial account containing cash, U.S.
Government securities or other liquid and unencumbered securities having a value at least equal to the aggregate amount of the Portfolio's when issued and forward commitments transactions.

                  RISKS: The value of the security on the date of delivery may be less than its purchase price.

ZERO COUPON SECURITIES
----------------------
Zero coupon securities are sold at a deep discount from their face value. Such securities make no periodic interest payments; however, the buyer receives a rate of return by the gradual appreciation of the security, until it is redeemed at face value on a specified maturity date.

                  RISKS: Zero coupon securities do not pay interest until
                  maturity and tend to be subject to greater interim market
                  value fluctuations in response to interest rate changes than interest paying securities of similar maturities. Credit risk is generally greater for investments that are required to pay interest only at maturity rather than at intervals during the life of the investment.

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs which will be paid by the Portfolio. In addition, high turnover rates may result in increased short-term capital gains.

                        SUPPLEMENTAL INVESTMENT POLICIES

Currently, non-hedging transactions are subject to either of two alternative limitations. Under one alternative, the aggregate initial margin and premiums required to establish non-hedging positions in futures contracts and options may not exceed 15% of the fair market value of the Portfolio's net assets (after taking into account unrealized profits and unrealized losses on any such contracts). Under the other alternative, which has been established by the CFTC on a temporary basis, the notional value of non-hedging futures contracts and related options may not exceed the liquidation value of the Portfolio (after taking into account unrealized profits and unrealized losses on any such contracts).

The Portfolio may not enter into a repurchase or reverse repurchase agreement if, as a result thereof, more than 25% of the Portfolio's total assets would be subject to such agreements.

                           FINANCIAL HIGHLIGHTS TABLE

The Financial Highlights Tables are intended to help you understand each class's financial performance for the past five years, or, if shorter, the period of the class's operations. Certain information reflects financial

                                       33

results for a single Portfolio share. "Total Return" indicates how much an investment in each respective class would have earned or lost, assuming all dividends and distributions had been reinvested. This information has been audited by [ ]. You will find the auditor's report and the FFTW Funds, Inc., financial statements in the annual report, which is available upon request.

[INSERT FINANCIAL HIGHLIGHTS]

                                       34

                                       35

                              SHAREHOLDER INQUIRIES

This Prospectus contains a concise statement of information investors should know before they invest in the Portfolio. Please retain this Prospectus for future reference. Additional information about the Portfolio's investments is available in the Portfolio's Annual and Semi-Annual Reports to shareholders, as well as the Statement of Additional Information (SAI) dated May 1, 2005 (as amended from time to time). The SAI provides more detailed information about the
Portfolio, including its operations and investment policies. A current SAI is on file with the Commission and is incorporated by reference and is legally considered a part of this Prospectus. In the Portfolio's Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio's performance during its last fiscal year.

The Portfolio's SAI, Annual and Semi-Annual Reports are available, without charge, upon request by contacting the Transfer Agent at (800) 247-0473. You may also request other information about a Portfolio and make inquiries by contacting (800) 247-0473.

A copy of the SAI of the Portfolios, as well as additional information about the
Portfolios, can be obtained free of charge on the Internet at:
http://www.fftw.com/. Copies of the Annual and Semi-Annual Reports of the
Portfolios are not available at this website as prospective shareholders may request copies of these Reports from the Transfer Agent and existing investors are mailed these Reports when they become available.

Information about the Portfolio (including the SAI) can be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the
operation of the Public Reference Room may be obtained by calling the Commission at 1-202-942-8090. Reports and other information about the Portfolio are available on the EDGAR Database on the Commission's Internet site at
http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by writing the Public Reference Section of the Commission,
Washington D.C. 20549-0102 or by electronic request at the following e-mail address: publicinfo@sec.gov.

DISTRIBUTED BY:
QUASAR DISTRIBUTORS, LLC

Fund's Investment Company Act filing number: 811-5796

                                       36

                                FFTW FUNDS, INC.
================================================================================

      200 PARK AVENUE, 46TH FLOOR, NEW YORK, NEW YORK 10166 (212) 681-3000

                                 Distributed by:
                            Quasar Distributors, LLC
                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202

--------------------------------------------------------------------------------

                       STATEMENT OF ADDITIONAL INFORMATION

--------------------------------------------------------------------------------

                                   MAY 1, 2005

FFTW Funds, Inc. (the "Fund") is a no-load, open-end management investment company managed by Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"
or "FFTW, Inc."). The Fund currently consists of seventeen portfolios (each a
"Portfolio") as described below:

        PROSPECTUS                             PROSPECTUS
   -----------------------------           -----------------------------

     Mortgage LIBOR*                        U.S. Short-Term
     Asset-Backed*                          Limited Duration
     High Yield*                            Mortgage-Backed
     Enhanced Equity Markets*               Worldwide
     U.S. Treasury*                         Worldwide Core
     U.S. Corporate*                        International
     Broad Market*                          U.S. Inflation-Indexed
     International Corporate*               Global Inflation-Indexed Hedged
     Global High Yield*

* This Portfolio is not active at this time.

This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the Portfolios' Prospectuses dated May 1, 2005 (as amended from time to time). Financial statements are incorporated by reference into this SAI from the Fund's Annual Report. You can obtain a free copy of a
Prospectus or the Fund's most recent Annual or Semi-Annual Report by contacting the Fund at (800) 247-0473. This SAI incorporates the Prospectuses by reference.

                                       1

                                    CONTENTS

                                                                            Page
Overview of the Fund
History of the Fund
Organization of the Fund
Management of the Fund
Principal Securities Holders
Distribution of Fund Shares
Supplemental Portfolio Information
Supplemental Investment Information
Supplemental Description of Investments
Supplemental Description of Investment Techniques
Supplemental Discussion of Risks
Supplemental Hedging Techniques
Investment Restrictions
Portfolio Transactions
Disclosure of Fund Portfolio Holdings
Securities Valuation
Supplemental Tax Considerations
Shareholder Information
Custodian and Accounting Agent
Transfer and Disbursing Agent
Legal Counsel
Independent Auditors
Financial Statements
Appendix A: Quality Rating Descriptions
Appendix B: Proxy Voting Procedures

                                       2

                              OVERVIEW OF THE FUND

                               HISTORY OF THE FUND

The Fund commenced operations on December 6, 1989. From its inception as a
Maryland corporation on February 23, 1989 to September 27, 1989, the Fund's name was "FFTW Institutional Reserves Fund, Inc." From September 27, 1989 to July 22,
1991 the Fund's name was "FFTW Reserves, Inc." On July 22, 1991 the Fund's name was changed to its present name, "FFTW Funds, Inc." The U.S. Short-Term
Portfolio commenced operations on December 6, 1989, the Worldwide Portfolio commenced operations on April 15, 1992 and the Worldwide Core Portfolio
commenced operations on May 19, 1992. These Portfolios were called the
Short-Term Series (and prior to September 18, 1991, the FFTW Institutional
Reserves Fund), Worldwide Series and Worldwide-Hedged Series (now known as
Worldwide Core Portfolio), respectively. The Limited Duration Portfolio commenced operations on July 26, 1993. The International Portfolio commenced operations on May 9, 1996 and the Mortgage-Backed Portfolio commenced operations on April 29, 1996. The U.S. Inflation-Indexed Portfolio commenced operations on
January 2, 2001. The Global Inflation-Indexed Hedged Portfolio commenced operations on January 14, 2003. All other Portfolios of the Fund had not commenced operations as of the date of this SAI. The Board of Directors approved a name change for several Portfolios, eliminating "Fixed Income" from their name. Effective September 11, 1998, the name of the Stable Return Portfolio was changed to Limited Duration Portfolio and the name of the Mortgage Total Return
Portfolio was changed to the Mortgage-Backed Portfolio. Effective April 30,
2001, the name of the Worldwide-Hedged Portfolio was changed to Worldwide Core
Portfolio. Effective January 1, 2003, the names of the Inflation-Indexed Hedged
Portfolio and the Inflation-Indexed Portfolio were changed to the U.S.
Inflation-Indexed Portfolio and the Global Inflation-Indexed Hedged Portfolio,
respectively.

                            ORGANIZATION OF THE FUND

STOCK ISSUANCE
--------------
The Fund's authorized capital stock consists of 5,000,000,000 shares, each with
$.001 par value. Each Portfolio has been allocated 200,000,000 shares, with
1,400,000,000 shares unallocated.

SHAREHOLDER VOTING
------------------
Each Portfolio's shares have equal voting rights--all shareholders have one vote for each share held. All issued and outstanding shares are fully paid and non-
assessable, transferable, and redeemable at net asset value at the shareholder's option. Shares have no preemptive or conversion rights.

The Fund's shares have non-cumulative voting rights. Thus, in a Board of
Directors election, shareholders holding more than 50% of the voting shares can elect 100% of the Directors if they choose to do so. In such event, the holders of the remaining voting shares (less than 50%) will be unable to elect any person or persons to the Board of Directors.

CROSS PORTFOLIO LIABILITY
-------------------------
No Portfolio of the Fund shall be liable for the obligations of any other
Portfolio.

                                       3

                             MANAGEMENT OF THE FUND

BOARD OF DIRECTORS AND OFFICERS
-------------------------------

The Fund is managed by its Board of Directors. The Board of Directors is generally responsible for management of the business and affairs of the Fund.
The Board of Directors formulates the general policies of the Fund, approves contracts and authorizes Fund officers to carry out the decisions of the Board.
The Board of Directors and principal officers of the Fund are listed below together with information on their positions with the Fund, address, date of birth, and principal occupations during the past five years and other principal business affiliations.

DISINTERESTED DIRECTORS:

------------------------------------------------------------------------------------------------------------------------
                                                              TERM OF OFFICE(1)
                                    POSITION(S) HELD WITH     AND LENGTH OF         PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DATE OF BIRTH    FUND                      TIME SERVED           DURING PAST FIVE YEARS
------------------------------------------------------------------------------------------------------------------------

John C Head III                     Director                  Since June            Managing Member of Head & Company
c/o FFTW, Inc.                                                1989                  L.L.C. since 1987.
200 Park Avenue
New York, NY 10166
Age: 59
------------------------------------------------------------------------------------------------------------------------
Lawrence B. Krause                  Director                  Since April 1991      Professor Emeritus at the
c/o FFTW, Inc.                                                                      University of California - San
200 Park Avenue                                                                     Diego ("UCSD"), La Jolla, CA since
New York, NY 10166                                                                  1987; member of the Council on
Age: 75                                                                             Foreign Relations and Journal of
                                                                                    Economic Research.
------------------------------------------------------------------------------------------------------------------------
Saul H. Hymans                      Director                  Since April 1999      Professor Emeritus of Economics
c/o FFTW, Inc.                                                                      and Statistics and Director of the
200 Park Avenue                                                                     Research Seminar in Quantitative
New York, NY 10166                                                                  Economics at the University of
Age: 68                                                                             Michigan; member of the  Michigan
                                                                                    faculty since 1964.
------------------------------------------------------------------------------------------------------------------------
Andrea Redmond                      Director                  Since April 1999      Managing Director of Russell
c/o FFTW, Inc.                                                                      Reynolds Associates, Inc., an
200 Park Avenue                                                                     executive search firm, since
New York, NY 10166                                                                  1986.
Age: 49
------------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------
                                        NUMBER OF PORTFOLIOS
                                        IN FUND COMPLEX          OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND DATE OF BIRTH        OVERSEEN BY DIRECTOR     DIRECTOR
---------------------------------------------------------------------------------------------------

John C Head III                                  17              Director of several  private
c/o FFTW, Inc.                                                   companies.
200 Park Avenue
New York, NY 10166
Age: 59
---------------------------------------------------------------------------------------------------
Lawrence B. Krause                               17              Director - PriceSmart Inc.
c/o FFTW, Inc.
200 Park Avenue
New York, NY 10166
Age: 75
---------------------------------------------------------------------------------------------------
Saul H. Hymans                                   17                           N/A
c/o FFTW, Inc.
200 Park Avenue
New York, NY 10166
Age: 68
---------------------------------------------------------------------------------------------------
Andrea Redmond                                   17                         N/A
c/o FFTW, Inc.
200 Park Avenue
New York, NY 10166
Age: 49
---------------------------------------------------------------------------------------------------

(1) Each Director is elected to serve in accordance with the Articles of
Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

                                       4

INTERESTED DIRECTORS:

----------------------------------------------------------------------------------------------------------------------
                                                              TERM OF OFFICE(1)
                                    POSITION(S) HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DATE OF BIRTH    FUND                      TIME SERVED        DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------

Onder John Olcay(2)                 Chairman of the Board     Since February     Vice Chairman and Managing
FFTW                                of Directors              1989, formerly     Director of FFTW, Inc. and its
2 Royal Exchange                                              President          parent company, Charter Atlantic
London EC3V 3RA                                                                  Corporation since 1983.
England
Age: 68
----------------------------------------------------------------------------------------------------------------------
Stephen P. Casper(2)                Director, Principal       Principal          Managing Director of FFTW, Inc.
FFTW, Inc.                          Executive Officer and     Executive          and its parent company, Charter
200 Park Avenue                     President                 Officer and        Atlantic Corporation since
New York, NY 10166                                            President since    December 1991; Chief Executive
Age: 55                                                       November 2002,     Officer and President from April
                                                              formerly Vice      2004; Chief Operating Officer from
                                                              President from     May 2001 through April 2004.
                                                              February
                                                              2001-November
                                                              2002, Director
                                                              since November
                                                              1997; formerly,
                                                              Treasurer from
                                                              October 1990 -
                                                              November 1997
----------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------
                                         NUMBER OF PORTFOLIOS
                                         IN FUND COMPLEX          OTHER DIRECTORSHIPS HELD BY
NAME, ADDRESS, AND DATE OF BIRTH         OVERSEEN BY DIRECTOR     DIRECTOR
-------------------------------------------------------------------------------------------------

Onder John Olcay(2)                            17                 Chairman of the Board of
FFTW                                                              Directors of the following
2 Royal Exchange                                                  Boards: Fischer Francis
London EC3V 3RA                                                   Trees & Watts (Singapore),
England                                                           Pte. Ltd., Fischer Francis
Age: 68                                                           Trees & Watts KK, FFTW
                                                                  Funds Selection, FFTW
                                                                  Funds Selection II, FFTW
                                                                  Mortgage Total Return
                                                                  Fund plc, and FFTW Global
                                                                  Debt Fund plc.
-------------------------------------------------------------------------------------------------
Stephen P. Casper(2)                           17                 Director of the following
FFTW, Inc.                                                        Boards: The Depository
200 Park Avenue                                                   Trust & Clearing
New York, NY 10166                                                Corporation, The Depository
Age: 55                                                           Trust Company, The National
                                                                  Securities Clearing
                                                                  Corporation, The Emerging
                                                                  Markets Clearing
                                                                  Corporation,  The Fixed
                                                                  Income Clearing
                                                                  Corporation, Fischer
                                                                  Francis Trees & Watts
                                                                  (Singapore) Pte Ltd, FFTW
                                                                  Funds Selection, FFTW Funds
                                                                  Selection II, FFTW
                                                                  Diversified Alpha Fund
                                                                  Ltd., FFTW Global Credit
                                                                  Fund SPC, MarketAxess
                                                                  Holdings, Inc., FFTW
                                                                  Mortgage Total Return Fund
                                                                  plc, and FFTW Global Debt
                                                                  Fund plc.
-------------------------------------------------------------------------------------------------

(1) Each Director is elected to serve in accordance with the Articles of
Incorporation and By-Laws of the Fund until his or her successor is duly elected and qualified.

(2) Messrs. Olcay and Casper are considered "interested persons" of FFTW Funds,
Inc. (the "Fund") as defined in the Investment Company Act of 1940, as amended, because of their positions with FFTW, Inc., the Investment Adviser to the Fund.

                                       5

PRINCIPAL OFFICERS:

---------------------------------------------------------------------------------------------------------------------
                                                              TERM OF OFFICE(1)
                                    POSITION(S) HELD WITH     AND LENGTH OF      PRINCIPAL OCCUPATION(S)
NAME, ADDRESS, AND DATE OF BIRTH    FUND                      TIME SERVED        DURING PAST FIVE YEARS
---------------------------------------------------------------------------------------------------------------------

Michael L. Wyne                     Vice President            Since December     Managing Director since 2000 and
FFTW, Inc.                                                    2003               Director of Operations atFFTW,
200 Park Avenue                                                                  Inc. since 1992,
New York, NY 10166
Age: 44
---------------------------------------------------------------------------------------------------------------------
William E. Vastardis                Treasurer, Chief          Treasurer and      President of EOS Fund Services LLC
EOS Fund Services LLC               Financial Officer,        Principal          since 2003 and Co-Chief Executive
26 West 17th Street, Suite 601      Chief Compliance          Financial          Officer of EOS Compliance Services
New York, NY 10011                  Officer (CCO) and         Officer since      LLC since 2004; Managing Director
Age: 49                             Anti-Money Laundering     November 1997;     and Head of Fund Administration
                                    Officer                   formerly,          for Investors Capital Services,
                                                              Secretary from     Inc. (formerly AMT Capital
                                                              February 1998 to   Services, Inc.) from 1992 to 2003.
                                                              May 2000; CCO
                                                              since October
                                                              2004; AMLCO
                                                              since September
                                                              2002
---------------------------------------------------------------------------------------------------------------------
Victoria B. McFarlane               Assistant Treasurer       Since December     Director, Mutual Fund
Investors Bank & Trust                                        2003               Administration, Investors Bank &
200 Clarendon Street                                                             Trust Company since April 2002;
Boston, MA 02116                                                                 Assistant Vice President, MFS
Age: 38                                                                          Investment Management from 1998 to
                                                                                 2002
---------------------------------------------------------------------------------------------------------------------
Robin Meister                       Secretary                 Since May 2000     Chief Compliance Officer of FFTW
FFTW, Inc.                                                                       Inc. since 2004; Chief Legal and
200 Park Avenue                                                                  Risk Officer of FFTW, Inc. since
New York, NY 10166                                                               2002; General Counsel of FFTW Inc.
Age: 46                                                                          since 1998.
---------------------------------------------------------------------------------------------------------------------
Jill Grossberg                      Assistant Secretary       Since May 2000     Director, Mutual Fund
Investors Bank & Trust                                                           Administration, Investors Bank &
200 Clarendon Street                                                             Trust Company since April 2000,
Boston, MA 02116                                                                 Associate Counsel, Putnam
Age: 59                                                                          Investments, Inc. from 1995-2000.
---------------------------------------------------------------------------------------------------------------------

(1) Officers are elected to hold such office until their successor is elected and qualified to carry out the duties and responsibilities of their office, or until he or she resigns or is removed from office.

                                       6

No employee of the Investment Adviser, EOS Fund Services LLC ("EOS"; the
"Operations Monitoring Agent"), Investors Bank & Trust Company ("Investors
Bank"; the "Custodian"; the "Transfer Agent"; or the "Administrator") receives compensation from the Fund for acting as an officer or director of the Fund.
FFTW Funds, Inc. pays each director who is not a director, officer or employee of the Investment Adviser or Investors Bank or any of their affiliates, an annual retainer of $[ ] which is paid in quarterly installments. The lead independent Director receives additional compensation of $[ ] on an annual basis, which is paid quarterly.

DIRECTOR'S COMPENSATION TABLE FISCAL YEAR ENDED DECEMBER 31, 2004

----------------------------------------------------------------------------------------------------
                     AGGREGATE        PENSION OR             ESTIMATED          TOTAL COMPENSATION
                     COMPENSATION     RETIREMENT BENEFITS    ANNUAL             FROM REGISTRANT
                     FROM             ACCRUED AS PART        BENEFITS UPON      AND FUND COMPLEX
DIRECTOR             REGISTRANT       OF FUND EXPENSES       RETIREMENT         PAID TO DIRECTORS
--------             ----------       ----------------       ----------         -----------------

John C Head III*     $[     ]         $                       $                 $[     ]

Saul H. Hymans       $[     ]         $                       $                 $[     ]

Lawrence B. Krause   $[     ]         $                       $                 $[     ]

Andrea Redmond       $[     ]         $                       $                 $[     ]

----------------------------------------------------------------------------------------------------

Stephen P. Casper**  $0               $0                      $0                $0
Onder John Olcay**   $0               $0                      $0                $0

*  Lead Independent Director
** Received no compensation from the Fund.
----------------------------------------------------------------------------------------------------

By virtue of the responsibilities assumed by the Investment Adviser, Investors
Bank, EOS and their affiliates under their respective agreements with the Fund, the Fund itself requires no employees in addition to its officers.

Directors and officers of the Fund collectively owned [      ] of the Fund's
outstanding shares as of April 1, 2005.

DIRECTORS' SHARE OWNERSHIP IN THE FUND AS OF DECEMBER 31, 2004
--------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
                                                                             AGGREGATE DOLLAR RANGE OF EQUITY
                                 DOLLAR RANGE OF EQUITY SECURITIES IN EACH   SECURITIES IN THE PORTFOLIOS OF THE
NAME OF DIRECTOR                 PORTFOLIO OF THE FUND                       FUND
------------------------------------------------------------------------------------------------------------------

DISINTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------
John C Head III                  [     ]                                     [     ]
------------------------------------------------------------------------------------------------------------------
Lawrence B. Krause               [     ]                                     [     ]
------------------------------------------------------------------------------------------------------------------
Saul H. Hymans                   None                                        None
------------------------------------------------------------------------------------------------------------------
Andrea Redmond                   [     ]                                     [     ]
------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTORS
------------------------------------------------------------------------------------------------------------------
Stephen P. Casper                [     ]                                     [     ]
------------------------------------------------------------------------------------------------------------------
Onder John Olcay                 [     ]                                     [     ]
------------------------------------------------------------------------------------------------------------------

As of December 31, 2004, neither the Independent Directors nor any of their immediate family members owned any securities issued by FFTW, Inc., Charter
Atlantic Corporation, Quasar Distributors, LLC ("Quasar") or any other company controlling, controlled by or under common control with FFTW, Inc., Charter
Atlantic Corporation or Quasar, except as noted above.

                                       7

COMMITTEES OF THE BOARD OF DIRECTORS
------------------------------------
The Board of Directors has an Audit Committee and Nominating Committee, each of which is comprised of all of the Directors who are not interested persons of the
Fund. Currently, Messrs. Head, Hymans, Krause and Ms. Redmond comprise both the
Audit and Nominating Committees.

The Nominating Committee, pursuant to a Nominating Committee Charter, adopted by the Board, nominates Independent Directors for election to the Fund's Board of
Directors. The Nominating Committee met one time during the fiscal year ended
December 31, 2004. The Nominating Committee will not consider nominees recommended by shareholders. The Audit Committee, pursuant to an Audit Committee
Charter adopted by the Board, recommends the selection and compensation of the
Fund's accounting firm, pre-approves all audit and non-audit services, oversees the Fund's accounting and financial reporting policies and practices, its internal controls and internal controls of certain service providers; oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof; ascertains the independence of the Fund's independent auditors; and acts as liaison between the Fund's independent auditors and the full Board of Directors. The Audit Committee met three times during the fiscal year ended December 31, 2004.

CODE OF ETHICS
--------------
The Fund, Investment Adviser and the Distributor have each adopted a Code of
Ethics (each a "Code"; collectively, the "Codes") under Rule 17j-1 of the 1940
Act governing the personal investment activity by investment company personnel, including portfolio managers, and other persons affiliated with the Fund, who may be in a position to obtain information regarding investment recommendations or purchases and sales of securities for a Portfolio. These Codes permit persons covered by the Codes to invest in securities for their own accounts, including securities that may be purchased or held by a Portfolio, subject to restrictions on investment practices that may conflict with the interests of a Portfolio.

PROXY VOTING PROCEDURES
-----------------------
The Fund has delegated proxy voting responsibilities to the Investment Adviser, subject to the Board's general oversight. In delegating proxy responsibilities, the Board has directed that proxies be voted consistent with the Fund and its shareholders' best interests and in compliance with all applicable proxy voting rules and regulations. The Investment Adviser has adopted its own proxy voting policies and guidelines for this purpose. The Proxy Voting Procedures address, among other things, material conflicts of interest that may arise between the interests of the Fund and the interests of the Investment Adviser and its affiliates. The Proxy Voting Procedures are provided in Appendix B of this SAI.

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1)
without charge, upon request, by calling the Portfolios toll-free at
(800)247-0473; and (2) on the SEC's website at http://www.sec.gov.

PORTFOLIO MANAGER DISCLOSURE
----------------------------

FFTW INTERNATIONAL PORTFOLIO
----------------------------

Kevin Corrigan, Managing Director, joined FFTW July 1995.Mr. Corrigan is one of seven senior portfolio managers on the Investment Strategy Group, which establishes overall portfolio exposures. Mr. Corrigan heads the Non-US Corporate
Credit Team and co-heads FFTW's corporate absolute return products. He is the product manager for FFTW's European Domestic portfolios.

                                       8

Richard Williams, co-Chief Investment Officer and Managing Director, joined FFTW in 1995. In his role as co-Chief Investment Officer, Mr. Williams chairs the
Investment Strategy Group, which determines the investment strategy and sector allocations for all portfolios under the firm's management. His primary portfolio responsibility is for global aggregate portfolios.

FFTW MORTGAGE-BACKED PORTFOLIO
------------------------------

Andrew M. Headley, CFA, Portfolio Manager, joined FFTW in 1994. Mr. Headley is a specialist in the Structured Products Team, where he has worked since 1996. He focuses on various sectors of the commercial and residential mortgage-backed securities markets including pass-throughs, collateralized mortgage obligations and other structured securities. Mr. Headley also acts as portfolio manager for a number of broad-market portfolios, with responsibility for asset allocation, portfolio construction and risk management.

FFTW WORLDWIDE PORTFOLIO
------------------------

FFTW WORLDWIDE CORE PORTFOLIO
-----------------------------

David J. Marmon, Managing Director, joined FFTW in 1990. He is one of seven senior portfolio managers on the Investment Strategy Group, which establishes overall portfolio exposures. Mr. Marmon leads the US Corporate Credit Team, which determines the security selection of corporate and high yield bonds, and co-heads FFTW's corporate absolute return products.

FFTW U.S. SHORT-TERM PORTFOLIO
------------------------------

FFTW LIMITED DURATION PORTFOLIO
-------------------------------

Ken O'Donnell, CFA, Portfolio Manager, joined FFTW in 2002. Currently, Mr.
O'Donnell manages portfolios of structured securities consisting primarily of asset-backed (ABS) and mortgage-backed securities (MBS) as well as agency and US government securities. He is also responsible for the management of money market, short and short-intermediate portfolios.

FFTW U.S. INFLATION-INDEXED PORTFOLIO
-------------------------------------

FFTW GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
----------------------------------------------

Paul J. Zhao, Portfolio Manager, joined FFTW in 2004. Mr. Zhao is the product manager for the firm's US Government and TIPS mandates, Short Duration - No
Credit portfolios, and global inflation-linked bond funds.

Please refer to the table below for all portfolios managed by the Portfolio
Managers listed above, sorted according to their role as a Primary or Secondary
Portfolio Manager.

                                       9

----------------------------------------------------------------------------------------------------------------------
                                                                   PRIMARY PORTFOLIO MANAGER
                                          KEVIN         RICHARD       ANDREW        DAVID         KEN           PAUL
(ASSETS IN $MM)                           CORRIGAN      WILLIAMS      HEADLEY       MARMON        O'DONNELL     ZHAO
----------------------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES
----------------------------------------------------------------------------------------------------------------------
  TOTAL ACCOUNTS MANAGED                       2            11           0               1             3           2
  TOTAL ASSETS MANAGED                     1,350         1,947           0             215           171         126
----------------------------------------------------------------------------------------------------------------------
    Accounts with Performance Fee              1             0           0               0             2           0
    Assets with Performance Fee              315             0           0               0            75           0
----------------------------------------------------------------------------------------------------------------------
    Accounts without Performance Fee           1            11           0               1             1           2
    Assets without Performance Fee         1,035         1,947           0             215            96         126
----------------------------------------------------------------------------------------------------------------------
OTHER POOLED INVESTMENT VEHICLES
----------------------------------------------------------------------------------------------------------------------
  TOTAL ACCOUNTS MANAGED                       0             0           0               1             0           0
  TOTAL ASSETS MANAGED                         0             0           0           2,948             0           0
----------------------------------------------------------------------------------------------------------------------
    Accounts with Performance Fee              0             0           0               0             0           0
    Assets with Performance Fee                0             0           0               0             0           0
----------------------------------------------------------------------------------------------------------------------
    Accounts without Performance Fee           0             0           0               1             0           0
    Assets without Performance Fee             0             0           0           2,948             0           0
----------------------------------------------------------------------------------------------------------------------
OTHER ACCOUNTS
----------------------------------------------------------------------------------------------------------------------
  TOTAL ACCOUNTS MANAGED                      19            31           5              12            14          11
  TOTAL ASSETS MANAGED                     2,713         6,096         548           2,875         2,254       1,902
----------------------------------------------------------------------------------------------------------------------
    Accounts with Performance Fee              3             6           2               8             4           3
    Assets with Performance Fee              494         1,760         174           1,673         1,179         782
----------------------------------------------------------------------------------------------------------------------
    Accounts without Performance Fee          16            25           3               4            10           8
    Assets without Performance Fee         2,219         4,336         374           1,202         1,075       1,121
----------------------------------------------------------------------------------------------------------------------
      TOTAL ACCOUNTS MANAGED                  21            42           5              14            17          13
      TOTAL ASSETS MANAGED                 4,063         8,043         548           6,039         2,424       2,028
----------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
                                                              SECONDARY PORTFOLIO MANAGER
                                             KEVIN      RICHARD    ANDREW     DAVID      KEN        PAUL
(ASSETS IN $MM)                              CORRIGAN   WILLIAMS   HEADLEY    MARMON     O'DONNELL  ZHAO
-----------------------------------------------------------------------------------------------------------

REGISTERED INVESTMENT COMPANIES
-----------------------------------------------------------------------------------------------------------
  TOTAL ACCOUNTS MANAGED                         0          0            0         9         1         0
  TOTAL ASSETS MANAGED                           0          0            0     1,596        51         0
-----------------------------------------------------------------------------------------------------------
    Accounts with Performance Fee                0          0            0         0         0         0
    Assets with Performance Fee                  0          0            0         0         0         0
-----------------------------------------------------------------------------------------------------------
    Accounts without Performance Fee             0          0            0         9         1         0
    Assets without Performance Fee               0          0            0     1,596        51         0
-----------------------------------------------------------------------------------------------------------
OTHER POOLED INVESTMENT VEHICLES
-----------------------------------------------------------------------------------------------------------
  TOTAL ACCOUNTS MANAGED                         0          0            0         0         0         0
  TOTAL ASSETS MANAGED                           0          0            0         0         0         0
-----------------------------------------------------------------------------------------------------------
    Accounts with Performance Fee                0          0            0         0         0         0
    Assets with Performance Fee                  0          0            0         0         0         0
-----------------------------------------------------------------------------------------------------------
    Accounts without Performance Fee             0          0            0         0         0         0
    Assets without Performance Fee               0          0            0         0         0         0
-----------------------------------------------------------------------------------------------------------
OTHER ACCOUNTS
-----------------------------------------------------------------------------------------------------------
  TOTAL ACCOUNTS MANAGED                         1          4            5         4         0         6
  TOTAL ASSETS MANAGED                          53        690        1,300       475         0     1,406
-----------------------------------------------------------------------------------------------------------
    Accounts with Performance Fee                0          1            2         1         0         6
    Assets with Performance Fee                  0         50          166        56         0     1,406
-----------------------------------------------------------------------------------------------------------
    Accounts without Performance Fee             1          3            3         3         0         0
    Assets without Performance Fee              53        641        1,135       418         0         0
-----------------------------------------------------------------------------------------------------------
      TOTAL ACCOUNTS MANAGED                     1          4            5        13         1         6
      TOTAL ASSETS MANAGED                      53        690        1,300     2,071        51     1,406
-----------------------------------------------------------------------------------------------------------

Registered Investment Companies includes Mutual Funds
Other Pooled Investment Vehicles includes Pooled Trusts
Fund Pensions and others.
FFTW Mutual Funds not included in total

Managing Conflict
-----------------

Conflicts of interest of the type that may arise when an investment adviser serves as an adviser to both a mutual fund and other accounts are minimized at
FFTW by FFTW's investment management decision making process and FFTW's trade allocation policy.

Investment decisions are executed by FFTW Market Specialists, the Investment
Strategy Group ("ISG") and the specific portfolio team assigned to a client portfolio. Market Specialists are the first and last steps in the investment decision making process. In the first step, senior Market Specialists provide input to the ISG regarding specific investment themes relating to each sector of specialization, which include interest rate management, corporate credit, structured

                                       10

credit and foreign exchange. The ISG meets weekly to identify fixed income sectors that offer the highest relative value over a three to six month horizon and concludes with definitive positive/negative recommendations for sectors.
Each portfolio is assigned a Portfolio Manager who is responsible for assuring the implementation of the sector biases of the ISG. These sector biases are expressed in terms of risk exposures relative to a benchmark. A Client Portfolio
Manager is responsible for setting a Portfolio's risk parameters at the
Portfolio's inception, based upon the Portfolio's specific investment guidelines and overall risk preferences and is responsible for monitoring the portfolio's compliance with such parameters. In the last step, Market Specialists decide when to add or subtract investment exposure within a sub-sector and when to execute buy/sell recommendations for individual securities, all consistent with the recommendations of the ISG. This process ensures that investment decisions for specific portfolios are consistent with firm's overall strategy, taking into account the individual portfolio's benchmark, risk parameters and investment guidelines.

In addition, FFTW executes trades on behalf of all similarly managed accounts within a product group on a block basis. Block transactions are allocated fairly and equitably across all participating accounts utilizing an automated, non-preferential proprietary trade execution system that allocates the trades according to each participating portfolio's size and risk profile. The automated allocation system ensures that no managed account is favored with respect to the selection of securities or timing of purchase or sale of securities over another account.

Trade allocation and best execution is monitored and reviewed on a monthly basis as part of the Compliance Monitoring Program, which is carried out independently by FFTW's Risk Oversight Group. This review takes into consideration FFTW's trading procedures and the nature of the fixed income markets. Trade execution prices for a sample of tickets are compared with an independent source. An explanation is sought from the Market Specialist in case of significant variance between the trade execution price and the independent source. A report is issued to senior management on a quarterly basis. Diversions from FFTW's policy to allocate investment opportunities fairly and equitably across all participating accounts would be identified during this review.

Compensation Structure
----------------------
FFTW aims to provide all staff with total compensation packages competitive with the applicable local market (New York, London, Tokyo and Singapore).
Compensation for specific individuals is based on a combination of individual, team and firm performance. Where possible, quantifiable goals are established;
actual performance is then assessed against these goals, and total compensation is determined.

There are three standard components to the remuneration structure for the professional staff: salary, discretionary bonus and profit sharing. For outstanding members of the staff, there is also the opportunity to become a
Shareholder/Managing Director of FFTW.

A significant portion of remuneration is variable compensation, which is dependent on investment results and value-added for clients, and on other important responsibilities such as contributions to developing our investment process and interaction with clients. Discretionary bonuses are paid to all employees; for the more senior professionals, the overall profitability of the firm becomes increasingly important to overall compensation levels.

Retention of senior professionals in the investment area is promoted through participation in the firm's deferred compensation program, a program that defers a portion of incentive compensation for four years and is invested in equity-related units tied to the value of the firm's stock price.

                                       11

Individual and team performance are evaluated in absolute terms for total return strategies and in terms of excess return compared to the benchmark for those strategies managed against a market benchmark, which comprises the bulk of the firm's portfolios. All portfolios are managed within predefined tracking volatility parameters, and have a volatility target, a return target and as a result an expected information ratio. All of these targets are taken into account when evaluating investment professionals. Return relative to peers is taken into account but is given less importance than the parameters detailed above. The risks taken to achieve performance are carefully monitored on an ongoing basis as each client has a tracking error target. Any deviation from this target is monitored by the relevant CIO, the product teams and the client portfolio managers to ensure that neither too much nor too little risk is taken in a portfolio.

The firm manages both long-only portfolios and long-short or alternative investment products. Specifically, FFTW manages two relative value strategies through two Cayman Island funds as well as in separate institutional accounts.
The firm offers a variety of fee schedules for its investment products which include both performance and management fees, where appropriate. Investment professionals are compensated based upon the totality of all client portfolios for which they exercise investment authority. Factors such as varying fee structures, complexity of investment advice and allocation of resources are considered in determining an individual's compensation. Shareholder/Managing
Directors receive discretionary bonuses, which are funded in part from revenue generated from certain accounts for which performance fees are paid. This could create a potential conflict in the management of non-performance fee accounts, including the Fund.

To address these potential conflicts, FFTW's investment decision-making and trade allocation policies and procedures are designed to ensure that none of the firm's clients are disadvantaged in the firm's management of accounts.
Additionally, the firm's internal controls are tested on a routine schedule as part of FFTW's Global Compliance Monitoring Program and annually, the firm engages its external auditor to perform a SAS 70 exam.

Measurement periods are annual, although salary increases and bonuses are paid at different times of the year. All investment professional's compensation is determined by senior management, upon assessing personal achievement, collective goals and objectives, and overall profitability of the firm.

As of December 31, 2004, neither Kevin Corrigan, Richard Williams, Andrew
Headley, David Marmon, Ken O'Donnell, or Paul Zhao owned shares of any FFTW
Portfolio.

                                       12

INVESTMENT ADVISER AND SUB-ADVISER AGREEMENTS
---------------------------------------------
The Fund has a separate advisory agreement with respect to each Portfolio. The
Fund also has a separate sub-advisory agreement with respect to certain of the
Portfolios. Pursuant to their terms, the advisory agreements between the Fund and the Investment Adviser (the "Advisory Agreements") and the sub-advisory agreements (the "Sub-advisory Agreements") between the Investment Adviser and its affiliate, Fischer Francis Trees & Watts (the "Sub-adviser"), remain in effect for two years following their date of execution. Thereafter, such agreements will automatically continue for successive annual periods, provided that they are specifically approved at least annually by the Board of Directors or by the vote of a majority of a Portfolio's outstanding shares (as defined in the 1940 Act) voting as a single class, provided, that in either event, the continuance is also approved by:

a.   at least a majority of the Board of Directors who are not "interested persons"(as defined in the 1940 Act) of the Fund, by vote cast in person at a meeting called for the purpose of voting on such approval; and

b.   the Investment Adviser (Sub-Adviser).

The Independent Directors of the Board consider a number of factors when approving the Advisory and Sub-Advisory Agreements at an annual meeting called specifically for that purpose. At the most recent meeting at which the current
Advisory and Sub-Advisory Agreements were approved, the Directors carefully considered the following items: (i) a memorandum from counsel setting forth the
Board's fiduciary duties and responsibilities under the 1940 Act and Maryland law and the factors the Board should consider in its evaluation of the Advisory
Agreements; (ii) a report comparing the performance of each Portfolio of the
Fund to the performance of its applicable indices; (iii) a Lipper report comparing each Portfolio's advisory fees and expenses to those of its peer group; (iv) the compensation paid to the Investment Adviser and the Sub-Adviser by each Portfolio of the Fund; (v) the fiduciary duty owed by the Investment
Adviser and Sub-Adviser to each Portfolio of the Fund with respect to such compensation; (vi) the services performed by the Investment Adviser/Sub-Adviser and the Investment Adviser/Sub-Adviser's expertise with respect to those services; and (vii) the Investment Adviser/Sub-Adviser's profitability.

Each Advisory and Sub-Advisory Agreement is terminable without penalty:

a.   on not less than 60 days' notice by the Board of Directors,

b.   by a vote of the holders of a majority of the relevant Portfolio's outstanding shares voting as a single class, or

c.   upon not less than 60 days' notice by the Investment Adviser or the
     Sub-Adviser.

Each Advisory and Sub-Advisory Agreement will terminate automatically in the event of its assignment (as defined in the 1940 Act).

INVESTMENT ADVISER'S/SUB-ADVISER'S PAYMENT OF FUND EXPENSES
-----------------------------------------------------------
The Investment Adviser pays all of its expenses arising from the performance of its obligations pursuant to the Advisory Agreements, including:

a.   all executive salaries and expenses of the Fund's directors who are employees of the Investment Adviser or its affiliates,

b.   officers employed by the Investment Adviser or its affiliates; and

c.   the office rent of the Fund.

                                       13

The Investment Adviser pays all of the fees payable to its affiliate as
Sub-Adviser. The Sub-Adviser pays all of its expenses arising from the performance of its obligations under the Sub-Advisory Agreements.

FUND'S PAYMENT OF FUND EXPENSES
-------------------------------
Subject to the expense reimbursement provisions described in the Prospectus under "Fee Table," other expenses incurred in the operation of the Fund are borne by the Fund, including, without limitation:

a.  brokerage commissions,                 i. expenses of printing and
                                              distributing reports to
b.  insurance premiums and extraordinary      shareholders,
    expenses such as litigation expenses,
                                           j. expenses of printing and filing
c.  fees and expenses of independent          reports and other documents
    attorneys,                                filed with governmental agencies,

d.  auditors,                              k. notices and proxy materials to
                                              existing shareholders, custodians,
f.  administrators,
                                           l. interest,
g.  expenses of registering and
    qualifying shares of the Fund under    m. expenses of annual and special
    federal and state laws and                shareholders' meetings, and
    regulations,
                                           n. fees and expenses of directors of
                                              the Fund who are not employees of
h. fees and expenses of the                   the Investment Adviser or its
   chief compliance officer,                  affiliates.

PORTFOLIOS' PAYMENT OF FUND EXPENSES
------------------------------------
Fund expenses directly attributable to a Portfolio are charged to that
Portfolio; other expenses are allocated proportionately among all the Portfolios in relation to their net assets. As compensation for the services rendered by the Investment Adviser under the Advisory Agreements, each Portfolio pays the
Investment Adviser an advisory fee which is calculated by applying the following annual percentage rates to such Portfolio's average daily net assets for the quarter (in the case of the U.S. Short-Term and Worldwide Portfolios) or month
(all other Portfolios):

                                                          CURRENT INVESTMENT
                                                          ADVISORY FEE AFTER
                                         INVESTMENT         VOLUNTARY AND
               ACTIVE                     ADVISORY         CONTRACTUAL FEE
              PORTFOLIO               FEE PER AGREEMENT        WAIVER*

U.S. Short-Term                             0.30%               0.15%
Limited Duration                            0.35%               0.15%
Mortgage-Backed                             0.30%               0.10%
Worldwide                                   0.40%               0.40%
Worldwide Core                              0.40%               0.25%
International                               0.40%               0.40%
U.S. Inflation-Indexed                      0.40%               0.20%
Global Inflation-Indexed Hedged             0.40%               0.20%

                                       14

                                         INVESTMENT
              INACTIVE                    ADVISORY
              PORTFOLIO               FEE PER AGREEMENT
Mortgage LIBOR                              0.30%
Asset-Backed                                0.10%
High Yield                                  0.40%
Enhanced Equity Market                      0.35%
U.S. Treasury                               0.30%
U.S. Corporate                              0.10%
Broad Market                                0.35%
International Corporate                     0.10%
Global High Yield                           0.50%

* Management fees for all Portfolios, except the Worldwide and International
Portfolios and the Inactive Portfolios, show management fee rates after the voluntary waiver of management fees. Voluntary fee waivers may be terminated at any time.

For the last three fiscal years, the amount of advisory fees paid by each
Portfolio (net of waivers of management fees and reimbursements to the
Portfolios of other expenses) were as follows:

---------------------------------------------------------------------------------------------------------------------
                                  YEAR ENDED                      YEAR ENDED                     YEAR ENDED
PORTFOLIO NAME                    DECEMBER 31, 2004               DECEMBER 31, 2003              DECEMBER 31, 2002
---------------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------------
U.S. Short-Term                          $[   ]                       $140,911                        $210,640
---------------------------------------------------------------------------------------------------------------------
Limited Duration                         [    ]                        233,878                         154,245
---------------------------------------------------------------------------------------------------------------------
Mortgage-Backed                          [    ]                        130,816                         225,124
---------------------------------------------------------------------------------------------------------------------
Worldwide                                [    ]                        609,047                         636,326
---------------------------------------------------------------------------------------------------------------------
Worldwide Core                           [    ]                        236,320                         390,294
---------------------------------------------------------------------------------------------------------------------
International                            [    ]                        309,152                         347,317
---------------------------------------------------------------------------------------------------------------------
U.S. Inflation-Indexed                   [    ]                        130,305                         108,436
---------------------------------------------------------------------------------------------------------------------
Global Inflation-Indexed
Hedged*                                  [    ]                         19,330                             N/A
---------------------------------------------------------------------------------------------------------------------

* The Global Inflation-Indexed Hedged Portfolio commenced operations on January
14, 2003.

ADMINISTRATION AGREEMENT
------------------------
Pursuant to an Administration Agreement dated August 15, 2003, Investors Bank serves as the Fund's Administrator. I Investors Bank assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund other than investment advisory activities, including:
custodial, transfer agent, dividend disbursing, accounting, auditing, compliance and related services. Pursuant to its terms, the Administration Agreement between the Fund and Investors Bank, is for a period of three years from the above date. Thereafter, the Administrative Agreement will automatically continue for successive annual periods subject to the approval of the Fund's Board of
Directors.

                                       15

The Fund pays Investors Bank a monthly fee at an annual rate of 0.05% of the
Fund's average daily net assets on the first $350 million, 0.03% thereafter up to $2 billion and 0.025% on assets over $2 billion. The Fund also reimburses
Investors Bank for certain costs.

For the last three fiscal years, the administration fees paid by each Portfolio were as follows:

------------------------------------------------------------------------------------------------------------------
                                  YEAR ENDED                      YEAR ENDED                     YEAR ENDED
PORTFOLIO NAME                    DECEMBER 31, 2004               DECEMBER 31, 2003              DECEMBER 31, 2002
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
U.S. Short-Term                         $[   ]                        $50,977                         $95,786
------------------------------------------------------------------------------------------------------------------
Limited Duration                         [   ]                         81,393                          77,498
------------------------------------------------------------------------------------------------------------------
Mortgage-Backed                          [   ]                         73,665                         160,955
------------------------------------------------------------------------------------------------------------------
Worldwide                                [   ]                         85,421                          93,223
------------------------------------------------------------------------------------------------------------------
Worldwide Core                           [   ]                         50,562                          96,611
------------------------------------------------------------------------------------------------------------------
International                            [   ]                         40,933                          59,198
------------------------------------------------------------------------------------------------------------------
U.S. Inflation-Indexed                   [   ]                         43,439                          34,568
------------------------------------------------------------------------------------------------------------------
Global Inflation-Indexed Hedged*         [   ]                          9,622                             N/A
------------------------------------------------------------------------------------------------------------------

* The Global Inflation-Indexed Hedged Portfolio commenced operations on January
14, 2003.

                                       16

OPERATIONS MONITORING AGREEMENT
-------------------------------
Pursuant to an Operations Monitoring Agreement effective August 15, 2003, EOS
Fund Services LLC, 26 West 17th Street, Suite 601, New York, NY 10011, the
President of which serves as an officer of the Fund, earns a fee for providing operations monitoring services to the Fund as well as to other investment vehicles offered by the Fund's investment adviser according to the following schedule: 0.02% of the first $3.5 billion of the combined average daily net assets of the Fund and the other investment vehicles, 0.015% thereafter up to $5 billion, 0.01% thereafter up to $7.5 billion, 0.0075% thereafter up to $10 billion and 0.005% on assets over $10 billion.

For the period from August 15, 2003 through December 31, 2004, the operations monitoring fees paid by each Portfolio were as follows:

----------------------------------------------------------------------------------------
                                  YEAR ENDED DECEMBER PERIOD     FROM AUGUST 15, 2003-
PORTFOLIO NAME                    31, 2004                       DECEMBER 31, 2003
----------------------------------------------------------------------------------------

U.S. Short-Term                              $[   ]                      $7,911
----------------------------------------------------------------------------------------
Limited Duration                             $[   ]                     $11,338
----------------------------------------------------------------------------------------
Mortgage-Backed                              $[   ]                     $10,039
----------------------------------------------------------------------------------------
Worldwide                                    $[   ]                     $13,468
----------------------------------------------------------------------------------------
Worldwide Core                               $[   ]                      $6,340
----------------------------------------------------------------------------------------
International                                $[   ]                      $5,717
----------------------------------------------------------------------------------------
U.S. Inflation-Indexed                       $[   ]                      $6,467
----------------------------------------------------------------------------------------
Global Inflation-Indexed Hedged              $[   ]                      $1,578
----------------------------------------------------------------------------------------

CHIEF COMPLIANCE OFFICER
------------------------
The Fund has contracted with EOS Compliance Services LLC to provide services with respect to the monitoring of the Fund's compliance program pursuant to Rule
38a-1 of the 1940 Act. EOS Compliance Services LLC has designated William E.
Vastardis as the Fund's Chief Compliance Officer. For these services, the Fund pays EOS Compliance Services LLC a monthly fee, plus any out-of-pocket expenses.
Each Portfolio pays a pro rata portion of the fees based on its share of the
Fund's average monthly net assets. The Fund's Board of Directors approved these arrangements at a meeting on September 23, 2004.

                          PRINCIPAL SECURITIES HOLDERS

All shares of each Portfolio listed in this section are Common Stock, $0.01 per share. Persons who own 25% or more of the outstanding shares of a Portfolio may be deemed "control persons" (as such term is defined in the 1940 Act) and may take actions without the approval of the other shareholders of a Portfolio. As of April 1, 2005, the following persons held 5% or more of the outstanding shares of each Portfolio as indicated below.

As of April 1, 2005, the Investment Adviser had discretionary Advisory
Agreements with shareholders of the Fund representing [ ]% of the Fund's total net assets and therefore may be deemed to be a "control person" of the Fund as such term is defined in the 1940 Act.

                                       17

                            U.S. SHORT-TERM PORTFOLIO

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

                           LIMITED DURATION PORTFOLIO

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

                            MORTGAGE-BACKED PORTFOLIO

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

                               WORLDWIDE PORTFOLIO

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

                                       18

                            WORLDWIDE CORE PORTFOLIO

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

                             INTERNATIONAL PORTFOLIO

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

                        U.S. INFLATION-INDEXED PORTFOLIO
                 (FORMERLY, INFLATION-INDEXED HEDGED PORTFOLIO)

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

                    GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
                     (FORMERLY, INFLATION-INDEXED PORTFOLIO)

NAME AND ADDRESS OF BENEFICIAL OWNER                        PERCENT OF PORTFOLIO
------------------------------------                        --------------------

                           DISTRIBUTION OF FUND SHARES

The Advisor Class and Investor Class shares of the Fund are distributed by
Quasar, pursuant to a Distribution Agreement dated as of October 1, 2001, by and among the Fund, Investors Bank and Quasar. Investors Bank pays the distribution fees payable pursuant to the Distribution Agreement. FFTW pays all other fees and expenses related to the distribution of Advisor Class shares. In this relationship, the Fund and Quasar have agreed to indemnify one another against certain liabilities. Investor Class shares are also distributed by other broker-dealers who have entered into an authorized dealer agreement with Quasar and the Fund.

                                       19

The Directors have approved Distribution and Shareholder Services Plans on behalf of Investor Class shares of each Portfolio (the Plans) pursuant to Rule
12b-1 under the 1940 Act (the Rule) and a Shareholder Services Plan on behalf of
Advisor Class shares of each Portfolio. The Rule provides in substance that a mutual fund may not engage directly or indirectly in financing any activity that is primarily intended to result in the sale of shares of the fund except pursuant to a plan approved on behalf of the fund under the Rule. The Plans, as approved by the Directors, allow Investor Class to incur certain expenses that might be considered to constitute direct or indirect payment by the Portfolios of distribution expenses.

Pursuant to the Distribution Plan, each Portfolio is authorized to pay Quasar, as compensation for their services as distributor of the Investor Class Shares of the Fund, and to other broker-dealers who have entered into an authorized dealer agreement with Quasar, as compensation for distribution-related services for each of the Portfolio's Investor Class Shares, a distribution fee at the rate not to exceed 0.25% on an annualized basis of the average daily net assets of each Portfolio's Investor Class Shares.

The amount of the fees payable by the Fund to Quasar or others is not related directly to expenses incurred by Quasar or others on behalf of the Fund in serving as distributor of the Investor Class Shares. The Plan and the
Distribution Agreement do not obligate the Fund to reimburse Quasar or others for such expenses. If the distribution expenses with respect to the Investor
Class Shares of the Fund exceed the fee set forth above, the Fund will not pay
Quasar or others any additional fees. Conversely, if such expenses of Quasar or others are less than the fee set forth above, then the other party shall be entitled to keep any excess fee.

To the extent that the Plan gives the Fund and Quasar greater flexibility in connection with the distribution of class shares, additional sales of class shares or stabilization of cash flows may result. Furthermore, certain shareholder support services may be provided more effectively under the Plans by local entities with whom shareholders have other relationships.

Pursuant to the Shareholder Services Plan, each Portfolio is authorized to make payments by a fund for personal service or maintenance of shareholder accounts.
The payment for shareholder services for both the Investor and Advisor Classes may not exceed 0.25% of the average daily net assets of Investor Class or
Advisor Class shares owned by their respective shareholders. All expenses incurred by a Portfolio in respect of the Shareholder Services Plan are borne by the holders of the applicable class of shares. Currently, no service fees are being charged to Advisor Class shares.

The Plans were not in effect during the previous fiscal year. Therefore, no distribution or service fees were paid by Investor Class shares for the fiscal year ended December 31, 2004.

Investors should note that not every Portfolio of the Fund listed in the
Prospectus is registered in every state or territory. If a Portfolio is not registered in your state or territory, you may not purchase shares of that
Portfolio.

                                       20

                       SUPPLEMENTAL PORTFOLIO INFORMATION

                               PORTFOLIO TURNOVER

Portfolio turnover rates are believed to be higher than the turnover experienced by most fixed income funds, due to the Investment Adviser's active management of duration. High portfolio turnover may involve greater brokerage commissions and transactions costs, which will be paid by a Portfolio; however, the Investment
Adviser undertakes portfolio transactions with the objective of either reducing risk or improving return, and such transactions involve highly liquid securities with relatively low transaction costs. In addition, high turnover rates may result in increased short-term capital gains. The following table represents each Portfolio's portfolio turnover rate for the fiscal years ended December 31,
2004 and 2003.

------------------------------------------------------------------------------------------------
                                  YEAR ENDED                      YEAR ENDED
PORTFOLIO NAME                    DECEMBER 31, 2004               DECEMBER 31, 2003
------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------
U.S. Short-Term [ ]% 190%
------------------------------------------------------------------------------------------------
Limited Duration                               [ ]%                           352%
------------------------------------------------------------------------------------------------
Mortgage-Backed                                [ ]%                           582%
------------------------------------------------------------------------------------------------
Worldwide                                      [ ]%                           392%
------------------------------------------------------------------------------------------------
Worldwide Core                                 [ ]%                           441%
------------------------------------------------------------------------------------------------
International                                  [ ]%                           223%
------------------------------------------------------------------------------------------------
U.S. Inflation-Indexed                         [ ]%                           154%
------------------------------------------------------------------------------------------------
Global Inflation-Indexed Hedged                [ ]%                           137%
------------------------------------------------------------------------------------------------

                                       21

                         ANTICIPATED PORTFOLIO TURNOVER

The following table represents each Portfolio's anticipated portfolio turnover ranges for those portfolios that have not yet commenced operations as of
December 31, 2004.

PORTFOLIO NAME                                   ANTICIPATED PORTFOLIO TURNOVER
--------------------------------------------------------------------------------
Mortgage LIBOR Portfolio                        Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Asset-Backed Portfolio                          Between 500% and 1,000% per year
--------------------------------------------------------------------------------
High Yield Portfolio                            Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Enhanced Equity Portfolio                       Between 500% and 1,000% per year
--------------------------------------------------------------------------------
U.S. Treasury Portfolio                         Between 500% and 1,000% per year
--------------------------------------------------------------------------------
U.S. Corporate Portfolio                        Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Broad Market Portfolio                          Between 500% and 1,000% per year
--------------------------------------------------------------------------------
International Corporate Portfolio               Between 500% and 1,000% per year
--------------------------------------------------------------------------------
Global High-Yield Portfolio                     Between 500% and 1,000% per year
--------------------------------------------------------------------------------

                            MORTGAGE LIBOR PORTFOLIO

The term "LIBOR" is an acronym for London InterBank Offered Rate. LIBOR is the rate that most creditworthy international banks dealing in Eurodollars charge each other for large loans. LIBOR is used as the base for other large Eurodollar loans to less creditworthy corporations and governments. For purposes of this
Portfolio, home equity loans are considered mortgage-backed securities.

                            U.S. SHORT-TERM PORTFOLIO

Shares of the U.S. Short-Term Portfolio are not guaranteed by the U.S.
government. The U.S. Short-Term Portfolio is not a money market fund, and may engage in investments not permitted by money market funds under applicable regulations.

                             U.S. TREASURY PORTFOLIO

In most jurisdictions, investors in this Portfolio will earn income exempt from state and local tax. Consult with a tax adviser to determine if your state and local tax laws exempt income derived from U.S. Treasury mutual fund portfolios.
Shares of the U.S. Treasury Portfolio are not guaranteed by the U.S. government.

                                       22

                       SUPPLEMENTAL INVESTMENT INFORMATION

                     SUPPLEMENTAL DESCRIPTION OF INVESTMENTS

The different types of securities in which the Portfolios may invest, subject to their respective investment objectives, policies and restrictions, are described in the Prospectus under "Investment Information." Additional information concerning the characteristics of certain of the Portfolios' investments is set forth below.

U.S. TREASURY AND U.S. GOVERNMENT AGENCY SECURITIES
---------------------------------------------------
U.S. Treasury and U.S. government agency securities differ primarily in their interest rates, the lengths of their maturities and the dates of their issuance.
While U.S. government agency securities are issued under the authority of an Act of Congress, the U.S. government is not obligated to provide financial support to the issuing instrumentalities.

FOREIGN GOVERNMENT AND INTERNATIONAL AND SUPRANATIONAL AGENCY SECURITIES
------------------------------------------------------------------------
Obligations issued by foreign governmental entities have various kinds of government support. They include obligations issued or guaranteed by foreign governmental entities with taxing powers, and those issued or guaranteed by international or supranational entities. These obligations may or may not be supported by the full faith and credit of a foreign government, or several foreign governments. Examples of international and supranational entities include the following:

a.   International Bank for Reconstruction and Development;

b.   European Steel and Coal Community;

c.   Asian Development Bank;

d.   European Bank for Reconstruction and Development; and

e.   Inter-American Development Bank.

The governmental members, or "shareholders," usually make initial capital contributions to the supranational entity and in many cases are committed to make additional capital contributions if the supranational entity is unable to repay its borrowings.

BANK OBLIGATIONS
----------------
Each Portfolio limits its U.S. bank obligation investments to U.S. banks meeting the Investment Adviser's creditworthiness criteria. Each applicable Portfolio limits its investments in foreign bank obligations to foreign banks (including
U.S. branches of foreign banks) meeting the Investment Adviser's or the
Sub-Adviser's investment quality standards. Generally, such foreign banks must be comparable to obligations of U.S. banks in which each Portfolio may invest.

REPURCHASE AND REVERSE REPURCHASE AGREEMENTS
--------------------------------------------
When participating in repurchase agreements, a Portfolio buys securities from a vendor (e.g., a bank or securities firm) with the agreement that the vendor will repurchase the securities at the same price plus interest at a later date.
Repurchase agreements may be characterized as loans secured by the underlying securities. In a reverse repurchase, a Portfolio sells securities it holds to a vendor with the agreement that it will repurchase the securities at the same price plus interest at a later date. Reverse repurchases may be characterized as borrowings secured by the underlying securities. Repurchase transactions allow the

                                       23

Portfolio to earn a return on available cash at minimal market risk. The
Portfolio may be subject to various delays and risks of loss should the vendor become subject to a bankruptcy proceeding or if it is otherwise unable to meet its obligation to repurchase. The securities underlying a repurchase agreement will be marked to market every business day so that the value of such securities is at least equal to the value of the repurchase price thereof, including the accrued interest thereon.

Repurchase and reverse repurchase agreements may also involve foreign government securities for which there is an active repurchase market. Transactions in foreign repurchase and reverse repurchase agreements may involve additional risks. The Investment Adviser expects that such repurchase and reverse repurchase agreements will primarily involve government securities of countries belonging to the Organisation for Economic Cooperation and Development ("OECD").
The member countries of the OECD include: Australia, Austria, Belgium, Canada,
Czech Republic, Denmark, Finland, France, Germany, Greece, Hungary, Iceland,
Ireland, Italy, Japan, Korea, Luxembourg, Mexico, Netherlands, New Zealand,
Norway, Poland, Portugal, Spain, Sweden, Switzerland, Turkey, United Kingdom and
the United States.

DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions occur when a Portfolio sells mortgage-backed securities to a bank or dealer (the "counterparty") along with a commitment to purchase from the counterparty similar, but not necessarily identical, securities at a future date, at a predetermined forward price. The counterparty receives all principal and interest payments, including prepayments, made on the security while it is the holder. The forward (purchase) price may be higher or lower than the sale price, depending on the projected interim cash flows and the financing rate for the securities during the period. Dollar rolls may be renewed over a period of several months with a new sale and repurchase price fixed and a cash settlement made at each renewal without physical delivery of securities. The transaction may be preceded by a firm commitment agreement, pursuant to which the Portfolio agrees to buy a security on a future date. To prevent the
Portfolio from using dollar roll transactions as a means of adding leverage beyond allowable limits, cash, U.S. government securities or other appropriate securities will be segregated in an amount sufficient to meet its purchase obligations under the transactions.

Dollar roll transactions are similar to reverse repurchase agreements in that they involve the sale of a security coupled with an agreement to repurchase.
Like all borrowings, a dollar roll involves costs to a Portfolio. For example, while the Portfolio receives a fee as consideration for agreeing to repurchase the security, the Portfolio forgoes the right to receive all principal and interest payments while the counterparty holds the security. These payments to the counterparty may exceed the fee received plus the interest the Portfolio receives by reinvesting the cash. Further, although the Portfolio can estimate the amount of expected principal prepayment over the term of the dollar roll, a variation in the actual amount of prepayment could increase or decrease the cost of the Portfolio's borrowing.

MORTGAGE-BACKED SECURITIES
--------------------------
Mortgage-backed securities (MBS) can be issued in multiple classes. Such securities are called multi-class mortgage-backed securities and the classes are often referred to as "tranches." MBS securities are issued at a specific fixed or floating coupon rate and have a stated maturity or final distribution date.
Principal prepayment on the underlying assets may cause the MBS to be retired substantially earlier than its stated maturity or final distribution date.
Interest is paid or accrues on all or most classes of the MBS on a periodic basis, typically monthly or quarterly. The principal and interest on the underlying assets may be allocated among the several classes of a series of a
MBS in many different ways. In a relatively common structure, payments of principal (including any principal prepayments) on the underlying assets are applied to the classes of a series of a MBS in the order of

                                       24

their respective stated maturities. In this type of structure, no payment of principal will be made on any MBS class until all other classes having an earlier stated maturity have been paid in full.

OTHER ASSET-BACKED SECURITIES
-----------------------------
Asset-backed securities (ABS) represent participations in, or are secured by and payable from, assets such as installment loan contracts (e.g. motor vehicles), leases of various types of real and personal property, receivables from revolving credit (credit card) agreements, retail mortgage loans, and other categories of receivables. Such assets are typically securitized through the use of bankruptcy remote trusts and special purpose corporations. Consequently, these securities are collateralized by such assets pledged to the trust from which securities are issued. Asset-backed securities may be subject to principal prepayments on the underlying assets, at varying speeds, which may cause the final maturity of the ABS to deviate significantly from its stated maturity or final distribution date. Asset-backed securities may also be subject to liquidity constraints. Payments or distributions of principal and interest may be guaranteed up to certain amounts and for a certain time period by a letter of credit or a pool insurance policy issued by a third party financial institution unaffiliated with the trust or corporation, or other credit enhancements may be present.

ZERO COUPON SECURITIES AND CUSTODIAL RECEIPTS
---------------------------------------------
Zero coupon securities include securities issued directly by the U.S. Treasury, and U.S. Treasury bonds or notes whose unmatured interest coupons and scheduled principal repayments have been separated by their holder. A holder, typically a custodian bank or investment brokerage firm, separates the interest coupons
("coupon") from the underlying principal (the "corpus") of the U.S. Treasury security. A number of securities firms and banks have "stripped" the interest coupons and resold them in custodial receipt programs under names such as
"Treasury Income Growth Receipts" ("TIGRS") and "Certificate of Accrual on
Treasuries" ("CATS"). The underlying U.S. Treasury bonds and notes themselves are held in book-entry form at the Federal Reserve Bank or, in the case of bearer securities (i.e., unregistered securities which are owned ostensibly by the bearer or holder thereof), in trust on behalf of the beneficial owners.
Counsel to the underwriters of these securities have stated that for Federal tax and securities law purposes, purchasers of such certificates, such as a
Portfolio, will most likely be deemed the beneficial holders of the underlying
U.S. Treasury securities.

The U.S. Treasury has facilitated transfer of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and corpus payments on Treasury securities through the Federal
Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as "Separate Trading of
Registered Interest and Principal of Securities" ("STRIPS"). Under the STRIPS
program, a Portfolio can have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of holding certificates or other evidences of ownership of the underlying U.S. Treasury securities.

When U.S. Treasury obligations have been stripped of their unmatured interest coupons by the holder, the principal or corpus is sold at a deep discount because the buyer receives only the right to receive a future fixed payment and does not receive any rights to periodic interest (cash) payments. Once stripped or separated, the corpus and coupons may be sold separately. Typically, the coupons are sold separately or grouped with other coupons with like maturity dates and sold in such bundled form. Purchasers of stripped obligations acquire, in effect, discount obligations that are economically identical to the zero coupon securities that the Treasury sells itself.

                                       25

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------
A loan participation and/or assignment is an interest in a fixed or floating rate loan arranged through private negotiations between an entity whose securities a Portfolio could have purchased directly (a "Borrower") and one or more financial institutions ("Lenders"). A Portfolio may invest in loans in the form of assignments of all or a portion of loans from third parties or in the form of participations. When a Portfolio purchases an assignment from a Lender, the Portfolio will acquire direct rights against the Borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning Lender. When a Portfolio purchases a participation, the Portfolio will have a contractual relationship only with the Lender, and not the Borrower. The Portfolio will have the right to receive payments of principal, interest and any fee to which it is entitled only from the Lender selling the participation and only upon receipt by the Lender of the payments from the Borrower. Because an investment in a participation is subject to the credit risk of both the Borrower and the Lender, a Portfolio will acquire a participation only if the Lender interpositioned between the Portfolio and the
Borrower is determined by the Investment Adviser to be creditworthy.

VARIABLE AMOUNT MASTER DEMAND NOTES
-----------------------------------
Variable amount master demand notes are investments of fluctuating amounts and varying interest rates made pursuant to direct arrangements between a Portfolio
(as lender) and a borrower. These notes are generally non-transferable, and are not ordinarily rated by either Moody's Investors Service, Inc. ("Moody's") or
Standard & Poor's Corporation ("S&P").

CURRENCY-INDEXED NOTES
----------------------
A currency-indexed note makes interest and principal payments in the currency in which it is denominated. The amount of principal payable by the issuer at maturity, however, will fluctuate in response to changes in the exchange rates between the two specified currencies during the period from the date the instrument is issued to its maturity date. In selecting the two currencies with respect to which currency-indexed notes are adjusted, the Investment Adviser and the Sub-Adviser will consider the correlation and relative yields of various currencies. Each Portfolio will purchase such indexed obligations to generate current income or for hedging purposes and will not speculate in such obligations.

PRINCIPAL EXCHANGE RATE LINKED SECURITIES
-----------------------------------------
Principal exchange rate linked securities (or "PERLs") are debt obligations, the principal on which is payable at maturity in an amount that may vary based on the exchange rate between the U.S. dollar and a particular foreign currency. The return on standard PERLs is enhanced if the foreign currency to which the security is linked appreciates against the U.S. dollar. PERLs are adversely affected by increases in the foreign exchange value of the U.S. dollar. Reverse
PERLs differ from standard PERLs in that their return is enhanced by increases in the value of the U.S. dollar and adversely impacted by increases in the value of the foreign currency. Security interest payments are generally made in U.S.
dollars at rates reflecting the degree of foreign currency risk assumed or given up by the note's purchaser.

                                       26

PERFORMANCE INDEXED PAPER
-------------------------
Performance indexed paper (or "PIPs") is U.S. dollar-denominated commercial paper whose yield is linked to certain foreign exchange rate movements. The investor's yield on PIPs is established at maturity as a function of spot exchange rates between the U.S. dollar and a designated currency. This yield is within a stipulated range of return at the time the obligation was purchased, lying within a guaranteed minimum rate below and a potential maximum rate above market yields on U.S. dollar-denominated commercial paper. Both the minimum and maximum rates of return correspond to the minimum and maximum values of the spot exchange rate two business days prior to maturity.

OTHER FOREIGN CURRENCY EXCHANGE-RELATED SECURITIES
--------------------------------------------------
Securities may be denominated in the currency of one nation although issued by a governmental entity, corporation or financial institution of another nation. For example, a Portfolio may invest in a British pound sterling-denominated obligation issued by a United States corporation. Such investments involve credit risks associated with the issuer and currency risks associated with the currency in which the obligation is denominated. The Portfolio's Investment
Adviser or Sub-Adviser bases its decision to invest in any foreign currency exchange-related securities on the same general criteria applicable to any debt security. This includes the Portfolio's minimum ratings and investment quality criteria, with the additional element of foreign currency exchange rate exposure.

SECURITIES DENOMINATED IN MULTI-NATIONAL CURRENCY UNITS OR MORE THAN ONE
------------------------------------------------------------------------
CURRENCY
--------
Multi-national currency unit securities are tied to currencies of more than one nation. These securities include securities denominated in the currency of one nation, although they are issued by a governmental entity, corporation or financial institution of another nation.

FOREIGN CURRENCY WARRANTS
-------------------------
Foreign currency warrants such as currency exchange warrants ("CEWs") are warrants entitling the holder to receive a cash amount from their issuer
(generally in U.S. dollars for warrants issued in the United States). This cash amount is calculated pursuant to a predetermined formula, based on the exchange rate between a specified foreign currency and the U.S. dollar as of the exercise date of the warrant. Foreign currency warrants are generally exercisable when issued and expire at a specified date and time. They have been issued in connection with U.S. dollar-denominated debt offerings by major corporate issuers in an attempt to reduce the foreign currency exchange risk which, from the point of view of prospective purchasers of the securities, is inherent in the international fixed income marketplace. The formula used to determine the amount payable upon exercise of a foreign currency warrant may make the warrant worthless unless the applicable foreign currency exchange rate moves in a particular direction (i.e., unless the U.S. dollar appreciates or depreciates against the particular foreign currency to which the warrant is linked or indexed). Foreign currency warrants are subject to other risks associated with foreign securities, including risks arising from political or economic factors.

INFLATION-INDEXED SECURITIES
----------------------------
Inflation-indexed securities are linked to the inflation rate from worldwide markets such as the U.S. Treasury's "inflation-protection" securities ("TIPS").
The principal is adjusted for inflation (payable at maturity), and the semi-annual interest payments equal a fixed percentage of the inflation adjusted principal amount. The inflation adjustments are based upon the Consumer Price
Index for Urban Consumers. The original principal value of TIPS is guaranteed, even during a period of deflation. The par value of a TIPS bond at maturity will be the greater of the original principal or the inflation adjusted principal.
These securities may be eligible for coupon stripping under the U.S. Treasury program.

                                       27

In addition to the U.S. Treasury's issues, inflation-indexed securities have been issued by sovereign countries such as Australia, Canada, France, New
Zealand, Sweden and the United Kingdom in their respective currencies. U.S.
corporations and government agencies have also issued inflation-indexed securities sporadically in the past. The mechanics for adjusting the principal value of foreign inflation-indexed securities is similar but not identical to the process used in the United States. In addition, these countries may not provide a guarantee of principal value at maturity, in which case the adjusted principal value of the bond repaid at maturity may be less than the original principal.

CPI futures are exchange-traded futures contracts that represent the inflation on a notional value of $1,000,000 for a period of three months, as implied by the CPI. An inflation swap is a contract between two counterparties who agree to swap cash flows based on the inflation rate against fixed cash flows. CPI futures and inflation swaps can be used to hedge the inflation risk in nominal bonds and can be combined with U.S. Treasury futures contracts to create synthetic TIPS.

MUNICIPAL INSTRUMENTS
---------------------
Municipal notes include such instruments as tax anticipation notes, revenue anticipation notes, and bond anticipation notes. Municipal notes are issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts or bond sales. Municipal bonds may be issued to raise money for various public purposes, and include general obligation bonds and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality and are considered the safest type of bonds. Revenue bonds are backed by the revenues of a project or facility such as the tolls from a toll bridge. Industrial development revenue bonds are a specific type of revenue bond backed by the credit and security of a private user. Revenue bonds are generally considered to have more potential risk than general obligation bonds.

Municipal obligation interest rates can be floating, variable or fixed. The values of floating and variable rate obligations are generally more stable than those of fixed rate obligations in response to changes in interest rate levels.
Variable and floating rate obligations usually carry rights permitting a
Portfolio to sell them upon short notice at par value plus accrued interest. The issuers or financial intermediaries providing rights to sell may support their ability to purchase the obligations by obtaining credit with liquidity supports.
These may include lines of credit (conditional commitments to lend) or letters of credit (which are ordinarily irrevocable) issued by domestic banks or foreign banks having a United States branch, agency or subsidiary. When considering whether an obligation meets a Portfolio's quality standards, the Investment
Adviser will look at the creditworthiness of the party providing the right to sell as well as to the quality of the obligation itself.

Municipal securities may be issued to finance private activities, the interest from which is an item of tax preference for purposes of the federal alternative minimum tax. Such "private activity" bonds might include industrial development revenue bonds, and bonds issued to finance such projects as solid waste disposal facilities, student loans or water and sewage projects.

DERIVATIVE INSTRUMENTS
----------------------
Derivative instruments are instruments whose value is derived from the value of other assets such as commodities, stocks, bonds, and market indices. Derivatives include:

a. SWAPS

                                       28

Interest rate swaps involve a Portfolio's exchange with another party of their respective commitments to pay or receive interest, such as an exchange of fixed rate payments for floating rate payments. Mortgage swaps are similar to interest rate swaps in that both represent commitments to pay and receive funds. Currency swaps involve the exchange of respective rights to make or receive payments in specified currencies. Credit default swaps involve the transfer of credit exposure of fixed income securities. The buyer of a credit swap receives credit protection, whereas the seller of the swap guarantees the credit worthiness of the security. By doing this, the risk of default is transferred from the holder of the fixed income security to the seller of the credit default swap.

b. CAPS, FLOORS AND COLLARS
An interest rate cap entitles the purchaser, to the extent that a specified index exceeds a predetermined interest rate, to receive payment of interest on a notional principal amount from the party selling such interest rate cap. The purchase of an interest rate floor entitles the purchaser, to the extent that a specified index falls below a predetermined interest rate, to receive payments of interest on a notional principal amount from the party selling the interest rate floor. An interest rate collar incorporates a cap and a floor in one transaction as described above.

c. FORWARD FOREIGN CURRENCY CONTRACTS
A forward foreign currency contract is the purchase or sale of a foreign currency on a future specified date at a pre-determined exchange rate, in order to hedge the currency exchange risk associated with assets or obligations denominated in foreign currencies. Synthetic hedging is a technique utilizing forward foreign exchange contracts that is frequently employed by many of the
Portfolios. It entails entering into a forward contract to sell a currency, the changes in value of which are generally considered to be linked to a currency or currencies in which some or all of the Portfolio's securities are or are expected to be denominated, and buying U.S. dollars. There is a risk that the perceived linkage between various currencies may not be present during the particular time that a Portfolio is engaging in synthetic hedging. A Portfolio may also cross-hedge currencies by entering into forward contracts to sell one or more currencies that are expected to decline in value relative to other currencies to which the Portfolio has or expects to have exposure.

d. FUTURES CONTRACTS
A futures contract is an agreement to buy or sell a specific amount of a financial instrument at a particular price on a specified date. The futures contract obligates the buyer to purchase the underlying asset and the seller to sell it. Substantially all futures contracts are closed out before settlement date or called for cash settlement. A futures contract is closed out by buying or selling an identical offsetting futures contract that cancels the original contract to make or take delivery. At times, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions. The possibility of such distortions means that a correct forecast of general market, foreign exchange rate or interest rate trends may not produce the Portfolio's intended results. Losses from investing in futures transactions that are unhedged or uncovered are potentially unlimited.

e. OPTIONS CONTRACTS
An option is a contractual right, but not an obligation, to buy (call) or sell
(put) an asset in exchange for an agreed upon sum. If the right is not exercised within a specified period of time, the option expires and the option buyer forfeits the amount paid. An option may be a contract that bases its value on the performance of an underlying bond. When a Portfolio writes a call option, it gives up the potential for gain on the underlying securities or currency in excess of the exercise price of

                                       29

the option during the period that the option is open. A put option gives the purchaser, in return for a premium, the right, for a specified period of time, to sell the securities or currency subject to the option to the writer of the put at the specified exercise price. The writer of the put option, in return for the premium, has the obligation, upon exercise of the option, to acquire the securities or currency underlying the option at the exercise price. A Portfolio might, therefore, be obligated to purchase the underlying securities or currency for more than their current market price.

A Portfolio will not enter into a swap, cap or floor unless the unsecured commercial paper, senior debt or claims paying ability of the counterparty is rated either A or A-1 or better by S&P or A or P-1 or better by Moody's. If unrated, it must be determined to be of comparable quality by the Investment
Adviser.

All derivatives require the Portfolio to segregate, in a separate custody account, cash (in any applicable currency), U.S. government securities, or other liquid and unencumbered securities (in any applicable currency) equal to the amount of the Portfolio's obligations under the terms of the derivative contract. When a Portfolio purchases a future or a forward foreign currency contract for non-hedging purposes, the sum of the segregated assets plus the amount of initial and variation margin held in the broker's account, if applicable, must equal the market value of the future or forward foreign currency contract. Should the market value of the contract move adversely to the
Portfolio, or if the value of the securities in the segregated account declines, the Portfolio will be required to deposit additional cash or securities in the segregated account at a time when it may be disadvantageous to do so.

Derivatives are subject to the risk of changes in security prices, and credit risk with respect to the counterparty for derivatives not entered into on a U.S.
or foreign exchange. Certain derivatives may also have a leveraging effect that will increase the Portfolio's volatility of returns. A Portfolio may not be able to close out a futures or options position when it would be most advantageous to do so.

                SUPPLEMENTAL DESCRIPTION OF INVESTMENT TECHNIQUES

BORROWING
---------
Each Portfolio may borrow money temporarily from banks when:

a.   it is advantageous to do so in order to meet redemption requests,

b.   a Portfolio fails to receive transmitted funds from a shareholder on a timely basis,

c.   the custodian of the Fund fails to complete delivery of securities sold, or

d.   a Portfolio needs cash to facilitate the settlement of trades made by the
     Portfolio.

In addition, each Portfolio may, in effect, borrow money by lending securities through reverse repurchase agreements and/or dollar roll transactions.
Securities may be borrowed by engaging in repurchase agreements.

SECURITIES LENDING
------------------
With the exception of U.S. Short-Term, each Portfolio may lend out its investment securities directly (i.e., not through reverse repurchase or dollar roll transactions). The value of these securities may not exceed 33 1/3% of the
Portfolio's total assets. Such securities may be lent to banks, brokers and other

                                       30

financial institutions if it receives in return, collateral in cash, U.S.
government securities or irrevocable bank stand-by letters of credit. Such collateral will be maintained at all times in an amount equal to at least 100%
of the current market value of the loaned securities. The Fund may terminate the loans at any time and the relevant Portfolio will then receive the loaned securities within five days. During the loan period, the Portfolio receives the income on the loaned securities and a loan fee, thereby potentially increasing its total return. At the present time, no Portfolio of the Fund participates in a securities lending program.

                        SUPPLEMENTAL DISCUSSION OF RISKS

The risks associated with the different types of securities in which the
Portfolios may invest are described in the Prospectus under "Investment
Information." Additional information concerning risks associated with certain of the Portfolio's investments is set forth below.

FOREIGN INVESTMENTS
-------------------
Foreign financial markets, while growing in trading volume, have, for the most part, substantially less volume than United States markets. Thus, many foreign company securities are less liquid and their prices are more volatile than securities of comparable domestic companies. Foreign markets also have different clearance and settlement procedures, and in certain markets there have been times when settlements have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions.
Delivery of securities may not occur at the same time as payment in some foreign markets. Delays in settlement could result in temporary periods when a portion of Portfolio assets remains uninvested, earning no return. The inability of a
Portfolio to make intended security purchases due to settlement problems could cause the Portfolio to miss attractive investment opportunities. Inability to dispose of Portfolio securities due to settlement problems could result either in Portfolio losses due to subsequent declines in security value or, if the
Portfolio has entered into a contract to sell the security, could result in possible liability to the purchaser. Comparatively speaking, there is less government supervision and regulation of exchanges, financial institutions and issuers in foreign countries than there is in the United States. In addition, a foreign government may impose exchange control regulations, which may impact currency exchange rates or the ability to repatriate funds.

In addition to the general risks of investing in foreign securities, investments in emerging markets involve special risks. Certain markets may require payment for securities before delivery, and in such markets a Portfolio bears the risk that the securities will not be delivered and that the Portfolio's payments will not be returned. Securities prices in emerging markets can be significantly more volatile than in the more developed nations of the world, reflecting the greater uncertainties of investing in less established markets and economies. In particular, countries with emerging markets may have relatively unstable governments; present the risk of nationalization of businesses, restrictions on foreign ownership, or prohibitions of repatriation of assets; and may have less protection of property rights than more developed countries. The economies of countries with emerging markets may be predominantly based on only a few industries, may be highly vulnerable to changes in local or global trade conditions, and may suffer from extreme and volatile debt burdens or inflation rates. Local securities markets may trade a small number of securities and may be unable to respond effectively to increases in trading volume, potentially making prompt liquidation of substantial holdings difficult or impossible at times. Securities of issuers located in countries with emerging markets may have limited marketability and may be subject to more abrupt or erratic price movements.

                                       31

Certain emerging markets may require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if deterioration occurs in an emerging market's balance of payments or for other reasons, a country could impose temporary restrictions on foreign capital remittances. A Portfolio could be adversely affected by delays in, or a refusal to grant, any required governmental approval for repatriation of capital, as well as by the application to that Fund of any restrictions on investments.

Investment in certain foreign emerging market debt obligations may be restricted or controlled to varying degrees. These restrictions or controls may at times preclude investment in certain foreign emerging market debt obligations and increase the expenses of a Portfolio.

FOREIGN BANK OBLIGATIONS
------------------------
Foreign bank obligations involve somewhat different investment risks than those affecting United States bank obligations. Included in these risks are possibilities that:

a.   investment liquidity may be impaired due to future political and economic developments;

b.   their obligations may be less marketable than comparable obligations of
     United States banks;

c.   a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations;

d.   foreign deposits may be seized or nationalized;

e.   foreign governmental restrictions such as exchange controls may be adopted that might adversely affect the payment of principal and interest on those obligations;

f.   the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks; or

g.   the accounting, auditing and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to United States banks.

Foreign banks are not generally subject to examination by any United States government agency or instrumentality. Also, investments in commercial banks located in some foreign countries are subject to additional risks because they engage in diversified securities activities.

DOLLAR ROLL TRANSACTIONS
------------------------
Dollar roll transactions involve potential risks of loss that differ from those relating to the securities underlying the transactions. For example, should the counterparty become insolvent, a Portfolio's right to purchase from the counterparty might be restricted. Additionally, the value of such securities may change adversely before the Portfolio is able to purchase them. Similarly, a
Portfolio may be required to purchase securities in connection with a dollar roll at a higher price than may otherwise be available on the open market.
Since, as noted above, the counterparty is required to deliver a similar, but not necessarily identical, security to a Portfolio, the security which the
Portfolio is required to buy under the dollar roll may be worth less than the security that was sold. There can be no

                                       32

assurance that a Portfolio's use of the cash it receives from a dollar roll will provide a return exceeding borrowing costs.

MORTGAGE AND ASSET-BACKED SECURITIES
------------------------------------
Prepayments on securitized assets such as mortgages, automobile loans and credit card receivables ("securitized assets") generally increase with falling interest rates and decrease with rising interest rates. Repayment rates are often influenced by a variety of economic and social factors. In general, the loans supporting non-mortgage asset-backed securities are of shorter maturity than mortgage loans and are less likely to experience substantial prepayments. In addition to prepayment risk, borrowers on the underlying securitized assets may default in their payments, creating delays or loss of principal.

Non-mortgage asset-backed securities involve certain risks not presented by mortgage-backed securities. Primarily, these securities may not have the benefit of a security interest in the underlying assets. Credit card receivables are generally unsecured and the debtors are entitled to the protection of a number of state and federal consumer credit laws, many of which give them the right to set off certain amounts owed on the credit cards, thereby reducing the balance due. Most issuers of automobile receivables permit the servicer to retain possession of the underlying obligations. If the servicer were to sell these obligations to another party, there is a risk that the purchaser would acquire an interest superior to that of the holders of the related automobile receivables. In addition, because of the large number of vehicles involved in a typical issuance, and technical requirements under state laws, the trustee for the holders of the automobile receivables may not have an effective security interest in all of the obligations backing such receivables. Therefore, there is a possibility that recoveries on repossessed collateral may not, in some cases, be available to support payments on these securities.

New forms of asset-backed securities are continuously being created. Market experience in some of these securities is limited and liquidity may not have been tested in market cycles.

FORWARD COMMITMENTS
-------------------
Portfolios may purchase securities on a when-issued or forward commitment basis.
These transactions present a risk of loss should the value of the securities to be purchased increase prior to the settlement date and the counterparty to the trade fail to execute the transaction. If this were to occur, the Portfolio's net asset value, including a security's appreciation or depreciation purchased on a forward basis, would decline by the amount of such unrealized appreciation.

LOAN PARTICIPATIONS AND ASSIGNMENTS
-----------------------------------
Portfolios generally will have no right to enforce compliance by the Borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the Borrower, and Portfolios may not benefit directly from any collateral supporting the Loan in which they have purchased a Participation. As a result, a Portfolio will assume the credit risk of both the Borrower and the
Lender that is selling the participation. It may be necessary under the terms of a participation for a Portfolio to assert, through the Lender, such rights as may exist against the Borrower should the Borrower fail to pay principal and interest when due or otherwise default on the Loan. As a result, a Portfolio could be subject to delays, expenses and risks which are greater than those which would have been involved if the Portfolio had purchased a direct obligation (such as commercial paper) of the Borrower. In the event of bankruptcy or insolvency of a Lender selling a participation, a Portfolio may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the Borrower. In the event of the bankruptcy or insolvency of the Borrower, the Loan underlying a participation

                                       33

might be subject to certain defenses that can be asserted by the Borrower as a result of improper conduct by the Lender.

In the event market prices are not readily available, assignments and participations will be valued at their fair value, as determined in accordance with the Fund's Valuation procedures adopted by the Fund's Board of Directors.

INFLATION-INDEXED SECURITIES
----------------------------
The U.S. Treasury began issuing inflation-indexed bonds in 1997. As such, trading history for TIPS is shorter than for other U.S. Treasury note and bond programs and liquidity is generally lower than nominal bonds. However, the U.S.
Treasury has reaffirmed its commitment to issue TIPS and an improvement in liquidity is expected to continue. Lack of a liquid market may impose the risk of higher transaction costs and the possibility that a Portfolio may be forced to liquidate positions when it would not be advantageous to do so. Finally, there can be no assurance that the Consumer Price Index for Urban Consumers will accurately measure the real rate of inflation in the price of goods and services.

Some countries may not guarantee the principal value of the inflation protected bonds that they issue, in which case, the adjusted principal value of the bond repaid at maturity may be less than the original principal.

HIGH YIELD/HIGH RISK DEBT SECURITIES
------------------------------------
The High Yield and Global High Yield Portfolios may invest their assets in debt securities that are rated below investment-grade (i.e., below Baa by Moody's or
BBB by S&P) and in unrated securities judged to be of equivalent quality by the
Investment Adviser or Sub-Adviser. Securities below investment grade carry a high degree of risk (including the possibility of default or bankruptcy of the issuers of such securities), and generally involve greater price volatility and risk of principal and income. These securities may be less liquid than securities in the higher rating categories and are considered to be speculative.
The lower the ratings of such debt securities, the greater their risks render them like equity securities. See "Quality Rating Descriptions" in this SAI for a more complete description of the ratings assigned by ratings organizations and their respective characteristics.

Economic downturns have in the past, and could in the future, disrupt the high yield market and impair the ability of issuers to repay principal and interest.
Also, an increase in interest rates would have a greater adverse impact on the value of such obligations than on comparable higher quality debt securities.
During an economic downturn or period of rising interest rates, highly leveraged issuers may experience financial stresses, which could adversely affect their ability to service their principal and interest payment obligations. During periods of economic uncertainty, the volatility of high yield securities may adversely affect the Portfolio's net asset value. In addition, investments in high yield zero coupon or pay-in-kind bonds, rather than income-bearing high yield securities, may be more speculative and may be subject to greater fluctuations in value due to changes in interest rates.

The trading market for high yield securities may be so thin that there is no established retail secondary market. A thin trading market may limit the ability of the Portfolio to accurately value high yield securities it holds and to dispose of those securities. Adverse publicity and investor perceptions may decrease the market value and liquidity of high yield securities. These securities may also involve special registration responsibilities, liabilities and costs, and their prices may be affected by legal and regulatory developments.

Credit quality in the high yield securities market can change suddenly and unexpectedly, and even recently issued credit ratings may not fully reflect the

                                       34

actual risks posed by a particular high yield security. For these reasons, it is the policy of the Investment Adviser and Sub-Adviser not to rely exclusively on ratings issued by established credit rating agencies, but to supplement such ratings with its own independent and ongoing review of credit quality. The achievement of a Portfolio's investment objective by investment in such securities may be more dependent on the Investment Adviser's or Sub-Adviser's credit analysis than is the case for higher quality bonds. Should the rating of a portfolio security be downgraded, the Investment Adviser or Sub-Adviser will determine whether it is in the best interest of the Portfolio to retain or dispose of such security.

                         SUPPLEMENTAL HEDGING TECHNIQUES

Each of the Portfolios may enter into forward foreign currency contracts and may purchase and write (on a covered basis) exchange-traded or over-the-counter
("OTC") options on currencies, foreign currency futures contracts and options on foreign currency futures contracts. These contracts are primarily entered into to protect against a decrease in the U.S. dollar equivalent value of a
Portfolio's foreign currency denominated securities or the payments thereon that may result from an adverse change in foreign currency exchange rates. Under normal circumstances, the Worldwide Core and Global Inflation-Indexed Hedged
Portfolios intend to hedge their currency exchange risk to the extent feasible, but there can be no assurance that all of the assets of each Portfolio denominated in foreign currencies will be hedged at any time, or that any such hedge will be effective. Each of the other Portfolios may at times, at the discretion of the Investment Adviser or the Sub-Adviser, hedge all or some portion of its currency exchange risk.

Conditions in the securities, futures, options and foreign currency markets will determine whether, and under what circumstances, the Fund will employ any of the techniques or strategies described below. The Fund's ability to pursue these strategies may be limited by applicable regulations of the Commodity Futures
Trading Commission ("CFTC") and the federal tax requirements applicable to regulated investment companies. (See: "Investment Information" in the Prospectus and "Supplemental Tax Considerations" below for more information on hedging.)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS AND ASSOCIATED RISKS
----------------------------------------------------------------
Each Portfolio may, and generally certain Portfolios will, purchase and sell forward contracts. A forward contract obligates one party to purchase and the other party to sell a defined foreign currency amount at some specified future date. Purchasing or selling forward contracts may help offset declines in U.S.
dollar-equivalent value of a Portfolio's foreign currency denominated assets and the income available for distribution to Portfolio shareholders. These declines in U.S. dollar-equivalent value may be the result of adverse exchange rate changes between the U.S. dollar and the various foreign currencies in which a
Portfolio's assets or income are denominated. The U.S. dollar-equivalent value of the principal amount of and rate of return on foreign currency denominated securities will decline should the U.S. dollar exchange rate rise in relation to that currency. Such declines could be partially or completely offset by an increase in the value of a forward contract on that foreign currency.

In addition to entering into forward contracts with respect to assets that a
Portfolio holds (a "position hedge"), the Investment Adviser or Sub-Adviser may purchase or sell forward contracts or foreign currency options in a particular currency with respect to specific anticipated transactions (a "transaction hedge"). By purchasing forward contracts, the Investment Adviser or Sub-Adviser can establish the exchange rate at which a Portfolio will be entitled to exchange U.S. dollars for a foreign currency or a foreign currency for U.S.
dollars at some point in the future. Thus, such contracts may lock in the U.S.
dollar cost of purchasing foreign

                                       35

currency denominated securities, or set the U.S. dollar value of the income from securities it owns or the proceeds from securities it intends to sell.

While the use of foreign currency forward contracts may protect a Portfolio against declines in the U.S. dollar-equivalent value of the Portfolio's assets, such use will also reduce the possible gain from advantageous changes in the value of the U.S. dollar against particular currencies. Moreover, the use of foreign currency forward contracts will not eliminate fluctuations in the underlying U.S. dollar-equivalent prices of or rates of return on the assets held in the Portfolio.

The use of such techniques will subject the Portfolio to certain risks:

a.   foreign exchange markets can be highly volatile and are subject to sharp price fluctuations;

b.   trading forward contracts involves a degree of leverage, and relatively small movements in the rates of exchange between the currencies underlying a contract could result in immediate and substantial losses to the investor;

c.   trading losses that are not offset by corresponding gains in assets being hedged reduce the value of assets held by a Portfolio;

d.   precise matching of the forward contract amounts and the value of the hedged Portfolio securities involved will not generally be possible. The future value of such foreign currency denominated Portfolio securities will change as a consequence of market movements. This change is unrelated to fluctuations in exchange rates. Thus, it may be necessary for a Portfolio to purchase additional foreign currency in the cash market (and bear the expense of such purchase) if the market value of the security is less than the amount of the foreign currency it must deliver pursuant to the forward contract.

If the Investment Adviser or Sub-Adviser incorrectly predicts the direction of such movements, a Portfolio's performance may decline because of the use of such contracts. The accurate projection of currency market movements is extremely difficult, and the successful execution of a hedging strategy is highly uncertain.

Portfolio costs of engaging in foreign currency forward contracts will vary with factors such as:

a.   the foreign currency involved;

b.   the length of the contract period; and

c.   the market conditions then prevailing, including general market expectations as to the direction of the movement of various foreign currencies against the U.S. dollar.

Furthermore, the Investment Adviser or Sub-Adviser may not be able to purchase forward contracts with respect to all of the foreign currencies in which the
Portfolio's portfolio securities may be denominated, leaving a portion of the
Portfolio unhedged against adverse exchange rate movements. Moreover, if the forward contract is entered into in an OTC transaction, the Portfolio generally will be exposed to the credit risk of its counterparty. Should a Portfolio enter into such contracts on a foreign exchange, the contract will be subject to the rules of that foreign exchange. Foreign exchanges may impose significant restrictions on the purchase, sale or trading of such contracts, and may impose limits on price moves. Such limits may affect significantly the ability to trade the contract or otherwise to close out the position, and could create potentially significant discrepancies between the cash and market value of the forward contract. Finally, the cost of

                                       36

purchasing forward contracts in a particular currency will reflect, in part, the rate of return available on instruments denominated in that currency. The cost of purchasing forward contracts to hedge foreign currency denominated securities may reduce their rate of return toward the rate of return that would be earned on assets denominated in U.S. dollars.

OTHER STRATEGIES OF CERTAIN PORTFOLIOS
--------------------------------------
Certain Portfolios may attempt to enhance returns by entering into forward contracts and currency options, as discussed below, in a particular currency in an amount in excess of the value of assets denominated in that currency or when they do not own assets denominated in that currency. If the Investment Adviser or Sub-Adviser is not able to predict correctly the direction and extent of movements in foreign currency exchange rates, entering into such forward or option contracts may decrease rather than enhance a Portfolio's return. In addition, if a Portfolio enters into forward contracts when it does not own assets denominated in that currency, the Portfolio's volatility may increase and losses on such contracts will not be offset by increases in the value of portfolio assets.

OPTIONS ON FOREIGN CURRENCIES
-----------------------------
Each Portfolio may purchase and sell (or write) put and call options on foreign currencies protecting against:

a.   a decline in the U.S. dollar-equivalent value of its portfolio securities or payments due thereon, or

b.   a rise in the U.S. dollar-equivalent cost of securities that it intends to purchase.

A foreign currency put option grants the holder the right, but not the obligation, to sell a specified amount of a foreign currency to its counterparty at a predetermined price on a later date. Conversely, a foreign currency call option grants the holder the right, but not the obligation, to purchase a specified amount of a foreign currency at a predetermined price at a later date.

As in the case of other types of options, a Portfolio's potential gain from the purchase of foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, where currency exchange rates do not move in the direction or to the extent anticipated, the Portfolio could sustain losses on the sale of in foreign currency options, requiring it to forego all or some of the benefits of advantageous changes in such rates.

Each Portfolio may write options on foreign currencies for hedging purposes. For example, where a Portfolio anticipates a decline in the dollar value of foreign currency denominated securities due to adverse fluctuations in exchange rates it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option most likely will not be exercised, and the decrease in value of portfolio securities will be offset by the amount of the premium received.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar costs of securities to be acquired, a Portfolio could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised, allowing the Portfolio to hedge such increased costs up to the amount of the premium. As in the case of other types of options, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium. If movement in the expected direction does not occur, the option may be exercised and the
Portfolio would be required to purchase or sell the underlying currency at a loss which may not be fully offset by the amount of the

                                       37

premium. Through the writing of options on foreign currencies, a Portfolio also may be required to forego all or some of the gains that might otherwise have been obtained from favorable movements in exchange rates.

OPTIONS ON SECURITIES
---------------------
Each Portfolio may also enter into options on securities or on indices of securities. A put option on a security grants the holder the right, but not the obligation, to sell the security to its counterparty at a predetermined price at a later date. Conversely, a call option on a security grants the holder the right, but not the obligation, to purchase the security underlying the option at a predetermined price at a later date.

Normally, a Portfolio would purchase put options in anticipation of a decline in the market value of securities it holds or securities it intends to purchase. If a Portfolio purchases a put option and the value of the security decreases below the strike price of the option, the Portfolio has the right to sell that security to its counterparty for the strike price (or realize the value of the option by entering into a closing transaction). Thus, the Portfolio would protect itself against any further decrease in the value of the security during the term of the option.

Conversely, if the Investment Adviser or Sub-Adviser anticipates that a security that it intends to acquire will increase in value, it might cause a Portfolio to purchase a call option on that security or securities similar to that security.
If the value of the security does rise, the call option may wholly or partially offset the increased price of the security. As in the case of other types of options, however, the potential gain to the Portfolio will be reduced by the amount of the premium paid to purchase the option and any related transaction costs. If, however, the value of the security falls instead of rises, the
Portfolio will have foregone a portion of the gain of the decreased price of the security in the amount of the option premium and the related transaction costs.

A Portfolio would purchase put and call options on securities indices for the same reasons, as it would purchase options on securities. Options on securities indices are similar to options on securities except that options on securities indices reflect the change in price of a group of securities rather than an individual security. The exercise of options on securities indices is settled in cash rather than by delivery of the securities comprising the index underlying the option.

A Portfolio's transactions in options on securities and securities indices will be governed by the rules and regulations of the respective exchanges, boards of trade or other trading facilities on which the options are traded.

CONSIDERATIONS CONCERNING OPTIONS
---------------------------------
The writer of an option receives a premium that it retains regardless of whether the option is exercised. The purchaser of a call option has the right to purchase the securities or currency subject to the option at a specified price
(the "exercise price") for a specified period of time. By writing a call option, the writer becomes obligated during the term of the option, and upon exercise of the option, to sell the underlying securities or currency to the purchaser against receipt of the exercise price. Therefore, the writer of a call option loses the potential for gain on the underlying securities or currency in excess of the exercise price of the option during the period that the option is open.

Conversely, the purchaser of a put option has the right to sell the securities or currency subject to the option, to the writer of the put option at the specified exercise price for a specified period of time. Upon exercise of the put option, the writer of the put option is obligated to purchase the securities or currency underlying the option at the exercise price. A writer might, therefore, be obligated

                                       38

to purchase the underlying securities or currency for more than their current market price or U.S. dollar value, respectively.

Each Portfolio may purchase and sell both exchange-traded and OTC options.
Although many options on equity securities and options on currencies are currently exchange-traded, options on debt securities are primarily traded in the OTC market. The writer of an exchange-traded option wishing to terminate its obligation may effect a "closing purchase transaction." This is accomplished by buying an option of the same series as the option previously written. Options of the same series are options with respect to the same underlying security or currency, having the same expiration date and the same exercise price. Likewise, an investor who is the holder of an option may liquidate a position by effecting a "closing sale transaction." This is accomplished by selling an option of the same series as the option previously purchased. There is no guarantee that either a closing purchase or a closing sale transaction can be effected.

An exchange-traded option position may be closed out only where a secondary market exists for an option of the same series. For a number of reasons, a secondary market may not exist for options held by a Portfolio, or trading in such options might be limited or halted by the exchange on which the option is trading. In such cases, it might not be possible to effect closing transactions, with the result that the Portfolio would have to exercise the options in order to realize any profit. If the Portfolio is unable to effect a closing purchase transaction in a secondary market in an option it has written, it will not be able to sell the underlying security or currency until either: 1) the option expires, or 2) the Portfolio delivers the underlying security or currency upon exercise or otherwise cover its position.

EXCHANGE TRADED AND OTC OPTIONS
-------------------------------
U.S. exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed. Thus, in effect, every exchange-traded option transaction is guaranteed. In contrast, OTC options are contracts between a Portfolio and its counterparty with no clearing organization guarantee. Thus, when the Portfolio purchases OTC options, it relies on the dealer from whom it purchased the option to make or take delivery of the securities underlying the option. The dealer's failure to do so would result in the loss of the premium paid by the Portfolio as well as the loss of the expected benefit of the transaction. The Investment Adviser or Sub-Adviser will purchase options only from dealers determined by the Investment Adviser to be creditworthy.

Exchange-traded options generally have a continuous liquid market whereas OTC options may not. Consequently, a Portfolio will generally be able to realize the value of an OTC option it has purchased only by exercising it or reselling it to the dealer who issued it. Similarly, when the Portfolio writes an OTC option, it generally will be able only to close out the OTC option prior to its expiration by entering into a closing purchase transaction with the original issuing dealer of the OTC option. A Portfolio will only enter into OTC options with dealers who are capable of entering into closing transactions with the Portfolio. There can be no assurance that the Portfolio will be able to liquidate an OTC option at a favorable price at any time prior to expiration. Until the Portfolio is able to effect a closing purchase transaction in a covered OTC call option the Portfolio has written, it will not be able to liquidate securities used as cover until the option expires or is exercised, or different cover is substituted. In the event of insolvency of the counterparty, the Portfolio may be unable to liquidate an
OTC option. In the case of options written by a Portfolio, the inability to enter into a closing purchase transaction may result in material losses to the
Portfolio. For example, since the Portfolio must maintain a covered position with respect to any call option on a security it writes, the Portfolio may be limited in its ability to sell the underlying security while the option is outstanding. This may impair the Portfolio's

                                       39

ability to sell a portfolio security at a time when such a sale might be advantageous.

FOREIGN CURRENCIES
------------------
There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information available is generally representative of very large transactions in the interbank market and thus may not reflect relatively smaller transactions (i.e., less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that the
U.S. options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options market until they reopen. Foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the use of foreign currency options. Thus, investors may be disadvantaged by having to deal in an odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

The use of options to hedge a Portfolio's foreign currency-denominated holdings or to enhance return raises additional considerations. As described above, a
Portfolio may, among other things, purchase call options on securities it intends to acquire in order to hedge against anticipated market appreciation in the price of the underlying security or currency. If the market price does increase as anticipated, the Portfolio will benefit from that increase but only to the extent that the increase exceeds the premium paid and related transaction costs. If the anticipated rise does not occur, or if it does not exceed the amount of the premium and related transaction costs, the Portfolio will bear the expense of the options without gaining an offsetting benefit. If the market price of the underlying currency or securities should fall instead of rise, the benefit the Portfolio obtains from purchasing the currency or securities at a lower price will be reduced by the amount of the premium paid for the call options and by transaction costs.

A Portfolio also may purchase put options on currencies or portfolio securities when it believes a defensive posture is warranted. Protection is provided during the life of a put option because the put gives the Portfolio the right to sell the underlying currency or security at the put exercise price, regardless of a decline in the value of the underlying currency or security below the exercise price. This right limits the Portfolio's losses from declines in the currency's or security's value below the exercise price to the premium paid for the option and related transaction costs. If the market price of the currency or security should increase, however, the profit that the Portfolio might otherwise have realized will be reduced by the amount of the premium paid for the put option and by transaction costs.

The value of an option position will reflect, among other things:

a.   the current market price of the underlying currency or security;

b.   the time remaining until expiration;

c.   the relationship of the exercise price to the market price;

d.   the historical price volatility of the underlying asset; and

e.   security and general market conditions.

                                       40

For this reason, the successful use of options as a hedging strategy depends upon the ability of the Investment Adviser or the Sub-Adviser to forecast the volatility and direction of price fluctuations in the underlying currency or securities market.

Options normally have expiration dates of up to nine months. The exercise price of the options may be below, equal to or above the current market value of the underlying security or currency at the time the options are written. Options purchased by a Portfolio expiring unexercised have no value, and therefore a loss will be realized in the amount of the premium paid and related transaction costs. If an option purchased by a Portfolio is in the money prior to its expiration date, unless the Portfolio exercises the option or enters into a closing transaction with respect to that position, the Portfolio will not realize any gain on its option position.

A Portfolio's activities in the options markets may result in a higher turnover rates and additional brokerage costs. Nevertheless, the Portfolio may also save on commissions and transaction costs by hedging through such activities, rather than buying or selling securities or foreign currencies in anticipation of market moves or foreign exchange rate fluctuations.

FUTURES CONTRACTS
-----------------
Each Portfolio may enter into contracts for the purchase or sale for future delivery (a "futures contract") of:

a.   fixed-income securities or foreign currencies;

b.   contracts based on financial indices, including any index of U.S.
     government securities;

c.   foreign government securities; and

d.   corporate debt securities.

U.S. futures contracts are offered on exchanges which have been designated as
"contracts markets" by the Commodity Futures Trading Commission (CFTC), and must be executed through a futures commission merchant, or brokerage firm, which is a member of the relevant contract market. Through their clearing corporations, the exchanges guarantee performance of the contracts as between the clearing members of the exchange. Pursuant to a claim for exemption filed with the CFTC on behalf of the Fund, the Fund is not deemed to be a "commodity pool" or "commodity pool operator" under the Commodity Exchange Act (CEA) and is not subject to registration or regulation as such under the CEA. The Investment Adviser is not deemed to be a "commodity pool operator" with respect to its service as investment adviser to the Fund. A Portfolio will enter into futures contracts based on debt securities that are backed by the full faith and credit of the
U.S. government, such as long-term U.S. Treasury bonds, Treasury notes, and GNMA pass-through mortgage-backed securities. Portfolios may also enter into futures contracts based on securities that would be eligible investments for such
Portfolio and that are denominated in currencies other than the U.S. dollar.
This includes, without limitation, futures contracts based on government bonds issued in the United Kingdom, Japan, the Federal Republic of Germany, France and
Australia and futures contracts based on three-month Euro-deposit contracts in the major currencies.

A Portfolio purchases or sells futures contracts in an attempt to protect the
U.S. dollar-equivalent value of its securities from fluctuations in interest or foreign exchange rates without actually buying or selling securities or foreign currency. For example, if a Portfolio expected the value of a foreign currency to increase against the U.S. dollar, the Portfolio might enter into futures contracts for the

                                       41

sale of that currency. Such a sale would have much the same effect as selling an equivalent value of foreign currency. If the currency did increase, the value of the securities held by the Portfolio would decline, but the value of the futures contracts would increase at approximately the same rate. Thus, the Portfolio's net asset value would not decline as much as it otherwise would have.

Although futures contracts, by their terms, call for the actual delivery or acquisition of securities or currency, in most cases the contractual obligation is fulfilled before the expiration date of the contract without having to make or take delivery of the securities or currency. The offsetting of a contractual obligation is accomplished by buying (or selling, as the case may be) on a commodities exchange an identical futures contract calling for delivery in the same month. Such a transaction, which is effected through a member of an exchange, cancels the obligation to make or take delivery of the securities or currency. Since all transactions in the futures market are performed through a clearinghouse associated with the exchange on which the contracts are traded, a
Portfolio will incur brokerage fees when it purchases or sells futures contracts.

At the time a futures contract is purchased or sold, the Portfolio must allocate cash or securities as a deposit payment ("initial margin"). It is expected that the initial margin on U.S. exchanges will range from approximately 3% to approximately 15% of the value of the securities or currencies underlying the contract. Under certain circumstances, however, such as periods of high volatility, an exchange may require the Portfolio to increase the level of its initial margin payment. Additionally, initial margin requirements may be increased generally in the future by regulatory action. An outstanding futures contract is valued daily and the payment in cash of "variation margin" may be required, a process known as "marking to the market." Each day, the Portfolio is required to provide (or is entitled to receive) variation margin in an amount equal to any decline (in the case of a long futures position) or increase (in the case of a short futures position) in the contract's value since the preceding day.

Futures contracts entail special risks. Among other things, the ordinary spreads between values in the cash and futures markets, due to differences in the character of these markets, are subject to distortions relating to:

a.   investors' obligations to meet additional variation margin requirements;

b.   decisions to make or take delivery, rather than entering into offsetting transactions; and

c.   the difference between margin requirements in the securities markets and margin deposit requirements in the futures market.

The possibility of such distortion means that a correct forecast of general market, foreign exchange rate or interest rate trends by the Investment Adviser or Sub-Adviser may not result in a successful transaction.

The Investment Adviser believes that use of such contracts and options thereon will benefit the Portfolios. However, if the Investment Adviser's judgment about the general direction of securities market movements, foreign exchange rates or interest rates is incorrect, a Portfolio's overall performance will be poorer than if it had not entered into any such contracts or purchased or written options. For example, if a Portfolio hedges against an interest rate increase
(which would adversely affect the price of debt securities held), and interest rates decrease, the Portfolio would lose part or all of the benefit of the increased value of its assets. This would result in offsetting losses in its futures positions. In such situations, if the

                                       42

Portfolio has insufficient cash, it may have to sell some of its assets to meet daily variation margin requirements.

A Portfolio's ability to establish and close out positions in futures contracts and options on futures contracts is subject to the development and maintenance of liquid markets. Although a Portfolio generally will purchase or sell only those futures contracts and options thereon for which there appears to be a liquid market, there is no assurance that a liquid market on an exchange will exist for any particular futures contract or option thereon at any particular time. Where it is not possible to effect a closing transaction in a contract at a satisfactory price, the Portfolio would have to make or take delivery under the futures contract or, in the case of a purchased option, exercise the option or let it expire. In the case of a futures contract that a Portfolio has sold and is unable to close out, the Portfolio would be required to maintain margin deposits on the futures contract and to make variation margin payments until the contract is closed.

Under certain circumstances, exchanges may establish daily limits of the amount that the price of a futures contract or related option contract may vary, either up or down, from the previous day's settlement price. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may prevent the liquidation of unfavorable positions. Futures or options contract prices could move to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some traders to substantial losses.

There are risks associated with foreign currency futures contracts and their use as hedging devices similar to those associated with options on foreign currencies described above. Further, settlement of a foreign currency futures contract must occur within the country issuing the underlying currency. Thus, a
Portfolio must accept delivery of the underlying foreign currency in accordance with any U.S. or foreign restrictions or regulations regarding the maintenance of foreign banking arrangements by U.S. residents. It may also be required to pay any fees, taxes or charges associated with such delivery that are assessed in the country of the underlying currency.

OPTIONS ON FUTURES CONTRACTS
----------------------------
The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security or currency. Thus, a
Portfolio may purchase a put option on a futures contract to hedge against the risk of rising interest rates. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying securities or currency, it may or may not be less risky than ownership of the futures contract or the underlying securities or currency. As with the purchase of futures contracts, a Portfolio that is not fully invested may purchase a call option on a futures contract to hedge against a market advance due to declining interest rates or a change in foreign exchange rates.

Writing a call option on a futures contract constitutes a partial hedge against decreasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price of the option at expiration is below the exercise price, a Portfolio will retain the full amount of the option premium, providing a partial hedge against any decline that may have occurred in the Portfolio's holdings. Writing a put option on a futures contract constitutes a partial hedge against increasing prices of the security or foreign currency. The hedge is deliverable upon exercise of the futures contract. If the futures price at expiration of the option is higher than the exercise price, the Portfolio will

                                       43

retain the full amount of the option premium, providing a partial hedge against any increase in the price of securities, which a Portfolio intends to purchase.
If a Portfolio's put or call option is exercised, it will incur a loss that will be reduced by the amount of the premium it receives. Depending on the degree of correlation between changes in the value of its securities and changes in the value of its futures positions, a Portfolio's losses from existing options on futures may be reduced or increased by changes in the value of its securities.

In addition to the correlation risks discussed above, purchasing an option also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option purchased.

Options on foreign currency futures contracts may involve certain additional risks. Trading options on foreign currency futures contracts is relatively new.
The ability to establish and close out positions in such options is subject to the maintenance of a liquid secondary market. To mitigate this problem, a
Portfolio will not purchase or write options on foreign currency futures contracts unless and until the market for such options has developed sufficiently and, in the opinion of the Investment Adviser or Sub-adviser, the risks connected with such options are not greater than the risks connected with transactions in the underlying foreign currency futures contracts. Compared to the purchase or sale of foreign currency futures contracts, the purchase of call or put options thereon involves less potential risk to the Portfolio because the maximum amount at risk is the premium paid for the option (plus transaction costs). However, the purchase of a call or put option on a foreign currency futures contract could result in a loss if there is no movement in the price of the underlying currency or futures contract; this is not true of futures contracts.

                             INVESTMENT RESTRICTIONS

FUNDAMENTAL RESTRICTIONS

Fundamental policies may not be changed without the approval of the holders of a majority of the outstanding voting securities of a Portfolio (which for this purpose and under the 1940 Act means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented; or (ii) more than 50% of the outstanding shares).

FOR ALL PORTFOLIOS EXCEPT INTERNATIONAL AND LIMITED DURATION PORTFOLIOS
-----------------------------------------------------------------------

The Fund has adopted the following fundamental investment restrictions relating to the investment of each Portfolio's assets and its activities (except for the
International and Limited Duration Portfolios). Each Portfolio may not:

a.   borrow money, except in conformity with the limits set forth in the 1940
     Act; notwithstanding the foregoing, short-term credits necessary for settlement of securities transactions are not considered borrowings;

b.   issue senior securities, except to the extent permitted under the 1940 Act;

c.   underwrite securities of other issuers;

d.   purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate); or

                                       44

e. purchase or sell physical commodities or related commodity contracts.

FOR ALL PORTFOLIOS EXCEPT INTERNATIONAL, LIMITED DURATION AND GLOBAL
INFLATION-INDEXED HEDGED PORTFOLIOS

f.   invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry).

FOR THE GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO

g.   Under normal circumstances, the Portfolio will invest more than 25% of its total assets in securities issued by one or more of the following foreign governments: United Kingdom, France, Australia, Canada, New Zealand and
     Sweden (collectively, the "Government Group"). Except for securities issued by the Government Group or U.S. Government Securities, the Global Portfolio
     will not invest more than 25% of its total assets in any industry or foreign government. If the Portfolio invests more than 25% of its total assets in securities of a single issuer in the Government Group, the percentage of that issuer's securities in the Portfolio will not be more than fifteen percentage points higher than that issuer's weighting in the
     Barclay's Global Inflation-Linked Bond Index Hedged, the Portfolio's
     benchmark index, or any replacement benchmark index that is selected and approved by the Fund's Board of Directors. In the event that the Board of
     Directors seeks to replace the Portfolio's benchmark index, the Portfolio's shareholders will be given sixty (60) days' prior notice of the change;

h.   make loans to other persons, except by:

     i.   the purchase of a portion of an issue of debt obligations in which a
          Portfolio is authorized to invest in accordance with its investment objectives, and

     ii.  engaging in repurchase agreements.

INTERNATIONAL AND LIMITED DURATION PORTFOLIOS
---------------------------------------------

These Portfolios have adopted the following fundamental policies that may not be changed without the approval of the holders of a majority of the outstanding voting securities of the Portfolio. Each Portfolio may not:

a.   borrow money, except by engaging in reverse repurchase agreements or dollar roll transactions (reverse repurchase agreements and dollar roll transactions that are covered not considered borrowing, pursuant to SEC regulations and SEC staff position, or from a bank as a temporary measure for settlement of securities and shareholder transactions; provided that the Portfolio will not borrow more than an amount equal to one-third of the value of its assets, nor will it borrow for leveraging purposes (i.e., the
     Portfolio will not purchase securities while temporary bank borrowings in excess of 5% of its total assets are outstanding);

b.   issue senior securities (other than as specified in clause a);

c.   underwrite securities of other issuers;

d.   purchase securities on margin (although deposits referred to as "margin"
     will be made in connection with investments in futures contracts, and the
     Portfolio may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities);

                                       45

e.   sell securities short (does not include options, futures, options on futures or forward currency contracts);

f.   purchase or sell real estate (other than marketable securities representing interests in, or backed by, real estate);

g.   purchase or sell physical commodities or related commodity contracts;

h.   invest more than 25% of its total assets in the securities of issuers in any industry (other than U.S. Government Securities, the banking industry and the finance industry); or

i.   make loans to other persons, except by:

     i.   the purchase of a portion of an issue of debt obligations in which a
          Portfolio is authorized to invest in accordance with its investment objectives, and

     ii.  engaging in repurchase agreements.

INTERNATIONAL AND LIMITED DURATION PORTFOLIOS
---------------------------------------------

These Portfolios have adopted the following additional fundamental policies.
Each Portfolio may not:

a.   invest in companies for the purpose of exercising control or management;

b.   purchase or retain securities of any issuer if the officers, directors or trustees of the Fund, or its advisors or managers, own beneficially more than one half of one percent of the securities of the issuer, or together own beneficially more than five percent of the securities of that issuer;
     or

c.   invest more than fifteen percent (15%) of the Fund's total assets in the securities of issuers which together with any predecessors have a record of less than three years continuous operation or securities of issuers which are restricted as to disposition.

U.S. SHORT-TERM PORTFOLIO
-------------------------

This Portfolio has adopted the following additional fundamental policy. The
Portfolio may not invest more than 5% of its total assets in the securities of any issuer (other than securities issued by the U.S. government, its agencies and instrumentalities, and repurchase agreements), or purchase more than 10% of the voting securities of any one issuer, with respect to 75% of the Portfolio's assets.

INDUSTRY CONCENTRATION
----------------------

With respect to each Portfolio's fundamental policy regarding industry concentration, the Fund has adopted the following operating policies for each
Portfolio (with the exception of the Global Inflation-Indexed Hedged Portfolio)
based on each Portfolio's investment objectives, policies and operating history:

All Portfolios except the U.S. Inflation-Indexed Portfolio:

     Under normal circumstances, each Portfolio will invest more than 25% of its total assets in the securities of issuers in the Banking and Finance industry. For the purposes of this limitation, the Banking and Finance industry will be deemed to include securities of issuers engaged in banking or finance businesses, including issuers of asset-backed securities and mortgage-backed securities.

For the U.S. Inflation-Indexed Portfolio:

                                       46

     Under normal circumstances, the Portfolio will not invest more than 25% of its assets in securities in any industry (other than U.S. Government
     Securities).

NON-FUNDAMENTAL RESTRICTIONS
----------------------------

Non-fundamental restrictions may be amended at any time by the Fund's Board of
Directors without the approval of shareholders.

Shareholders will be provided with at least 60 days' prior written notice of any changes with respect to each Portfolio's non-fundamental policy immediately listed below pursuant to Rule 35d-1 of the 1940 Act, which requires a Portfolio with a name suggesting a focus on a particular type of investment, index or industry to invest at least 80% of its net assets (including borrowings for investment purposes) in securities suggested by the Portfolio's name.

U.S. SHORT-TERM PORTFOLIO
-------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in U.S.
dollar-denominated debt securities having an effective maturity of no greater than 3 years.

MORTGAGE-BACKED PORTFOLIO
-------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in mortgage-backed and asset-backed securities of U.S. and foreign issuers.

U.S. INFLATION-INDEXED PORTFOLIO
--------------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in inflation-indexed securities that are denominated in U.S. dollars and derivative instruments denominated in U.S. dollars whose returns are linked to the inflation rate. The Portfolio will invest in derivatives as a substitute for direct investment in inflation-indexed securities.

GLOBAL INFLATION-INDEXED HEDGED PORTFOLIO
-----------------------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in inflation-indexed securities. The Portfolio will attempt to actively utilize currency hedging techniques. The Portfolio is not required to invest any minimum percentage of its assets in debt securities of issuers located outside the U.S.
nor in any minimum number of countries or currencies.

MORTGAGE-LIBOR PORTFOLIO
------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in mortgage-backed securities of U.S. and foreign issuers with the goal to outperform the London InterBank Offered Rate.

ASSET-BACKED PORTFOLIO
----------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in asset-backed securities of the U.S. and foreign issuers.

ENHANCED EQUITY MARKETS PORTFOLIO
---------------------------------

Under normal circumstances, the Portfolio will maintain 100% exposure to the S&P
500 Index(TM) (including borrowings for investment purposes). Up to 5% of the
Portfolio's total assets may be invested in maintenance margin at any given time; the remaining 95% the Portfolio's net assets will be invested in short term instruments.

                                       47

GLOBAL HIGH YIELD PORTFOLIO
---------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in high yield debt securities from worldwide bond markets including emerging market debt securities. The Portfolio will maintain investments in debt securities of issuers from at least three different countries including the U.S. At least 35%
of the Portfolio's total assets will be invested in debt securities from jurisdictions outside the U.S.

HIGH YIELD PORTFOLIO
--------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in high yield securities of U.S. and foreign issuers.

U.S. TREASURY PORTFOLIO
-----------------------

Under normal circumstances, at least 95% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in U.S. dollar denominated obligations issued by the U.S. Treasury and repurchase agreements collateralized by such obligations.

U.S. CORPORATE PORTFOLIO
------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) must be invested in U.S.
dollar-denominated corporate debt obligations of U.S issuers.

INTERNATIONAL CORPORATE PORTFOLIO
---------------------------------

Under normal circumstances, at least 80% of the Portfolio's net assets
(including borrowings for investment purposes) will be invested in corporate debt securities from jurisdictions outside the U.S. The Portfolio will maintain investments in corporate debt securities of issuers from at least three different countries. The Portfolio may invest up to 20% of its net assets in
U.S. Corporate debt securities.

Additional non-fundamental investment restrictions with respect to the U.S.
Short-Term, Worldwide and Worldwide Core Portfolios are listed below:

U.S. SHORT-TERM, WORLDWIDE AND WORLDWIDE CORE PORTFOLIOS
--------------------------------------------------------

Each Portfolio may not enter into repurchase agreements if, as a result thereof, more than 25% of total assets would be subject to repurchase agreements.

TIME OF PURCHASE TEST
---------------------

The above standards, restrictions and percentage limitations shall be determined immediately after, and as a result of, the Portfolio's acquisition of a security or other asset. Accordingly, any later increase or decrease in a percentage resulting from a change in values, assets or other circumstances will not be considered when determining whether that investment complies with the
Portfolio's investment policies and restrictions.

ILLIQUID SECURITIES
-------------------

The SEC has taken the position that purchased OTC options and the assets used as cover for written OTC options are illiquid securities. Therefore, each Portfolio has adopted an investment policy regarding the purchase or sale of OTC options.
The purchase or sale of OTC options will be suspended if:

a.   the total market value of a Portfolio's outstanding OTC options exceeds 15%
     of the Portfolio's net assets, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable;

                                       48

b.   the market value of the underlying securities covered by OTC call options currently outstanding that were sold by such Portfolio exceeds 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable; or

c.   margin deposits on such Portfolio's existing OTC options on futures contracts exceed 15% of the net assets of such Portfolio, taken at market value, together with all other assets of the Portfolio that are illiquid or are not otherwise readily marketable.

Although this policy is not fundamental and may be amended at any time without shareholder approval, the Fund will not change or modify this policy prior to a change or modification by the SEC of its position.

                             PORTFOLIO TRANSACTIONS

The Portfolios' debt securities are primarily traded in the OTC market by dealers who are usually acting as principal for their own account. On occasion, securities may be purchased directly from the issuer. Such securities are generally traded on a net basis and do not normally involve brokerage commissions or transfer taxes. The Fund enters into financial futures and options contracts that normally involve brokerage commissions.

For the last three fiscal years, the amount of brokerage commissions (associated with financial futures and options contracts) paid by each Portfolio was as follows:

--------------------------------- ------------------------------- ------------------------------ -------------------------------
                                  YEAR ENDED                      YEAR ENDED                     YEAR ENDED
PORTFOLIO NAME                    DECEMBER 31, 2004               DECEMBER 31, 2003              DECEMBER 31, 2002
--------------------------------- ------------------------------- ------------------------------ -------------------------------

--------------------------------- ------------------------------- ------------------------------ -------------------------------
U.S. Short-Term                                           $[   ]                            $ 0                         $ 5,521
--------------------------------- ------------------------------- ------------------------------ -------------------------------
Limited Duration                                          $[   ]                          3,594                             848
--------------------------------- ------------------------------- ------------------------------ -------------------------------
Mortgage-Backed                                           $[   ]                          6,887                          16,886
--------------------------------- ------------------------------- ------------------------------ -------------------------------
Worldwide                                                 $[   ]                         16,972                          20,734
--------------------------------- ------------------------------- ------------------------------ -------------------------------
Worldwide Core                                            $[   ]                         11,050                          25,569
--------------------------------- ------------------------------- ------------------------------ -------------------------------
International                                             $[   ]                          7,385                           3,429
--------------------------------- ------------------------------- ------------------------------ -------------------------------
U.S. Inflation-Indexed                                    $[   ]                              0                               0
--------------------------------- ------------------------------- ------------------------------ -------------------------------
Global Inflation-Indexed Hedged*                          $[   ]                              0                             N/A
--------------------------------- ------------------------------- ------------------------------ -------------------------------

* The Global Inflation-Indexed Hedged Portfolio commenced operations on January
  14, 2003.

The cost of executing transactions will consist primarily of dealer spreads.
These spreads are not included in Portfolio expenses and therefore, are not subject to the expense cap. Nevertheless, this spread, in the absence of the intended positive effects of each such transaction, will decrease the total return of the Portfolio. A Portfolio will buy one asset and sell another only if the Investment Adviser and/or the Sub-Adviser believes it is advantageous to do so after considering the effect on the Portfolio's total return of the additional custodial charges and the spread.

All purchases and sales will be executed with major dealers and banks on a best net price basis. No trades will be executed with the Investment Adviser, the
Sub-Adviser, their affiliates, officers or employees acting as principal or agent for others, although such entities and persons may be trading contemporaneously in the

                                       49

same or similar securities. The Investment Adviser and/or Sub-Adviser may decide that a particular investment that is appropriate for one Portfolio, is also appropriate for another Portfolio, client or fund. If this occurs, the transaction, as well as related expenses, will be allocated in a manner deemed equitable by the Investment Adviser.

Certain Portfolios are expected to invest substantial portions of their assets in foreign securities. Since costs associated with transactions in foreign securities are generally higher than costs associated with transactions in domestic securities, the operating expense ratios of these Portfolios can be expected to be higher than that of a Portfolio investing exclusively in domestic securities.

                      DISCLOSURE OF FUND PORTFOLIO HOLDINGS

The Fund's Board of Directors has adopted a policy regarding selective disclosure of portfolio holdings("Disclosure Policies"). These Disclosure
Policies are intended to ensure compliance by the Fund and of the separate investment series of the Fund (each a "Series") and its service providers with
(i) the applicable restrictions of the federal securities laws such as the 1940
Act and the Investment Advisers Act of 1940 ("Advisers Act"), and (ii) general principles of fiduciary duty.

Generally, the Disclosure Policies state that no information concerning the portfolio holdings of the Fund may be disclosed to any unaffiliated third party except as provided below:

(a)  The Fund, or its duly authorized service providers, may publicly disclose a
     Series' portfolio holdings in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the Securities and
     Exchange Commission.

(b)  In addition, the Fund anticipates posting information regarding its portfolio holdings on its website, which information is expected to be updated on a monthly basis. A summary or list of a Series' completed purchases and sales (sometimes referred to as the "trade commentary") may only be made publicly available simultaneously or after the public disclosure of a Series' portfolio holdings in accordance with this paragraph and in compliance with applicable laws, regulations and interpretations thereof, as duly documented with the Fund.

In addition, the Fund may distribute (or authorize its service providers to distribute) information concerning a Series' portfolio holdings to mutual fund evaluation services such as Standard & Poor's, Morningstar or Lipper Analytical
Services or and due diligence departments of broker-dealers and wirehouses that regularly analyze the portfolio holdings of mutual funds, before their public disclosure is required or authorized provided that:

(a)  the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling shares of the
     Series before the portfolio holdings or results of the analysis become public information; and

(b)  the recipient signs a written Confidentiality Agreement

Any waiver of these Disclosure Policies shall be reported to the Fund's Board of
Directors.

                              SECURITIES VALUATION

                                       50

Securities for which market quotations are readily available are valued at prices that, in the opinion of the Investment Adviser, most nearly represent the market values of such securities at 4:00 p.m., Eastern time. Currently, such prices are determined using the last reported sale price, or if no sales are reported (as in the case of some securities traded OTC), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Board of Directors.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and relationships between securities which are generally recognized by institutional traders.

If any securities held by the Portfolios are illiquid, the Investment Adviser determines their fair value following procedures approved by the Directors. The fair value of such securities is generally determined as the amount that a
Portfolio could reasonably expect to realize for the security upon its current sale. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by a
Portfolio in connection with such disposition).

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the Fund. The values of these securities used in determining the net asset value of a Portfolio's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information on large numbers of securities, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the
Fund. Occasionally, events affecting the value of securities may occur between such times and the close of the Fund, which will not be reflected in the computation of a Portfolio's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Directors. In addition, securities held by some of the Portfolios may be traded in foreign markets that are open for business on days that a Portfolio is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of such Portfolio.

                         SUPPLEMENTAL TAX CONSIDERATIONS

The following summary of tax consequences does not purport to be complete. It is based on U.S. federal tax laws and regulations in effect on the date of this
SAI, which are subject to change by legislative or administrative action.
Investors are advised to consult their own tax advisor for more complete information on specific tax consequences.

                                       51

QUALIFICATION AS A REGULATED INVESTMENT COMPANY
-----------------------------------------------

Each active Portfolio has qualified, and intends to continue to qualify, to be treated as a regulated investment company ("RIC") under Subchapter M of the
Internal Revenue Code of 1986, as amended (the "Tax Code"). To qualify as a RIC, a Portfolio must, among other things:

a.   derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, and other income
     (including gains from options, futures or forward contracts) derived from its business of investing in securities or foreign currencies (the
     "Qualifying Income Requirement");

b.   diversify its holdings so that, at the end of each quarter of the
     Portfolio's taxable year:

     i)   at least 50% of the Portfolio's asset market value is represented by cash and cash items (including receivables), U.S. government securities, securities of other RICs and other securities, with such other securities of any one issuer limited to an amount not greater than 5% of the value of the Portfolio's total assets and not greater than 10% of the outstanding voting securities of such issuer and

     ii)  not more than 25% of the value of the Portfolio's total assets is invested in the securities of any one issuer (other than U.S.
          government securities or the securities of other RICs); and

c.   distribute at least 90% of its investment company taxable income (which includes, among other items, interest and net short-term capital gains in excess of net long-term capital losses).

If a Portfolio does not qualify as a RIC for any taxable year, all of its taxable income will be taxed to the Portfolio at corporate rates. For each taxable year the Portfolio qualifies as a RIC, it will not be subject to Federal income tax on that part of its investment company taxable income and net capital gains (the excess of net long-term capital gain over net short-term capital loss) it distributes to its shareholders. In addition, to avoid a nondeductible
4% federal excise tax, the Portfolio must distribute during each calendar year an amount at least equal to the sum of :

a.   98% of its ordinary income (not taking into account any capital gains or losses), determined on a calendar year basis;

b.   98% of its capital gains in excess of capital losses, determined in general on an October 31 year-end basis; and

c.   any undistributed amounts from previous years.

Each Portfolio intends to distribute all of its net income and gains;
shareholders may automatically reinvest in additional shares unless they elect to receive cash distributions. Each Portfolio will monitor its compliance with all of the rules set forth in the preceding paragraph.

DISTRIBUTIONS
-------------

Distributions by a Portfolio of net investment income and net short-term capital gains are taxable to Portfolio shareholders as ordinary income regardless of whether the distribution is received in cash or additional Portfolio shares.
Distributions

                                       52

of net long-term capital gains that are designated by the Portfolio as capital gain dividends are taxable to the shareholders as long-term capital gain, regardless of the length of time the shares of the Portfolio have been held by such shareholders and regardless of whether the distribution is received in cash or in additional Portfolio shares. It is not anticipated that any portion of the distributions made by the Portfolios will not qualify for the corporate dividends received deduction and/or reduced rates on qualified dividends.
Certain distributions paid by a Portfolio in January will be treated as paid on the prior December 31st if the declaration date and record date of the distribution was during the last quarter of the calendar year.

SALE OF SHARES
--------------

Upon the sale or other disposition of Portfolio shares, or upon receipt of a distribution in complete Portfolio liquidation, a shareholder usually will realize a capital gain or loss (assuming the shareholder holds the shares as a capital asset). This loss may be long-term or short-term, generally depending upon the shareholder's holding period for the shares. For tax purposes, a loss will be disallowed on the sale or exchange of shares if the disposed of shares are replaced (including shares acquired pursuant to a dividend reinvestment plan) within a period of 61 days. The 61 day time window begins 30 days before and ends 30 days after the sale or exchange of such shares. Should a disposition fall within this 61-day window, the basis of the acquired shares will be adjusted to reflect the disallowed loss. If a shareholder holds Portfolio shares for six months or less and during that period receives a distribution payable of long-term capital gains, any loss realized on the sale of such shares during such six month period would be a long-term loss to the extent of such distribution.

ZERO COUPON SECURITIES AND INFLATION-INDEXED SECURITIES
-------------------------------------------------------

A Portfolio's investment in zero coupon securities will result in Portfolio income equal to a portion of the excess of the stated redemption price of the securities over their adjusted issue price (the "original issue discount"), prior amortized value or purchased cost for each year that the securities are held. This is so even though the Portfolio receives no cash interest payments during the holding period. This income is included when determining the amount of income the Portfolio must distribute to maintain its status as a RIC and to avoid the payment of Federal income tax and the 4% excise tax. In addition, any increase in the principal amount of an inflation-indexed bond will generally be considered taxable ordinary income at the time of such increase, even though the principal amount is not paid until maturity.

HEDGING TRANSACTIONS
--------------------

Certain options, futures and forward contracts in which a Portfolio may invest are "section 1256 contracts." Gains and losses on section 1256 contracts are generally treated as 60 percent long-term and 40 percent short-term capital gains or losses ("60/40 treatment"). This is so regardless of the length of the
Portfolio's actual holding period for the contract. Also, a Portfolio holding a section 1256 contract at the end of each taxable year (and generally, for the purposes of the 4% excise tax, on October 31 of each year) must be treated as if the contract had been sold at its fair market value on that day ("mark to market treatment"). As such, any deemed gain or loss on the contract is subject to
60/40 treatment. Foreign currency gain or loss (discussed below) arising from section 1256 contracts may, however, be treated as ordinary income or loss.
Hedging transactions may increase the amount of short-term capital gain realized by the Portfolios. Such gain is taxed as ordinary income when distributed to shareholders.

STRADDLES
---------

The hedging transactions undertaken by a Portfolio may result in "straddles" for
Federal income tax purposes, affecting the character of gains or losses realized by

                                       53

the Portfolio. Losses realized by a Portfolio on positions that are part of a straddle may be deferred under the straddle rules rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized. Further, a Portfolio may be required to capitalize, instead of currently deducting any interest expense on indebtedness incurred to purchase or carry any positions that are part of a straddle. To date, only a few regulations implementing the straddle rules have been adopted; thus, the
Portfolio tax consequences of engaging in straddles transactions are unclear.

A Portfolio may make one or more of the elections available under the Tax Code that apply to straddles. If a Portfolio makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may accelerate the recognition of gains or losses from the affected straddle positions.

Straddle rules may affect the amount, character and timing of gains or losses from the positions that are part of a straddle. The amount of Portfolio income distributed and taxed as ordinary income or long-term capital gain to shareholders may be increased or decreased compared to a fund not engaging in such hedging transactions.

FOREIGN CURRENCY-RELATED TRANSACTIONS
-------------------------------------

Gains or losses attributable to exchange rate fluctuations are generally treated as ordinary income or loss when they occur between the time a Portfolio accrues interest or other receivables, accrues expenses or other liabilities, denominated in a foreign currency and the time the Portfolio actually collects such receivables, or pays such liabilities. In addition, gains or losses may be the result of:

a.   certain option dispositions

b.   futures and forward contracts

c.   debt security dispositions denominated in a foreign currency

d.   fluctuations in foreign currency value between the date of acquisition of the security or contract and the date of disposition.

These gains or losses, referred to under the Tax Code as "section 988" gains or losses, may increase or decrease the amount of a Portfolio's investment company taxable income to be distributed to shareholders as ordinary income.

BACKUP WITHHOLDING
------------------

A Portfolio may be required to withhold U.S. Federal income tax at the rate of
28% of all taxable distributions, including those deemed to be distributed as a result of the automatic reinvestment by the shareholder of its distributions in additional shares of the Portfolio. The withholding rate applies to shareholders who:

a.   fail to provide the Portfolio with their correct taxpayer identification number;

b.   fail to make required certifications,

c.   have been notified by the Internal Revenue Service that they are subject to backup withholding.

Backup withholding is not an additional tax. Any amounts withheld will be credited against a shareholder's U.S. Federal income tax liability. Corporate shareholders and certain other shareholders are exempt from such backup withholding.

                                       54

FOREIGN SHAREHOLDERS
--------------------

A foreign shareholder, qualifying as a non-resident alien, a foreign trust or estate, foreign corporation, or foreign partnership ("Foreign Shareholder") may have to pay U.S. tax depending on whether the Portfolio income is "effectively connected" with a U.S. trade or business.

If a foreign shareholder's Portfolio income is effectively connected with a U.S.
trade or business, then:

a.   distributions of investment company taxable income,

b.   capital gain dividends, and

c.   any gain realized upon the redemption, sale or exchange of shares of the
     Portfolio will be subject to U.S. Federal income tax at the graduated rates applicable to U.S. citizens or domestic corporations. Such shareholders may also be subject to the branch profits tax at a 28% rate.

If a foreign shareholder's Portfolio income is not "effectively connected" with a U.S. trade or business, the distributions of investment company taxable income will generally be subject to a U.S. tax of 30% (or lower treaty rate).

Under recently enacted legislation, a Portfolio may be able to designate certain distributions as being derived from net interest income or net short-term capital gains and such designated distributions would generally not be subject to U.S. tax withholding. The new provision would apply with respect to taxable years of a Fund beginning after December 31, 2004 and before January 1, 2008. In light of the limited number of foreign investors, the Portfolios may choose to not make such designations. It should also be noted that, even if such designations are made, the provision would not eliminate all withholding on distributions by the portfolios to foreign investors. Distributions that are derived from any dividends on corporate stock or from ordinary income other than interest would still be subject to withholding. As an example, foreign currency gains and ordinary income from swaps or other investments would still be subject to withholding when distributed to foreign investors.

The tax consequences to a foreign shareholder entitled to claim the benefits of an applicable tax treaty may differ from those described herein. Foreign shareholders are advised to consult their own tax advisers regarding investment tax consequences of investing in a Portfolio.

SHORT SALES
-----------

Subject to the rules concerning constructive sales (see below), each of certain
Portfolios will not realize gain or loss on the short sale of a security until it closes the transaction by delivering the borrowed security to the lender.
Pursuant to Tax Code Section 1233, all or a portion of any gain arising from a short sale may be treated as short-term capital gain, regardless of the period of time the Portfolio held the security used to close the short sale. The distribution requirements applicable to the Portfolio's assets may limit the extent to which each Portfolio will be able to engage in short sales and transactions in options, futures and forward contracts.

CONSTRUCTIVE SALES
------------------

Under normal circumstances, a Portfolio may recognize gain from a constructive sale of an "appreciated financial position" it holds if it enters into a short sale, forward contract or other transaction that substantially reduces the risk of loss

                                       55

with respect to the appreciated position. In that event, the Portfolio would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale depends on the Portfolio's holding period in the property. Loss from a constructive sale is recognized when the property is subsequently disposed of, and its character would depend on the Portfolio's holding period and the application of various loss deferral provisions of the
Tax Code. Constructive sale treatment does not apply to transactions closed in the 90-day period ending with the 30th day after the close of the taxable year, if certain conditions are met.

FOREIGN INCOME
--------------

Income received by a Portfolio from sources within foreign countries may be subject to withholding and other taxes imposed by such countries. Tax conventions between certain countries and the United States may reduce or eliminate such taxes. The amount of foreign tax cannot be predicted in advance because the amount of a Portfolio's assets that may be invested in a particular country is subject to change.

Certain Portfolios may invest in shares of foreign corporations that may be classified under the Tax Code as passive foreign investment companies ("PFICs").
In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets, or 75% or more of its gross income is investment-type income. If a Portfolio receives a so-called "excess distribution" with respect to PFIC stock, the Portfolio itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Portfolio to shareholders. In general, under PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Portfolio held the PFIC shares. The Portfolio itself will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Portfolio taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years.
Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

A Portfolio may be eligible to elect alternative tax treatment with respect to
PFIC shares. Under an election that currently is available in some circumstances, a Portfolio would be required to include in its gross income its shares of the earnings of a PFIC on a current basis, regardless of whether distributions were received from the PFIC in a given year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions would not apply. In addition, another election would involve marking to market a Portfolio's PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses and any loss from an actual disposition of PFIC shares would be deductible as ordinary losses to the extent of any net mark-to-market gains from shares in the same PFIC included in income in prior years.

If more than 50% of a Portfolio's total asset value at the end of its taxable year consists of securities of foreign corporations as will be expected with respect to the Fund's international portfolios, the Portfolio will be eligible, and may elect to "pass through" to shareholders the Portfolio's foreign income and similar taxes it has paid. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) a pro rata share of the foreign taxes paid by the Portfolio in gross income. The Portfolio will be entitled either to deduct (as an itemized deduction) that amount in computing

                                       56

taxable income or use that amount as a foreign tax credit against U.S. Federal income tax liability. The amount of foreign taxes for which a shareholder can claim a credit in any year will be subject to limitations set forth in the Tax
Code, including a separate limitation for "passive income," which includes, among other items, dividends, interest and certain foreign currency gains.
Shareholders not subject to U.S. Federal income tax on portfolio income may not claim this deduction or credit. Shareholders of the international portfolios will be notified within 60 days after the close of the Portfolio's taxable year whether the foreign taxes paid by such Portfolio will "pass through" for the year.

OTHER TAXES
-----------

A Portfolio may be subject to state, local or foreign taxes in any jurisdiction where the Portfolio is deemed to be doing business. In addition, Portfolio shareholders may be subject to state, local or foreign taxes on Portfolio distributions. In many states, Portfolio distributions derived from interest on certain U.S. Government obligations may be exempt from taxation. Shareholders should consult their own tax advisers concerning these matters.

                                       57

                             SHAREHOLDER INFORMATION

Certificates representing a particular Portfolio's shares will not be issued to shareholders. Investors Bank, the Fund's Transfer Agent, maintains accounts for each shareholder. The registration and transfer of shares, as recorded in these accounts shall be reflected by bookkeeping entry, without physical delivery.
Detailed confirmations of purchases and redemptions are sent to each shareholder. Monthly account statements are sent detailing all transactions, including shares purchased as a result of a reinvestment of Portfolio distributions.

The Transfer Agent will require a shareholder to provide requests in writing, accompanied by a valid signature guarantee form, when changing certain information in an account (i.e., wiring instructions, telephone privileges, etc.) Neither the Fund, Quasar or the Transfer Agent will be responsible for the validity of written or telephonic requests.

Should conditions exist making cash payments undesirable, the Fund reserves the right to honor any Portfolio redemption request by making payment in whole or in part in readily marketable securities and valued as they are for purposes of computing the Portfolio's net asset value ("redemption-in-kind"). If payment is made in securities, a shareholder may incur transaction expenses in converting these securities to cash. The Fund has elected to be governed by Rule 18f-1 under the 1940 Act. Thus, the Fund is obligated to redeem shares, with respect to any one shareholder during any 90-day period, solely in cash up to the lesser of $250,000 or 1% of the net asset value of a Portfolio at the beginning of the period.

                         CUSTODIAN AND ACCOUNTING AGENT

Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130,
is Custodian and Accounting Agent for the Fund.

                     TRANSFER AND DIVIDEND DISBURSING AGENT

Investors Bank & Trust Company, P.O. Box 9130, Boston, Massachusetts 02117-9130,
is Transfer Agent for the shares of the Fund, and Dividend Disbursing Agent for the Fund.

                                  LEGAL COUNSEL

Dechert LLP, 1775 I Street, NW, Washington, D.C. 20006-2401, is legal counsel for the Fund.

                              INDEPENDENT AUDITORS

[      ], is the Independent Registered Public Accounting Firm for the Fund.

                              FINANCIAL STATEMENTS

The audited financial statements for the year ended December 31, 2004 are incorporated herein by reference to the Annual Report to Shareholders covering this period.

                                       58

                                   APPENDIX A
                           QUALITY RATING DESCRIPTIONS

                                STANDARD & POOR'S
                                -----------------

AAA. Bonds rated AAA are the highest grade debt obligations. This rating indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality obligations. Capacity to pay principal and interest is very strong, and in the majority of instances, they differ from AAA issues only in a small degree.

A. Bonds rated A have a strong capacity to pay principal and interest, although they are more susceptible to the adverse effects of changes in circumstances and economic conditions.

BBB. Bonds rated BBB are regarded as having adequate capacity to pay interest or principal. Although these bonds normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and principal.

BB. Bonds rated BB are less vulnerable to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

B. Bonds rated B are more vulnerable to nonpayment than obligations rated BB, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor's capacity or willingness to meet its financial commitment on the obligation.

CCC. Bonds rated CCC are currently vulnerable to nonpayment, and are dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC. Bonds rated CC are currently highly vulnerable to nonpayment.

C. Bonds rated C may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

The ratings may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

Municipal notes issued since July 29, 1984 are designated "SP-1," "SP-2," and
"SP-3." The designation SP-1 indicates a very strong capacity to pay principal and interest. A "+" is added to those issues determined to possess overwhelming safety characteristics.

A-1. S&P's Commercial Paper ratings are current assessments of the likelihood of timely payments of debts having original maturity of no more than 365 days. The
A-1 designation indicates the degree of safety regarding timely payment is very strong.

                                       59

A-2. Capacity for timely payment on issues with this designation is strong.
However, the relative degree of safety is not as high as for issues designated
A-1.

A-3. Adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

                        MOODY'S INVESTORS SERVICE, INC.

Aaa. Bonds rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge."
Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. These bonds are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuations of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.

A. These bonds possess many favorable investment attributes and may be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa. These bonds are considered medium-grade obligations. They are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba. These bonds possess speculative elements because their future cannot be considered as well assured. Uncertainty of position characterizes bonds in this class, because the protection of interest and principal payments may be very moderate and not well safeguarded.

B. These bonds lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa. This rating represents bonds, which may be in default, or, there may be present elements of danger with respect to principal or interest.

Ca. This rating represents highly speculative bonds. Such instruments are often in default or have other marked shortcomings.

C. The lowest class of bonds, with poor prospects of attaining any real investment standing.

Moody's applies numerical modifiers, 1, 2, and 3 in each generic rating classification from Aa through B in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier
3 indicates that the issue ranks in the lower end or its generic rating category.

                                       60

Moody's ratings for state and municipal and other short-term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term credit risk.
Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of high importance in long-term borrowing risk are of lesser importance in the short run.

MIG-1. Notes bearing this rating are of the best quality enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.

MIG-2. Notes bearing this rating are of favorable quality, with all security elements accounted for, but lacking the undeniable strength of the previous grade. Market access for refinancing, in particular, is likely to be less well established.

MIG-3. Notes bearing this rating are of favorable quality, although liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be well established.

P-1. Moody's Commercial Paper ratings are opinions of the ability of issuers to repay punctually promissory obligations not having an original maturity in excess of nine months. The designation "Prime-1" or "P-1" indicates the highest quality repayment capacity of the rated issue.

P-2. Issuers have a strong capacity for repayment of short-term promissory obligations.

P-3. Issuers have an acceptable ability for repayment of senior short-term obligations.

                   FITCH RATINGS LTD. AND DUFF & PHELPS, LLC
                   -----------------------------------------

International Long-Term Credit Ratings:

The following ratings scale applies to foreign currency and local currency ratings.

Investment Grade

AAA: Highest credit quality. 'AAA' ratings denote the lowest expectation of credit risk. They are assigned only in case of exceptionally strong capacity for timely payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA: Very high credit quality. 'AA' ratings denote a very low expectation of credit risk. They indicate very strong capacity for timely payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A: High credit quality. 'A' ratings denote a low expectation of credit risk. The capacity for timely payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to changes in circumstances or in economic conditions than is the case for higher ratings.

BBB: Good credit quality. 'BBB' ratings indicate that there is currently a low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment-grade category.

                                       61

Speculative Grade

BB: Speculative. 'BB' ratings indicate that there is a possibility of credit risk developing, particularly as the result of adverse economic change over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B: Highly speculative. 'B' ratings indicate that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC, C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A 'CC' rating indicates that default of some kind appears probable. 'C' ratings signal imminent default.

DDD, DD, D: Default. The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines. 'DDD' obligations have the highest potential for recovery, around 90% - 100% of outstanding amounts and accrued interest. "DD' indicates potential recoveries in the range of 50% - 90% and 'D' the lowest recovery potential, i.e., below 50%.

Entities rated in this category have defaulted on some or all of their obligations. Entities rated 'DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities rated 'DD' and 'D' are generally undergoing a formal reorganization or liquidation process; those rated 'DD' are likely to satisfy a higher portion of their outstanding obligations, while entities rated 'D' have a poor prospect of repaying all obligations.

International Short-Term Credit Ratings

F1: Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

F2: Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

F3: Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near-term adverse changes could result in a reduction to non-investment grade.

B: Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near-term adverse changes in financial and economic conditions.

C: High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

D: Default. Denotes actual or imminent payment default.

                                       62

Notes to Long-term and Short-term ratings:

"+" or "-" may be appended to a rating to denote relative status within major rating categories. Such suffixes are not added to the 'AAA' Long-term rating category, to categories below 'CCC', or to Short-term ratings other than 'F1'.

'NR' indicates that Fitch does not rate the issuer or issue in question.

'Withdrawn': A rating is withdrawn when Fitch deems the amount of information available to be inadequate for rating purposes, or when an obligation matures, is called, or refinanced.

Rating Watch: Ratings are placed on Rating Watch to notify investors that there is a reasonable probability of a rating change and the likely direction of such change. These are designated as "Positive", indicating a potential upgrade,
"Negative", for a potential downgrade, or "Evolving", if ratings may be raised, lowered or maintained. Rating Watch is typically resolved over a relatively short period.

A Rating Outlook indicates the direction a rating is likely to move over a one to two-year period. Outlooks may be positive, stable or negative. A positive or negative Rating Outlook does not imply a rating change is inevitable. Similarly, companies whose outlooks are `stable` could be upgraded or downgraded before an outlook moves to positive or negative if circumstances warrant such an action.
Occasionally, Fitch may be unable to identify the fundamental trend. In these cases, the Rating Outlook may be described as evolving.

                                       63

                                   APPENDIX B

                          FISCHER FRANCIS TREES & WATTS
                          -----------------------------

           COMPANY POLICY FOR PROXY VOTING AND OTHER CORPORATE ACTIONS

FFTW manages only fixed income portfolios which are in the main invested in sovereign or high quality corporate debt. These securities do not typically convey voting rights to the holder and the occurrence of corporate governance notices for these types of investments is considerably less than that encountered for equity stocks.

On occasion however we do receive corporate governance notices which commonly will fall into one of the following categories:

1)   Exchange offers - Generally, these offers request instructions as to whether the holder would be willing to exchange one set of notes for another. The most frequent example of this type of offer is where securities become registered having previously been unregistered.

2)   Tender offers - These offers are generally where the issuer makes a tender to back some types of notes.

3)   Consents - This will occur when an issuer wishes to make changes to the underlying covenants or assigning of rights within the structure of the security itself and needs to obtain a majority of the noteholders'
     authority and consent in order to implement the changes.

FFTW's policy is to act upon any corporate governance notices received in accordance with any specific client instructions that may be in place.
Notwithstanding this policy, where FFTW acts as a proxy on behalf of its clients in responding to such notices, the firm's policy is to exercise the proxy vote in the best interests of the client taking into consideration all relevant factors including, without limitation, acting in a manner that FFTW believes will (1) maximize the economic benefits to the client (taking into consideration potential risk, reward and the client's investment objectives) and (2) promote sound corporate governance by the issuer. In the unlikely event that FFTW believes that there is a potential conflict of interest between the interest of the client and FFTW in connection with a proxy vote that it is exercising on behalf of a client, FFTW's Chief Investment Officer, Chief Operating Officer or
its Chief Legal and Risk Officer, or their respective delegees, will review the matter to ensure that the client's interests are placed ahead of any interest that FFTW may have in connection with the vote.

                                       64

PART C OTHER INFORMATION

ITEM 23.  Exhibits

The following exhibits are incorporated herein by reference, are not required to be filed or are filed herewith (as indicated):

          (a)(1)    Articles of Incorporation, dated February 23, 1989, filed as
                    Exhibit 1 to Registrant's Registration Statement on Form
                    N-1A.

          (a)(2)    Articles of Amendment, dated July 1, 1991, filed as Exhibit
                    1(a) to Post-Effective Amendment No. 4 to Registrant's
                    Registration Statement on Form N-1A.

          (a)(3)    Articles of Amendment, dated July 26, 1991, filed as Exhibit
                    1(a) to Post-Effective Amendment No. 5 to Registrant's
                    Registration Statement on Form N-1A.

          (a)(4)    Articles Supplementary, dated February 16, 1993, filed as
                    Exhibit 1(c) to Post-Effective Amendment No. 10 to
                    Registrant's Registration Statement on Form N-1A.

          (a)(5)    Articles of Amendment, dated August 17, 1995, filed as
                    Exhibit 1(d) to Post-Effective Amendment No. 20 to
                    Registrant's Registration Statement on Form N-1A.

          (a)(6)    Articles of Amendment, dated December 11, 1996, filed as
                    Exhibit 1(e) to Post-Effective Amendment No. 20 to
                    Registrant's Registration Statement on Form N-1A.

          (a)(7)    Articles of Amendment, dated July 8, 1998 filed as Exhibit
                    1(f) to Post-Effective Amendment No. 23 to Registrant's
                    Registration Statement on Form N-1A. .

          (a)(8)    Articles of Amendment, dated December 10, 1998, filed as
                    Exhibit (a)(8) to Post-Effective Amendment No. 24 to
                    Registrant's Registration Statement on Form N-1A.

          (a)(9)    Articles of Amendment, dated December 23, 2002, filed as
                    Exhibit (a)(9) to the Post Effective Amendment No. 30 to the
                    Registrant's Registration Statement on Form N-1A.

          (b)(1)    By-laws, filed as Exhibit 2 to Registrant's Registration
                    Statement on Form N-1A.

          (b)(2)    Amended By-laws, filed as Exhibit 2 to Post-Effective
                    Amendment No. 2 to Registrant's Registration Statement on
                    Form N-1A.

          (b)(3)    Amendment to By-laws, filed as Exhibit 2(a) to
                    Post-Effective Amendment No. 5 to Registrant's Registration
                    Statement on Form N-1A.

          (b)(4)    Amendment to By-laws, dated November 25, 2002, filed as
                    Exhibit (b)(4) to the Post Effective Amendment No. 30 to the
                    Registrant's Registration Statement on Form N-1A.

          (c)       Not Applicable.

          (d)(1)    Management Agreement between the Registrant and Fischer
                    Francis Trees & Watts, Inc., dated November 30, 1989, filed as Exhibit 5 to Pre-Effective Amendment No. 3 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(2)    Amendment to Management Agreement between the Registrant and
                    Fischer Francis Trees & Watts, Inc., dated September 25,
                    1990, filed as Exhibit 5 to Post-Effective Amendment No. 2 to Registrant's Registration Statement on Form N-1A.

          (d)(3)    Amended and Restated Management Agreement between the
                    Registrant and Fischer Francis Trees & Watts, Inc., dated
                    August 31, 1991, filed as Exhibit 5 to Post-Effective
                    Amendment No. 5 to Registrant's Registration Statement on
                    Form N-1A.

          (d)(4)    Sub-Advisory Agreement between Fischer Francis Trees &
                    Watts, Inc. and Fischer Francis Trees and Watts, dated
                    August 31, 1991, filed as Exhibit 5(a) to Post-Effective
                    Amendment No. 5 to Registrant's Registration Statement on
                    Form N-1A.

          (d)(5)    Advisory Agreement between the Registrant (for the Stable
                    Return Portfolio) and Fischer Francis Trees & Watts, Inc.,
                    dated February 18, 1993, filed as Exhibit 5(d) to
                    Post-Effective Amendment No. 10 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(6)    Advisory Agreement between the Registrant (for the U.S.
                    Treasury Portfolio) and Fischer Francis Trees & Watts, Inc.,
                    dated February 18, 1993, filed as Exhibit 5(e) to
                    Post-Effective Amendment No. 10 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(7)    Advisory Agreement between the Registrant (for the Broad
                    Market Fixed Income Portfolio) and Fischer Francis Trees &
                    Watts, Inc., dated February 18, 1993, filed as Exhibit 5(g)
                    to Post-Effective Amendment No. 10 to Registrant's
                    Registration Statement on Form N-1A.

          (d)(8)    Advisory Agreement between the Registrant (for the
                    International Fixed Income Portfolio) and Fischer Francis
                    Trees & Watts, Inc., dated February 18, 1993 filed, as
                    Exhibit 5(i) to Post-Effective Amendment No. 10 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(9)    Advisory Agreement between the Registrant (for the
                    International Fixed Income-Hedged Portfolio) and Fischer
                    Francis Trees & Watts, Inc., dated February 18,

                    1993, filed as Exhibit 5(j) to Post-Effective Amendment No.
                    10 to Registrant's Registration Statement on Form N-1A.

          (d)(10)   Sub-Advisory Agreement (for the International Fixed Income
                    Portfolio) between Fischer Francis Trees & Watts, Inc. and
                    Fischer Francis Trees & Watts, dated February 18, 1993,
                    filed as Exhibit 5(l) to Post-Effective Amendment No. 10 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(11)   Sub-Advisory Agreement (for the International Fixed
                    Income-Hedged Portfolio) between Fischer Francis Trees &
                    Watts, Inc. and Fischer Francis Trees & Watts, dated
                    February 18, 1993, filed as Exhibit 5(m) to Post-Effective
                    Amendment No. 10 to Registrant's Registration Statement on
                    Form N-1A.

          (d)(12)   Advisory Agreement between the Registrant (for the Mortgage
                    Total Return Portfolio) and Fischer Francis Trees & Watts,
                    Inc., dated January 2, 1996, filed as Exhibit 5(n) to
                    Post-Effective Amendment No. 19 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(13)   Advisory Agreement between the Registrant (for the Emerging
                    Markets Portfolio) and Fischer Francis Trees & Watts, Inc.,
                    dated October 30, 1996, filed as Exhibit 5(o) to
                    Post-Effective Amendment No. 20 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(14)   Advisory Agreement between the Registrant (for the
                    Inflation-Indexed Portfolio) and Fischer Francis Trees &
                    Watts, Inc., dated October 30, 1996, filed as Exhibit 5(p)
                    to Post-Effective Amendment No. 20 to Registrant's
                    Registration Statement on Form N-1A.

          (d)(15)   Advisory Agreement between the Registrant (for the
                    Inflation-Indexed Hedged Portfolio) and Fischer Francis
                    Trees & Watts, Inc., dated October 30, 1996, filed as
                    Exhibit 5(q) to Post-Effective Amendment No. 20 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(16)   Advisory Agreement between the Registrant (for the Money
                    Market Portfolio) and Fischer Francis Trees & Watts, Inc.,
                    dated October 30, 1996, filed as Exhibit 5(r) to
                    Post-Effective Amendment No. 20 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(17)   Sub-Advisory Agreement (for the Emerging Markets Portfolio)
                    between Fischer Francis Trees & Watts, Inc. and Fischer
                    Francis Trees & Watts, dated October 30, 1996, filed as
                    Exhibit 5(s) to Post-Effective Amendment No. 20 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(18)   Sub-Advisory Agreement (for the Inflation-Indexed Portfolio)
                    between Fischer Francis Trees & Watts, Inc. and Fischer
                    Francis Trees & Watts, dated October 30, 1996, filed as
                    Exhibit 5(t) to Post-Effective Amendment No. 20 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(19)   Sub-Advisory Agreement (for the Inflation Indexed-Hedged
                    Portfolio) between Fischer Francis Trees & Watts, Inc. and
                    Fischer Francis Trees & Watts, dated October 30, 1996, filed as Exhibit 5(u) to Post-Effective Amendment No. 20 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(20)   Amendment to Management Agreement (for the Broad Market
                    Portfolio) between the Registrant and Fischer Francis Trees
                    & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(v)
                    to Post-Effective Amendment No. 20 to Registrant's
                    Registration Statement on Form N-1A.

          (d)(21)   Amendment to Management Agreement (for the U.S. Treasury
                    Portfolio) between the Registrant and Fischer Francis Trees
                    & Watts, Inc., dated October 30, 1996, filed as Exhibit 5(w)
                    to Post-Effective Amendment No. 20 to Registrant's
                    Registration Statement on Form N-1A.

          (d)(22)   Advisory Agreement between the Registrant (for the Global
                    High Yield Portfolio) and Fischer Francis Trees & Watts,
                    Inc., dated July 7, 1998, filed as Exhibit 5aa) to
                    Post-Effective Amendment No. 23 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(23)   Advisory Agreement between the Registrant (for the
                    International Corporate Portfolio) and Fischer Francis Trees
                    & Watts, Inc., dated July 7, 1998, filed as Exhibit 5bb) to
                    Post-Effective Amendment No. 23 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(24)   Advisory Agreement between the Registrant (for the
                    International Opportunities Portfolio) and Fischer Francis
                    Trees & Watts, Inc., dated July 7, 1998, filed as Exhibit
                    5cc) to Post-Effective Amendment No. 23 to Registrant's
                    Registration Statement on Form N-1A.

          (d)(25)   Advisory Agreement between the Registrant (for the Global
                    Tactical Exposure Portfolio) and Fischer Francis Trees &
                    Watts, Inc., dated July 7, 1998, filed as Exhibit 5dd) to
                    Post-Effective Amendment No. 23 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(26)   Advisory Agreement between the Registrant (for the U.S.
                    Corporate Portfolio) and Fischer Francis Trees & Watts,
                    Inc., dated July 7, 1998, filed as Exhibit 5ee) to
                    Post-Effective Amendment No. 23 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(27)   Advisory Agreement between the Registrant (for the Equity
                    Alpha Portfolio) and Fischer Francis Trees & Watts, Inc.,
                    dated July 7, 1998, filed as Exhibit 5ff) to Post-Effective
                    Amendment No. 23 to Registrant's Registration Statement on
                    Form N-1A.

          (d)(28)   Advisory Agreement between the Registrant (for the High
                    Yield Portfolio) and Fischer Francis Trees & Watts, Inc.,
                    dated July 7, 1998, filed as Exhibit 5gg) to Post-Effective
                    Amendment No. 23 to Registrant's Registration Statement on
                    Form N-1A.

          (d)(29)   Advisory Agreement between the Registrant (for the
                    Asset-Backed Portfolio) and Fischer Francis Trees & Watts,
                    Inc., dated July 7, 1998, filed as Exhibit 5hh) to
                    Post-Effective Amendment No. 23 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(30)   Advisory Agreement between the Registrant (for the Limited
                    Duration Portfolio) and Fischer Francis Trees & Watts, Inc.,
                    dated July 7, 1998, filed as Exhibit 5ii) to Post-Effective
                    Amendment No. 23 to Registrant's Registration Statement on
                    Form N-1A.

          (d)(31)   Advisory Agreement between the Registrant (for the Mortgage
                    LIBOR Portfolio) and Fischer Francis Trees & Watts, Inc.,
                    dated July 7, 1998, filed as Exhibit 5jj) to Post-Effective
                    Amendment No. 23 to Registrant's Registration Statement on
                    Form N-1A.

          (d)(32)   Sub-Advisory Agreement (for the Global High Yield Portfolio)
                    between Fischer Francis Trees & Watts, Inc. and Fischer
                    Francis Trees & Watts, dated July 7, 1998, filed as Exhibit
                    5kk) to Post-Effective Amendment No. 23 to Registrant's
                    Registration Statement on Form N-1A.

          (d)(33)   Sub-Advisory Agreement (for the International Corporate
                    Portfolio) between Fischer Francis Trees & Watts, Inc. and
                    Fischer Francis Trees & Watts, dated July 7, 1998, filed as
                    Exhibit 5ll) to Post-Effective Amendment No. 23 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(34)   Sub-Advisory Agreement (for the International Opportunities
                    Portfolio) between Fischer Francis Trees & Watts, Inc. and
                    Fischer Francis Trees & Watts, dated July 7, 1998, filed as
                    Exhibit 5mm) to Post-Effective Amendment No. 23 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(35)   Sub-Advisory Agreement (for the Global Tactical Exposure
                    Portfolio) between Fischer Francis Trees & Watts, Inc. and
                    Fischer Francis Trees & Watts, dated July 7, 1998, filed as
                    Exhibit 5nn) to Post-Effective Amendment No. 23 to
                    Registrant's Registration Statement on Form N-1A.

          (d)(36)   Advisory Agreement between the Registrant (for the
                    Worldwide-Hedged Portfolio, now known as Worldwide Core
                    Portfolio) and Fischer Francis Trees & Watts, Inc., dated
                    March 1, 2000, filed as Exhibit d(36), to Post-Effective
                    Amendment No. 28 to Registrant's Registration Statement on
                    Form N-1A.

          (d)(37)   Sub-Advisory Agreement (for the Worldwide-Hedged Portfolio)
                    between Fischer Francis Trees & Watts, Inc. and Fischer
                    Francis Trees & Watts, dated March 1,

                    2000, filed as Exhibit d(37), to Post-Effective Amendment
                    No. 28 to Registrant's Registration Statement on Form N-1A.

          (d)(38)   Form of Advisory Agreement between the Registrant (for the
                    Worldwide Portfolio) and Fischer Francis Trees & Watts,
                    Inc., dated February 27, 2001, filed as Exhibit d(38), to
                    Post-Effective Amendment No. 28 to Registrant's Registration
                    Statement on Form N-1A.

          (d)(39)   Form of Advisory Agreement between the Registrant (for the
                    U.S. Short Term Portfolio) and Fischer Francis Trees &
                    Watts, Inc., dated February 27, 2001, to Post-Effective
                    Amendment No. 28 to Registrant's Registration Statement on
                    Form N-1A.

          (e)(1)    Distribution Agreement between the Registrant and AMT
                    Capital Services, Inc., dated September 21, 1992, filed as
                    Exhibit 6 to Post-Effective Amendment No. 8 to Registrant's
                    Registration Statement on Form N-1A.

          (e)(2)    Distribution Agreement between the Registrant and AMT
                    Capital Services, Inc., dated February 1, 1995 filed as
                    Exhibit 6a to Post-Effective Amendment No. 16 to
                    Registrant's Registration Statement on Form N-1A.

          (e)(3)    Distribution Agreement between the Registrant and AMT
                    Capital Securities, L.L.C., dated May 29, 1998, filed as
                    Exhibit (e)(3) to Post-Effective Amendment No. 24 to
                    Registrant's Registration Statement on Form N-1A.

          (e)(4)    Distribution Agreement between the Registrant and First Fund
                    Distributors, Inc., dated as of January 1, 2000, filed as
                    Exhibit e(4), to Post-Effective Amendment No. 28 to
                    Registrant's Registration Statement on Form N-1A.

          (e)(5)    Distribution Agreement between the Registrant and Quasar
                    Distributors, LLC, dated as of October 1, 2001, filed as
                    Exhibit e(5), to Post-Effective Amendment No. 29 to
                    Registrant's Registration Statement on Form N-1A.

          (f)       Not Applicable.

          (g)(1)    Custodian Agreement between Registrant and State Street Bank
                    & Trust Company, dated November 21, 1989, filed as Exhibit 8 to Pre-Effective Amendment No. 1 to Registrant's
                    Registration Statement on Form N-1A.

          (g)(2)    Custodian Agreement between Registrant and State Street Bank
                    & Trust Company, dated October 22, 1991, filed as Exhibit 8 to Post-Effective Amendment No. 5 to Registrant's
                    Registration Statement on Form N-1A.

          (g)(3)    Custodian Agreement between Registrant and Investors Bank &
                    Trust Company, dated January 10, 1994, filed as Exhibit 8(d)
                    to Post-Effective Amendment No. 13 to Registrant's
                    Registration Statement on Form N-1A.

          (g)(4)    Amendment Agreement dated May 29, 1998 to the Custodian
                    Agreement between Registrant and Investors Bank & Trust
                    Company, dated January 10, 1994, and Transfer Agency and
                    Service Agreement between Registrant and Investors Bank &
                    Trust Company, dated November 27, 1992, filed as Exhibit
                    (g)(4) to Post-Effective Amendment No. 24 to Registrant's
                    Registration Statement on Form N-1A.

          (h)(1)    Transfer Agency and Service Agreement between Registrant and
                    State Street Bank & Trust Company, dated October 22, 1991, filed as Exhibit 8(a) to Post-Effective Amendment No. 5 to
                    Registrant's Registration Statement on Form N-1A.

          (h)(2)    Transfer Agency and Service Agreement between Registrant and
                    Investors Bank & Trust Company, dated November 27, 1992,
                    filed as Exhibit 8(c) to Post-Effective Amendment No. 9 to
                    Registrant's Registration Statement on Form N-1A.

          (h)(3)    Administration Agreement between the Registrant and AMT
                    Capital Services, Inc., dated September 21, 1992, filed as
                    Exhibit 9 to Post-Effective Amendment No. 8 to Registrant's
                    Registration Statement on Form N-1A.

          (h)(4)    Sales Incentive Fee Agreement between Fischer Francis Trees
                    & Watts, Inc. and AMT Capital Services, Inc., dated
                    September 21, 1992, filed as Exhibit 9(a) to Post-Effective
                    Amendment No. 8 to Registrant's Registration Statement on
                    Form N-1A.

          (h)(5)    Administration Agreement between the Registrant and AMT
                    Capital Services, Inc., dated February 1, 1995, filed as
                    Exhibit 9b to Post-Effective Amendment No. 16 to
                    Registrant's Registration Statement on Form N-1A.

          (h)(6)    Amendment Agreement dated May 29, 1998 to Administration
                    Agreement between the Registrant and AMT Capital Services,
                    Inc., dated February 1, 1995, filed as Exhibit (h)(6) to
                    Post-Effective Amendment No. 24 to Registrant's Registration
                    Statement on Form N-1A.

          (h)(7)    Amendment Agreement dated February 27, 2001 to Delegation
                    Agreement between the Registrant and Investors Bank & Trust
                    Company, originally dated July 7, 1998, to Post-Effective
                    Amendment No. 28 to Registrant's Registration Statement on
                    Form N-1A.

          (h)(8)    Operations Monitoring Agreement dated August 15, 2003
                    between the Registrant and EOS Fund Services LLC is filed as
                    Exhibit (h) (8) to Post-Effective Amendment No. 32 to the
                    Registrant's Registration Statement on Form N-1A.

          (i)(1)    Opinion and Consent of Counsel, dated June 28, 1989, filed as Exhibit 10 to Pre-Effective Amendment No. 1 to
                    Registrant's Registration Statement on Form N-1A.

          (i)(2)    Opinion and Consent of Counsel, dated December 28, 1995,
                    filed as Exhibit 10a to Post-Effective Amendment No. 17 to
                    Registrant's Registration Statement on Form N-1A.

          (i)(3)    Opinion and Consent of Counsel, dated April 24, 2000, filed as Exhibit (i)(3) to Post Effective Amendment No. 27 to
                    Registrant's Registration Statement on Form N-1A.

          (i)(4)    Opinion and Consent of Counsel, dated April 30, 2001, filed as Exhibit (i)(4) to Post-Effective Amendment No. 28 to
                    Registrant's Registration Statement on Form N-1A.

          (j)(1)    Not Applicable.

          (j)(2)    Powers of Attorney, dated February 25, 2003, filed as
                    Exhibit (j)(2) to Post-Effective Amendment No. 30 to the
                    Registrants Registration Statement on Form N1-A.

          (k)       Not Applicable.

          (l)       Purchase Agreement for Initial Capital between Registrant
                    and Fischer Francis Trees & Watts, Inc., dated November 17,
                    1989, filed as Exhibit 13 to Pre-Effective Amendment No. 3 to Registrant's Registration Statement on Form N-1A.

          (l)(1)    Purchase Agreement for Initial Capital between Registrant
                    and William E. Vastardis, dated July 8, 1998, filed as
                    Exhibit 1 to Post-Effective Amendment No. 25 to Registrant's
                    Registration Statement on Form N-1A.

          (m)       Form of Distribution Plan filed herein.

          (m1)      Form of Shareholder Services Plan filed herein

          (n)       Form of Multi-Class Plan filed herein.

          (o)       Not applicable.

          (p)(1)    Code of Ethics for Registrant and Fischer Francis Trees &
                    Watts, Inc. (and affiliates), dated March 1, 2000, to
                    Post-Effective Amendment No. 27 to Registrant's Registration
                    Statement on Form N-1A.

          (p)(2)    Amended Code of Ethics for Registrant and Fischer Francis
                    Trees & Watts, Inc. (and affiliates), dated February 27,
                    2001, filed as Exhibit p(2), to Post-Effective Amendment No.
                    28 to Registrant's Registration Statement on Form N-1A.

          (p)(3)    Amended Code of Ethics for Registrant and Fischer Francis
                    Trees & Watts, Inc. (and affiliates), dated July 2002, filed as Exhibit (p)(3) to the Post Effective Amendment No. 30 to
                    the Registrant's Registration Statement on Form N-1A.

          (p)(4)    Amended Code of Ethics for Registrant and Fischer Francis
                    Trees & Watts, Inc. (and affiliates), dated April 2003,
                    filed as Exhibit (p)(4) to the Post Effective Amendment No.
                    31 to the Registrant's Registration Statement on Form N-1A.

          (p)(5)    Amended Code of Ethics for Registrant and Fischer Francis
                    Trees & Watts, Inc. (and affiliates), dated September 2003, is filed as Exhibit (p)(5) to Post-Effective Amendment No.
                    32 to the Registrant's Registration Statement on Form N-1A.

ITEM 24
Persons Controlled by or under Common Control with the Registrant
-----------------------------------------------------------------

As of April 1, 2004, Fischer Francis Trees & Watts, Inc., had discretionary investment advisory agreements with shareholders of the Registrant, representing
___% of the Registrant's total net assets and therefore may be deemed to be a
"control person" of the Registrant as such term is defined in the 1940 Act.

ITEM 25
Indemnification.
---------------

     The Registrant shall indemnify directors, officers, employees and agents of the Registrant against judgments, fines, settlements and expenses to the fullest extent allowed, and in the manner provided, by applicable federal and Maryland law, including Section 17(h) and (i) of the Investment Company Act of 1940. In
this regard, the Registrant undertakes to abide by the provisions of Investment
Company Act Releases No. 11330 and 7221 until amended or superseded by subsequent interpretation of legislative or judicial action.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, Registrant understands that in the opinion of the
Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities
Act and will be governed by the final adjudication of such issue.

ITEM 26
Business and Other Connections of Investment Adviser.
----------------------------------------------------

     Fischer Francis Trees & Watts, Inc. (the "Investment Adviser"), is a
company organized under the laws of New York State and is an investment adviser registered under the Investment Advisers Act of 1940 (the "Advisers Act").

     All of the information required by this item is set forth in the Form ADV of the Fund's Investment Adviser (SEC File No. 801-10577). The following sections of the Form ADV are incorporated herein by reference:

(a) Items 1 and 2 of Part 2; and

(b) Item 6, Business Background, of each Schedule D.

ITEM 27

Principal Underwriter.
---------------------

(a) Quasar Distributors, LLC also acts as principal underwriter for the following investment companies:

AHA Funds
AIP Alternative Strategies Funds
Al Frank Funds
Allied Asset Advisors Funds
Alpine Equity Trust
Alpine Income Trust
Alpine Series Trust
American Trust Allegiance Fund
Avatar Advantage Funds
Blue and White Fund
Brandes Investment Trust
Brandywine Blue Funds, Inc.
Brazos Mutual Funds
Bridges Fund
Builders Fixed Income Fund, Inc.
Buffalo Funds
Capital Advisors Funds
CCM Advisors funds
CCMA Select Investment Trust
Chase Funds
Conning Money Market Portfolio
Country Funds
Cullen Funds
Duncan-Hurst Funds
Edgar Lomax Value Fund
Everest Series Funds Trust
FFTW Funds, Inc.
First American Funds, Inc.
First Amer Insurance Portfolios
First Amer Investment Funds, Inc.
First Amer Strategy Funds, Inc.
Fort Pitt Capital Group, Inc.
Fremont Funds

Fund X Funds
Greenville Small Cap Growth Fund
Guinness Atkinson Funds
Harding Loevner Funds
Hennessy Funds, Inc
Hennessy Mutual Funds, Inc.
Hester Total Return Fund
High Pointe Funds
Hollencrest Equity Fund
Howard Capital Appreciation Fund
Intrepid Capital Management
Invesco Nat'l Asset Mgmt Funds
Jacob Internet Fund Inc.
Jacobs & Company Mutual Fund
Jensen Portfolio
Julius Baer Funds
Kensington Funds
Kirr Marbach Partners Funds, Inc
Kit Cole Investment Trust
Leonetti Funds
Light Revolution Fund
Lighthouse Capital Management
Lindner Funds
LKCM Funds
Masters' Select Fund Trust
Matrix Asset Advisors, Inc.
McCarthy Fund
McIntyre Global Equity Fund
Midanek/Pak Fund
Monetta Fund, Inc.
Monetta Trust
MP63 Fund
Muhlenkamp (Wexford Trust)
Mutuals.com
Mutuals.com Vice Fund
NorCap Funds, Inc.
Optimum Q Funds
Osterweis Funds
Perkins Capital Management
Permanent Portfolio Funds
PIC Funds
Portfolio 21
Primecap Odyssey Funds
Prudent Bear Funds, Inc.
Purisima Funds
Rainier Funds
Segall Bryant & Hamill Funds

SEIX Funds
Summit Funds
Teberg Fund
Thompson Plumb (TIM)
Thompson Plumb (WISCAP)
TIFF Investment Program, Inc.
Tyee Capital Management
Villere Fund
Women's Equity Fund

(b)  Information regarding Quasar Distributors, LLC is described in Schedule A of its Form BD as currently on file with the SEC, the text of which is hereby incorporated by reference.

         CRD # on Form BD
         ----------------
         103848

(c)  Not applicable

ITEM 28
Location of Accounts and Records.
--------------------------------

     All accounts, books and other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940, as amended (the "1940
Act"), and the rules thereunder will be maintained at the offices of the
Investment Adviser, the Operations Monitoring Agent, the Custodian and the
Administrator.

                  FFTW Funds, Inc.
                  200 Park Avenue
                  New York, NY 10166

                  EOS Fund Services LLC
                  25 West 17th Street
                  Suite 601
                  New York, NY 10011

                  Investors Capital Services, Inc.
                  33 Maiden Lane, 4th floor
                  New York, New York 10038

                  Investors Bank & Trust Company
                  200 Clarendon Street
                  Boston, Massachusetts 02117-9130

ITEM 29
Management Services.
-------------------

Not applicable.

ITEM 30
Undertakings.
-------------

Not applicable

Registrant hereby undertakes to call a meeting of shareholders for the purpose of voting upon the question of removal of one or more of the Registrant's directors when requested in writing to do so by the holders of at least 10% of the Registrant's outstanding shares of common stock and, in connection with such meeting, to assist in communications with other shareholders in this regard, as provided under Section 16(c) of the 1940 Act.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment
Company Act of 1940, as amended, the Registrant certifies that it has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of New York and State of New
York on February 28, 2005.

                                   FFTW FUNDS, INC.

                                   By: /s/ Stephen P. Casper
                                       -----------------------------------------
                                       President and Principal Executive Officer
                                       Stephen P. Casper

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities indicated on February 28, 2005.

Signature                                                     Title
---------                                                     -----

/s/ Stephen P. Casper            Director, President and Chief Executive Officer
------------------------
Stephen P. Casper

/s/ Onder John Olcay             Chairman of the Board
------------------------
*Onder John Olcay

/s/ John C Head III              Director
------------------------
*John C Head III

/s/ Lawrence B. Krause           Director
------------------------
*Lawrence B. Krause

/s/ Saul H. Hymans               Director
------------------------
*Saul H. Hymans

/s/ Andrea Redmond               Director
------------------------
*Andrea Redmond

/s/ William E. Vastardis         Treasurer and Chief Financial Officer
------------------------
William E. Vastardis

/s/ Jill Grossberg               *Attorney-in-fact
------------------------
Jill Grossberg

*Power of attorney dated February 25, 2003 is incorporated by reference as an exhibit to the Registrant's Post-Effective Amendment No. 30, filed with the
Securities and Exchange Commission on February 28, 2003.

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                -----------------

                                    EXHIBITS

                                       TO

                                    FORM N-1A

                             REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                     AND THE

                         INVESTMENT COMPANY ACT OF 1940

                                -----------------

                                FFTW FUNDS, INC.

                                 EXHIBIT INDEX

(m) Form of Distribution Plan

(m1) Form of Shareholder Services Plan

(n) Form of Multi-Class Plan